UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number:
811-21566

Name of Fund:	BlackRock Floating Rate Income Trust (BGT)

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Floating Rate Income Trust, 50 Hudson Yards, New York, NY 10001
Registrant’s telephone number, including area code: (800)
882-0052,
Option 4
Date of fiscal year end: 12/31/2024
Date of reporting period: 12/31/2024

Item 1 – Reports to Stockholders
(a) The Reports to Shareholders are attached herewith.

December 31, 2024

2024 Annual Report

BlackRock Core Bond Trust (BHK)
BlackRock Corporate High Yield Fund, Inc. (HYT)
BlackRock Credit Allocation Income Trust (BTZ)
BlackRock Floating Rate Income Trust (BGT)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Supplemental Information
(unaudited)

Section 19(a) Notices
BlackRock Core Bond Trust
’
s (BHK), BlackRock Corporate High Yield Fund, Inc.’s (HYT), BlackRock Credit Allocation Income Trust
’
s (BTZ) and BlackRock Floating Rate
Income Trust
’
s (BGT) (collectively the “Trusts”, or individually a “Trust”) amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Trust’s investment experience during the year and may be subject to changes based on tax regulations. Each Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for U.S. federal income tax purposes.
December 31, 2024

	Total Cumulative Distributions for the Fiscal Period					% Breakdown of the Total Cumulative Distributions for the Fiscal Period
Trust Name	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital (a)	Total Per Common Share	Net Income	Net Realized Capital Gains Short-Term	Net Realized Capital Gains Long-Term	Return of Capital	Total Per Common Share
BHK	$ 0.565787	$ —	$ —	$ 0.329413	$ 0.895200	63%	— %	— %	37%	100%
HYT	0.708910	—	—	0.225890	0.934800	76	—	—	24	100
BTZ	0.674191	—	—	0.332609	1.006800	67	—	—	33	100
BGT	1.035274	—	—	0.408086	1.443360	72	—	—	28	100

(a)
Each Trust estimates that it has distributed more than its net income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Trust is returned to the shareholder. A return of capital does not necessarily reflect a Trust’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce a Trust’s net asset value per share.

Section 19(a) notices for the Trusts, as applicable, are available on the BlackRock website at
blackrock.com
.
Managed Distribution Plan
The Trusts, each with the approval of its Board of Trustees (the “Board”), has adopted a managed distribution plan, consistent with its investment objectives and policies, to support a level distribution of income, capital gains and/or return of capital (the “Plan”). In accordance with the Plans, the Trusts currently distribute the following fixed amounts per share on a monthly basis.

Trust Name	Amount Per Common Share
BHK	$ 0.074600
HYT	0.077900
BTZ	0.083900
BGT	0.120280
The fixed amounts distributed per share are subject to change at the discretion of each Trust
’
s Board. Each Trust is currently not relying on any exemptive relief from
Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”). Under its Plan, a Trust will distribute all available investment income to its shareholders as required by the Internal Revenue Code of 1986, as amended (the “Code”). If sufficient income (inclusive of net investment income and short-term capital gains) is not earned on a monthly basis, a Trust will distribute long-term capital gains and/or return of capital to shareholders in order to maintain a level distribution. Each monthly distribution to shareholders is expected to be at the fixed amount established by the Board; however, a Trust may make additional distributions from time to time, including additional capital gain distributions at the end of the taxable year, if required to meet requirements imposed by the Code and/or the 1940 Act.
Shareholders should not draw any conclusions about a Trust
’
s investment performance from the amount of these distributions or from the terms of the Plan. Each Trust
’
s total
return performance is presented in its financial highlights table.
Each Trust
’
s Board may amend, suspend or terminate a Trust
’
s Plan at any time without prior notice to the Trust
’
s shareholders if it deems such actions to be in the best
interests of the Trust or its shareholders. The suspension or termination of the Plan could have the effect of creating a trading discount (if the Trust
’
s stock is trading at or above
net asset value) or widening an existing trading discount. Each Trust is subject to risks that could have an adverse impact on its ability to maintain level distributions. Examples of potential risks include, but are not limited to, economic downturns impacting the markets, changes in interest rates, decreased market volatility, companies suspending or decreasing corporate dividend distributions and changes in the Code.  Please refer to BHK
’
s, HYT
’
s and BGT
’
s prospectus for a more complete description of a Trust
’
s risks.

2024
BlackRock Annual Report to Shareholders

Table of Contents

The Benefits and Risks of Leveraging
The Trusts may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Trust on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust
’
s shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings
(less the leverage liability) is reflected in the per share NAV.
To illustrate these concepts, assume a Trust’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Trust’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Trust with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Trust’s financing cost of leverage is significantly lower than the income earned on a Trust’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares
(“Common Shareholders”) are the beneficiaries of the incremental net income.
However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed a Trust
’
s return on assets purchased with leverage proceeds, income to shareholders is lower than if a Trust had not used leverage.
Furthermore, the value of the Trusts
’
portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the amount of each Trust
’
s obligations under its respective leverage arrangement generally does not fluctuate in relation to interest rates.
As a result, changes in interest rates can influence the Trusts
’
NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Trust
’
s intended leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Trust
’
s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Trust’s shares than if the Trust were not leveraged. In addition, each Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit a Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Trust incurs expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shareholders. Moreover, to the extent the calculation of each Trust
’
s investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Trusts
’
investment adviser will be higher than if the Trusts did not use leverage.
Each Trust may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements, if applicable.
Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Trust is permitted to borrow money (including through the use of TOB Trusts) or issue debt securities up to 33 1/3% of its total managed assets. A Trust may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Trust may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.
Derivative Financial Instruments
The Trusts may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Trusts must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Trusts
’
successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Trust can realize on an investment and/or may result in lower distributions paid to shareholders. The Trusts
’
investments in these
instruments, if any, are discussed in detail in the Notes to Financial Statements.

2024
BlackRock Annual Report to Shareholders

Trust Summary
as of December 31, 2024

BlackRock Core Bond Trust (BHK)
Investment Objective
BlackRock Core Bond Trust
’
s
(
BHK
) (the “
Trust
”)
investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 75% of its managed assets in bonds that are investment grade quality at the time of investment. Under normal market conditions, the Trust intends to invest its assets primarily in a diversified portfolio of investment grade bonds, which may include, but are not limited to, corporate bonds,
U.S. government and agency securities and mortgage-related securities. The Trust may invest up to 25% of its total managed assets in bonds that, at the time of investment, are rated Ba/BB or below by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings ("S&P"), Fitch Ratings (“Fitch”) or another nationally recognized rating agency or bonds that are unrated but judged to be of comparable quality by the investment adviser. The Trust may invest up to 10% of its total managed assets in bonds issued in foreign currencies. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BHK
Initial Offering Date	November 27, 2001
Current Distribution Rate on Closing Market Price as of December 31, 2024 ($10.46) (a)	8.56%
Current Monthly Distribution per Common Share (b)	$0.074600
Current Annualized Distribution per Common Share (b)	$0.895200
Leverage as of December 31, 2024 (c)	40%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/24	12/31/23	Change	High	Low
Closing Market Price	$ 10.46	$ 10.91	(4.12) %	$ 12.06	$ 10.23
Net Asset Value	10.30	11.02	(6.53)	11.17	10.24
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Trust’s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
An index that measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Trust Summary

Trust Summary
as of December 31, 2024
(continued)

BlackRock Core Bond Trust (BHK)
Performance
Returns for the period ended December 31, 2024 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	1.58%	(0.77) %	2.97%
Trust at Market Price (a)(b)	4.19	0.52	4.34
Bloomberg U.S. Credit Index	2.03	0.23	2.29
Reference Benchmark (c)	1.25	(0.09)	2.24
Bloomberg U.S. Long Government/Credit Index (d)	(4.15)	(3.26)	0.99
Bloomberg Intermediate Credit Index (e)	4.01	1.39	2.44
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (f)	8.19	4.20	5.16
Bloomberg CMBS, Eligible for U.S. Aggregate Index (g)	4.68	0.99	2.14
Bloomberg MBS Index (h)	1.20	(0.74)	0.91
Bloomberg ABS Index (i)	5.02	2.01	2.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Long Government/Credit Index (40%); Bloomberg Intermediate Credit Index (24%); Bloomberg U.S. Corporate High
Yield 2% Issuer Capped Index (16%); Bloomberg CMBS, Eligible for U.S. Aggregate Index (8%); Bloomberg MBS Index (8%); and Bloomberg ABS Index (4%). The Reference
Benchmark’s index content and weightings may have varied over past periods.

(d)
An unmanaged index that is the long component of the Bloomberg U.S. Government/Credit Index. It includes publicly issued U.S. Treasury debt, U.S. government agency debt, taxable debt issued by U.S. states and territories and their political subdivisions, debt issued by U.S. and non-U.S. corporations, non-U.S. government debt and supranational debt.

(e)
An unmanaged index that is the intermediate component of the Bloomberg U.S. Credit Index. The Bloomberg U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

(f)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

(g)	An unmanaged index that is the CMBS component of the Bloomberg U.S. Aggregate Index.
(h)
An unmanaged index is a market value-weighted index, which covers the mortgage-backed securities component of the Bloomberg U.S. Aggregate Bond Index. It is comprised of agency mortgage-backed pass-through securities of the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), and the
Federal Home Loan Mortgage Corporation (Freddie Mac) with a minimum $150 million par amount outstanding and a weighted-average maturity of at least 1 year. The index includes reinvestment of income.

(i)	An unmanaged index that is the asset-backed securities component of the Bloomberg U.S. Aggregate Index.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
The largest contributors to the Trust’s absolute performance over the period included exposure to a range of credit-oriented sectors including high yield and investment grade corporate bonds, collateralized loan obligations (“CLOs”), capital securities and non-agency residential mortgage-backed securities (“MBS”). Holdings of agency MBS also contributed to return.
The largest detractor from the Trust’s absolute performance was its use of derivatives.
The Trust utilized derivatives during the period including Treasury futures, currency forwards, currency options, interest rate swaps and credit default swaps. Derivative securities were employed primarily to adjust duration (sensitivity to interest rate changes) and yield curve exposure, as well as to hedge credit and currency risk. Currency forwards were used to provide the portfolio with active currency exposure. The Trust’s use of derivatives detracted from performance during the period.
The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. The distribution policy resulted in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The Trust continued to favor high yield and investment grade corporate bonds during the period against a strong fundamental backdrop for issuers including high interest coverage, low leverage and positive ratings momentum, as well as supportive demand from all-in-yield buyers. Elsewhere, the Trust favored securitized assets as an attractive source of risk-adjusted incremental income, including CLOs and asset-backed securities (“ABS”). The Trust traded agency MBS tactically, adding in periods of low volatility and trimming as volatility increased.

2024
BlackRock Annual Report to Shareholders

Trust Summary
as of December 31, 2024
(continued)

BlackRock Core Bond Trust (BHK)
Describe portfolio positioning at period end.
At period end, the Trust maintained diversified exposure to non-government spread sectors including high yield and investment grade corporate bonds, commercial mortgage-backed securities and ABS. The Trust also held exposure to government-related sectors such as U.S. Treasury securities, agency debt and agency MBS. The Trust favored an above-benchmark stance with respect to duration and corresponding interest rate sensitivity.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments (a)
Corporate Bonds	41.2%
U.S. Treasury Obligations	15.6
U.S. Government Sponsored Agency Securities	12.8
Non-Agency Mortgage-Backed Securities	11.6
Asset-Backed Securities	9.0
Preferred Securities	3.9
Municipal Bonds	2.4
Floating Rate Loan Interests	2.1
Foreign Agency Obligations	1.1
Fixed Rate Loan Interests	0.3

CREDIT QUALITY ALLOCATION
Credit Rating (b)	Percent of Total Investments (a)
AAA/Aaa (c)	38.0%
AA/Aa	4.0
A	12.7
BBB/Baa	15.9
BB/Ba	9.6
B	10.2
CCC/Caa	2.5
C	0.2
D	— (d)
N/R (e)	6.9

(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

(d)	Rounds to less than 0.1%.
(e)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

Trust Summary

Trust Summary
as of December 31, 2024

BlackRock Corporate High Yield Fund, Inc. (HYT)
Investment Objective
BlackRock Corporate High Yield Fund, Inc.
’
s
(
HYT
) (the “
Trust
”)
primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust seeks to achieve its objectives by investing primarily in a diversified portfolio of fixed income securities which are rated at the time of investment to be below investment grade or, if unrated, are considered by the investment adviser to be of comparable quality. The Trust may invest directly in fixed income securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	HYT
Initial Offering Date	May 30, 2003
Current Distribution Rate on Closing Market Price as of December 31, 2024 ($9.81) (a)	9.53%
Current Monthly Distribution per Common Share (b)	$0.077900
Current Annualized Distribution per Common Share (b)	$0.934800
Leverage as of December 31, 2024 (c)	22%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/24	12/31/23	Change	High	Low
Closing Market Price	$ 9.81	$ 9.43	4.03%	$ 10.11	$ 9.26
Net Asset Value	9.67	9.73	(0.62)	9.87	9.42
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Trust’s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
An unmanaged index comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

2024
BlackRock Annual Report to Shareholders

Trust Summary
as of December 31, 2024
(continued)

BlackRock Corporate High Yield Fund, Inc. (HYT)
Performance
Returns for the period ended December 31, 2024 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	9.41%	5.05%	6.40%
Trust at Market Price (a)(b)	14.52	6.66	7.51
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19	4.20	5.16

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Positions in high yield bonds made the largest contributions to absolute performance, followed by leveraged loans. In terms of credit tiers, B, BB, and CC rated issues were the leading contributors, respectively. At the sector level, the largest contributions came from information technology and wireline telecommunications.
At a time of strong returns for the broader high yield market, no aspect of the Trust’s positioning significantly detracted from absolute performance.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. The distribution policy resulted in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
While key positioning themes have remained broadly consistent, the investment adviser tactically navigated sector- and issuer-level positioning to take advantage of market opportunities. It increased the Trust’s allocation to loans and decreased the positions in investment-grade and high yield corporate bonds. The adviser was active in using derivatives—including total return swaps, high yield exchange-traded funds, and index credit default swaps (“CDX”) to manage portfolio positioning. It also slightly increased the Trust’s active positions in B and CCC rated bonds, while reducing its allocation to BBs.
Describe portfolio positioning at period end.
The Trust was underweight in BBs and overweight in Bs and select CCCs. The Trust maintained tactical allocations to both loans and investment-grade bonds. Technology, property and casualty, and wirelines were among the top sector overweights, while retailers, healthcare, and leisure were among the largest underweights.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Trust Summary

Trust Summary
as of December 31, 2024
(continued)

BlackRock Corporate High Yield Fund, Inc. (HYT)
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments (a)
Corporate Bonds	80.6%
Floating Rate Loan Interests	9.5
Preferred Securities	5.4
Investment Companies	2.5
Fixed Rate Loan Interests	1.5
Other*	0.5

CREDIT QUALITY ALLOCATION
Credit Rating (b)	Percent of Total Investments (a)
A	0.1%
BBB/Baa	4.0
BB/Ba	29.3
B	50.5
CCC/Caa	10.3
CC	— (c)
N/R	5.8

(a)	Excludes short-term securities.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 0.1%.
*	Includes one or more investment categories that individually represents less than 1.0% of the Trust ’ s total investments. Please refer to the Consolidated Schedule of Investments for details.

2024
BlackRock Annual Report to Shareholders

Trust Summary
as of December 31, 2024

BlackRock Credit Allocation Income Trust (BTZ)
Investment Objective
BlackRock Credit Allocation Income Trust
’
s (
BTZ
) (the “
Trust
”)
investment objective is to provide current income, current gains and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BTZ
Initial Offering Date	December 27, 2006
Current Distribution Rate on Closing Market Price as of December 31, 2024 ($10.46) (a)	9.63%
Current Monthly Distribution per Common Share (b)	$0.083900
Current Annualized Distribution per Common Share (b)	$1.006800
Leverage as of December 31, 2024 (c)	34%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to any borrowings) minus the sum of its liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/24	12/31/23	Change	High	Low
Closing Market Price	$ 10.46	$ 10.32	1.36%	$ 11.28	$ 10.01
Net Asset Value	11.27	11.59	(2.76)	11.77	11.03
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Trust’s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
An index that measures the investment grade, US dollar-denominated, fixed-rate, taxable corporate and government related bond markets. It is composed of the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities.
Trust Summary

Trust Summary
as of December 31, 2024
(continued)

BlackRock Credit Allocation Income Trust (BTZ)
Performance
Returns for the period ended December 31, 2024 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	6.72%	2.60%	4.71%
Trust at Market Price (a)(b)	11.24	2.48	5.55
Reference Benchmark (c)	4.53	1.74	3.46
Bloomberg U.S. Credit Index	2.03	0.23	2.29
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (d)	8.19	4.20	5.16
Bloomberg USD Capital Securities Index (e)	5.49	1.75	3.75

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust ’ s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)
The Reference Benchmark is comprised of the Bloomberg U.S. Credit Index (50.36%), the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index (29.93%), and the Bloomberg
USD Capital Securities Index (19.71%).

(d)
An unmanaged index comprised of issuers that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and
no issuer represents more than 2% of the index.

(e)	An unmanaged index that tracks fixed-rate, investment grade capital securities denominated in USD.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Contributions to the Trust’s performance over the period were led by broad U.S. credit exposures, in particular to investment grade corporate bonds, high yield corporate bonds, capital securities and high rated collateralized loan obligations (“CLOs”). Exposure to bank loans, European corporate bonds and Asian corporate bonds contributed modestly.
Detractors over the period included to-be-announced mortgage-backed securities and equity hedges.
The Trust’s practice of maintaining a specified level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. The distribution policy resulted in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
Within the Trust’s allocation to CLOs exposure was shifted up the capital stack with a focus on the AAA-rated cohort. Exposure to bank loans was modestly increased given that all-in yields remain elevated as reference rates have remained relatively high with the Federal Reserve’s renewed focus on inflation. Exposure was selectively added to Asian high yield and emerging market bonds while exposure to U.S. high yield and investment grade corporate bonds was trimmed modestly.
In addition to employing leverage, the Trust uses derivatives as part of its investment strategy, including forward contracts to hedge foreign currency exposure of non-U.S.
positions back to U.S. dollars and interest rate futures to adjust duration positioning tactically as needed.
Describe portfolio positioning at period end.
At period end, the Trust was focused primarily on the U.S. bonds market, with significant exposure to U.S. high yield and investment grade corporate bonds. The Trust also had meaningful exposure to floating rate sources of income, most notably bank loans and high-rated CLOs which have become more attractive relative to fixed-rate instruments with the prospect of a more gradual rate-cutting cycle.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.

2024
BlackRock Annual Report to Shareholders

Trust Summary
as of December 31, 2024
(continued)

BlackRock Credit Allocation Income Trust (BTZ)
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments (a)
Corporate Bonds	74.5%
Asset-Backed Securities	10.5
Preferred Securities	7.8
Floating Rate Loan Interests	5.0
Foreign Agency Obligations	1.3
Other*	0.9

CREDIT QUALITY ALLOCATION
Credit Rating (b)	Percent of Total Investments (a)
AAA/Aaa	6.8%
AA/Aa	4.5
A	12.5
BBB/Baa	33.5
BB/Ba	21.0
B	17.6
CCC/Caa	3.0
D	— (c)
N/R (d)	1.1

(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 0.1%.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust ’ s total investments. Please refer to the Schedule of Investments for details.
Trust Summary

Trust Summary
as of December 31, 2024

BlackRock Floating Rate Income Trust (BGT)
Investment Objective
BlackRock Floating Rate Income Trust
’
s (
BGT
) (the “
Trust
”)
primary investment objective is to provide a high level of current income. The Trust’s secondary investment objective is to seek the preservation of capital to the extent consistent with its primary objective of high current income. The Trust seeks to achieve its investment objectives by investing primarily, under normal market conditions, at least 80% of its assets in floating and variable rate instruments of U.S. and non-U.S. issuers, including a substantial portion of its assets in global floating and variable rate securities including senior secured floating rate loans made to corporate and other business entities. Under normal market conditions, the Trust expects that the average effective duration of its portfolio will be no more than 1.5 years. The Trust may invest directly in such securities or synthetically through the use of derivatives.
No assurance can be given that the Trust’s investment objective will be achieved.
Trust Information

Symbol on New York Stock Exchange	BGT
Initial Offering Date	August 30, 2004
Current Distribution Rate on Closing Market Price as of December 31, 2024 ($12.86) (a)	11.22%
Current Monthly Distribution per Common Share (b)	$0.120280
Current Annualized Distribution per Common Share (b)	$1.443360
Leverage as of December 31, 2024 (c)	16%

(a)
Current distribution rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. Past performance is not an indication of future results.

(b)	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain.
(c)
Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Trust (including any assets attributable to borrowings), minus the sum of liabilities (other than borrowings representing financial leverage). Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments.

Market Price and Net Asset Value Per Share Summary

	12/31/24	12/31/23	Change	High	Low
Closing Market Price	$ 12.86	$ 12.38	3.88%	$ 13.74	$ 12.04
Net Asset Value	12.57	12.90	(2.56)	12.95	12.54
GROWTH OF $10,000 INVESTMENT

(a)
Represents the Trust’s closing market price on the NYSE and reflects the reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)
An unmanaged market value-weighted index designed to measure the performance of the U.S. leveraged loan market based upon spreads, interest payments and market weightings subject to a single loan facility weight cap of 2%.

2024
BlackRock Annual Report to Shareholders

Trust Summary
as of December 31, 2024
(continued)

BlackRock Floating Rate Income Trust (BGT)
Performance
Returns for the period ended December 31, 2024 were as follows:

	Average Annual Total Returns
	1 Year	5 Years	10 Years
Trust at NAV (a)(b)	9.11%	6.39%	6.05%
Trust at Market Price (a)(b)	16.32	8.85	7.40
Morningstar LSTA Leveraged Loan Index	8.95	5.86	5.15

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices. Performance results reflect the Trust’s use of leverage, if any.
(b)	The Trust moved from a discount to NAV to a premium during the period, which accounts for the difference between performance based on market price and performance based on NAV.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not an indication of future results.
The Trust is presenting the performance of one or more indices for informational purposes only. The Trust is actively managed and does not seek to track or replicate the performance of any index. The index performance shown is not intended to be indicative of the Trust’s investment strategies, portfolio components or past or future performance.
More information about the Trust’s historical performance can be found in the “Closed End Funds” section of
blackrock.com
.
The following discussion relates to the Trust’s absolute performance based on NAV:
What factors influenced performance?
Positions in leveraged loans made the largest contributions to absolute performance. In terms of credit tiers, B, BB, and CCC were the leading contributor, respectively. At the sector level, the largest contributions came from information technology and healthcare.
At a time of strong returns for the broader market, no aspect of the Trust’s positioning significantly detracted from absolute performance. With this said, allocations to CC and
D rated bonds were very minor detractors.
The Trust’s practice of maintaining a speciﬁed level of monthly distributions to shareholders did not have a material impact on the Trust’s investment strategy. The distribution policy resulted in return of capital for the period. Refer to the financial highlights and income tax information sections in this report for further information about the distributions.
Describe recent portfolio activity.
The Trust moved from roughly market-weight in B rated issues to a sizable underweight. It marginally increased its overweights in BBBs and BBs, and it trimmed the position in CCCs.
The Trust continued to use liquid, index-based derivatives in the loan and high yield markets to manage its positioning.
Describe portfolio positioning at period end.
The Trust was overweight in BBBs and BBs. It maintained a small underweight in CCCs, where it was selective in identifying idiosyncratic opportunities. The Trust was underweight in B1s, B2s, and B3s. The top sector overweights included diversified manufacturing, property and casualty, and brokerage/asset managers/exchanges.
Healthcare, financial other, and technology were among the largest underweights. The Trust’s out-of-benchmark allocations remain limited.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.

These views are not intended to be a forecast of future events and are no guarantee of future results.
Trust Summary

Trust Summary
as of December 31, 2024
(continued)

BlackRock Floating Rate Income Trust (BGT)
Overview of the Trust’s Total Investments

PORTFOLIO COMPOSITION
Investment Type	Percent of Total Investments (a)
Floating Rate Loan Interests	90.5%
Investment Companies	4.3
Asset-Backed Securities	2.3
Corporate Bonds	2.0
Other*	0.9

CREDIT QUALITY ALLOCATION
Credit Rating (b)	Percent of Total Investments (a)
A	0.1%
BBB/Baa	8.6
BB/Ba	28.7
B	51.9
CCC/Caa	4.8
D	— (c)
N/R (d)	5.9

(a)	Excludes short-term securities.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Rounds to less than 0.1%.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of December 31, 2024, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1.0% of total investments.

*	Includes one or more investment categories that individually represents less than 1.0% of the Trust ’ s total investments. Please refer to the Schedule of Investments for details.

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AGL CLO Ltd., Series 2020-3A, Class D, (3-mo. CME Term SOFR + 3.56%), 8.22%, 01/15/33 (a)(b)	USD	250	$ 251,370
AIMCO CLO, Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 7.05%, 04/16/37 (a)(b)		650	659,775
Apidos CLO XVIII-R (a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.70%, 01/22/38		1,295	1,306,007
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 6.07%, 01/22/38		777	777,000
Apidos CLO XXII, Series 2015-22A, Class CR, (3-mo. CME Term SOFR + 3.21%), 7.83%, 04/20/31 (a)(b)		250	251,435
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3-mo. CME Term SOFR + 1.21%), 5.83%, 10/20/30 (a)(b)		326	326,305
Assurant CLO I Ltd., Series 2017-1A, Class CR, (3-mo. CME Term SOFR + 2.41%), 7.03%, 10/20/34 (a)(b)		500	500,855
Assurant CLO IV Ltd. (a)(b)
Series 2019-4A, Class CR, (3-mo. CME Term SOFR + 2.66%), 7.28%, 04/20/30		500	500,259
Series 2019-4A, Class DR, (3-mo. CME Term SOFR + 3.91%), 8.53%, 04/20/30		600	603,385
Bain Capital Credit CLO Ltd., Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 8.00%, 07/24/34 (a)(b)		250	251,478
Ballyrock CLO Ltd., Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38 (a)(b)		500	500,991
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2R, (3-mo. CME Term SOFR + 1.71%), 6.33%, 01/20/31 (a)(b)		1,500	1,501,286
Birch Grove CLO Ltd., Series 2021-3A, Class D1, (3-mo. CME Term SOFR + 3.46%), 8.08%, 01/19/35 (a)(b)		250	251,454
BlueMountain CLO XXVIII Ltd., Series 2021-28A, Class D, (3-mo. CME Term SOFR + 3.16%), 7.82%, 04/15/34 (a)(b)		500	502,760
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.26%, 04/15/37 (a)(b)		1,200	1,214,660
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.63%, 07/18/34 (a)(b)		2,500	2,512,585
Canyon Capital CLO Ltd. (a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term SOFR + 2.16%), 6.82%, 07/15/31		250	250,356
Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.61%), 8.27%, 04/15/34		500	502,745
Carlyle Global Market Strategies CLO Ltd. (a)(b)
Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.21%), 5.73%, 08/14/30		23	22,960
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.61%), 8.13%, 08/14/30		1,000	1,006,762
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.38%, 04/20/32 (a)(b)		400	400,771
CarVal CLO III Ltd., Series 2019-2A, Class E, (3-mo. CME Term SOFR + 6.70%), 11.32%, 07/20/32 (a)(b)		500	502,727
CarVal CLO VC Ltd., Series 2021-2A, Class D, (3-mo. CME Term SOFR + 3.51%), 8.17%, 10/15/34 (a)(b)		250	253,444
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.35%, 10/15/37 (a)(b)		500	502,396
Security		Par (000)	Value
Asset-Backed Securities (continued)
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.42%, 04/20/35 (a)(b)	USD	400	$ 401,470
CIFC Funding Ltd. (a)(b)
Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 3.81%), 8.46%, 07/16/30		500	502,753
Series 2014-3A, Class BR2, (3-mo. CME Term SOFR + 2.06%), 6.69%, 10/22/31		250	250,442
Series 2015-1A, Class ARR, (3-mo. CME Term SOFR + 1.37%), 6.00%, 01/22/31		554	555,094
Series 2015-3A, Class AR, (3-mo. CME Term SOFR + 1.13%), 5.75%, 04/19/29		54	54,054
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 7.07%, 04/21/37		1,000	1,015,454
Series 2017-2A, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.83%, 04/20/30		293	293,094
Series 2017-4A, Class A1R, (3-mo. CME Term SOFR + 1.21%), 5.85%, 10/24/30		241	241,059
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.79%, 01/18/38		1,036	1,039,109
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 6.17%, 01/18/38		1,295	1,298,394
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 7.67%, 10/20/37		500	509,511
Series 2020-1A, Class DR, (3-mo. CME Term SOFR + 3.36%), 8.02%, 07/15/36		500	502,748
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74 (b)		164	160,682
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 1A, (1 mo. Term SOFR + 0.25%), 4.65%, 01/15/37 (a)		804	758,636
Dewolf Park CLO Ltd., Series 2017-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.77%, 10/15/30 (a)(b)		280	281,537
Dryden CLO Ltd. (a)(b)
Series 2017-53A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.32%, 01/15/31		1,320	1,321,024
Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 7.54%, 04/18/31		1,250	1,253,440
Dryden Senior Loan Fund (a)(b)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 6.02%, 01/15/31		174	174,023
Series 2017-50A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/30		250	250,705
Eaton Vance CLO Ltd., Series 2015-1A, Class A2R, (3- mo. CME Term SOFR + 1.51%), 6.13%, 01/20/30 (a)(b)		1,000	1,012,724
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B, 3.50%, 11/25/50 (b)		110	90,051
Elmwood CLO 21 Ltd., Series 2022-8A, Class CR, (3- mo. CME Term SOFR + 2.70%), 7.32%, 10/20/36 (a)(b)		500	507,097
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 7.03%, 04/18/37 (a)(b)		1,300	1,319,638
Elmwood CLO VI Ltd., Series 2020-3A, Class BRR, (3- mo. CME Term SOFR + 1.70%), 6.33%, 07/18/37 (a)(b)		250	250,956
Fairstone Financial Issuance Trust I, Series 2020-1A, Class C, 5.16%, 10/20/39 (b)	CAD	170	114,486
Flatiron CLO Ltd., Series 2018-1A, Class A, (3-mo. CME Term SOFR + 1.21%), 5.86%, 04/17/31 (a)(b)	USD	471	471,217
Galaxy CLO Ltd., Series 2023-31A, Class E, (3-mo. CME Term SOFR + 8.43%), 13.09%, 04/15/36 (a)(b)		350	357,095
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Galaxy XX CLO Ltd., Series 2015-20A, Class CR, (3-mo. CME Term SOFR + 2.01%), 6.63%, 04/20/31 (a)(b)	USD	250	$ 250,364
Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, (3- mo. CME Term SOFR + 1.28%), 5.77%, 05/16/31 (a)(b)		686	686,912
GoldenTree Loan Management U.S. CLO Ltd. (a)(b)
Series 2018-3A, Class B1, (3-mo. CME Term SOFR + 1.81%), 6.43%, 04/20/30		250	250,481
Series 2019-5A, Class BR, (3-mo. CME Term SOFR + 1.86%), 6.50%, 04/24/31		500	501,369
Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.59%, 10/20/34		470	469,994
Golub Capital Partners CLO Ltd., Series 2021-55A, Class E, (3-mo. CME Term SOFR + 6.82%), 11.44%, 07/20/34 (a)(b)		250	251,995
Gracie Point International Funding LLC, Series 2023-1A, Class D, (90-day Avg SOFR + 4.50%), 9.43%, 09/01/26 (a)(b)		162	163,313
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59 (b)		100	99,770
Highbridge Loan Management, Series 3A-2014, Class CR, (3-mo. CME Term SOFR + 3.86%), 8.49%, 07/18/29 (a)(b)		1,000	1,005,575
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.44%, 10/20/32 (b)		800	801,037
Long Beach Mortgage Loan Trust, Series 2006-8, Class 2A4, (1 mo. Term SOFR + 0.59%), 4.93%, 09/25/36 (a)		5,848	1,563,736
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 6.13%, 04/18/37 (a)(b)		1,300	1,311,414
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class E, (3-mo. CME Term SOFR + 6.51%), 11.13%, 04/19/33 (a)(b)		500	503,000
Madison Park Funding XXIII Ltd. (a)(b)
Series 2017-23A, Class AR, (3-mo. CME Term SOFR + 1.23%), 5.85%, 07/27/31		768	769,013
Series 2017-23A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.88%, 07/27/31		600	601,563
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.61%, 04/15/37 (a)(b)		1,000	1,003,761
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class C, (3-mo. CME Term SOFR + 2.16%), 6.81%, 07/17/34 (a)(b)		250	250,379
Marble Point CLO XXIII Ltd., Series 2021-4A, Class D1, (3-mo. CME Term SOFR + 3.91%), 8.54%, 01/22/35 (a)(b)		250	251,449
Navient Private Education Refi Loan Trust (b)
Series 2019-D, Class A2A, 3.01%, 12/15/59		405	389,126
Series 2019-GA, Class A, 2.40%, 10/15/68		134	127,870
Series 2021-CA, Class A, 1.06%, 10/15/69		661	589,536
Series 2021-DA, Class C, 3.48%, 04/15/60		770	702,487
Series 2021-DA, Class D, 4.00%, 04/15/60		440	399,827
Series 2021-EA, Class A, 0.97%, 12/16/69		794	698,893
Series 2023-A, Class A, 5.51%, 10/15/71		141	141,540
Nelnet Student Loan Trust (b)
Series 2021-A, Class D, 4.93%, 04/20/62		460	389,604
Series 2021-BA, Class B, 2.68%, 04/20/62		1,983	1,699,314
Series 2021-CA, Class AFL, (1 mo. Term SOFR + 0.85%), 5.22%, 04/20/62 (a)		298	296,921
Neuberger Berman Loan Advisers CLO Ltd. (a)(b)
Series 2019-34A, Class BR, (3-mo. CME Term SOFR + 1.75%), 6.37%, 01/20/35		400	400,805
Security		Par (000)	Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO Ltd. (a)(b) (continued)
Series 2019-35R, Class CR, (3-mo. CME Term SOFR + 2.30%), 6.92%, 01/19/33	USD	1,500	$ 1,507,554
OCP CLO Ltd. (a)(b)
Series 16-11R, Class B1R2, (3-mo. CME Term SOFR + 1.95%), 6.57%, 04/26/36		500	504,198
Series 2015-9A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 6.40%, 01/15/33		250	250,724
Series 2017-13A, Class AR2, (3-mo. CME Term SOFR + 1.34%), 5.90%, 11/26/37		1,000	1,004,781
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.68%, 01/21/38		1,000	1,000,000
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.97%, 07/15/34 (a)(b)		250	251,374
Octagon Investment Partners XV Ltd., Series 2013-1A, Class A1RR, (3-mo. CME Term SOFR + 1.23%), 5.85%, 07/19/30 (a)(b)		1,157	1,158,147
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.29%, 01/25/31 (a)(b)		500	500,715
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class AAR3, (3-mo. CME Term SOFR + 1.26%), 5.78%, 02/14/31 (a)(b)		163	163,111
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class DRR, (3-mo. CME Term SOFR + 3.01%), 7.64%, 01/22/30 (a)(b)		500	502,887
OHA Credit Funding Ltd., Series 2019-4A, Class AR2, (3-mo. CME Term SOFR + 1.29%), 6.31%, 01/22/38 (a)(b)		250	250,000
OZLM XXI Ltd., Series 2017-21A, Class C, (3-mo. CME Term SOFR + 2.93%), 7.55%, 01/20/31 (a)(b)		1,000	1,002,324
Palmer Square CLO Ltd. (a)(b)
Series 2013-2A, Class A2R3, (3-mo. CME Term SOFR + 1.76%), 6.41%, 10/17/31		250	249,934
Series 2015-2A, Class CR2, (3-mo. CME Term SOFR + 3.01%), 7.63%, 07/20/30		250	250,241
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.17%, 11/15/36		250	251,200
Series 2020-3ARR, Class A2R2, (3-mo. CME Term SOFR + 2.30%), 6.82%, 11/15/36		250	252,289
Series 2024-4A, Class B, (3-mo. CME Term SOFR + 1.65%), 5.98%, 01/15/38		920	919,937
Palmer Square Loan Funding Ltd., Series 2021-3A, Class A1, (3-mo. CME Term SOFR + 1.06%), 5.68%, 07/20/29 (a)(b)		81	80,586
Park Avenue Institutional Advisers CLO Ltd., Series 2017- 1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 11.59%, 02/14/34 (a)(b)		1,300	1,230,206
Prodigy Finance DAC, Series 2021-1A, Class C, (1 mo. Term SOFR + 3.86%), 8.20%, 07/25/51 (a)(b)		57	57,507
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.96%, 01/25/38 (a)(b)		1,700	1,700,000
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 6.37%, 01/15/34 (a)(b)		850	854,338
Rockford Tower CLO Ltd., Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.84%, 01/15/38 (a)(b)		1,709	1,717,947
Romark CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 2.41%), 7.04%, 10/23/30 (a)(b)		500	500,535
Signal Peak CLO Ltd., Series 2017-4A, Class XR, (3-mo. CME Term SOFR + 1.21%), 5.83%, 10/26/34 (a)(b)		700	700,201

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
SMB Private Education Loan Trust (b)
Series 2019-A, Class A2A, 3.44%, 07/15/36	USD	817	$ 800,967
Series 2019-B, Class A2A, 2.84%, 06/15/37		174	168,808
Series 2021-A, Class A2B, 1.59%, 01/15/53		297	268,022
Series 2021-A, Class B, 2.31%, 01/15/53		201	193,604
Series 2021-C, Class C, 3.00%, 01/15/53		116	99,194
Series 2021-C, Class D, 3.93%, 01/15/53		65	58,090
Series 2021-D, Class A1A, 1.34%, 03/17/53		889	821,021
Series 2022-C, Class A1A, 4.48%, 05/16/50		287	282,187
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.80%), 6.40%, 10/16/56 (a)		190	195,300
Series 2023-C, Class A1A, 5.67%, 11/15/52		1,345	1,363,268
Sterling COOFS Trust (c)
Series 2004-1, Class A, 2.36%, 04/15/29		700	—
Series 2004-2, Class Note, 2.08%, 03/30/30 (b)		360	—
Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A2, 3.45%, 02/25/32		14	12,314
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54 (b)		295	298,592
Symphony CLO XXXII Ltd., Series 2022-32A, Class B, (3-mo. CME Term SOFR + 1.85%), 6.48%, 04/23/35 (a)(b)		600	602,104
TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, (3-mo. CME Term SOFR + 1.19%), 5.85%, 07/15/30 (a)(b)		288	288,549
Trestles CLO Ltd. (a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.10%), 6.73%, 07/25/37		1,750	1,754,829
Series 2017-1A, Class D1RR, (3-mo. CME Term SOFR + 3.15%), 7.78%, 07/25/37		250	254,012
Trimaran CAVU Ltd. (a)(b)
Series 2019-2A, Class C, (3-mo. CME Term SOFR + 4.98%), 9.61%, 11/26/32		500	502,778
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 8.14%, 10/25/34		500	502,969
Series 2022-2A, Class D, (3-mo. CME Term SOFR + 6.12%), 10.74%, 01/20/36		400	402,269
Series 2023-1, Class E, (3-mo. CME Term SOFR + 8.94%), 13.56%, 07/20/36		500	517,978
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32 (d)	GBP	6	7,847
Voya CLO Ltd. (a)(b)
Series 2014-2A, Class A1RR, (3-mo. CME Term SOFR + 1.28%), 5.93%, 04/17/30	USD	34	34,383
Series 2017-2A, Class A2AR, (3-mo. CME Term SOFR + 1.91%), 6.57%, 06/07/30		250	250,448
Series 2017-3A, Class A1R, (3-mo. CME Term SOFR + 1.30%), 5.92%, 04/20/34		1,900	1,903,090
Series 2018-2A, Class A2, (3-mo. CME Term SOFR + 1.51%), 6.17%, 07/15/31		1,000	1,005,114
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3-mo. CME Term SOFR + 1.36%), 5.68%, 01/20/38 (a)(b)		750	750,000
Whetstone Park CLO Ltd., Series 2021-1A, Class B1, (3-mo. CME Term SOFR + 1.86%), 6.48%, 01/20/35 (a)(b)		725	727,236
Whitebox CLO I Ltd., Series 2019-1A, Class D1RR, (3- mo. CME Term SOFR + 3.10%), 7.73%, 07/24/36 (a)(b)		500	502,216
Security		Par (000)	Value
Asset-Backed Securities (continued)
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3- mo. CME Term SOFR + 2.90%), 7.46%, 10/24/37 (a)(b)	USD	500	$ 508,199
Whitebox CLO III Ltd. (a)(b)
Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.51%, 10/15/35		250	251,491
Series 2021-3A, Class ER, (3-mo. CME Term SOFR + 5.65%), 10.31%, 10/15/35		250	251,647
Total Asset-Backed Securities — 14.3% (Cost: $80,080,314)			79,350,569
Corporate Bonds
Advertising Agencies — 0.6%
Clear Channel Outdoor Holdings, Inc. (b)
5.13%, 08/15/27		171	164,599
7.75%, 04/15/28 (e)		237	213,847
9.00%, 09/15/28 (e)		472	494,291
7.50%, 06/01/29		618	540,718
7.88%, 04/01/30 (e)		395	406,531
CMG Media Corp., 8.88%, 06/18/29 (b)		127	95,279
Interpublic Group of Cos., Inc., 5.40%, 10/01/48 (e)		500	471,501
Lamar Media Corp., 4.00%, 02/15/30		21	19,118
Neptune Bidco U.S., Inc., 9.29%, 04/15/29 (b)		268	249,273
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
4.25%, 01/15/29 (e)		211	196,206
4.63%, 03/15/30		66	60,988
7.38%, 02/15/31		93	97,207
Stagwell Global LLC, 5.63%, 08/15/29 (b)		69	65,695
			3,075,253
Aerospace & Defense — 2.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (b)		170	172,398
Boeing Co.
3.20%, 03/01/29		1,840	1,695,490
2.95%, 02/01/30		800	714,498
6.53%, 05/01/34		550	576,185
Bombardier, Inc. (b)
6.00%, 02/15/28 (e)		161	160,348
7.50%, 02/01/29		3	3,121
8.75%, 11/15/30 (e)		294	316,031
7.25%, 07/01/31		100	103,128
7.00%, 06/01/32 (e)		136	138,347
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (b)(e)		200	200,037
General Electric Co., 6.15%, 08/07/37 (e)		2,150	2,246,746
Goat Holdco LLC, 6.75%, 02/01/32 (b)		190	188,144
L3Harris Technologies, Inc.
2.90%, 12/15/29		1,200	1,085,800
1.80%, 01/15/31		300	247,012
Lockheed Martin Corp., 3.80%, 03/01/45		800	630,536
Northrop Grumman Corp.
4.70%, 03/15/33		400	387,728
4.75%, 06/01/43		850	761,704
RTX Corp.
2.38%, 03/15/32		1,000	830,074
5.15%, 02/27/33		900	892,436
4.50%, 06/01/42		300	258,929
Spirit AeroSystems, Inc. (b)
9.38%, 11/30/29		296	316,865
9.75%, 11/15/30		279	308,744
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc. (b)
6.75%, 08/15/28	USD	177	$ 178,544
6.38%, 03/01/29		813	814,806
7.13%, 12/01/31		444	454,640
6.63%, 03/01/32		1,356	1,368,239
6.00%, 01/15/33		663	649,777
Triumph Group, Inc., 9.00%, 03/15/28 (b)		428	445,647
			16,145,954
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30 (b)		99	99,543
Automobile Components — 0.5%
Aptiv Swiss Holdings Ltd., 5.40%, 03/15/49		465	398,861
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (d)	EUR	200	207,046
8.50%, 05/15/27 (b)(e)	USD	1,287	1,288,957
6.75%, 05/15/28 (b)		340	346,218
Forvia SE, 3.75%, 06/15/28 (d)	EUR	100	100,639
Goodyear Tire & Rubber Co., 5.63%, 04/30/33	USD	81	71,125
Mahle GmbH, 6.50%, 05/02/31 (d)	EUR	100	101,656
Tenneco, Inc., 8.00%, 11/17/28 (b)	USD	120	111,841
			2,626,343
Automobiles — 1.0%
Asbury Automotive Group, Inc., 4.50%, 03/01/28		10	9,585
Aston Martin Capital Holdings Ltd., 10.38%, 03/31/29 (d)	GBP	100	123,062
Carvana Co. (b)(f)
(13.00% PIK), 13.00%, 06/01/30	USD	343	376,713
(14.00% PIK), 14.00%, 06/01/31		597	716,258
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		108	112,066
Ford Motor Co., 4.75%, 01/15/43		2,000	1,576,679
General Motors Co., 6.25%, 10/02/43 (e)		2,506	2,474,895
LCM Investments Holdings II LLC (b)
4.88%, 05/01/29		55	51,356
8.25%, 08/01/31 (e)		244	253,117
RCI Banque SA, (5-year EUR Swap + 2.85%), 2.63%, 02/18/30 (a)(d)	EUR	100	103,166
			5,796,897
Banks — 5.4%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36 (a)(d)		100	103,668
Banca Monte dei Paschi di Siena SpA, (3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29 (a)(d)		100	107,937
Bangkok Bank PCL/Hong Kong, (5-year CMT + 4.73%), 5.00%	USD	500	494,000
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26 (d)		252	245,070
Bank of America Corp., (3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29 (a)(e)		4,000	3,897,102
Barclays Bank PLC, 1.00%, 02/16/29 (g)		229	229,696
Barclays PLC, (1-year CMT + 1.05%), 2.28%, 11/24/27 (a)(e)		3,000	2,853,519
Citigroup, Inc., (1-day SOFR + 2.34%), 6.27%, 11/17/33 (a)(e)		1,567	1,643,158
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29 (a)(e)		850	882,582
Freedom Mortgage Corp., 12.25%, 10/01/30 (b)		65	71,885
Goldman Sachs Group, Inc., (3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29 (a)(e)		4,000	3,892,048
HSBC Holdings PLC, 6.10%, 01/14/42		610	646,490
JPMorgan Chase & Co. (a)
(1-day SOFR + 1.18%), 2.55%, 11/08/32		1,000	843,517
(1-day SOFR + 1.62%), 5.34%, 01/23/35		540	536,571
Security		Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (a) (continued)
(1-day SOFR + 2.08%), 4.91%, 07/25/33	USD	1,381	$ 1,350,227
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30		1,000	946,952
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41		800	593,053
Morgan Stanley (a)
(1-day SOFR + 1.73%), 5.12%, 02/01/29 (e)		3,000	3,008,244
(1-day SOFR + 1.73%), 5.47%, 01/18/35		600	596,648
(1-day SOFR + 1.88%), 5.42%, 07/21/34		735	729,873
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(d)	EUR	100	112,100
NatWest Group PLC, (1-year CMT + 2.27%), 5.52%, 09/30/28 (a)	USD	1,000	1,012,707
Standard Chartered PLC, (5-year USD ICE Swap + 1.97%), 4.87%, 03/15/33 (a)(b)		500	487,835
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70% (a)(h)		77	78,521
UBS AG/Stamford CT, 5.00%, 07/09/27		900	905,277
Wells Fargo & Co. (a)
(1-day SOFR + 1.78%), 5.50%, 01/23/35 (e)		1,290	1,284,518
(1-day SOFR + 2.02%), 5.39%, 04/24/34		1,124	1,111,494
(1-day SOFR + 2.53%), 3.07%, 04/30/41 (e)		2,250	1,637,004
			30,301,696
Beverages — 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/48 (e)		4,600	3,883,627
Keurig Dr. Pepper, Inc., Series 31, 2.25%, 03/15/31		400	338,612
			4,222,239
Biotechnology — 0.6%
Amgen, Inc.
5.25%, 03/02/30		800	807,465
4.20%, 03/01/33		1,000	927,388
5.25%, 03/02/33		600	595,571
5.60%, 03/02/43		650	631,882
Baxalta, Inc., 5.25%, 06/23/45		500	460,246
			3,422,552
Broadline Retail — 0.2%
Amazon.com, Inc., 2.50%, 06/03/50		1,500	894,899
Rakuten Group, Inc. (b)
11.25%, 02/15/27		200	218,006
9.75%, 04/15/29		200	216,475
			1,329,380
Building Materials — 0.6%
Builders FirstSource, Inc., 6.38%, 03/01/34 (b)		115	113,498
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (b)(e)		183	175,360
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30 (b)	EUR	110	120,398
6.38%, 12/15/30 (d)		100	109,453
6.63%, 12/15/30 (b)	USD	785	786,047
6.75%, 07/15/31 (b)		122	122,833
JELD-WEN, Inc., 7.00%, 09/01/32 (b)		248	230,164
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28		55	53,132
9.75%, 07/15/28		89	91,015
Smyrna Ready Mix Concrete LLC (b)
6.00%, 11/01/28		251	244,817
8.88%, 11/15/31		479	502,210
Standard Building Solutions, Inc., 6.50%, 08/15/32 (b)		212	212,339
Standard Industries, Inc. (b)
4.75%, 01/15/28		3	2,871
4.38%, 07/15/30		170	155,756
3.38%, 01/15/31		28	24,007

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31 (b)(e)	USD	295	$ 313,020
Wilsonart LLC, 11.00%, 08/15/32 (b)		164	160,749
			3,417,669
Building Products — 1.1%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 (b)		76	77,106
GYP Holdings III Corp., 4.63%, 05/01/29 (b)		138	130,156
Home Depot, Inc., 5.88%, 12/16/36 (e)		1,660	1,745,576
Lowe ’ s Cos., Inc.
1.70%, 10/15/30		1,600	1,338,668
5.00%, 04/15/33 (e)		1,000	984,489
3.70%, 04/15/46		1,000	739,886
White Cap Buyer LLC, 6.88%, 10/15/28 (b)		936	925,637
			5,941,518
Capital Markets — 0.5%
Apollo Debt Solutions BDC (b)
6.90%, 04/13/29		191	197,587
6.70%, 07/29/31		105	107,835
Blackstone Private Credit Fund
5.95%, 07/16/29		76	76,501
6.25%, 01/25/31		46	46,774
6.00%, 11/22/34 (b)		385	375,640
Blue Owl Capital Corp. II, 8.45%, 11/15/26		94	98,523
Blue Owl Credit Income Corp.
7.75%, 09/16/27		169	177,462
6.60%, 09/15/29 (b)		26	26,519
6.65%, 03/15/31		210	213,740
Focus Financial Partners LLC, 6.75%, 09/15/31 (b)		136	135,460
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34 (b)(e)		151	147,050
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (b)		130	135,450
HPS Corporate Lending Fund, 6.75%, 01/30/29 (b)		140	143,767
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		262	248,055
9.75%, 01/15/29		155	155,399
4.38%, 02/01/29		108	90,210
10.00%, 11/15/29 (b)		200	200,472
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27 (g)		191	200,645
			2,777,089
Chemicals — 0.9%
Avient Corp., 6.25%, 11/01/31 (b)		83	81,870
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (b)		173	179,026
Axalta Coating Systems LLC, 3.38%, 02/15/29 (b)		198	179,741
Chemours Co.
5.38%, 05/15/27		97	93,364
5.75%, 11/15/28 (b)		114	105,899
4.63%, 11/15/29 (b)(e)		124	107,734
8.00%, 01/15/33 (b)		169	165,122
Element Solutions, Inc., 3.88%, 09/01/28 (b)		373	353,800
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27 (d)	EUR	100	104,399
HB Fuller Co., 4.25%, 10/15/28	USD	3	2,822
Herens Holdco SARL, 4.75%, 05/15/28 (b)		200	184,540
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)(e)		159	160,994
INEOS Quattro Finance 2 PLC (d)
8.50%, 03/15/29	EUR	100	110,836
6.75%, 04/15/30		100	107,400
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (b)(f)	USD	204	172,671
Security		Par (000)	Value
Chemicals (continued)
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (b)	USD	90	$ 92,573
Mativ Holdings, Inc., 8.00%, 10/01/29 (b)		80	77,056
Methanex U.S. Operations, Inc., 6.25%, 03/15/32 (b)		122	120,701
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28 (d)	EUR	100	110,312
9.75%, 11/15/28 (b)	USD	363	385,149
7.25%, 06/15/31 (b)		320	325,037
Sasol Financing USA LLC, 6.50%, 09/27/28		200	192,062
Sherwin-Williams Co., 3.80%, 08/15/49		350	256,496
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)		192	178,877
WR Grace Holdings LLC (b)
4.88%, 06/15/27		105	101,751
5.63%, 08/15/29 (e)		742	682,405
7.38%, 03/01/31		152	155,225
			4,787,862
Commercial Services & Supplies — 2.5%
ADT Security Corp., 4.88%, 07/15/32 (b)		39	35,794
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)		1,249	1,276,584
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (b)(e)		898	818,219
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (b)		329	311,068
4.88%, 06/01/28 (d)	GBP	100	115,918
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 7.37%, 04/15/31 (a)(d)	EUR	100	103,975
BCP V Modular Services Finance II PLC, 4.75%, 11/30/28 (d)		100	101,524
Belron UK Finance PLC, 5.75%, 10/15/29 (b)	USD	218	215,757
Boels Topholding BV, 5.75%, 05/15/30 (d)	EUR	100	108,104
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)	USD	200	209,672
Brink ’ s Co. (b)
6.50%, 06/15/29		85	86,140
6.75%, 06/15/32		56	56,411
Cimpress PLC, 7.38%, 09/15/32 (b)		150	149,017
Deluxe Corp., 8.13%, 09/15/29 (b)		70	70,981
EquipmentShare.com, Inc., 8.00%, 03/15/33 (b)		73	73,926
Fortress Transportation and Infrastructure Investors LLC (b)
5.50%, 05/01/28		9	8,802
7.88%, 12/01/30		478	503,103
7.00%, 05/01/31		193	196,888
7.00%, 06/15/32 (e)		337	343,642
5.88%, 04/15/33		135	130,278
Garda World Security Corp. (b)
4.63%, 02/15/27		88	85,468
7.75%, 02/15/28		154	158,914
6.00%, 06/01/29		57	54,035
8.25%, 08/01/32		222	225,602
8.38%, 11/15/32		478	486,530
Hertz Corp., 12.63%, 07/15/29 (b)		81	86,299
ITR Concession Co. LLC, 4.20%, 07/15/25 (b)(e)		4,000	3,933,822
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (b)		82	78,234
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28 (b)(e)		145	144,203
Q-Park Holding I BV, 5.13%, 02/15/30 (d)	EUR	100	106,388
Raven Acquisition Holdings LLC, 6.88%, 11/15/31 (b)	USD	138	136,616
RR Donnelley & Sons Co., 9.50%, 08/01/29 (b)		317	321,906
Service Corp. International
3.38%, 08/15/30		5	4,375
4.00%, 05/15/31		20	17,822
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Service Corp. International (continued)
5.75%, 10/15/32	USD	317	$ 307,485
Sotheby ’ s, 7.38%, 10/15/27 (b)(e)		465	459,817
Techem Verwaltungsgesellschaft 674 GmbH, 6.00%, 07/30/26 (d)	EUR	88	91,164
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29 (d)		100	106,885
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26 (b)	USD	580	574,600
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35		1,000	943,337
Verisure Holding AB, 9.25%, 10/15/27 (d)	EUR	80	86,908
Veritiv Operating Co., 10.50%, 11/30/30 (b)	USD	91	98,005
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)		342	351,276
Williams Scotsman, Inc. (b)
6.63%, 06/15/29		19	19,226
7.38%, 10/01/31		167	171,837
			13,966,557
Construction & Engineering — 0.3%
Arcosa, Inc. (b)
4.38%, 04/15/29		117	109,018
6.88%, 08/15/32		15	15,242
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)		964	981,161
Cellnex Telecom SA, Series CLNX, 2.13%, 08/11/30 (d)	EUR	100	108,728
GMR Hyderabad International Airport Ltd., 4.25%, 10/27/27	USD	200	190,750
			1,404,899
Consumer Finance — 1.0%
Block, Inc.
2.75%, 06/01/26		286	275,589
3.50%, 06/01/31		43	37,861
6.50%, 05/15/32 (b)(e)		405	408,910
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (b)		43	46,214
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34 (a)		440	441,903
FMR LLC, 4.95%, 02/01/33 (b)(e)		2,300	2,242,300
Global Payments, Inc., 1.50%, 03/01/31 (b)(g)		346	338,734
Moody ’ s Corp., 2.75%, 08/19/41		350	241,688
Navient Corp., 9.38%, 07/25/30		148	158,122
OneMain Finance Corp.
6.63%, 01/15/28		26	26,322
6.63%, 05/15/29		111	112,382
5.38%, 11/15/29		17	16,344
7.88%, 03/15/30		207	215,934
4.00%, 09/15/30		71	63,102
7.50%, 05/15/31		58	59,527
7.13%, 11/15/31		99	100,863
Raymond James Financial, Inc., 4.95%, 07/15/46		400	359,030
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32 (b)		251	255,281
Shift4 Payments, Inc., 0.00%, 12/15/25 (g)(i)		112	150,416
			5,550,522
Consumer Staples Distribution & Retail — 0.0%
B&M European Value Retail SA, 6.50%, 11/27/31 (d)	GBP	100	124,226
Containers & Packaging — 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29 (b)(e)	USD	866	743,888
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (d)	EUR	200	185,426
Security		Par (000)	Value
Containers & Packaging (continued)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (continued)
4.13%, 08/15/26 (b)	USD	202	$ 181,800
Clydesdale Acquisition Holdings, Inc. (b)
6.63%, 04/15/29		219	220,452
6.88%, 01/15/30		157	158,062
8.75%, 04/15/30 (e)		366	369,978
Fiber Bidco SpA, 6.13%, 06/15/31 (d)	EUR	100	104,113
LABL, Inc. (b)
5.88%, 11/01/28	USD	27	24,054
9.50%, 11/01/28		301	301,404
8.63%, 10/01/31		208	192,417
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/27 (e)		1,474	1,503,789
9.25%, 04/15/27		100	101,170
OI European Group BV, 6.25%, 05/15/28 (b)	EUR	100	107,510
Owens-Brockway Glass Container, Inc. (b)
6.63%, 05/13/27	USD	27	26,884
7.25%, 05/15/31		94	91,483
Sealed Air Corp., 5.00%, 04/15/29 (b)		38	36,571
Trident TPI Holdings, Inc., 12.75%, 12/31/28 (b)		23	25,371
			4,374,372
Diversified REITs — 1.5%
American Tower Corp., 2.90%, 01/15/30 (e)		2,500	2,251,451
Crown Castle, Inc.
4.90%, 09/01/29		750	741,671
2.10%, 04/01/31		1,000	827,661
2.90%, 04/01/41		350	243,445
Digital Realty Trust LP, 1.88%, 11/15/29 (b)(g)		45	46,350
Equinix, Inc., 2.50%, 05/15/31		500	427,370
ERP Operating LP, 4.50%, 07/01/44		1,155	996,858
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		54	49,700
Iron Mountain, Inc. (b)
7.00%, 02/15/29		194	198,223
5.25%, 07/15/30		13	12,409
5.63%, 07/15/32		62	59,226
6.25%, 01/15/33		165	164,341
Prologis LP, 4.63%, 01/15/33 (e)		1,000	963,822
SBA Communications Corp., 3.13%, 02/01/29 (e)		198	178,722
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28 (b)		1,270	1,354,176
			8,515,425
Diversified Telecommunication Services — 4.5%
Altice Financing SA, 5.75%, 08/15/29 (b)		200	146,409
Altice France SA (b)
5.13%, 07/15/29		400	299,545
5.50%, 10/15/29		200	149,805
AT&T, Inc.
5.40%, 02/15/34		560	562,242
6.00%, 08/15/40		520	528,411
6.38%, 03/01/41		1,200	1,256,967
5.45%, 03/01/47		1,500	1,416,850
Bell Telephone Co. of Canada or Bell Canada, 4.30%, 07/29/49		335	261,738
CommScope LLC, 4.75%, 09/01/29 (b)		260	231,575
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29 (b)		220	200,377
Corning, Inc., 4.38%, 11/15/57		2,000	1,533,413

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30 (f)	USD	797	$ 722,847
10.75%, 11/30/29		769	826,402
Frontier Communications Holdings LLC
5.00%, 05/01/28 (b)		293	286,441
5.88%, 11/01/29		24	23,618
6.00%, 01/15/30 (b)		95	94,788
8.75%, 05/15/30 (b)		1,093	1,155,180
8.63%, 03/15/31 (b)		198	210,583
Iliad Holding SASU
5.38%, 04/15/30 (d)	EUR	100	106,537
8.50%, 04/15/31 (b)	USD	200	212,633
7.00%, 04/15/32 (b)		322	323,629
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (d)	EUR	100	105,505
Kenbourne Invest SA, 6.88%, 11/26/24 (b)(j)(k)	USD	233	93,200
Level 3 Financing, Inc. (b)
10.50%, 04/15/29		788	877,770
4.88%, 06/15/29 (e)		429	373,665
11.00%, 11/15/29		910	1,023,531
4.50%, 04/01/30		182	150,836
10.50%, 05/15/30 (e)		293	319,077
10.75%, 12/15/30		275	307,179
Lorca Telecom Bondco SA, 5.75%, 04/30/29 (d)	EUR	100	109,020
Lumen Technologies, Inc. (b)
4.13%, 04/15/30	USD	139	124,037
10.00%, 10/15/32		116	115,123
Network i2i Ltd., (5-year CMT + 4.27%), 5.65% (a)(d)(h)		400	399,375
Optics Bidco SpA (b)
6.00%, 09/30/34		200	192,008
7.20%, 07/18/36		200	204,144
Rogers Communications, Inc., 7.50%, 08/15/38 (e)		2,325	2,637,695
Sable International Finance Ltd., 7.13%, 10/15/32 (b)		260	253,692
SoftBank Group Corp. (d)
2.88%, 01/06/27	EUR	100	101,943
3.88%, 07/06/32		100	98,425
T-Mobile U.S., Inc.
2.55%, 02/15/31	USD	500	430,083
3.30%, 02/15/51		500	329,770
Verizon Communications, Inc., 3.85%, 11/01/42 (e)		5,000	3,929,054
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31 (d)	GBP	100	106,725
Vodafone Group PLC, 4.88%, 06/19/49	USD	700	602,986
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31 (b)		627	647,580
Zayo Group Holdings, Inc. (b)
4.00%, 03/01/27 (e)		455	419,628
6.13%, 03/01/28		264	224,398
Zegona Finance PLC, 6.75%, 07/15/29 (d)	EUR	100	110,225
			24,836,664
Electric Utilities — 4.9%
Alpha Generation LLC, 6.75%, 10/15/32 (b)	USD	178	176,109
American Electric Power Co., Inc., 5.63%, 03/01/33 (e)		3,000	3,030,616
Baltimore Gas and Electric Co.
3.50%, 08/15/46		800	578,131
3.75%, 08/15/47		500	372,607
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32 (d)	EUR	100	107,860
6.38%, 02/15/32 (b)	USD	150	149,602
Calpine Corp. (b)
5.13%, 03/15/28		92	89,221
Security		Par (000)	Value
Electric Utilities (continued)
Calpine Corp. (b) (continued)
5.00%, 02/01/31	USD	30	$ 28,212
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/01/32		750	713,857
Clearway Energy Operating LLC, 4.75%, 03/15/28 (b)		93	88,939
Cleveland Electric Illuminating Co., 5.95%, 12/15/36		434	439,038
Duke Energy Carolinas LLC, 6.10%, 06/01/37		640	666,323
Duke Energy Florida LLC, 5.65%, 04/01/40		770	774,857
E.ON International Finance BV, 6.65%, 04/30/38 (b)		2,000	2,118,166
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (a)(h)		3,021	2,978,942
Electricite de France SA, 5.60%, 01/27/40 (b)		2,800	2,695,057
Eversource Energy, 2.55%, 03/15/31		350	299,367
Lightning Power LLC, 7.25%, 08/15/32 (b)		49	50,379
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		439	421,104
NextEra Energy Operating Partners LP (b)
3.88%, 10/15/26		41	39,203
7.25%, 01/15/29		162	165,701
NRG Energy, Inc. (b)
5.75%, 07/15/29		112	108,877
6.00%, 02/01/33		425	412,771
6.25%, 11/01/34		143	140,261
Oncor Electric Delivery Co. LLC
4.15%, 06/01/32		1,000	935,067
4.55%, 09/15/32 (e)		1,000	960,892
Pike Corp., 8.63%, 01/31/31 (b)		57	60,132
Public Power Corp. SA, 4.63%, 10/31/31 (d)	EUR	100	105,440
San Diego Gas & Electric Co.
4.95%, 08/15/28	USD	1,565	1,571,851
Series VVV, 1.70%, 10/01/30		750	628,917
Southern California Edison Co., Series 05-E, 5.35%, 07/15/35		1,300	1,295,309
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (d)		194	195,455
Virginia Electric and Power Co., 6.35%, 11/30/37 (e)		3,920	4,171,276
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(b)(h)		100	102,056
Vistra Operations Co. LLC (b)
7.75%, 10/15/31		144	151,065
6.88%, 04/15/32		203	207,855
			27,030,515
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp., 5.00%, 12/15/29 (b)(e)		146	139,327
Imola Merger Corp., 4.75%, 05/15/29 (b)		40	37,932
Nexans SA, 4.25%, 03/11/30 (d)	EUR	100	105,918
WESCO Distribution, Inc., 6.63%, 03/15/32 (b)	USD	111	112,817
Zebra Technologies Corp., 6.50%, 06/01/32 (b)		63	63,908
			459,902
Energy Equipment & Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp. (b)
6.88%, 04/01/27		79	79,408
6.63%, 09/01/32		157	156,805
Halliburton Co., 4.75%, 08/01/43		500	435,610
Kodiak Gas Services LLC, 7.25%, 02/15/29 (b)		330	336,615
Oceaneering International, Inc., 6.00%, 02/01/28		45	44,387
Star Holding LLC, 8.75%, 08/01/31 (b)		138	136,733
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29 (b)		151	153,665
Weatherford International Ltd., 8.63%, 04/30/30 (b)		148	152,786
			1,496,009
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Entertainment — 0.6%
Boyne USA, Inc., 4.75%, 05/15/29 (b)	USD	47	$ 44,554
Caesars Entertainment, Inc. (b)
4.63%, 10/15/29		2	1,873
7.00%, 02/15/30		370	376,863
6.50%, 02/15/32 (e)		170	170,767
6.00%, 10/15/32		66	63,635
Churchill Downs, Inc. (b)
4.75%, 01/15/28		35	33,762
5.75%, 04/01/30		149	146,236
6.75%, 05/01/31		180	181,947
Cinemark USA, Inc., 7.00%, 08/01/32 (b)		60	61,160
Great Canadian Gaming Corp., 8.75%, 11/15/29 (b)		215	220,061
Light & Wonder International, Inc. (b)
7.25%, 11/15/29		96	97,933
7.50%, 09/01/31		132	135,910
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29 (b)		155	138,338
Lottomatica Group SpA, (3-mo. EURIBOR + 4.00%), 6.94%, 12/15/30 (a)(d)	EUR	100	105,139
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31 (b)	USD	200	193,085
Pinewood Finco PLC, 6.00%, 03/27/30 (d)	GBP	100	124,298
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (b)
5.63%, 09/01/29	USD	63	49,455
5.88%, 09/01/31		107	77,843
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (b)		171	163,636
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32 (b)		160	162,162
Vail Resorts, Inc., 6.50%, 05/15/32 (b)		193	195,165
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (b)
5.13%, 10/01/29		139	133,130
7.13%, 02/15/31 (e)		129	134,342
6.25%, 03/15/33		100	98,249
			3,109,543
Environmental, Maintenance & Security Service — 0.4%
Clean Harbors, Inc., 6.38%, 02/01/31 (b)		6	6,041
GFL Environmental, Inc. (b)
4.00%, 08/01/28		174	164,760
3.50%, 09/01/28		43	40,526
4.75%, 06/15/29 (e)		148	142,131
6.75%, 01/15/31		123	126,303
Madison IAQ LLC (b)
4.13%, 06/30/28		172	162,824
5.88%, 06/30/29 (e)		269	253,999
Reworld Holding Corp.
4.88%, 12/01/29 (b)		92	85,083
5.00%, 09/01/30		48	44,265
Waste Management, Inc., 2.95%, 06/01/41		350	253,981
Waste Pro USA, Inc., 5.50%, 02/15/26 (b)		721	720,598
Wrangler Holdco Corp., 6.63%, 04/01/32 (b)		86	87,548
			2,088,059
Financial Services — 0.6%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40 (a)		25	24,221
Azorra Finance Ltd., 7.75%, 04/15/30 (b)		92	90,649
Enact Holdings, Inc., 6.25%, 05/28/29		47	47,893
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		226	233,219
Security		Par (000)	Value
Financial Services (continued)
Freedom Mortgage Holdings LLC (b) (continued)
9.13%, 05/15/31	USD	150	$ 154,661
GGAM Finance Ltd. (b)
7.75%, 05/15/26		30	30,416
8.00%, 02/15/27		120	123,775
8.00%, 06/15/28		113	118,651
6.88%, 04/15/29		86	87,083
5.88%, 03/15/30		72	70,380
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27 (b)		103	104,344
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (b)		220	206,368
Macquarie Airfinance Holdings Ltd. (b)
8.13%, 03/30/29		176	186,139
6.50%, 03/26/31		95	98,143
Nationstar Mortgage Holdings, Inc. (b)
6.50%, 08/01/29		174	173,705
5.13%, 12/15/30		87	81,174
5.75%, 11/15/31		71	67,863
7.13%, 02/01/32 (e)		356	360,435
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29		177	185,443
7.13%, 11/15/30		149	150,894
PHH Escrow Issuer LLC, 9.88%, 11/01/29 (b)		77	77,347
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26 (e)		200	189,763
3.88%, 03/01/31		34	29,624
4.00%, 10/15/33		56	46,640
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31 (f)	EUR	109	37,893
UWM Holdings LLC, 6.63%, 02/01/30 (b)	USD	159	158,018
			3,134,741
Food Products — 0.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (b)
3.25%, 03/15/26		34	33,170
5.88%, 02/15/28		62	61,744
6.50%, 02/15/28		80	81,053
3.50%, 03/15/29		91	82,825
4.88%, 02/15/30		55	52,406
Aramark International Finance SARL, 3.13%, 04/01/25 (d)	EUR	100	103,326
Aramark Services, Inc., 5.00%, 02/01/28 (b)	USD	122	118,555
B&G Foods, Inc., 8.00%, 09/15/28 (b)		48	49,343
Bellis Acquisition Co. PLC, 8.13%, 05/14/30 (d)	GBP	100	121,086
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (b)(f)	USD	583	616,533
Chobani LLC/Chobani Finance Corp., Inc. (b)
4.63%, 11/15/28		279	268,574
7.63%, 07/01/29		736	761,086
Darling Global Finance BV, 3.63%, 05/15/26 (d)	EUR	100	103,455
Fiesta Purchaser, Inc. (b)
7.88%, 03/01/31	USD	69	72,018
9.63%, 09/15/32		71	74,378
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.63%, 12/15/29 (a)(d)	EUR	100	104,673
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29 (b)	USD	48	49,799
Kraft Heinz Foods Co.
5.00%, 06/04/42		500	449,092
4.38%, 06/01/46		200	161,931

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Lamb Weston Holdings, Inc. (b)
4.13%, 01/31/30	USD	90	$ 82,290
4.38%, 01/31/32		94	85,055
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.30%, 07/01/29 (a)(d)	EUR	100	103,948
Performance Food Group, Inc. (b)
4.25%, 08/01/29	USD	34	31,546
6.13%, 09/15/32		169	168,992
Post Holdings, Inc. (b)
4.63%, 04/15/30		67	61,791
4.50%, 09/15/31		9	8,063
6.25%, 02/15/32		169	167,730
6.38%, 03/01/33		172	168,364
6.25%, 10/15/34		110	107,155
U.S. Foods, Inc. (b)
4.63%, 06/01/30		13	12,226
7.25%, 01/15/32		148	153,167
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		97	95,561
			4,610,935
Gas Utilities — 1.0%
KeySpan Gas East Corp., 5.82%, 04/01/41 (b)		1,010	973,873
NiSource, Inc., 1.70%, 02/15/31		400	327,071
Piedmont Natural Gas Co., Inc., 5.10%, 02/15/35 (e)		4,450	4,313,447
			5,614,391
Ground Transportation — 1.2%
Burlington Northern Santa Fe LLC, 5.05%, 03/01/41 (e)		1,890	1,787,356
Genesee & Wyoming, Inc., 6.25%, 04/15/32 (b)		140	140,844
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34 (b)		2,068	2,055,280
Norfolk Southern Corp., 5.05%, 08/01/30		1,800	1,818,389
Union Pacific Corp.
3.38%, 02/14/42		350	266,225
3.55%, 05/20/61		800	533,484
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32 (b)		75	77,306
			6,678,884
Health Care Equipment & Supplies — 0.6%
Avantor Funding, Inc.
2.63%, 11/01/25 (d)	EUR	100	102,803
4.63%, 07/15/28 (b)	USD	89	84,951
3.88%, 11/01/29 (b)		17	15,541
Bausch & Lomb Corp., 8.38%, 10/01/28 (b)		760	786,600
Medline Borrower LP (b)
3.88%, 04/01/29		67	62,041
5.25%, 10/01/29		607	585,794
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)		221	223,330
Neogen Food Safety Corp., 8.63%, 07/20/30 (b)		136	145,866
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)		105	106,376
Thermo Fisher Scientific, Inc.
5.09%, 08/10/33		495	492,297
2.80%, 10/15/41		1,000	703,186
			3,308,785
Health Care Providers & Services — 1.9%
Aetna, Inc., 4.50%, 05/15/42		575	466,663
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)		143	138,141
CHS/Community Health Systems, Inc. (b)(e)
5.63%, 03/15/27		227	217,856
6.00%, 01/15/29		406	363,535
5.25%, 05/15/30		591	485,405
4.75%, 02/15/31		235	182,350
Security		Par (000)	Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc. (b)(e) (continued)
10.88%, 01/15/32	USD	437	$ 450,865
Concentra Escrow Issuer Corp., 6.88%, 07/15/32 (b)		187	190,920
DaVita, Inc., 6.88%, 09/01/32 (b)		94	94,720
Elevance Health, Inc., 4.65%, 08/15/44		1,500	1,286,394
Encompass Health Corp., 4.75%, 02/01/30		134	127,035
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)		76	76,126
HAH Group Holding Co. LLC, 9.75%, 10/01/31 (b)		116	116,092
HCA, Inc., 5.50%, 06/15/47		1,090	989,712
HealthEquity, Inc., 4.50%, 10/01/29 (b)		159	149,039
LifePoint Health, Inc. (b)(e)
9.88%, 08/15/30		215	231,976
11.00%, 10/15/30		313	343,569
10.00%, 06/01/32		168	170,813
Molina Healthcare, Inc. (b)
4.38%, 06/15/28		6	5,686
3.88%, 11/15/30		122	108,608
6.25%, 01/15/33		51	50,405
Northwell Healthcare, Inc., 4.26%, 11/01/47		725	579,614
Prime Healthcare Services, Inc., 9.38%, 09/01/29 (b)		63	61,281
Star Parent, Inc., 9.00%, 10/01/30 (b)		305	316,773
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)(e)		361	368,254
Tenet Healthcare Corp., 6.75%, 05/15/31		212	214,171
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)		133	135,542
UnitedHealth Group, Inc.
5.35%, 02/15/33		340	342,140
5.80%, 03/15/36 (e)		1,750	1,805,427
5.70%, 10/15/40		600	599,919
			10,669,031
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.
4.75%, 04/15/35		140	131,244
4.85%, 04/15/49		550	472,123
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	300	332,793
5.25%, 08/01/26	USD	26	23,937
5.00%, 10/15/27		28	23,606
4.63%, 08/01/29		238	170,539
3.50%, 03/15/31 (e)		387	243,851
Ventas Realty LP, 3.25%, 10/15/26		870	846,216
			2,244,309
Hotel & Resort REITs — 0.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		121	122,767
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29 (b)		65	64,073
RHP Hotel Properties LP/RHP Finance Corp. (b)
7.25%, 07/15/28		72	73,928
6.50%, 04/01/32		185	185,931
Service Properties Trust
8.63%, 11/15/31 (b)		752	782,522
8.88%, 06/15/32		253	234,154
XHR LP, 6.63%, 05/15/30 (b)		64	64,210
			1,527,585
Hotels, Restaurants & Leisure — 1.5%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29 (b)		53	52,206
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
3.88%, 01/15/28		39	36,881
4.38%, 01/15/28		122	116,536
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b) (continued)
4.00%, 10/15/30	USD	61	$ 54,555
Carnival Corp., 6.00%, 05/01/29 (b)		98	97,768
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (b)		254	270,608
Corvias Campus Living - USG LLC, 5.30%, 07/01/50 (c)		5,506	1,957,476
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29 (b)		162	150,122
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30		19	18,225
4.00%, 05/01/31 (b)		79	71,048
3.63%, 02/15/32 (b)		65	56,464
6.13%, 04/01/32 (b)		60	59,836
5.88%, 03/15/33 (b)		162	159,403
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (b)		96	100,067
Lindblad Expeditions LLC, 6.75%, 02/15/27 (b)		57	57,021
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)		162	141,208
Melco Resorts Finance Ltd. (b)
4.88%, 06/06/25		200	198,250
5.75%, 07/21/28		200	190,000
5.38%, 12/04/29		400	365,004
7.63%, 04/17/32		200	200,842
MGM China Holdings Ltd.
5.88%, 05/15/26 (d)		450	447,750
4.75%, 02/01/27 (b)		200	193,688
MGM Resorts International, 6.13%, 09/15/29		155	154,805
NCL Corp. Ltd. (b)
8.13%, 01/15/29		77	81,137
7.75%, 02/15/29		84	88,202
6.25%, 03/01/30		76	75,095
NCL Finance Ltd., 6.13%, 03/15/28 (b)		84	84,270
Raising Cane ’ s Restaurants LLC, 9.38%, 05/01/29 (b)		90	96,414
Royal Caribbean Cruises Ltd. (b)
5.63%, 09/30/31		529	520,356
6.25%, 03/15/32		88	89,054
6.00%, 02/01/33		278	277,340
Sabre GLBL, Inc. (b)
8.63%, 06/01/27		229	225,848
10.75%, 11/15/29 (e)		121	124,829
Station Casinos LLC (b)
4.50%, 02/15/28		7	6,642
6.63%, 03/15/32		113	112,293
Studio City Co. Ltd., 7.00%, 02/15/27 (d)		200	200,812
Viking Cruises Ltd. (b)
5.88%, 09/15/27		95	94,287
7.00%, 02/15/29		34	34,187
9.13%, 07/15/31		198	212,901
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		111	109,239
Wynn Macau Ltd. (b)
5.63%, 08/26/28		600	576,000
5.13%, 12/15/29		200	185,000
			8,343,669
Household Durables — 0.2%
Beazer Homes USA, Inc., 7.50%, 03/15/31 (b)		49	49,763
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29 (b)		200	196,582
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		58	60,430
Empire Communities Corp., 9.75%, 05/01/29 (b)		42	44,186
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29 (b)		425	462,734
LGI Homes, Inc. (b)
8.75%, 12/15/28		56	58,741
Security		Par (000)	Value
Household Durables (continued)
LGI Homes, Inc. (b) (continued)
7.00%, 11/15/32	USD	69	$ 68,320
Meritage Homes Corp., 1.75%, 05/15/28 (b)(g)		147	144,060
Scotts Miracle-Gro Co.
4.50%, 10/15/29		13	11,977
4.38%, 02/01/32		22	19,208
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		76	80,350
Tempur Sealy International, Inc., 3.88%, 10/15/31 (b)		45	39,260
			1,235,611
Household Products — 0.0%
Central Garden & Pet Co., 5.13%, 02/01/28		35	34,001
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (b)		32	30,481
Spectrum Brands, Inc., 3.38%, 06/01/29 (b)(g)		103	100,559
			165,041
Independent Power and Renewable Electricity Producers — 0.1%
Greenko Dutch BV, 3.85%, 03/29/26 (d)		179	173,854
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26 (d)		200	202,376
India Cleantech Energy, 4.70%, 08/10/26 (b)		205	199,862
SCC Power PLC (b)(f)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28		259	158,578
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		140	27,346
			762,016
Industrial Conglomerates — 0.1%
Eaton Corp., 4.15%, 11/02/42		500	421,568
Insurance — 3.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer (b)
4.25%, 10/15/27		324	309,264
6.75%, 10/15/27 (e)		665	659,500
6.75%, 04/15/28		71	71,167
5.88%, 11/01/29 (e)		852	818,500
7.00%, 01/15/31		271	272,058
7.38%, 10/01/32		493	497,537
AmWINS Group, Inc., 6.38%, 02/15/29 (b)		85	85,521
Aon Global Ltd., 4.60%, 06/14/44		500	422,940
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29 (b)		121	122,636
Ardonagh Finco Ltd.
6.88%, 02/15/31 (d)	EUR	200	213,650
7.75%, 02/15/31 (b)	USD	430	442,814
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (b)		385	400,010
AssuredPartners, Inc., 7.50%, 02/15/32 (b)		237	255,079
Berkshire Hathaway Finance Corp., 4.40%, 05/15/42 (e)		500	454,297
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (b)
7.25%, 02/15/31		859	872,915
8.13%, 02/15/32		586	598,472
HUB International Ltd. (b)
7.25%, 06/15/30		957	980,686
7.38%, 01/31/32		2,066	2,098,339
Jones Deslauriers Insurance Management, Inc. (b)
8.50%, 03/15/30		288	302,919
10.50%, 12/15/30		277	299,472
Liberty Mutual Group, Inc., 6.50%, 05/01/42 (b)		2,000	1,954,055
Marsh & McLennan Cos., Inc., 5.88%, 08/01/33 (e)		1,500	1,565,021
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (b)		1,384	1,397,832
Progressive Corp., 3.00%, 03/15/32		750	658,789

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Prudential Financial, Inc.
5.90%, 03/17/36	USD	500	$ 509,173
6.63%, 12/01/37		1,625	1,784,633
Ryan Specialty LLC (b)
4.38%, 02/01/30		60	56,328
5.88%, 08/01/32		114	112,797
Teachers Insurance & Annuity Association of America, 4.27%, 05/15/47 (b)		700	560,240
USI, Inc./New York, 7.50%, 01/15/32 (b)(e)		295	305,091
			19,081,735
Interactive Media & Services (d) — 0.0%
iliad SA
5.38%, 06/14/27	EUR	100	108,342
5.63%, 02/15/30		100	111,446
			219,788
Internet Software & Services — 0.2%
Acuris Finance U.S., Inc./Acuris Finance SARL (b)
5.00%, 05/01/28	USD	272	245,966
9.00%, 08/01/29		200	191,279
Cablevision Lightpath LLC (b)
3.88%, 09/15/27		220	208,269
5.63%, 09/15/28		200	185,530
Match Group Holdings II LLC (b)
5.63%, 02/15/29		6	5,826
4.13%, 08/01/30		20	17,715
Uber Technologies, Inc. (g)
0.00%, 12/15/25 (i)		99	99,792
Series 2028, 0.88%, 12/01/28		316	347,600
			1,301,977
IT Services — 0.5%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30 (d)	EUR	100	105,398
Amentum Holdings, Inc., 7.25%, 08/01/32 (b)	USD	139	140,052
CA Magnum Holdings, 5.38%, 10/31/26 (b)		258	251,872
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)		313	319,157
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		85	85,479
International Business Machines Corp.
4.40%, 07/27/32		500	477,651
4.75%, 02/06/33 (e)		550	538,812
3.43%, 02/09/52		750	511,425
McAfee Corp., 7.38%, 02/15/30 (b)(e)		410	398,203
			2,828,049
Machinery — 0.6%
Chart Industries, Inc. (b)
7.50%, 01/01/30 (e)		159	165,309
9.50%, 01/01/31		61	65,371
Esab Corp., 6.25%, 04/15/29 (b)		145	146,804
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29 (b)		82	77,490
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (b)		510	532,443
John Deere Capital Corp., 4.40%, 09/08/31		445	431,769
Manitowoc Co., Inc., 9.25%, 10/01/31 (b)		72	73,802
Terex Corp. (b)
5.00%, 05/15/29		87	82,847
6.25%, 10/15/32		94	92,120
TK Elevator Holdco GmbH
6.63%, 07/15/28 (d)	EUR	91	94,266
7.63%, 07/15/28 (b)	USD	400	399,708
Security		Par (000)	Value
Machinery (continued)
TK Elevator Midco GmbH, 4.38%, 07/15/27 (d)	EUR	303	$ 313,078
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)	USD	541	529,593
Vertiv Group Corp., 4.13%, 11/15/28 (b)		204	192,540
			3,197,140
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28 (b)		100	102,510
Media — 3.1%
Cable One, Inc.
0.00%, 03/15/26 (g)(i)		62	57,536
1.13%, 03/15/28 (g)		394	324,065
4.00%, 11/15/30 (b)		28	23,396
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29 (b)		21	20,064
6.38%, 09/01/29 (b)		610	604,785
4.75%, 03/01/30 (b)		22	20,090
4.25%, 02/01/31 (b)		157	136,830
7.38%, 03/01/31 (b)(e)		913	930,788
4.75%, 02/01/32 (b)		78	68,459
4.50%, 05/01/32		15	12,902
4.50%, 06/01/33 (b)		70	58,897
4.25%, 01/15/34 (b)		571	463,247
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/48		1,100	940,323
5.13%, 07/01/49		1,000	782,766
Comcast Corp.
6.45%, 03/15/37		790	846,505
3.90%, 03/01/38 (e)		1,500	1,261,100
4.70%, 10/15/48 (e)		3,000	2,572,937
CSC Holdings LLC (b)
5.38%, 02/01/28		400	345,083
11.75%, 01/31/29		800	790,061
3.38%, 02/15/31		200	140,282
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27 (b)		731	712,212
Discovery Communications LLC, 3.45%, 03/15/25		210	209,237
DISH DBS Corp. (b)
5.25%, 12/01/26		717	651,718
5.75%, 12/01/28		285	243,673
DISH Network Corp., 11.75%, 11/15/27 (b)		878	929,971
Gray Television, Inc., 10.50%, 07/15/29 (b)		402	401,972
Midcontinent Communications, 8.00%, 08/15/32 (b)		197	202,344
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26 (b)		189	164,994
Sirius XM Radio, Inc. (b)
3.13%, 09/01/26		24	23,053
5.00%, 08/01/27		272	264,527
TCI Communications, Inc., 7.88%, 02/15/26		610	631,501
Univision Communications, Inc. (b)
6.63%, 06/01/27		265	263,933
8.00%, 08/15/28		454	462,227
7.38%, 06/30/30 (e)		120	114,798
8.50%, 07/31/31		212	207,866
VZ Secured Financing BV, 3.50%, 01/15/32 (d)	EUR	100	95,847
Walt Disney Co.
7.63%, 11/30/28	USD	385	424,108
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Walt Disney Co. (continued)
7.75%, 12/01/45	USD	500	$ 635,260
Ziggo BV, 4.88%, 01/15/30 (b)		200	183,769
			17,223,126
Metals & Mining — 0.8%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28 (d)		200	201,300
Advanced Drainage Systems, Inc., 6.38%, 06/15/30 (b)		153	153,013
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		161	166,602
11.50%, 10/01/31		556	622,042
ATI, Inc.
5.88%, 12/01/27		97	96,137
7.25%, 08/15/30		208	213,887
5.13%, 10/01/31		110	103,425
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)		302	301,690
Carpenter Technology Corp., 7.63%, 03/15/30		151	154,643
Cleveland-Cliffs, Inc. (b)
6.88%, 11/01/29		121	119,705
7.38%, 05/01/33		99	97,238
Constellium SE (b)
3.75%, 04/15/29 (e)		341	308,656
6.38%, 08/15/32		250	241,973
Kaiser Aluminum Corp. (b)
4.63%, 03/01/28		90	84,621
4.50%, 06/01/31		248	218,612
Novelis Corp. (b)
3.25%, 11/15/26		514	489,588
4.75%, 01/30/30 (e)		194	178,237
3.88%, 08/15/31		200	172,199
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (d)	EUR	100	99,413
Rio Tinto Finance USA PLC, 4.13%, 08/21/42	USD	400	334,654
Samarco Mineracao SA (f)
(9.00% PIK), 9.00%, 06/30/31 (d)		47	45,684
(9.00% PIK), 9.00%, 06/30/31 (b)		17	15,787
Vale Overseas Ltd., 6.40%, 06/28/54		35	34,213
Volcan Cia Minera SAA, 8.75%, 01/24/30 (b)		55	52,354
			4,505,673
Mortgage Real Estate Investment Trusts (REITs) (b) — 0.1%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		46	43,374
7.00%, 07/15/31		125	128,084
Starwood Property Trust, Inc.
7.25%, 04/01/29		94	96,426
6.00%, 04/15/30		48	47,113
6.50%, 07/01/30		93	93,117
			408,114
Oil, Gas & Consumable Fuels — 6.8%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29 (b)		207	211,692
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
5.38%, 06/15/29		140	136,335
6.63%, 02/01/32		76	76,554
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		91	110,009
8.25%, 12/31/28		139	141,895
5.88%, 06/30/29		6	5,843
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Baytex Energy Corp., 8.50%, 04/30/30 (b)	USD	38	$ 38,825
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		120	122,562
7.25%, 07/15/32		97	99,651
Borr IHC Ltd./Borr Finance LLC, 10.38%, 11/15/30 (b)		190	189,252
BP Capital Markets America, Inc., 2.72%, 01/12/32		620	530,532
Buckeye Partners LP
6.88%, 07/01/29 (b)		52	52,630
5.85%, 11/15/43		94	81,418
5.60%, 10/15/44		59	48,358
Burlington Resources LLC, 5.95%, 10/15/36		685	713,709
CITGO Petroleum Corp., 8.38%, 01/15/29 (b)		322	331,752
Civitas Resources, Inc. (b)
8.38%, 07/01/28		56	58,160
8.63%, 11/01/30		144	150,803
8.75%, 07/01/31		225	234,570
CNX Midstream Partners LP, 4.75%, 04/15/30 (b)		66	60,189
Comstock Resources, Inc. (b)
6.75%, 03/01/29 (e)		223	217,388
6.75%, 03/01/29		72	69,992
5.88%, 01/15/30		447	416,881
ConocoPhillips Co., 3.76%, 03/15/42		600	472,854
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)		500	477,564
Crescent Energy Finance LLC (b)
7.63%, 04/01/32 (e)		322	320,343
7.38%, 01/15/33		324	314,649
Devon Energy Corp.
5.85%, 12/15/25		1,000	1,006,700
5.60%, 07/15/41		300	277,275
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		89	92,358
DT Midstream, Inc., 4.38%, 06/15/31 (b)		209	190,696
Ecopetrol SA, 8.88%, 01/13/33		175	177,662
eG Global Finance PLC, 12.00%, 11/30/28 (b)		209	233,724
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (b)		113	119,215
Energy Transfer LP
6.25%, 04/15/49		540	540,452
(5-year CMT + 4.02%), 8.00%, 05/15/54 (a)		342	358,398
Series H, (5-year CMT + 5.69%), 6.50% (a)(e)(h)		4,275	4,276,761
Enterprise Products Operating LLC, 6.13%, 10/15/39		1,400	1,451,358
EOG Resources, Inc., 5.10%, 01/15/36		200	195,071
EQM Midstream Partners LP (b)
4.50%, 01/15/29		13	12,375
6.38%, 04/01/29		118	118,397
7.50%, 06/01/30		57	60,636
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		118	118,141
8.25%, 01/15/29		209	211,065
8.88%, 04/15/30		163	165,853
7.88%, 05/15/32		232	227,205
8.00%, 05/15/33		209	204,534
Gulfport Energy Operating Corp., 6.75%, 09/01/29 (b)		99	99,690
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		58	59,057
Hess Corp., 4.30%, 04/01/27		1,100	1,088,776
Hess Midstream Operations LP, 6.50%, 06/01/29 (b)		138	139,364
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		70	67,788
5.75%, 02/01/29		127	121,164
6.00%, 04/15/30		12	11,278
8.38%, 11/01/33		229	233,762

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. (b) (continued)
6.88%, 05/15/34	USD	117	$ 109,054
7.25%, 02/15/35		78	73,330
Howard Midstream Energy Partners LLC (b)
8.88%, 07/15/28		179	187,996
7.38%, 07/15/32		122	123,936
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26 (d)		200	198,312
Impulsora Pipeline LLC, 6.05%, 01/01/43 (c)		1,542	1,301,802
ITT Holdings LLC, 6.50%, 08/01/29 (b)(e)		262	239,845
Kinder Morgan, Inc., 5.05%, 02/15/46		1,400	1,215,435
Kinetik Holdings LP (b)
6.63%, 12/15/28		36	36,828
5.88%, 06/15/30		11	10,827
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32 (b)		78	77,218
Marathon Petroleum Corp., 6.50%, 03/01/41 (e)		1,150	1,191,497
Matador Resources Co. (b)
6.88%, 04/15/28 (e)		139	140,923
6.50%, 04/15/32		159	157,200
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26 (d)		288	292,441
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31 (b)		52	50,847
MPLX LP
4.25%, 12/01/27		250	246,074
4.80%, 02/15/29		500	495,632
Murphy Oil Corp., 5.88%, 12/01/42		18	15,533
Nabors Industries Ltd., 7.50%, 01/15/28 (b)(e)		140	129,635
Nabors Industries, Inc. (b)
7.38%, 05/15/27		75	74,913
9.13%, 01/31/30		76	77,289
8.88%, 08/15/31		31	28,786
NFE Financing LLC, 12.00%, 11/15/29 (b)		200	209,804
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29		325	329,272
8.38%, 02/15/32 (e)		682	687,222
Noble Finance II LLC, 8.00%, 04/15/30 (b)		267	269,661
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (b)		445	451,820
3.63%, 04/15/29 (g)		96	112,368
8.75%, 06/15/31 (b)		165	170,313
Northriver Midstream Finance LP, 6.75%, 07/15/32 (b)		93	93,552
Parkland Corp., 6.63%, 08/15/32 (b)		131	129,638
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		158	155,045
Permian Resources Operating LLC (b)
8.00%, 04/15/27		189	192,994
5.88%, 07/01/29		170	166,804
7.00%, 01/15/32 (e)		208	211,143
6.25%, 02/01/33		95	93,771
Petroleos Mexicanos
4.25%, 01/15/25		55	54,873
6.50%, 03/13/27 (e)		142	136,831
8.75%, 06/02/29		204	204,290
5.95%, 01/28/31 (e)		245	206,087
6.70%, 02/16/32		117	102,156
10.00%, 02/07/33		47	48,880
6.38%, 01/23/45		48	32,070
Prairie Acquiror LP, 9.00%, 08/01/29 (b)		113	116,416
Rockies Express Pipeline LLC, 4.95%, 07/15/29 (b)		36	34,179
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27		1,750	1,753,633
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (b)	USD	247	$ 253,935
SM Energy Co.
6.50%, 07/15/28		28	27,824
7.00%, 08/01/32 (b)		71	70,003
Summit Midstream Holdings LLC, 8.63%, 10/31/29 (b)		75	77,785
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
5.50%, 01/15/28		95	91,364
7.38%, 02/15/29		234	234,741
6.00%, 12/31/30		2	1,894
6.00%, 09/01/31		88	83,057
Talos Production, Inc. (b)
9.00%, 02/01/29		42	43,090
9.38%, 02/01/31		98	99,900
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29 (b)		111	103,648
TransCanada PipeLines Ltd., 5.60%, 03/31/34		500	497,469
Transocean Aquila Ltd., 8.00%, 09/30/28 (b)		74	76,099
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		109	111,221
Transocean, Inc. (b)
8.00%, 02/01/27		118	117,777
8.25%, 05/15/29		307	300,728
8.75%, 02/15/30 (e)		271	279,644
8.50%, 05/15/31		315	308,819
Valaris Ltd., 8.38%, 04/30/30 (b)		484	489,096
Venture Global Calcasieu Pass LLC (b)
3.88%, 08/15/29		113	103,815
4.13%, 08/15/31		3	2,687
3.88%, 11/01/33		79	67,871
Venture Global LNG, Inc. (b)
9.50%, 02/01/29 (e)		1,429	1,579,425
7.00%, 01/15/30		97	98,453
8.38%, 06/01/31 (e)		892	930,290
9.88%, 02/01/32		975	1,069,847
Vermilion Energy, Inc., 6.88%, 05/01/30 (b)		108	107,161
Vista Energy Argentina SAU, 7.63%, 12/10/35 (b)		25	24,838
Vital Energy, Inc.
9.75%, 10/15/30		152	160,257
7.88%, 04/15/32 (b)		351	337,731
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (b)		106	101,996
			37,833,805
Paper & Forest Products — 0.2%
International Paper Co., 6.00%, 11/15/41		870	889,848
Magnera Corp., 7.25%, 11/15/31 (b)		75	73,219
			963,067
Passenger Airlines — 0.8%
American Airlines Pass-Through Trust
Series 2015-2, Class A, 4.00%, 03/22/29		896	861,290
Series 2015-2, Class AA, 3.60%, 03/22/29		896	865,400
American Airlines, Inc., 8.50%, 05/15/29 (b)(e)		282	296,081
OneSky Flight LLC, 8.88%, 12/15/29 (b)		153	153,107
United Airlines Pass-Through Trust, Series 2023-1, Class A, 4.30%, 02/15/27		2,014	2,002,468
United Airlines, Inc., 4.63%, 04/15/29 (b)(e)		252	239,598
			4,417,944
Personal Care Products — 0.0%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		101	98,761
Pharmaceuticals — 1.8%
1375209 BC Ltd., 9.00%, 01/30/28 (b)		189	188,849
AbbVie, Inc.
3.20%, 05/14/26		500	491,105
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals (continued)
AbbVie, Inc. (continued)
4.30%, 05/14/36 (e)	USD	2,670	$ 2,438,088
4.88%, 11/14/48 (e)		2,095	1,881,175
Bausch Health Cos., Inc. (b)
6.13%, 02/01/27		385	349,388
5.75%, 08/15/27		46	40,020
11.00%, 09/30/28		484	459,800
Becton Dickinson & Co.
4.30%, 08/22/32		750	706,189
4.69%, 12/15/44 (e)		600	518,733
Bristol-Myers Squibb Co.
4.50%, 03/01/44		350	302,874
4.35%, 11/15/47		300	247,713
CVS Health Corp., 6.00%, 06/01/44		700	661,963
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (b)(e)		164	173,763
Grifols SA, 2.25%, 11/15/27 (d)	EUR	100	98,817
Gruenenthal GmbH, 4.63%, 11/15/31 (d)		100	104,725
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30 (d)		100	109,077
Option Care Health, Inc., 4.38%, 10/31/29 (b)	USD	76	70,088
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34 (b)		200	204,472
Rossini SARL, (3-mo. EURIBOR + 3.88%), 6.56%, 12/31/29 (a)(d)	EUR	100	104,781
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	USD	500	430,822
Teva Pharmaceutical Finance Netherlands II BV, 7.38%, 09/15/29	EUR	100	118,993
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	185	177,310
4.75%, 05/09/27		200	195,012
7.88%, 09/15/29		200	215,552
			10,289,309
Real Estate Management & Development — 0.3%
Adler Financing SARL (f)
Series 1.5L, (14.00% PIK), 14.00%, 12/31/29	EUR	7	7,745
Series 1L, (12.50% PIK), 12.50%, 12/31/28		21	22,460
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (b)	USD	150	132,811
Series AI, 7.00%, 04/15/30		158	139,814
CoreLogic, Inc., 4.50%, 05/01/28 (b)		375	348,944
Cushman & Wakefield U.S. Borrower, LLC, 8.88%, 09/01/31 (b)		203	218,546
Fantasia Holdings Group Co. Ltd. (d)(j)(k)
11.75%, 04/17/22		200	4,500
10.88%, 01/09/23		307	6,907
11.88%, 06/01/23		400	9,000
9.25%, 07/28/23		300	6,750
i-595 Express LLC, 3.31%, 12/31/31 (c)		624	579,681
Vivion Investments SARL, Series DEC, (6.50% PIK), 6.50%, 08/31/28 (d)(f)	EUR	100	101,223
			1,578,381
Retail REITs — 0.3%
Simon Property Group LP, 6.75%, 02/01/40 (e)	USD	1,670	1,849,029
Semiconductors & Semiconductor Equipment — 1.3%
Broadcom, Inc.
4.75%, 04/15/29		2,500	2,483,202
4.15%, 04/15/32 (b)		1,500	1,406,594
Entegris, Inc., 4.75%, 04/15/29 (b)		183	175,224
Foundry JV Holdco LLC, 6.40%, 01/25/38 (b)		200	202,082
Intel Corp.
5.13%, 02/10/30		750	743,400
Security		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
2.00%, 08/12/31 (e)	USD	1,000	$ 805,153
KLA Corp., 5.00%, 03/15/49		500	459,932
QUALCOMM, Inc.
4.25%, 05/20/32		445	428,093
5.40%, 05/20/33		250	257,886
			6,961,566
Software — 2.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)		1,708	1,623,191
Camelot Finance SA, 4.50%, 11/01/26 (b)		163	158,395
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)		304	314,673
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)		282	286,065
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)		217	214,437
Clarivate Science Holdings Corp. (b)(e)
3.88%, 07/01/28		458	426,651
4.88%, 07/01/29		242	225,595
Cloud Software Group, Inc. (b)
6.50%, 03/31/29 (e)		1,759	1,726,534
9.00%, 09/30/29 (e)		1,586	1,610,256
8.25%, 06/30/32		797	821,349
Dun & Bradstreet Corp., 5.00%, 12/15/29 (b)(e)		226	215,217
Ellucian Holdings, Inc., 6.50%, 12/01/29 (b)		172	172,073
Fair Isaac Corp., 4.00%, 06/15/28 (b)		45	42,463
Fidelity National Information Services, Inc., 4.50%, 08/15/46		1,000	812,848
Fiserv, Inc., 4.40%, 07/01/49 (e)		500	408,213
Microsoft Corp., 2.53%, 06/01/50 (e)		1,600	984,636
Oracle Corp.
3.60%, 04/01/40 (e)		3,025	2,365,107
3.60%, 04/01/50		400	280,244
3.95%, 03/25/51		600	444,423
Playtika Holding Corp., 4.25%, 03/15/29 (b)		7	6,346
SS&C Technologies, Inc. (b)
5.50%, 09/30/27		99	98,051
6.50%, 06/01/32		255	257,227
Twilio, Inc.
3.63%, 03/15/29		73	67,135
3.88%, 03/15/31		73	65,470
UKG, Inc., 6.88%, 02/01/31 (b)		1,154	1,170,771
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)		147	133,590
			14,930,960
Specialty Retail — 0.1%
Afflelou SAS, 6.00%, 07/25/29 (d)	EUR	100	107,981
Bubbles Bidco SpA, (3-mo. EURIBOR + 4.25%), 6.93%, 09/30/31 (a)(d)		100	103,378
Fressnapf Holding SE, 5.25%, 10/31/31 (d)		100	106,693
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (b)	USD	250	241,665
Staples, Inc., 10.75%, 09/01/29 (b)		122	120,022
			679,739
Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 4.38%, 05/13/45		1,000	882,736
Diebold Nixdorf, Inc., 7.75%, 03/31/30 (b)		89	91,363
NCR Atleos Corp., 9.50%, 04/01/29 (b)		74	80,164
Seagate HDD Cayman
8.25%, 12/15/29		174	185,396
8.50%, 07/15/31		111	118,699
			1,358,358

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Textiles, Apparel & Luxury Goods (b) — 0.0%
Hanesbrands, Inc., 9.00%, 02/15/31	USD	8	$ 8,527
Levi Strauss & Co., 3.50%, 03/01/31		11	9,621
S&S Holdings LLC, 8.38%, 10/01/31		44	44,311
			62,459
Tobacco — 0.8%
Altria Group, Inc.
2.45%, 02/04/32		200	164,577
5.38%, 01/31/44 (e)		2,000	1,867,615
BAT Capital Corp.
3.22%, 09/06/26		394	384,032
4.54%, 08/15/47		1,500	1,182,942
Reynolds American, Inc., 7.00%, 08/04/41		1,000	1,049,889
			4,649,055
Trading Companies & Distributors (b) — 0.1%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		222	221,198
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		111	109,005
Gates Corp., 6.88%, 07/01/29		90	91,550
Resideo Funding, Inc.
4.00%, 09/01/29		42	38,044
6.50%, 07/15/32 (e)		121	121,151
			580,948
Transportation Infrastructure — 0.2%
Edge Finco PLC, 8.13%, 08/15/31 (d)	GBP	100	127,850
FedEx Corp., 4.10%, 02/01/45	USD	1,250	978,297
GN Bondco LLC, 9.50%, 10/15/31 (b)(e)		129	135,836
			1,241,983
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32		1,350	1,286,632
Total Corporate Bonds — 65.2% (Cost: $370,081,220)			363,267,362
Fixed Rate Loan Interests
Advertising Agencies — 0.1%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27 (c)		636	624,870
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27 (c)		15	14,755
IT Services — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 11/01/31 (c)		962	962,000
Software — 0.3%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		1,666	1,675,380
Total Fixed Rate Loan Interests — 0.6% (Cost: $3,272,680)			3,277,005
Security		Par (000)	Value
Floating Rate Loan Interests (a)
Advertising Agencies — 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.47%, 08/23/28	USD	294	$ 294,714
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3- mo. CME Term SOFR + 5.10%), 9.76%, 04/11/29		209	187,337
			482,051
Aerospace & Defense — 0.1%
Azorra Soar TLB Finance Ltd, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 10/18/29		57	57,213
Barnes Group, Inc., 2024 Term Loan B, 12/10/31 (l)		102	101,949
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31		109	109,375
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31		42	42,090
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 11/21/31		162	162,469
			473,096
Building Materials — 0.1%
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.71%, 11/03/28		39	39,043
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.90%, 05/15/31		42	40,246
EMRLD Borrower LP, 2024 Term Loan B, 08/04/31 (l)		47	47,137
Hobbs & Associates LLC
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.65%, 07/23/31		3	2,644
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 07/23/31		26	26,509
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 08/05/31		166	166,771
			322,350
Building Products — 0.1%
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.92%, 01/29/31		243	239,087
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 06/17/31		29	29,410
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 10/19/29		258	257,546
			526,043
Capital Markets — 0.1%
CPI Holdco B LLC, 2024 Incremental Term Loan B, 05/17/31 (l)		82	81,897
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.34%, 04/07/28	USD	124	$ 117,981
Summit Acquisition, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 10/16/31 (c)		61	61,305
			261,183
Chemicals — 0.1%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.21%, 11/24/28		65	62,763
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 8.96%, 10/04/29		371	372,430
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.35%, 07/03/28		91	89,409
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.36%, 03/29/28 (c)		102	103,153
			627,755
Commercial Services & Supplies — 0.3%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 05/12/28		181	181,351
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.27%, 02/23/29		211	198,836
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.34%, 04/29/29		137	121,422
Jupiter Buyer, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.30%, 10/10/31		38	38,238
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.44%, 11/15/31		188	188,177
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/26/31		91	91,957
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/19/31		147	147,174
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 11/30/30		71	70,984
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.69%, 12/17/28		78	49,118
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 01/30/31		450	451,401
			1,538,658
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.07%, 08/01/30		604	586,533
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.00%, 07/01/31		41	40,886
Security		Par (000)	Value
Construction & Engineering (continued)
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 03/27/31	USD	171	$ 171,171
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.84%, 11/03/31		82	82,257
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.13%, 10/17/31		36	36,180
			917,027
Consumer Finance — 0.0%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.36%, 05/19/31		99	98,803
Containers & Packaging — 0.0%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.46%, 10/29/28		34	32,433
Diversified Consumer Services — 0.0%
Veritas U.S., Inc., 2024 Priority Term Loan, (Prime at 1.00% Floor + 11.50%), 19.25%, 12/09/29 (c)		33	32,557
Diversified Telecommunication Services — 0.3%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.15%, 08/15/28		92	73,624
Delta Topco, Inc., 2024 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.95%, 11/29/30		32	32,416
Digicel International Finance Ltd., 2024 Term Loan, (3- mo. CME Term SOFR + 6.85%), 11.34%, 05/25/27		390	376,696
Frontier Communications Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.76%, 07/01/31		41	41,340
Level 3 Financing, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/29		38	38,552
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/30		38	38,825
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/29		143	134,544
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.36%, 06/01/28		44	44,120
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.21%, 10/01/31 (c)		65	65,813
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.47%, 03/09/27		717	669,896
			1,515,826
Electric Utilities — 0.0%
Talen Energy Supply LLC, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.02%, 12/11/31		28	28,070

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.0%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.80%, 12/02/31	USD	125	$ 124,454
Energy Equipment & Services — 0.0%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/31/31		193	192,789
Entertainment — 0.0%
Entain PLC, 2024 USD Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 10/31/29		15	14,968
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 11/12/29		56	55,547
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 06/25/31		7	6,724
UFC Holdings, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.77%, 11/21/31		73	73,315
			150,554
Environmental, Maintenance & Security Service — 0.0%
Tidal Waste & Recycling Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 10/24/31		77	77,434
Financial Services — 0.0%
Clue Opco LLC, Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.09%, 12/19/30		121	121,101
Ground Transportation — 0.0%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/10/31		121	120,482
Health Care Equipment & Supplies — 0.1%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		127	127,865
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.69%, 05/10/27		314	315,383
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.61%, 10/23/28		55	54,633
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.84%, 05/30/31		103	102,808
			600,689
Health Care Providers & Services — 0.1%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.41%, 05/17/31		175	175,696
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.96%, 05/17/31		83	83,309
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.03%, 04/29/25		120	94,448
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/27/30		410	399,572
			753,025
Security		Par (000)	Value
Hotels, Restaurants & Leisure — 0.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 09/20/30	USD	81	$ 79,872
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.47%, 07/22/30		99	98,747
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.09%, 11/01/29		78	77,761
Life Time, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.03%, 11/05/31		137	137,377
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27		19	18,388
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27		11	10,679
2022 Term Loan B, 06/30/28 (l)		3	3,610
2024 Term Loan B1, (1-mo. CME Term SOFR at 1.50% Floor + 6.10%), 10.46%, 11/15/29		79	78,890
2024 Term Loan B2, (3-mo. CME Term SOFR + 6.00%), 10.46%, 11/15/29 (c)		27	25,974
			531,298
Household Durables — 0.1%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.02%, 02/26/29		144	143,333
Springs Windows Fashions, LLC (c)
2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.47%, 10/06/28		264	236,263
2024 FLFO Delayed Draw Term Loan, 12/19/29 (l)		37	36,595
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, 12/19/29 (c)(l)		27	27,515
Tempur Sealy International, Inc., 2024 Term Loan B, (1-mo. SOFR + 2.50%), 6.81%, 10/24/31		94	94,147
			537,853
Insurance — 0.1%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 09/19/31		21	20,848
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 02/14/31		34	34,117
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 05/06/31		136	136,277
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 05/06/32		410	418,738
			609,980
Interactive Media & Services — 0.1%
MH Sub I LLC
2023 Term Loan, 05/03/28 (l)		120	119,046
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 05/03/28		178	178,741
			297,787
Internet Software & Services — 0.1%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.11%, 03/15/30		378	378,693
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
IT Services — 0.1%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/29/31	USD	80	$ 79,806
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.43%, 11/01/31 (c)		124	125,240
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 06/27/31		347	347,783
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.37%, 03/01/29		62	61,274
			614,103
Machinery — 0.1%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 11/11/29		59	56,585
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 02/15/29		573	576,730
			633,315
Media — 0.1%
CSC Holdings LLC
2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.19%, 04/15/27		212	195,550
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.90%, 01/18/28		199	194,787
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.80%, 06/04/29		12	10,961
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 09/25/26		159	138,536
Speedster Bidco GmbH, 2024 USD Term Loan B, 10/17/31 (l)		68	68,113
			607,947
Oil, Gas & Consumable Fuels — 0.0%
EPIC Crude Services LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.66%, 10/15/31		56	56,440
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 8.96%, 09/19/29		77	76,830
			133,270
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.63%, 04/20/28		68	69,714
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.86%, 05/04/28		20	20,124
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 9.71%, 02/01/27		288	280,364
Security		Par (000)	Value
Pharmaceuticals (continued)
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.36%, 04/23/31	USD	235	$ 236,822
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.43%, 10/01/27		281	272,015
			809,325
Real Estate Management & Development — 0.0%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 06/02/28		84	83,295
Semiconductors & Semiconductor Equipment — 0.0%
Icon Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 11/13/31		73	73,205
Software — 0.7%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.58%, 02/23/32		98	100,391
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.21%, 12/10/29		83	82,170
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.96%, 12/11/28		69	69,287
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 02/15/29		801	802,053
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 04/30/31		40	39,975
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.34%, 07/30/32		115	113,180
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.34%, 07/30/31		221	222,803
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 07/06/29		123	121,726
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29		137	137,631
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 03/21/31		375	376,387
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 10/08/29		234	228,676
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 10/08/28		55	54,497
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 10/09/29		34	34,380
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.11%, 11/15/32		363	369,051
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 06/17/31		151	150,499
Modena Buyer LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/01/31		189	182,519
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.85%, 06/02/28		175	175,426

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/30 (l)	USD	45	$ 45,260
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.15%, 07/16/31		15	15,030
RealPage, Inc.
1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.59%, 04/24/28		213	212,222
2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 04/24/28		84	84,210
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.62%, 02/10/31		61	61,155
			3,678,528
Specialty Retail — 0.0%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/11/28		187	186,257
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28		71	47,572
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28		15	9,675
			57,247
Total Floating Rate Loan Interests — 3.3% (Cost: $18,229,323)			18,298,197
Foreign Agency Obligations
Bahrain — 0.0%
Bahrain Government International Bond, 5.45%, 09/16/32 (d)		200	183,058
Canada — 1.1%
CDP Financial, Inc., 5.60%, 11/25/39 (b)(e)		5,890	6,011,909
Colombia — 0.1%
Colombia Government International Bond
4.50%, 01/28/26		300	296,100
8.00%, 04/20/33 (e)		200	204,004
			500,104
Dominican Republic — 0.1%
Dominican Republic International Bond
6.88%, 01/29/26 (d)		115	115,862
5.95%, 01/25/27 (d)		228	226,518
4.50%, 01/30/30 (b)		226	206,903
7.05%, 02/03/31 (b)		150	153,498
			702,781
Egypt — 0.0%
Egypt Government International Bond, 7.50%, 02/16/61 (b)		219	149,579
Guatemala — 0.1%
Guatemala Government Bond (b)
5.25%, 08/10/29		200	192,063
5.38%, 04/24/32		200	188,500
			380,563
Security		Par (000)	Value
Hungary — 0.0%
Hungary Government International Bond, Series 10Y, 5.38%, 09/12/33 (d)	EUR	66	$ 73,899
Ivory Coast — 0.1%
Ivory Coast Government International Bond (d)
6.38%, 03/03/28	USD	200	198,194
5.88%, 10/17/31	EUR	192	186,204
			384,398
Morocco — 0.0%
Morocco Government International Bond, 2.38%, 12/15/27 (b)	USD	200	182,232
Oman — 0.1%
Oman Government International Bond, 6.75%, 01/17/48 (d)		200	202,876
Romania — 0.1%
Romanian Government International Bond
5.25%, 11/25/27 (b)		102	99,672
2.50%, 02/08/30 (d)	EUR	222	206,676
2.12%, 07/16/31 (d)		226	192,668
			499,016
Senegal — 0.0%
Senegal Government International Bond, 6.25%, 05/23/33 (d)	USD	200	159,250
South Africa — 0.0%
Republic of South Africa Government International Bond, 5.88%, 04/20/32 (e)		200	187,758
Total Foreign Agency Obligations — 1.7% (Cost: $9,478,251)			9,617,423
Municipal Bonds
Arizona — 0.2%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29 (b)		890	905,936
California — 1.1%
City of Los Angeles California, GO, Series A, Sustainability Bonds, 5.00%, 09/01/42		2,000	1,931,798
Oxnard Union High School District, Refunding GO, (BAM), 3.18%, 08/01/43		1,600	1,197,008
State of California, GO, BAB, 7.55%, 04/01/39		1,500	1,770,322
State of California, Refunding GO, 5.13%, 03/01/38		1,000	982,719
			5,881,847
Florida — 0.3%
State Board of Administration Finance Corp., RB, Series A, 5.53%, 07/01/34		1,500	1,514,843
Georgia — 0.2%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.64%, 04/01/57		1,000	1,069,946
Hawaii — 0.3%
City & County Honolulu Hawaii Wastewater System Revenue, Refunding RB, Series A, 2.62%, 07/01/45		1,000	671,417
State of Hawaii, GO, Series GK, 6.15%, 10/01/38		1,000	1,056,596
			1,728,013
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Illinois — 0.3%
State of Illinois, GO, 5.10%, 06/01/33	USD	1,882	$ 1,854,564
Massachusetts — 0.3%
Massachusetts Educational Financing Authority, Refunding RB, Series A, 6.35%, 07/01/49		1,355	1,388,167
University of Massachusetts Building Authority, Refunding RB, Series 3, 3.43%, 11/01/40		500	399,806
			1,787,973
New Jersey — 0.3%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41		1,750	1,958,011
New York — 0.5%
City of New York, GO, Series D-1, Sustainability Bonds, 5.09%, 10/01/49		1,000	954,151
New York City Municipal Water Finance Authority, Refunding RB, BAB, 6.01%, 06/15/42		1,000	1,021,258
New York State Dormitory Authority, RB, BAB, Series F, 5.63%, 03/15/39		1,100	1,105,362
			3,080,771
Texas — 0.3%
Texas Natural Gas Securitization Finance Corp., RB, Series 2023-1, 5.17%, 04/01/41		1,500	1,487,530
Total Municipal Bonds — 3.8% (Cost: $21,571,311)			21,269,434
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 13.2%
A&D Mortgage Trust, Series 2024-NQM5, Class A1, 5.70%, 11/25/69 (b)		1,537	1,538,232
ACRA Trust, Series 2024-NQM1, Class A1, 5.61%, 10/25/64 (b)		498	497,009
Alternative Loan Trust
Series 2005-64CB, Class 1A15, 5.50%, 12/25/35		327	284,285
Series 2006-OA21, Class A1, (1 mo. Term SOFR + 0.30%), 4.67%, 03/20/47 (a)		319	266,285
Series 2007-OA10, Class 2A1, (1 mo. Term SOFR + 0.61%), 4.95%, 09/25/47 (a)		3,675	533,732
Angel Oak Mortgage Trust, Series 2024-10, Class A1, 5.35%, 10/25/69 (b)		1,762	1,750,336
Banc of America Funding Trust, Series 2007-2, Class 1A2, 6.00%, 03/25/37		187	142,464
Bravo Residential Funding Trust (b)
Series 2021-NQM1, Class A1, 0.94%, 02/25/49 (a)		526	486,392
Series 2023-NQM3, Class A1, 4.85%, 09/25/62		413	406,399
Series 2023-NQM4, Class A1, 6.44%, 05/25/63		1,239	1,247,056
Chase Home Lending Mortgage Trust, Series 2019- ATR1, Class A12, 6.50%, 04/25/49 (a)(b)		417	410,535
CIM Trust (b)
Series 2023-I1, Class A1, 6.03%, 04/25/58		1,059	1,060,438
Series 2023-I2, Class A1, 6.64%, 12/25/67		1,031	1,041,266
COLT Mortgage Loan Trust (b)
Series 2020-2, Class M1, 5.25%, 03/25/65 (a)		3,050	3,004,364
Series 2020-3, Class M1, 3.36%, 04/27/65 (a)		3,820	3,558,565
Series 2022-1, Class A1, 4.55%, 04/25/67 (a)		1,377	1,342,777
Series 2022-7, Class A1, 5.16%, 04/25/67		1,753	1,745,952
Series 2022-9, Class A1, 6.79%, 12/25/67		275	276,682
Series 2023-2, Class A1, 6.60%, 07/25/68		1,083	1,091,964
Series 2024-6, Class A1, 5.39%, 11/25/69		1,288	1,280,713
Series 2024-7, Class A1, 5.54%, 12/26/69		1,499	1,494,786
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
COLT Mortgage Loan Trust (b) (continued)
Series 2024-INV4, Class A1, 5.61%, 05/25/69	USD	1,280	$ 1,279,268
CSMC Trust, Series 2022-NQM5, Class A1, 5.17%, 05/25/67 (a)(b)		2,456	2,445,322
Deephaven Residential Mortgage Trust, Series 2022-2, Class A1, 4.30%, 03/25/67 (a)(b)		231	219,467
Ellington Financial Mortgage Trust (a)(b)
Series 2020-1, Class M1, 5.24%, 05/25/65		1,500	1,465,787
Series 2021-2, Class A1, 0.93%, 06/25/66		180	146,536
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51 (a)(b)		2,297	1,831,950
GCAT Trust (a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67		1,050	1,010,484
Series 2024-INV4, Class A2, 5.50%, 12/25/54		1,005	985,442
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52 (a)(b)		973	775,916
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51 (a)(b)		851	684,228
GSR Mortgage Loan Trust, Series 2007-4F, Class 3A1, 6.00%, 07/25/37		76	48,404
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69 (b)		629	629,513
Homeward Opportunities Fund Trust, Series 2022-1, Class A1, 5.08%, 07/25/67 (b)		1,081	1,069,448
JP Morgan Mortgage Trust
Series 2006-S3, Class 1A12, 6.50%, 08/25/36		42	13,087
Series 2022-DSC1, Class A1, 4.75%, 01/25/63 (a)(b)		409	391,838
Series 2022-INV3, Class A3B, 3.00%, 09/25/52 (a)(b)		685	567,417
Series 2023-DSC1, Class A1, 4.63%, 07/25/63 (a)(b)		295	286,143
Series 2024-INV1, Class A3, 5.50%, 04/25/55 (a)(b)		1,953	1,915,642
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52 (a)(b)		724	604,268
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 3A1, 5.55%, 05/25/36 (a)		111	72,779
MFA Trust (b)
Series 2021-NQM1, Class M1, 2.31%, 04/25/65 (a)		2,750	2,163,121
Series 2023-NQM1, Class A1, 5.75%, 11/25/67		742	738,848
Series 2023-NQM3, Class A1, 6.62%, 07/25/68		1,359	1,370,299
Mill City Mortgage Trust, Series 2023-NQM2, Class A1, 6.24%, 12/25/67 (b)		1,588	1,593,928
OBX Trust (b)
Series 2022-INC3, Class A1, 3.00%, 02/25/52 (a)		638	529,511
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		454	455,794
Series 2023-NQM1, Class A1, 6.12%, 11/25/62 (a)		584	585,218
Series 2023-NQM5, Class A1A, 6.57%, 06/25/63		1,277	1,290,818
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		1,035	1,045,326
Series 2024-NQM17, Class A1, 5.61%, 11/25/64		1,248	1,246,549
PMT Loan Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/59 (a)(b)		1,898	1,861,167
PRKCM Trust, Series 2023-AFC2, Class A1, 6.48%, 06/25/58 (b)		1,228	1,235,096
Provident Funding Mortgage Trust, Series 2024-1, Class A1, 5.50%, 12/25/54 (a)(b)		1,586	1,555,810
Radian Mortgage Capital Trust, Series 2024-J2, Class A4, 5.50%, 03/25/55 (a)(b)		838	814,808
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52 (a)(b)		946	788,233
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54 (a)(b)		1,084	1,063,727
SG Residential Mortgage Trust, Series 2022-2, Class A1, 5.35%, 08/25/62 (b)		607	604,502

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57 (b)	USD	637	$ 597,680
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65 (a)(b)		2,050	1,635,283
Starwood Mortgage Residential Trust, Series 2020-3, Class M1, 3.54%, 04/25/65 (a)(b)		2,000	1,717,191
Verus Securitization Trust (b)
Series 2022-3, Class A1, 4.13%, 02/25/67		2,529	2,380,404
Series 2022-7, Class A1, 5.15%, 07/25/67		1,442	1,432,663
Series 2022-INV2, Class A1, 6.79%, 10/25/67		412	414,735
Series 2023-1, Class A1, 5.85%, 12/25/67		811	811,542
Series 2023-5, Class A1, 6.48%, 06/25/68		1,044	1,052,206
Series 2024-8, Class A1, 5.36%, 10/25/69 (a)		1,758	1,748,941
Series 2024-R1, Class A1, 5.22%, 09/25/69		1,770	1,755,994
Visio Trust, Series 2023-2, Class A1, 6.60%, 10/25/58 (b)		1,231	1,243,261
			73,635,826
Commercial Mortgage-Backed Securities — 5.1%
3650R Commercial Mortgage Trust, Series 2021-PF1, Class A5, 2.52%, 11/15/54		1,250	1,051,815
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, 3.60%, 04/14/33 (a)(b)		4,170	4,126,570
Bayview Commercial Asset Trust, Series 2007-2A, Class A1, (1 mo. Term SOFR + 0.52%), 4.86%, 07/25/37 (a)(b)		530	490,018
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.09%, 11/15/41 (a)(b)		630	630,000
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 7.00%, 11/05/39 (a)(b)		200	199,628
BX Commercial Mortgage Trust (a)(b)
Series 2021-CIP, Class A, (1 mo. Term SOFR + 1.04%), 5.43%, 12/15/38		575	574,754
Series 2021-SOAR, Class A, (1 mo. Term SOFR + 0.78%), 5.18%, 06/15/38		1,482	1,479,835
Series 2021-XL2, Class A, (1 mo. Term SOFR + 0.80%), 5.20%, 10/15/38		220	219,833
Series 2022-LP2, Class A, (1 mo. Term SOFR + 1.01%), 5.41%, 02/15/39		1,214	1,214,399
Series 2024-MF, Class C, (1 mo. Term SOFR + 1.94%), 6.34%, 02/15/39		452	453,558
Series 2024-XL4, Class C, (1 mo. Term SOFR + 2.19%), 6.59%, 02/15/39		97	97,171
BX Trust (a)(b)
Series 2021-LBA, Class AJV, (1 mo. Term SOFR + 0.91%), 5.31%, 02/15/36		1,690	1,690,000
Series 2022 VAMF, Class A, (1 mo. Term SOFR + 0.85%), 5.25%, 01/15/39		1,300	1,296,750
Series 2024-BIO, Class C, (1 mo. Term SOFR + 2.64%), 7.04%, 02/15/41		240	237,312
Series 2024-CNYN, Class C, (1 mo. Term SOFR + 1.94%), 6.34%, 04/15/41		695	696,683
Series 2024-PAT, Class B, (1 mo. Term SOFR + 3.04%), 7.44%, 03/15/41		170	170,367
Cantor Commercial Real Estate Lending, Series 2019- CF2, Class A5, 2.87%, 11/15/52		550	491,269
Century Plaza Towers, Series 2019-CPT, Class C, 3.00%, 11/13/39 (a)(b)		250	207,843
CONE Trust, Series 2024-DFW1, Class D, (1 mo. Term SOFR + 3.04%), 7.44%, 08/15/41 (a)(b)		660	660,000
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CSMC (a)(b)
Series 2020-FACT, Class D, (1 mo. Term SOFR + 4.32%), 8.72%, 10/15/37	USD	900	$ 850,500
Series 2021-BHAR, Class C, (1 mo. Term SOFR + 2.11%), 6.51%, 11/15/38		300	295,993
DC Trust, Series 2024-HLTN, Class C, 7.04%, 04/13/40 (a)(b)		220	222,622
Extended Stay America Trust, Series 2021-ESH, Class D, (1 mo. Term SOFR + 2.36%), 6.76%, 07/15/38 (a)(b)		1,700	1,704,176
GS Mortgage Securities Trust, Series 2019-GC38, Class AAB, 3.84%, 02/10/52		761	747,535
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class A, (30-day Avg SOFR + 1.40%), 6.00%, 03/15/39 (a)(b)		1,700	1,704,250
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1 mo. Term SOFR + 2.39%), 6.79%, 06/15/39 (a)(b)		800	800,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.31%, 04/15/48		1,200	1,193,216
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1 mo. Term SOFR + 2.94%), 7.34%, 11/15/34 (a)(b)		270	269,888
STWD Trust, Series 2021-FLWR, Class A, (1 mo. Term SOFR + 0.69%), 5.09%, 07/15/36 (a)(b)		1,207	1,205,491
UBS Commercial Mortgage Trust, Series 2019-C18, Class A4, 3.04%, 12/15/52		1,200	1,078,274
VEGAS, Series 2024-GCS, Class D, 6.22%, 07/10/36 (a)(b)		650	592,671
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4, 3.64%, 12/15/59		1,700	1,656,732
Series 2024-BPRC, Class D, 7.08%, 07/15/43 (b)		250	247,989
			28,557,142
Total Non-Agency Mortgage-Backed Securities — 18.3% (Cost: $106,506,120)			102,192,968
Preferred Securities
Capital Trusts — 5.9%
Banks (a)(h) — 3.4%
Bank of America Corp., Series FF, 5.88% (e)		3,500	3,508,514
Barclays PLC
4.38%		310	278,794
9.63%		640	704,237
Citigroup, Inc., Series AA, 7.63%		186	193,781
HSBC Holdings PLC
4.70%		275	242,316
6.50% (e)		1,090	1,083,515
6.00% (e)		235	229,766
6.38%		1,000	1,000,079
ING Groep NV, Series NC10, 4.25%		1,500	1,217,968
Krung Thai Bank PCL/Cayman Islands, 4.40% (d)		252	244,755
Lloyds Banking Group PLC
6.75%		595	596,586
7.50%		1,750	1,763,767
NatWest Group PLC
8.13%		225	239,631
6.00%		1,575	1,566,495
PNC Financial Services Group, Inc.
Series V, 6.20%		80	80,345
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
PNC Financial Services Group, Inc. (continued)
Series W, 6.25% (e)	USD	3,705	$ 3,739,879
Rizal Commercial Banking Corp., 6.50% (d)		200	199,250
U.S. Bancorp, Series J, 5.30% (e)		1,900	1,873,434
			18,763,112
Capital Markets (a)(h) — 0.9%
Bank of New York Mellon Corp., Series F, 4.63%		2,750	2,684,935
UBS Group AG (b)
4.88%		2,000	1,904,829
Series NC10, 9.25%		200	229,186
Series NC5, 9.25%		400	432,428
			5,251,378
Diversified Telecommunication Services — 0.0%
Telefonica Europe BV, 6.14% (a)(d)(h)	EUR	200	223,655
Electric Utilities — 1.3%
Edison International, Series B, 5.00% (a)(h)	USD	95	92,599
Electricite de France SA, 3.38% (a)(d)(h)	EUR	200	193,153
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79 (e)	USD	4,750	4,629,952
NRG Energy, Inc., 10.25% (a)(b)(h)		340	375,371
PG&E Corp., 7.38%, 03/15/55 (a)		1,723	1,768,198
			7,059,273
Health Care Providers & Services (a) — 0.3%
CVS Health Corp.
6.75%, 12/10/54		320	313,772
7.00%, 03/10/55		1,305	1,309,379
			1,623,151
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., 7.00% (a)(b)(h)		141	141,804
Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, 6.50%, 08/30/84 (a)(d)	EUR	100	113,840
			33,176,213

	Shares
Preferred Stocks — 0.0%
Financial Services — 0.0%
Federal National Mortgage Association, Series S, 8.25% (a)(h)	10,000	119,300
IT Services — 0.0%
Veritas Kapital Assurance PLC, Series G (c)(k)	294	5,880
Software — 0.0%
Veritas Kapital Assurance PLC, Series G (c)(k)	427	8,540
		133,720
Security	Shares	Value
Trust Preferred — 0.2%
Banks — 0.2%
Citigroup Capital XIII, 11.22%, 10/30/40 (a)	29,583	$ 886,603
		886,603
Total Preferred Securities — 6.1% (Cost: $33,985,836)		34,196,536

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.9%
Resolution Funding Corp. Principal Strip, 0.00%, 04/15/30 (i)	USD	6,055	4,740,377
Collateralized Mortgage Obligations — 5.0%
Fannie Mae REMICS
Series 2015-47, Class GL, 3.50%, 07/25/45		1,636	1,425,425
Series 2022-25, Class KL, 4.00%, 05/25/52 (e)		14,500	12,504,755
Freddie Mac REMICS
Series 4350, Class DY, 4.00%, 06/15/44		1,420	1,338,952
Series 4398, Class ZX, 4.00%, 09/15/54		11,556	9,950,727
Series 4549, Class TZ, 4.00%, 11/15/45		2,761	2,604,961
			27,824,820
Interest Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42		660	100,163
Ginnie Mae, Series 2009-116, Class KS, (1 mo. Term SOFR + 6.36%), 1.96%, 12/16/39 (a)		523	42,662
			142,825
Mortgage-Backed Securities — 14.3%
Fannie Mae Mortgage-Backed Securities (e)
4.50%, 07/01/55		2,485	2,359,600
4.00%, 02/01/56 - 04/01/56		2,689	2,482,918
Freddie Mac Mortgage-Backed Securities (e)
4.00%, 05/01/39		4,278	4,089,665
4.50%, 03/01/47		496	481,320
Ginnie Mae Mortgage-Backed Securities, 5.50%, 08/15/33		20	19,665
Uniform Mortgage-Backed Securities (e)
1.50%, 05/01/31		4,994	4,610,371
5.00%, 08/01/34 - 11/01/45		25,486	25,156,819
4.50%, 06/01/37 - 06/01/44		12,454	12,086,094
5.50%, 12/01/37 - 06/01/38		4,545	4,613,213
6.00%, 12/01/38		176	182,450
3.50%, 09/01/42 - 04/01/53		4,291	3,838,333
3.00%, 02/01/52		1,815	1,543,002
4.00%, 05/01/52 - 01/14/55 (m)		15,301	14,017,260
6.50%, 10/01/53		4,333	4,426,327
			79,907,037
Total U.S. Government Sponsored Agency Securities — 20.2% (Cost: $119,007,983)			112,615,059

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
U.S. Treasury Obligations
U.S. Treasury Bonds (e)
4.38%, 02/15/38	USD	1,600	$ 1,556,082
4.13%, 08/15/44		30,400	27,511,081
3.00%, 11/15/45		54,500	40,982,047
3.13%, 05/15/48		1,900	1,423,224
4.63%, 05/15/54		31,000	30,119,530
U.S. Treasury Notes (e)
0.63%, 07/31/26		27,500	25,988,780
3.63%, 05/31/28		1,900	1,858,383
4.88%, 10/31/28		7,800	7,940,276
Total U.S. Treasury Obligations — 24.7% (Cost: $141,894,273)			137,379,403
Total Long-Term Investments — 158.2% (Cost: $904,107,311)			881,463,956

Shares
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36% (n)(o)	4,465,196	4,465,196

		Par (000)
U.S. Treasury Obligations — 4.7%
U.S. Treasury Notes, 5.00%, 10/31/25 (e)	USD	26,000	26,150,050
Total Short-Term Securities — 5.5% (Cost: $30,475,195)			30,615,246
Total Investments Before TBA Sale Commitments — 163.7% (Cost: $934,582,506)			912,079,202
Security		Par (000)	Value
TBA Sale Commitments
Mortgage-Backed Securities — (1.0)%
Uniform Mortgage-Backed Securities, 4.00%, 01/14/55 (m)	USD	(5,790)	$ (5,294,251)
Total TBA Sale Commitments — (1.0)% (Proceeds: $(5,430,387))			(5,294,251)
Total Investments, Net of TBA Sale Commitments — 162.7% (Cost: $929,152,119)			906,784,951
Liabilities in Excess of Other Assets — (62.7)%			(349,492,071)
Net Assets — 100.0%			$ 557,292,880

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Convertible security.
(h)	Perpetual security with no stated maturity date.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(m)	Represents or includes a TBA transaction.
(n)	Affiliate of the Trust.
(o)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 11,900,896	$ —	$ (7,435,700) (a)	$ —	$ —	$ 4,465,196	4,465,196	$ 353,235	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Nomura Securities International, Inc.	4.42% (b)	06/07/24	Open	$ 309,400	$ 318,689	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	06/12/24	Open	102,290	105,283	Corporate Bonds	Open/Demand
BNP Paribas SA	4.37 (b)	07/17/24	Open	97,800	100,110	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	07/17/24	Open	367,931	376,502	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	07/17/24	Open	882,656	903,627	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	4.45% (b)	07/17/24	Open	$ 172,935	$ 177,084	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	07/17/24	Open	187,263	191,764	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/22/24	Open	203,285	208,066	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/22/24	Open	133,960	137,111	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	07/26/24	Open	131,765	134,679	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	07/30/24	Open	812,570	830,238	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/30/24	Open	542,823	554,661	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	07/30/24	Open	217,360	222,165	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	07/30/24	Open	313,528	320,459	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	07/30/24	Open	199,996	204,418	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	376,688	385,031	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	628,800	642,728	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	280,238	286,445	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	134,680	137,663	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	07/30/24	Open	333,500	340,887	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.25 (b)	08/05/24	Open	163,206	166,518	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	08/05/24	Open	115,023	117,451	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	08/07/24	Open	129,983	132,702	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	08/09/24	Open	158,603	161,898	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	09/16/24	Open	793,425	805,323	Corporate Bonds	Open/Demand
BNP Paribas SA	4.67 (b)	10/03/24	Open	8,326,500	8,427,572	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.67 (b)	10/03/24	Open	26,845,000	27,170,861	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	10/03/24	Open	1,923,750	1,947,197	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	10/03/24	Open	34,022,500	34,437,168	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.45 (b)	10/28/24	Open	1,166,182	1,176,605	Capital Trusts	Open/Demand
BNP Paribas SA	4.67 (b)	10/30/24	Open	1,522,375	1,535,349	U.S. Treasury Obligations	Open/Demand
BNP Paribas SA	4.67 (b)	10/30/24	Open	43,600,000	43,971,581	U.S. Treasury Obligations	Open/Demand
Credit Agricole Corporate and Investment Bank	4.65 (b)	10/30/24	Open	28,918,000	28,923,061	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	10/30/24	Open	105,090	106,006	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	10/30/24	Open	25,918,750	26,139,643	U.S. Treasury Obligations	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	10/31/24	Open	409,760	413,288	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/05/24	Open	3,827,660	3,857,962	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/05/24	Open	3,837,500	3,867,880	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/05/24	Open	4,183,000	4,216,115	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/05/24	Open	2,405,760	2,424,806	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/08/24	Open	2,621,437	2,641,098	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	11/18/24	Open	155,365	156,263	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	11/22/24	Open	2,209,125	2,220,784	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	11/25/24	Open	44,045	44,252	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.84	12/03/24	01/08/25	12,587,814	12,633,508	U.S. Government Sponsored Agency Securities	Up to 30 Days
Goldman Sachs & Co. LLC	4.45 (b)	12/09/24	Open	1,563,750	1,568,446	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	12/09/24	Open	420,625	421,888	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	12/09/24	Open	201,329	201,921	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	12/09/24	Open	207,434	208,043	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	12/09/24	Open	134,045	134,439	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	12/09/24	Open	321,563	322,522	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	12/09/24	Open	963,750	966,625	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	945,000	947,856	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	1,798,125	1,803,559	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.31 (b)	12/09/24	Open	2,020,000	2,025,885	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.31 (b)	12/09/24	Open	562,375	564,013	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.31 (b)	12/09/24	Open	2,771,250	2,779,324	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.70	12/11/24	01/14/25	13,934,051	13,970,434	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	4.70	12/11/24	01/14/25	7,352,023	7,371,220	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	4.70	12/11/24	01/14/25	4,323,097	4,334,385	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	3,952,520	3,962,841	U.S. Government Sponsored Agency Securities	Up to 30 Days

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	4.70%	12/11/24	01/14/25	$ 1,520,403	$ 1,524,373	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,545,009	1,549,043	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,387,572	1,391,196	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	359,897	360,837	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	505,215	506,534	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	131,848	132,192	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	4,485,062	4,496,773	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	226,538	227,129	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	582,385	583,906	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	2,342,335	2,348,451	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,785,170	1,789,832	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,727,799	1,732,310	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	742,097	744,035	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	137,458	137,817	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,538,315	1,542,332	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	222,104	222,684	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,395,285	1,398,928	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,581,959	1,586,089	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,322,060	1,325,512	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,643,076	1,647,367	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	846,081	848,291	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	991,148	993,736	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	946,392	948,863	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	2,130,778	2,136,342	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,373,446	1,377,033	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	2,375,664	2,381,867	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	404,266	405,322	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	208,358	208,902	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	178,718	179,185	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	861,749	863,999	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	923,277	925,687	U.S. Government Sponsored Agency Securities	Up to 30 Days
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Deutsche Bank Securities, Inc.	4.70%	12/11/24	01/14/25	$ 288,675	$ 289,429	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	1,514,428	1,518,382	U.S. Government Sponsored Agency Securities	Up to 30 Days
Deutsche Bank Securities, Inc.	4.70	12/11/24	01/14/25	477,496	478,743	U.S. Government Sponsored Agency Securities	Up to 30 Days
Barclays Bank PLC	4.49 (b)	12/11/24	Open	1,740,925	1,745,739	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	2,216,625	2,222,767	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	4,091,500	4,102,837	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/13/24	Open	1,824,475	1,829,049	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/13/24	Open	2,317,906	2,323,717	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/13/24	Open	3,790,000	3,799,501	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	12/17/24	Open	1,391,087	1,393,812	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	12/17/24	Open	111,424	111,637	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	12/18/24	Open	152,044	152,322	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	12/18/24	Open	224,615	225,026	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	12/18/24	Open	251,624	252,074	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.25	12/20/24	01/09/25	978,120	979,506	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.30	12/20/24	01/09/25	259,911	260,283	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.35	12/20/24	01/09/25	160,864	161,097	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	12/20/24	01/09/25	140,750	140,956	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	12/20/24	01/09/25	215,873	216,193	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	12/20/24	01/09/25	1,574,835	1,577,171	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	12/20/24	01/09/25	249,169	249,538	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	12/20/24	01/09/25	137,940	138,145	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	162,760	163,004	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	165,299	165,547	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	238,508	238,866	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	12/20/24	01/14/25	611,762	612,609	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	12/20/24	01/14/25	172,425	172,663	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	12/20/24	01/14/25	161,590	161,814	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	12/20/24	01/14/25	104,573	104,721	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	12/20/24	01/14/25	132,225	132,414	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	938,000	939,360	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	168,025	168,269	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	494,250	494,967	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	298,915	299,348	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	135,800	135,999	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	135,135	135,333	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	110,925	111,088	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	1,249,687	1,251,520	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	433,125	433,767	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	2,910,000	2,914,316	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,605,500	1,607,881	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,216,875	1,218,680	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	113,816	113,985	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	224,449	224,782	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	416,718	417,336	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	83,806	83,931	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	240,626	240,983	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	2,714,850	2,718,877	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	834,088	835,325	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	172,265	172,520	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	692,415	693,442	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	220,228	220,554	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	130,475	130,669	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,572,187	1,574,520	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	142,750	142,962	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	138,944	139,150	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	326,325	326,809	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	93,624	93,763	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	135,649	135,850	Corporate Bonds	Up to 30 Days

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	4.45%	12/20/24	01/14/25	$ 3,720,000	$ 3,722,944	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	185,760	186,039	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.32	12/20/24	01/14/25	163,712	163,948	Foreign Agency Obligations	Up to 30 Days
Barclays Bank PLC	4.49	12/20/24	01/31/25	2,282,850	2,286,267	Corporate Bonds	31 - 90 Days
Barclays Bank PLC	4.49	12/20/24	01/31/25	4,837,500	4,844,740	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	3.00	12/20/24	01/31/25	115,573	115,689	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.15	12/20/24	01/31/25	116,745	116,906	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	1,017,090	1,018,599	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	2,143,750	2,146,930	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	1,122,687	1,124,353	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	216,386	216,707	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	927,500	928,876	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	118,125	118,300	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	187,500	187,778	Capital Trusts	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	763,750	764,883	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	12/20/24	01/31/25	1,672,650	1,675,153	Corporate Bonds	31 - 90 Days
Nomura Securities International, Inc.	4.65 (b)	12/23/24	Open	638,522	639,265	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/23/24	Open	1,793,844	1,795,862	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/23/24	Open	139,486	139,648	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.75	12/24/24	01/31/25	361,156	361,457	Corporate Bonds	31 - 90 Days
BNP Paribas SA	4.67 (b)	12/24/24	Open	1,061,205	1,062,278	U.S. Treasury Obligations	Open/Demand
J.P. Morgan Securities LLC	4.50	12/26/24	01/09/25	1,317,051	1,318,039	Corporate Bonds	Up to 30 Days
U.S. Bancorp Investments, Inc.	4.31 (b)	12/26/24	Open	3,071,250	3,073,824	Corporate Bonds	Open/Demand
				$ 362,094,694	$ 364,276,502

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	389	03/20/25	$ 43,301	$ (915,589)
Ultra U.S. Treasury Bond	619	03/20/25	73,603	(2,374,658)
5-Year U.S. Treasury Note	23	03/31/25	2,445	(2,366)
				(3,292,613)
Short Contracts
10-Year U.S. Treasury Note	979	03/20/25	106,466	1,243,411
U.S. Long Bond	267	03/20/25	30,396	774,060
2-Year U.S. Treasury Note	205	03/31/25	42,150	(8,326)
				2,009,145
				$ (1,283,468)
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	76,522	EUR	69,855	The Bank of New York Mellon	01/16/25	$ 4,125
USD	200,969	EUR	183,443	The Bank of New York Mellon	01/16/25	10,852
USD	374,931	EUR	342,242	The Bank of New York Mellon	01/16/25	20,235
USD	101,544	CAD	144,000	Natwest Markets PLC	03/19/25	1,082
USD	2,110	EUR	2,000	Barclays Bank PLC	03/19/25	32
USD	67,951	EUR	64,410	Standard Chartered Bank	03/19/25	1,010
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	471,507	EUR	446,933	Toronto-Dominion Bank	03/19/25	$ 7,011
USD	6,526,750	EUR	6,191,657	UBS AG	03/19/25	91,782
USD	1,207,860	GBP	954,000	Barclays Bank PLC	03/19/25	14,230
						$ 150,359
Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG.41.V1	1.00%	Quarterly	12/20/28	USD	21,650	$ (493,480)	$ (258,736)	$ (234,744)
CDX.NA.HY.43.V1	5.00	Quarterly	12/20/29	USD	11,725	(923,507)	(863,757)	(59,750)
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	USD	6,040	(137,099)	(137,354)	255
						$ (1,554,086)	$ (1,259,847)	$ (294,239)
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx.XO.42.V1	5.00%	Quarterly	12/20/29	B+	EUR	52	$ 4,324	$ 4,824	$ (500)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 407	$ 366	$ 41
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	20	2,015	2,563	(548)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	5	283	(733)	1,016
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	3	170	(426)	596
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	9	478	(1,198)	1,676
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	3	138	(357)	495
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	6	290	(762)	1,052
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	4	211	(540)	751
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	13	879	1,555	(676)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	3	160	96	64
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	4	237	136	101
								$ 5,268	$ 700	$ 4,568

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)

Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ 4,824	$ (1,259,847)	$ 255	$ (294,994)
OTC Swaps	4,716	(4,016)	5,792	(1,224)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 2,017,471	$ —	$ 2,017,471
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	150,359	—	—	150,359
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps (a)	—	255	—	—	—	—	255
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	10,508	—	—	—	—	10,508
	$ —	$ 10,763	$ —	$ 150,359	$ 2,017,471	$ —	$ 2,178,593
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 3,300,939	$ —	$ 3,300,939
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	294,994	—	—	—	—	294,994
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	5,240	—	—	—	—	5,240
	$ —	$ 300,234	$ —	$ —	$ 3,300,939	$ —	$ 3,601,173

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ —	$ —	$ (911,271)	$ —	$ (911,271)
Forward foreign currency exchange contracts	—	—	—	452,221	—	—	452,221
Options purchased (a)	—	—	—	—	(541)	—	(541)
Options written	—	—	—	—	131	—	131
Swaps	—	(708,084)	—	—	36,292	—	(671,792)
	$ —	$ (708,084)	$ —	$ 452,221	$ (875,389)	$ —	$ (1,131,252)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ (6,271,380)	$ —	$ (6,271,380)
Forward foreign currency exchange contracts	—	—	—	219,593	—	—	219,593
Swaps	—	153,314	—	—	—	—	153,314
	$ —	$ 153,314	$ —	$ 219,593	$ (6,271,380)	$ —	$ (5,898,473)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 122,204,702
Average notional value of contracts — short	146,139,617
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	8,561,968
Options:
Average value of option contracts purchased	35
Average value of option contracts written	4
Credit default swaps:
Average notional value — buy protection	34,166,525
Average notional value — sell protection	2,454,507
Interest rate swaps:
Average notional value — pays fixed rate	9,595,799
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 286,751	$ 370,807
Forward foreign currency exchange contracts	150,359	—
Swaps — centrally cleared	—	16,307
Swaps — OTC (a)	10,508	5,240
Total derivative assets and liabilities in the Statements of Assets and Liabilities	447,618	392,354
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(286,751)	(387,114)
Total derivative assets and liabilities subject to an MNA	$ 160,867	$ 5,240

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America N.A.	$ 1,016	$ (733)	$ —	$ —	$ 283
Barclays Bank PLC	18,089	(2,300)	—	—	15,789
Citibank N.A.	495	(357)	—	—	138
JPMorgan Chase Bank N.A.	1,856	(762)	—	—	1,094
Morgan Stanley & Co. International PLC	3,314	(1,088)	—	—	2,226
Natwest Markets PLC	1,082	—	—	—	1,082
Standard Chartered Bank	1,010	—	—	—	1,010
The Bank of New York Mellon	35,212	—	—	—	35,212
Toronto-Dominion Bank	7,011	—	—	—	7,011
UBS AG	91,782	—	—	—	91,782
	$ 160,867	$ (5,240)	$ —	$ —	$ 155,627

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (e)
Bank of America N.A.	$ 733	$ (733)	$ —	$ —	$ —
Barclays Bank PLC	2,300	(2,300)	—	—	—
Citibank N.A.	357	(357)	—	—	—

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (e)
JPMorgan Chase Bank N.A.	$ 762	$ (762)	$ —	$ —	$ —
Morgan Stanley & Co. International PLC	1,088	(1,088)	—	—	—
	$ 5,240	$ (5,240)	$ —	$ —	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 79,350,569	$ —	$ 79,350,569
Corporate Bonds	—	359,428,403	3,838,959	363,267,362
Fixed Rate Loan Interests	—	1,675,380	1,601,625	3,277,005
Floating Rate Loan Interests	—	17,583,782	714,415	18,298,197
Foreign Agency Obligations	—	9,617,423	—	9,617,423
Municipal Bonds	—	21,269,434	—	21,269,434
Non-Agency Mortgage-Backed Securities	—	102,192,968	—	102,192,968
Preferred Securities
Capital Trusts	—	33,176,213	—	33,176,213
Preferred Stocks	—	119,300	14,420	133,720
Trust Preferred	886,603	—	—	886,603
U.S. Government Sponsored Agency Securities	—	112,615,059	—	112,615,059
U.S. Treasury Obligations	—	137,379,403	—	137,379,403
Short-Term Securities
Money Market Funds	4,465,196	—	—	4,465,196
U.S. Treasury Obligations	—	26,150,050	—	26,150,050
Unfunded Floating Rate Loan Interests (a)	—	126	—	126
Liabilities
Investments
TBA Sale Commitments	—	(5,294,251)	—	(5,294,251)
Unfunded Floating Rate Loan Interests (a)	—	(678)	—	(678)
	$ 5,351,799	$ 895,263,181	$ 6,169,419	$ 906,784,399
Derivative Financial Instruments (b)
Assets
Credit Contracts	$ —	$ 6,047	$ —	$ 6,047
Foreign Currency Exchange Contracts	—	150,359	—	150,359
Interest Rate Contracts	2,017,471	—	—	2,017,471
Liabilities
Credit Contracts	—	(296,218)	—	(296,218)
Interest Rate Contracts	(3,300,939)	—	—	(3,300,939)
	$ (1,283,468)	$ (139,812)	$ —	$ (1,423,280)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Core Bond Trust (BHK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $364,276,502 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2023	$ 961,517	$ 4,014,607	$ —	$ 311,432	$ —	$ 5,287,556
Transfers into Level 3	—	—	—	142,615	—	142,615
Transfers out of Level 3	(500,050)	—	—	(113,652)	—	(613,702)
Accrued discounts/premiums	(22,403)	—	751	1,265	—	(20,387)
Net realized gain (loss)	3,908	—	—	(1,113)	—	2,795
Net change in unrealized appreciation (depreciation) (a)(b)	16,868	(19,346)	(4,682)	14,060	—	6,900
Purchases	—	—	1,605,556	686,214	14,420	2,306,190
Sales	(459,840)	(156,302)	—	(326,406)	—	(942,548)
Closing balance, as of December 31, 2024	$ —	$ 3,838,959	$ 1,601,625	$ 714,415	$ 14,420	$ 6,169,419
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 (b)	$ 11,510	$ (19,346)	$ (4,682)	$ 11,489	$ —	$ (1,028)

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Arini European CLO I DAC, Series 1X, Class D, (3- mo. EURIBOR + 6.04%), 9.22%, 07/15/36 (a)(b)	EUR	100	$ 105,859
Avoca CLO XVIII DAC, Series 18X, Class DR, 01/15/38 (a)(b)(c)		110	113,943
Cairn CLO XVI DAC, Series 2023-16X, Class D, (3- mo. EURIBOR + 5.20%), 8.38%, 01/15/37 (a)(b)		100	106,241
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 6.38%, 07/15/32 (a)(b)		100	104,342
Contego CLO VII DAC (a)(b)
Series 7X, Class D, (3-mo. EURIBOR + 3.95%), 7.09%, 05/14/32		100	103,674
Series 7X, Class DR, 01/23/38 (c)		100	103,585
CVC Cordatus Loan Fund XXII DAC, Series 22X, Class D, (3-mo. EURIBOR + 3.15%), 6.04%, 12/15/34 (a)(b)		100	103,963
Galaxy XXVIII CLO Ltd., Series 2018-28A, Class C, (3-mo. CME Term SOFR + 2.21%), 6.87%, 07/15/31 (b)(d)	USD	250	250,250
Greene King Finance PLC (b)
Series 06, Class B2, (1-day SONIA GBP + 2.20%), 6.93%, 03/15/36 (a)	GBP	100	98,474
Series B1, (1-day SONIA GBP + 1.92%), 6.65%, 12/15/34		100	108,859
Rockfield Park CLO DAC, Series 1X, Class C, (3-mo. EURIBOR + 3.00%), 6.18%, 07/16/34 (a)(b)	EUR	100	104,724
Sona Fios CLO III DAC, Series 3X, Class D, (3-mo. EURIBOR + 3.25%), 6.41%, 04/20/37 (a)(b)		110	114,974
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32 (a)	GBP	100	130,777
Total Asset-Backed Securities — 0.1% (Cost: $1,585,730)			1,549,665

	Shares
Common Stocks
Aerospace & Defense — 0.1%
Boeing Co. (e)	8,136	1,440,072
Building Products — 0.0%
JELD-WEN Holding, Inc. (e)	69,618	570,171
Electrical Equipment — 0.0%
SunPower Corp. (e)(f)	1,025	—
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc. (e)	2,390	2,677
IT Services — 0.0%
Atos SE (e)	16,205,469	43,645
Life Sciences Tools & Services — 0.1%
Avantor, Inc. (e)(g)	69,632	1,467,146
Metals & Mining — 0.1%
Constellium SE, Class A (e)	159,448	1,637,531
Real Estate Management & Development — 0.0%
Adler Group SA (e)(f)	83,768	1
Security	Shares	Value
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd. (e)	1	$ 8
Specialized REITs — 0.2%
VICI Properties, Inc.	90,764	2,651,216
Total Common Stocks — 0.5% (Cost: $8,642,296)		7,812,467

		Par (000)
Corporate Bonds
Advertising Agencies (d) — 1.6%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27	USD	440	423,530
9.00%, 09/15/28		2,715	2,843,219
7.50%, 06/01/29		9,968	8,721,490
7.88%, 04/01/30		4,082	4,201,166
CMG Media Corp., 8.88%, 06/18/29		887	665,454
Neptune Bidco U.S., Inc., 9.29%, 04/15/29		3,144	2,924,309
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29		1,152	1,071,226
4.63%, 03/15/30		1,550	1,432,290
7.38%, 02/15/31		1,528	1,597,128
Stagwell Global LLC, 5.63%, 08/15/29		553	526,508
			24,406,320
Aerospace & Defense — 2.6%
Boeing Co., 6.86%, 05/01/54		1,441	1,531,562
Bombardier, Inc. (d)
7.88%, 04/15/27		459	459,695
6.00%, 02/15/28		3,089	3,076,484
8.75%, 11/15/30		2,381	2,559,419
7.25%, 07/01/31		978	1,008,588
7.00%, 06/01/32		1,290	1,312,267
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (d)		3,695	3,695,685
Goat Holdco LLC, 6.75%, 02/01/32 (d)		1,707	1,690,322
Spirit AeroSystems, Inc. (d)
9.38%, 11/30/29		2,657	2,844,296
9.75%, 11/15/30		2,077	2,298,425
TransDigm, Inc. (d)
6.88%, 12/15/30		697	707,368
7.13%, 12/01/31		3,475	3,558,272
6.63%, 03/01/32		10,407	10,500,930
6.00%, 01/15/33		103	100,946
Triumph Group, Inc., 9.00%, 03/15/28 (d)		3,661	3,811,952
			39,156,211
Air Freight & Logistics — 0.1%
Rand Parent LLC, 8.50%, 02/15/30 (d)		918	923,033
Automobile Components — 1.8%
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (a)	EUR	1,576	1,631,520
8.50%, 05/15/27 (d)	USD	14,182	14,203,571
6.75%, 05/15/28 (d)		7,384	7,519,046
Forvia SE (a)
2.75%, 02/15/27	EUR	167	166,322
5.50%, 06/15/31		215	221,898
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Automobile Components (continued)
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (d)	USD	766	$ 777,134
Goodyear Europe BV, 2.75%, 08/15/28 (a)	EUR	100	97,888
Goodyear Tire & Rubber Co., 5.63%, 04/30/33	USD	311	273,084
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28 (a)(h)	EUR	116	126,767
Mahle GmbH, 6.50%, 05/02/31 (a)		206	209,411
Tenneco, Inc., 8.00%, 11/17/28 (d)	USD	1,483	1,382,170
ZF Finance GmbH (a)
5.75%, 08/03/26	EUR	200	210,795
2.00%, 05/06/27		200	194,714
2.75%, 05/25/27		100	98,691
			27,113,011
Automobiles — 1.3%
Asbury Automotive Group, Inc., 5.00%, 02/15/32 (d)	USD	306	279,138
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29 (d)		767	748,751
10.38%, 03/31/29 (a)	GBP	104	127,984
Carvana Co. (d)(h)
(13.00% PIK), 13.00%, 06/01/30	USD	3,846	4,222,946
(14.00% PIK), 14.00%, 06/01/31		5,674	6,803,171
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (d)		1,059	1,098,867
Global Auto Holdings Ltd/AAG FH UK Ltd., 11.50%, 08/15/29 (d)		639	650,284
Group 1 Automotive, Inc., 6.38%, 01/15/30 (d)		775	776,548
Ken Garff Automotive LLC, 4.88%, 09/15/28 (d)		381	365,867
LCM Investments Holdings II LLC (d)
4.88%, 05/01/29		968	903,873
8.25%, 08/01/31		1,631	1,691,942
RCI Banque SA (a)(b)
(5-year EUR Swap + 2.85%), 2.63%, 02/18/30	EUR	600	618,996
(5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34		200	211,812
Wabash National Corp., 4.50%, 10/15/28 (d)	USD	1,072	978,883
			19,479,062
Banks — 0.8%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36 (a)(b)	EUR	100	103,668
Alpha Bank SA, (1-year EUR Swap + 2.43%), 5.00%, 05/12/30 (a)(b)		125	137,201
Banca Monte dei Paschi di Siena SpA (a)
10.50%, 07/23/29		141	183,888
(3-mo. EURIBOR + 2.05%), 4.75%, 03/15/29 (b)		100	107,937
Banco Bilbao Vizcaya Argentaria SA, (5-year EUR Swap + 4.27%), 6.88% (a)(b)(i)		200	217,451
Banco de Sabadell SA (a)(b)
(5-year EUR Swap + 2.95%), 2.50%, 04/15/31		100	102,549
(5-year EUR Swap + 3.15%), 6.00%, 08/16/33		100	110,297
Banco Espirito Santo SA (a)(b)(e)(j)
0.00%, 01/15/18		1,900	551,072
4.00%, 01/21/22		1,100	319,042
Commerzbank AG (a)(b)(i)
(5-year EUR Swap + 6.36%), 6.13%		200	208,983
(5-year EURIBOR ICE Swap + 5.13%), 7.88%		200	227,172
Deutsche Bank AG (a)(b)(i)
(5-year EURIBOR ICE Swap + 4.55%), 4.50%		200	196,811
(5-year EURIBOR ICE Swap + 5.26%), 8.13%		200	217,451
Eurobank SA (a)(b)
(1-year EUR Swap + 1.80%), 4.00%, 09/24/30		100	105,790
(5-year EURIBOR ICE Swap + 2.17%), 4.88%, 04/30/31		100	110,053
Security		Par (000)	Value
Banks (continued)
First-Citizens Bank & Trust Co., 6.00%, 04/01/36	USD	3,261	$ 3,128,212
Freedom Mortgage Corp., 12.25%, 10/01/30 (d)		537	593,880
Intesa Sanpaolo SpA
5.15%, 06/10/30 (a)	GBP	125	149,742
(1-year CMT + 2.60%), 4.20%, 06/01/32 (b)(d)	USD	855	743,442
(1-year CMT + 2.75%), 4.95%, 06/01/42 (b)(d)		630	484,009
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35 (a)(b)	EUR	175	196,174
State Street Corp., Series I, (5-year CMT + 2.61%), 6.70% (b)(i)	USD	627	639,387
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84 (b)		2,046	2,081,652
UniCredit SpA, (5-year EUR Swap + 2.80%), 2.73%, 01/15/32 (a)(b)	EUR	200	203,312
			11,119,175
Biotechnology — 0.0%
Cidron Aida Finco SARL, 6.25%, 04/01/28 (a)	GBP	233	277,913
Broadline Retail (d) — 0.3%
Rakuten Group, Inc.
11.25%, 02/15/27	USD	1,108	1,207,752
9.75%, 04/15/29		2,442	2,643,160
			3,850,912
Building Materials — 2.9%
Builders FirstSource, Inc., 6.38%, 03/01/34 (d)		1,003	989,897
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (d)		1,092	1,046,413
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30 (d)	EUR	840	919,406
6.38%, 12/15/30 (a)		200	218,906
6.63%, 12/15/30 (d)	USD	15,582	15,602,779
6.75%, 07/15/31 (d)		1,146	1,153,825
HT Troplast GmbH, 9.38%, 07/15/28 (a)	EUR	124	135,799
JELD-WEN, Inc., 7.00%, 09/01/32 (d)	USD	2,317	2,150,361
New Enterprise Stone & Lime Co., Inc. (d)
5.25%, 07/15/28		435	420,224
9.75%, 07/15/28		1,074	1,098,313
PCF GmbH, 4.75%, 04/15/29 (a)	EUR	218	186,657
Smyrna Ready Mix Concrete LLC (d)
6.00%, 11/01/28	USD	4,416	4,307,215
8.88%, 11/15/31		3,579	3,752,420
Standard Building Solutions, Inc., 6.50%, 08/15/32 (d)		3,246	3,251,198
Standard Industries, Inc.
2.25%, 11/21/26 (a)	EUR	511	517,198
3.38%, 01/15/31 (d)	USD	4,044	3,467,366
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 01/15/31 (d)		2,402	2,548,728
Wilsonart LLC, 11.00%, 08/15/32 (d)		1,540	1,509,472
			43,276,177
Building Products (d) — 0.7%
GYP Holdings III Corp., 4.63%, 05/01/29		2,104	1,984,402
White Cap Buyer LLC, 6.88%, 10/15/28		7,955	7,866,925
			9,851,327
Capital Markets — 1.9%
Antares Holdings LP, 6.35%, 10/23/29 (d)		575	570,454
Apollo Debt Solutions BDC (d)
6.90%, 04/13/29		1,576	1,630,351
6.70%, 07/29/31		745	765,114
Ares Strategic Income Fund, 5.70%, 03/15/28 (d)		869	868,879
Blackstone Private Credit Fund
5.95%, 07/16/29		697	701,592
6.25%, 01/25/31		397	403,676

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Blackstone Private Credit Fund (continued)
6.00%, 11/22/34 (d)	USD	3,590	$ 3,502,717
Blue Owl Capital Corp. II, 8.45%, 11/15/26		767	803,903
Blue Owl Credit Income Corp.
7.75%, 09/16/27		1,519	1,595,060
6.60%, 09/15/29 (d)		186	189,715
6.65%, 03/15/31		1,410	1,435,112
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29 (d)		522	525,200
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (d)		1,129	1,083,670
Focus Financial Partners LLC, 6.75%, 09/15/31 (d)		1,266	1,260,969
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34 (d)		1,296	1,262,095
HAT Holdings I LLC/HAT Holdings II LLC (d)
3.38%, 06/15/26		1,021	989,323
8.00%, 06/15/27		1,059	1,103,393
HPS Corporate Lending Fund, 6.75%, 01/30/29 (d)		935	960,160
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		4,444	4,207,471
9.75%, 01/15/29		1,265	1,268,255
4.38%, 02/01/29		1,443	1,205,311
10.00%, 11/15/29 (d)		1,401	1,404,308
Lehman Brothers Holdings, Inc. (e)(j)
5.38%, 10/17/17	EUR	350	1,088
4.75%, 01/16/18		1,890	5,873
0.00%, 02/05/18 (b)		3,950	12,275
1.00%, 09/22/18 (i)	USD	430	301
0.00%, 12/31/49 (b)		1,535	1,075
Oaktree Strategic Credit Fund
8.40%, 11/14/28		342	366,394
6.50%, 07/23/29		667	674,012
			28,797,746
Chemicals — 2.4%
Avient Corp., 6.25%, 11/01/31 (d)		769	758,533
Chemours Co.
5.38%, 05/15/27		1,239	1,192,552
5.75%, 11/15/28 (d)		1,278	1,187,179
4.63%, 11/15/29 (d)		558	484,804
8.00%, 01/15/33 (d)		1,566	1,530,071
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27 (a)	EUR	100	104,399
Herens Holdco SARL, 4.75%, 05/15/28 (d)	USD	3,000	2,768,095
Herens Midco SARL, 5.25%, 05/15/29 (a)	EUR	102	87,748
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (d)	USD	1,013	1,025,704
INEOS Finance PLC, 6.38%, 04/15/29 (a)	EUR	128	138,950
INEOS Quattro Finance 2 PLC (a)
8.50%, 03/15/29		186	206,155
6.75%, 04/15/30		100	107,400
Ingevity Corp., 3.88%, 11/01/28 (d)	USD	494	451,641
Kobe U.S. Midco 2, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26 (d)(h)		1,561	1,322,505
Kronos International, Inc., 9.50%, 03/15/29 (a)	EUR	170	193,506
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (d)	USD	725	745,724
Lune Holdings SARL, 5.63%, 11/15/28 (a)	EUR	125	98,147
Mativ Holdings, Inc., 8.00%, 10/01/29 (d)	USD	823	792,712
Methanex U.S. Operations, Inc., 6.25%, 03/15/32 (d)		1,117	1,105,105
Monitchem HoldCo 3 SA, 8.75%, 05/01/28 (a)	EUR	100	106,998
Nobian Finance BV, 3.63%, 07/15/26 (a)		106	108,702
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28 (a)		179	197,459
Security		Par (000)	Value
Chemicals (continued)
Olympus Water U.S. Holding Corp. (continued)
9.75%, 11/15/28 (d)	USD	4,842	$ 5,137,441
5.38%, 10/01/29 (a)	EUR	100	98,955
6.25%, 10/01/29 (d)	USD	852	809,352
7.25%, 06/15/31 (d)		3,268	3,319,438
SCIL IV LLC/SCIL USA Holdings LLC (a)
9.50%, 07/15/28	EUR	100	110,903
(3-mo. EURIBOR + 4.38%), 7.43%, 11/01/26 (b)		100	104,124
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (d)	USD	3,950	3,680,022
Synthomer PLC, 7.38%, 05/02/29 (a)	EUR	112	121,124
WR Grace Holdings LLC (d)
5.63%, 08/15/29	USD	7,279	6,694,372
7.38%, 03/01/31		1,174	1,198,910
			35,988,730
Commercial Services & Supplies — 5.9%
ADT Security Corp., 4.88%, 07/15/32 (d)		790	725,052
Allied Universal Holdco LLC, 7.88%, 02/15/31 (d)		9,457	9,665,860
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (d)		7,185	6,546,661
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28 (d)		3,440	3,247,691
4.88%, 06/01/28 (a)	GBP	300	347,755
Amber Finco PLC, 6.63%, 07/15/29 (a)	EUR	165	180,572
APCOA Group GmbH, (3-mo. EURIBOR + 4.13%), 7.37%, 04/15/31 (a)(b)		100	103,975
APi Group DE, Inc., 4.75%, 10/15/29 (d)	USD	1,283	1,206,561
BCP V Modular Services Finance II PLC (a)
4.75%, 11/30/28	EUR	200	203,047
6.13%, 11/30/28	GBP	100	120,810
Belron UK Finance PLC, 4.63%, 10/15/29 (a)	EUR	140	148,499
Boels Topholding BV (a)
6.25%, 02/15/29		107	116,031
5.75%, 05/15/30		100	108,104
Boost Newco Borrower LLC, 7.50%, 01/15/31 (d)	USD	5,245	5,498,646
Brink ’ s Co., 6.75%, 06/15/32 (d)		1,208	1,216,872
Cimpress PLC, 7.38%, 09/15/32 (d)		1,384	1,374,933
Deluxe Corp., 8.13%, 09/15/29 (d)		639	647,959
EC Finance PLC, 3.00%, 10/15/26 (a)	EUR	109	107,545
EquipmentShare.com, Inc., 8.00%, 03/15/33 (d)	USD	677	685,584
Fortress Transportation and Infrastructure Investors LLC (d)
5.50%, 05/01/28		4,130	4,039,323
7.88%, 12/01/30		3,628	3,818,532
7.00%, 05/01/31		5,374	5,482,248
7.00%, 06/15/32		2,920	2,977,554
5.88%, 04/15/33		2,045	1,973,472
Garda World Security Corp. (d)
4.63%, 02/15/27		936	909,064
7.75%, 02/15/28		3,360	3,467,208
6.00%, 06/01/29		500	473,995
8.25%, 08/01/32		2,055	2,088,340
8.38%, 11/15/32		4,471	4,550,785
Herc Holdings, Inc., 6.63%, 06/15/29 (d)		1,258	1,273,938
Hertz Corp., 12.63%, 07/15/29 (d)		760	809,716
La Financiere Atalian, (3.50% Cash and 5.00% PIK), 8.50%, 06/30/28 (h)	EUR	148	70,732
Loxam SAS (a)
6.38%, 05/15/28		115	123,896
6.38%, 05/31/29		101	110,280
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (d)	USD	763	727,956
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Pachelbel Bidco SpA (a)
7.13%, 05/17/31	EUR	100	$ 110,771
(3-mo. EURIBOR + 4.25%), 7.30%, 05/17/31 (b)		100	104,287
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28 (d)	USD	3,405	3,386,285
Q-Park Holding I BV (a)
5.13%, 03/01/29	EUR	100	106,849
5.13%, 02/15/30		124	131,921
Raven Acquisition Holdings LLC, 6.88%, 11/15/31 (d)	USD	2,043	2,022,506
RR Donnelley & Sons Co., 9.50%, 08/01/29 (d)		3,259	3,309,437
Sotheby ’ s, 7.38%, 10/15/27 (d)		5,001	4,945,263
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (d)		1,191	1,056,167
Techem Verwaltungsgesellschaft 674 GmbH, 6.00%, 07/30/26 (a)	EUR	88	91,164
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29 (a)		200	214,082
Verisure Holding AB (a)
3.88%, 07/15/26		140	144,475
9.25%, 10/15/27		80	86,908
7.13%, 02/01/28		100	107,455
Veritiv Operating Co., 10.50%, 11/30/30 (d)	USD	868	934,819
Wand NewCo 3, Inc., 7.63%, 01/30/32 (d)		3,226	3,313,503
Williams Scotsman, Inc. (d)
6.63%, 06/15/29		200	202,380
7.38%, 10/01/31		1,665	1,713,227
			87,130,695
Construction & Engineering — 0.6%
Arcosa, Inc., 6.88%, 08/15/32 (d)		144	146,318
Brand Industrial Services, Inc., 10.38%, 08/01/30 (d)		7,611	7,746,493
Cellnex Telecom SA (a)(k)
Series CLNX, 2.13%, 08/11/30	EUR	300	326,185
Series CLNX, 0.75%, 11/20/31		100	91,055
Heathrow Finance PLC, 6.63%, 03/01/31 (a)	GBP	100	125,816
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28 (a)	EUR	200	195,740
			8,631,607
Consumer Finance — 1.2%
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (d)	USD	350	376,159
Global Payments, Inc., 1.50%, 03/01/31 (d)(k)		2,786	2,727,494
Navient Corp., 9.38%, 07/25/30		959	1,024,587
Nexi SpA, 0.00%, 02/24/28 (a)(k)(l)	EUR	200	183,089
OneMain Finance Corp.
6.63%, 01/15/28	USD	3,098	3,136,353
6.63%, 05/15/29		1,650	1,670,542
5.38%, 11/15/29		408	392,266
7.88%, 03/15/30		1,737	1,811,964
4.00%, 09/15/30		451	400,832
7.50%, 05/15/31		546	560,377
7.13%, 11/15/31		920	937,317
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32 (d)		3,556	3,616,655
Worldline SA/France, 0.00%, 07/30/26 (a)(k)(l)	EUR	233	231,898
			17,069,533
Consumer Staples Distribution & Retail — 0.0%
B&M European Value Retail SA, 6.50%, 11/27/31 (a)	GBP	100	124,226
Containers & Packaging — 3.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.00%, 06/15/27 (d)	USD	2,341	2,322,696
3.25%, 09/01/28 (d)		1,708	1,528,106
Security		Par (000)	Value
Containers & Packaging (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (continued)
3.00%, 09/01/29 (a)	EUR	464	$ 409,698
4.00%, 09/01/29 (d)	USD	6,715	5,768,138
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (a)	EUR	1,370	1,270,166
4.13%, 08/15/26 (d)	USD	3,078	2,770,200
Clydesdale Acquisition Holdings, Inc. (d)
6.63%, 04/15/29		2,900	2,919,223
6.88%, 01/15/30		2,367	2,383,017
8.75%, 04/15/30		3,213	3,247,922
Fiber Bidco SpA (a)
6.13%, 06/15/31	EUR	100	104,113
(3-mo. EURIBOR + 4.00%), 6.68%, 01/15/30 (b)		100	104,353
Fiber Midco SpA, (10.00% PIK), 10.00%, 06/15/29 (a)(h)		100	107,288
Graphic Packaging International LLC, 2.63%, 02/01/29 (a)		456	449,935
Kleopatra Finco SARL, 4.25%, 03/01/26 (a)		100	95,149
LABL, Inc. (d)
5.88%, 11/01/28	USD	472	420,505
9.50%, 11/01/28		2,391	2,394,206
8.63%, 10/01/31		1,940	1,794,657
Mauser Packaging Solutions Holding Co. (d)
7.88%, 04/15/27		17,773	18,132,192
9.25%, 04/15/27		778	787,103
OI European Group BV
6.25%, 05/15/28 (d)	EUR	620	666,564
6.25%, 05/15/28 (a)		100	107,510
5.25%, 06/01/29 (a)		100	105,657
Owens-Brockway Glass Container, Inc. (d)
6.63%, 05/13/27	USD	211	210,094
7.25%, 05/15/31		837	814,585
Sealed Air Corp., 6.50%, 07/15/32 (d)		952	953,460
Trident TPI Holdings, Inc., 12.75%, 12/31/28 (d)		621	685,020
			50,551,557
Diversified REITs — 1.5%
Digital Realty Trust LP, 1.88%, 11/15/29 (d)(k)		422	434,660
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (d)		590	538,450
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (d)		776	714,208
Iron Mountain U.K. PLC, 3.88%, 11/15/25 (a)	GBP	100	122,877
Iron Mountain, Inc. (d)
7.00%, 02/15/29	USD	3,761	3,842,865
5.25%, 07/15/30		122	116,456
5.63%, 07/15/32		3,252	3,106,520
6.25%, 01/15/33		2,516	2,505,952
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28 (d)		10,131	10,802,487
			22,184,475
Diversified Telecommunication Services — 7.4%
Altice Financing SA
5.00%, 01/15/28 (d)		3,978	3,113,692
4.25%, 08/15/29 (a)	EUR	101	79,512
5.75%, 08/15/29 (d)	USD	2,216	1,622,206
Altice France SA
3.38%, 01/15/28 (a)	EUR	200	156,413
5.13%, 01/15/29 (d)	USD	1,781	1,340,847
5.13%, 07/15/29 (d)		3,200	2,396,362

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Altice France SA (continued)
5.50%, 10/15/29 (d)	USD	1,400	$ 1,048,638
CommScope LLC, 4.75%, 09/01/29 (d)		2,135	1,901,584
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29 (d)		2,000	1,821,609
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30 (h)		7,462	6,767,946
10.75%, 11/30/29		7,242	7,787,121
Eutelsat SA (a)
2.25%, 07/13/27	EUR	100	87,011
1.50%, 10/13/28		100	76,912
Frontier Communications Holdings LLC
5.88%, 10/15/27 (d)	USD	251	250,204
5.00%, 05/01/28 (d)		345	337,277
5.88%, 11/01/29		172	170,548
6.00%, 01/15/30 (d)		686	684,468
8.75%, 05/15/30 (d)		13,691	14,469,873
8.63%, 03/15/31 (d)		1,334	1,418,777
Global Switch Finance BV, 1.38%, 10/07/30 (a)	EUR	106	103,102
Iliad Holding SASU
7.00%, 10/15/28 (d)	USD	828	839,071
5.38%, 04/15/30 (a)	EUR	169	180,048
6.88%, 04/15/31 (a)		101	112,203
8.50%, 04/15/31 (d)	USD	3,025	3,216,072
7.00%, 04/15/32 (d)		3,195	3,211,165
Kaixo Bondco Telecom SA, 5.13%, 09/30/29 (a)	EUR	100	105,505
Level 3 Financing, Inc. (d)
10.50%, 04/15/29	USD	7,561	8,426,361
4.88%, 06/15/29		3,816	3,319,920
11.00%, 11/15/29		8,032	9,035,666
4.50%, 04/01/30		1,666	1,381,118
10.50%, 05/15/30		4,913	5,350,257
10.75%, 12/15/30		2,684	2,994,674
Lorca Telecom Bondco SA (a)
4.00%, 09/18/27	EUR	174	180,238
5.75%, 04/30/29		196	213,680
Lumen Technologies, Inc. (d)
4.13%, 04/15/30	USD	841	749,122
10.00%, 10/15/32		1,155	1,147,593
Odido Group Holding BV, 5.50%, 01/15/30 (a)	EUR	116	119,257
Optics Bidco SpA (d)
6.00%, 09/30/34	USD	2,917	2,800,434
7.20%, 07/18/36		1,668	1,702,563
Series 2033, 6.38%, 11/15/33		803	804,646
Sable International Finance Ltd., 7.13%, 10/15/32 (d)		2,418	2,359,339
SoftBank Group Corp. (a)
3.13%, 09/19/25	EUR	226	232,325
5.38%, 01/08/29		254	272,781
3.88%, 07/06/32		300	295,274
Telecom Italia SpA/Milano, 2.75%, 04/15/25 (a)		139	143,263
Viavi Solutions, Inc., 3.75%, 10/01/29 (d)	USD	528	476,118
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29 (a)	GBP	200	222,838
4.25%, 01/31/31 (d)	USD	3,172	2,706,971
4.50%, 07/15/31 (a)	GBP	201	214,516
5.63%, 04/15/32 (a)	EUR	100	105,533
7.75%, 04/15/32 (d)	USD	400	403,147
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31 (d)		5,934	6,128,771
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc. (d)
4.00%, 03/01/27	USD	3,746	$ 3,454,782
6.13%, 03/01/28		1,718	1,460,285
Zegona Finance PLC, 6.75%, 07/15/29 (a)	EUR	266	293,198
			110,292,836
Electric Utilities — 2.0%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00% (a)(b)(i)		150	160,526
Alpha Generation LLC, 6.75%, 10/15/32 (d)	USD	1,650	1,632,468
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC
5.63%, 02/15/32 (a)	EUR	106	114,332
6.38%, 02/15/32 (d)	USD	1,138	1,134,980
Calpine Corp., 4.63%, 02/01/29 (d)		2,297	2,168,263
Clearway Energy Operating LLC, 3.75%, 01/15/32 (d)		104	88,773
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (b)(i)		2,412	2,378,420
EDP SA (a)(b)
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	102,071
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		200	202,019
(5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54		200	210,893
FirstEnergy Corp., 4.00%, 05/01/26 (k)	USD	3,044	3,054,654
Lightning Power LLC, 7.25%, 08/15/32 (d)		609	626,133
NextEra Energy Capital Holdings, Inc., (5-year CMT + 2.46%), 6.75%, 06/15/54 (b)		1,435	1,470,131
NRG Energy, Inc. (d)
5.75%, 07/15/29		1,478	1,436,793
6.00%, 02/01/33		3,898	3,785,837
6.25%, 11/01/34		3,957	3,881,204
PG&E Corp., 4.25%, 12/01/27 (k)		1,004	1,088,838
Pike Corp., 8.63%, 01/31/31 (d)		461	486,334
Public Power Corp. SA, 4.63%, 10/31/31 (a)	EUR	100	105,440
Vistra Corp., (5-year CMT + 6.93%), 8.00% (b)(d)(i)	USD	994	1,014,440
Vistra Operations Co. LLC (d)
7.75%, 10/15/31		1,921	2,015,255
6.88%, 04/15/32		1,970	2,017,116
			29,174,920
Electronic Equipment, Instruments & Components (d) — 0.2%
Sensata Technologies, Inc., 6.63%, 07/15/32		1,781	1,779,079
WESCO Distribution, Inc., 6.63%, 03/15/32		955	970,637
Zebra Technologies Corp., 6.50%, 06/01/32		591	599,514
			3,349,230
Energy Equipment & Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp. (d)
6.88%, 04/01/27		1,223	1,229,323
6.25%, 04/01/28		801	796,730
6.63%, 09/01/32		2,375	2,372,045
Enerflex Ltd., 9.00%, 10/15/27 (d)		475	493,240
Kodiak Gas Services LLC, 7.25%, 02/15/29 (d)		2,606	2,658,242
Oceaneering International, Inc., 6.00%, 02/01/28		369	363,970
OEG Finance PLC, 7.25%, 09/27/29 (a)	EUR	100	108,149
Star Holding LLC, 8.75%, 08/01/31 (d)	USD	1,289	1,277,167
TGS ASA, 8.50%, 01/15/30 (d)		706	721,790
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		1,112	1,115,630
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services (continued)
USA Compression Partners LP/USA Compression Finance Corp. (continued)
7.13%, 03/15/29 (d)	USD	2,153	$ 2,190,995
Weatherford International Ltd., 8.63%, 04/30/30 (d)		1,604	1,655,873
			14,983,154
Entertainment — 3.1%
Allwyn Entertainment Financing U.K. PLC
7.88%, 04/30/29 (d)		800	819,528
7.25%, 04/30/30 (a)	EUR	100	110,513
Banijay Entertainment SAS
7.00%, 05/01/29 (a)		113	123,198
8.13%, 05/01/29 (d)	USD	480	496,950
Boyne USA, Inc., 4.75%, 05/15/29 (d)		1,869	1,771,741
Caesars Entertainment, Inc. (d)
4.63%, 10/15/29		456	426,934
7.00%, 02/15/30		8,047	8,196,269
6.50%, 02/15/32		3,491	3,506,757
6.00%, 10/15/32		974	939,100
Churchill Downs, Inc. (d)
5.75%, 04/01/30		1,065	1,045,247
6.75%, 05/01/31		10,372	10,484,183
Cinemark USA, Inc., 7.00%, 08/01/32 (d)		563	573,883
Cirsa Finance International SARL (a)
6.50%, 03/15/29	EUR	100	109,397
(3-mo. EURIBOR + 4.50%), 7.56%, 07/31/28 (b)		100	104,849
CPUK Finance Ltd., 4.50%, 08/28/27 (a)	GBP	100	119,016
Great Canadian Gaming Corp., 8.75%, 11/15/29 (d)	USD	1,987	2,033,773
Inter Media and Communication SpA, 6.75%, 02/09/27 (a)	EUR	98	103,564
Light & Wonder International, Inc. (d)
7.00%, 05/15/28	USD	706	707,394
7.25%, 11/15/29		241	245,853
7.50%, 09/01/31		1,096	1,128,466
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29 (d)		1,076	960,330
Lottomatica Group SpA (a)(b)
(3-mo. EURIBOR + 3.25%), 6.19%, 06/01/31	EUR	100	104,750
(3-mo. EURIBOR + 4.00%), 6.94%, 12/15/30		100	105,139
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31 (d)	USD	1,535	1,481,924
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29 (d)		578	544,942
Motion Finco SARL, 7.38%, 06/15/30 (a)	EUR	100	105,361
Odeon Finco PLC, 12.75%, 11/01/27 (d)	USD	1,503	1,578,146
Pinewood Finco PLC (a)
3.63%, 11/15/27	GBP	100	118,361
6.00%, 03/27/30		181	224,980
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. (d)
5.63%, 09/01/29	USD	1,188	932,580
5.88%, 09/01/31		262	190,605
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30 (d)		1,028	983,727
Six Flags Entertainment Corp., 7.25%, 05/15/31 (d)		1,933	1,974,227
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. (d)
5.13%, 10/01/29		1,884	1,804,443
7.13%, 02/15/31		2,228	2,320,261
			46,476,391
Environmental, Maintenance & Security Service — 1.0%
GFL Environmental, Inc., 6.75%, 01/15/31 (d)		192	197,157
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Madison IAQ LLC, 5.88%, 06/30/29 (d)	USD	3,138	$ 2,963,008
Paprec Holding SA, 7.25%, 11/17/29 (a)	EUR	100	109,800
Reworld Holding Corp.
4.88%, 12/01/29 (d)	USD	2,689	2,486,839
5.00%, 09/01/30		454	418,678
Waste Pro USA, Inc., 5.50%, 02/15/26 (d)		7,766	7,761,668
Wrangler Holdco Corp., 6.63%, 04/01/32 (d)		816	830,687
			14,767,837
Financial Services — 1.9%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40 (b)		185	179,234
Azorra Finance Ltd., 7.75%, 04/15/30 (d)		842	829,639
Bracken MidCo1 PLC, (6.75% Cash or 7.50% PIK), 6.75%, 11/01/27 (a)(h)	GBP	100	122,595
Freedom Mortgage Holdings LLC (d)
9.25%, 02/01/29	USD	2,001	2,064,916
9.13%, 05/15/31		1,382	1,424,939
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25 (a)	EUR	100	68,269
GGAM Finance Ltd. (d)
8.00%, 06/15/28	USD	640	672,003
6.88%, 04/15/29		1,248	1,263,717
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27 (d)		1,108	1,122,459
Intrum AB (a)(e)(j)
3.00%, 09/15/27	EUR	117	87,442
9.25%, 03/15/28		226	169,607
Jefferies Finance LLC/JFIN Co-Issuer Corp. (d)
5.00%, 08/15/28	USD	1,479	1,387,357
6.63%, 10/15/31		409	408,352
Jerrold Finco PLC, 5.25%, 01/15/27 (a)	GBP	111	136,946
Macquarie Airfinance Holdings Ltd., 8.13%, 03/30/29 (d)	USD	1,523	1,610,737
Midcap Financial Issuer Trust, 6.50%, 05/01/28 (d)		1,073	1,049,351
Nationstar Mortgage Holdings, Inc. (d)
6.00%, 01/15/27		2	1,989
6.50%, 08/01/29		2,646	2,641,518
5.13%, 12/15/30		433	404,003
5.75%, 11/15/31		1,505	1,438,505
7.13%, 02/01/32		3,694	3,740,024
Opus-Chartered Issuances SA, 2.50%, 07/04/25 (b)	EUR	66	68,640
PennyMac Financial Services, Inc. (d)
7.88%, 12/15/29	USD	1,449	1,518,121
7.13%, 11/15/30		1,404	1,421,842
PHH Escrow Issuer LLC, 9.88%, 11/01/29 (d)		702	705,159
ProGroup AG, 5.13%, 04/15/29 (a)	EUR	100	101,811
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (d)
3.88%, 03/01/31	USD	784	683,097
4.00%, 10/15/33		431	358,965
Stena International SA, 7.25%, 01/15/31 (d)		200	204,071
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31 (h)	EUR	548	190,265
UWM Holdings LLC, 6.63%, 02/01/30 (d)	USD	2,436	2,420,950
			28,496,523
Food Products — 1.4%
Aramark International Finance SARL, 3.13%, 04/01/25 (a)	EUR	582	601,357
B&G Foods, Inc., 8.00%, 09/15/28 (d)	USD	452	464,642
Bellis Acquisition Co. PLC, 8.13%, 05/14/30 (a)	GBP	258	312,403
Bellis Finco PLC, 4.00%, 02/16/27 (a)		200	235,983
Boparan Finance PLC, 9.38%, 11/07/29 (a)		100	121,034

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (d)(h)	USD	6,769	$ 7,158,343
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 07/01/29 (d)		6,033	6,238,634
Darling Global Finance BV, 3.63%, 05/15/26 (a)	EUR	457	472,792
Fiesta Purchaser, Inc. (d)
7.88%, 03/01/31	USD	500	521,871
9.63%, 09/15/32		661	692,452
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.63%, 12/15/29 (a)(b)	EUR	104	108,860
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29 (d)	USD	442	458,565
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 6.30%, 07/01/29 (a)(b)	EUR	200	207,895
Market Bidco Finco PLC, 5.50%, 11/04/27 (a)	GBP	156	186,508
Performance Food Group, Inc., 4.25%, 08/01/29 (d)	USD	81	75,154
Picard Groupe SAS, 6.38%, 07/01/29 (a)	EUR	100	107,719
Post Holdings, Inc. (d)
4.50%, 09/15/31	USD	215	192,606
6.38%, 03/01/33		1,550	1,517,237
Premier Foods Finance PLC, 3.50%, 10/15/26 (a)	GBP	100	122,217
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29 (d)	USD	512	473,135
Tereos Finance Groupe I SA, 7.25%, 04/15/28 (a)	EUR	100	107,858
United Natural Foods, Inc., 6.75%, 10/15/28 (d)	USD	928	914,230
			21,291,495
Gas Utilities — 0.0%
UGI International LLC, 2.50%, 12/01/29 (a)	EUR	100	96,399
Ground Transportation (d) — 0.1%
Brightline East LLC, 11.00%, 01/31/30	USD	1,110	1,059,362
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32		693	714,309
			1,773,671
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc. (a)
2.63%, 11/01/25	EUR	527	541,770
3.88%, 07/15/28		100	103,209
Bausch & Lomb Corp., 8.38%, 10/01/28 (d)	USD	6,265	6,484,275
Medline Borrower LP, 5.25%, 10/01/29 (d)		5,797	5,594,476
Neogen Food Safety Corp., 8.63%, 07/20/30 (d)		963	1,032,862
Sotera Health Holdings LLC, 7.38%, 06/01/31 (d)		996	1,009,049
			14,765,641
Health Care Providers & Services — 2.7%
AHP Health Partners, Inc., 5.75%, 07/15/29 (d)		2,061	2,015,823
CHS/Community Health Systems, Inc. (d)
5.63%, 03/15/27		2,509	2,407,931
6.00%, 01/15/29		3,050	2,730,990
5.25%, 05/15/30		5,152	4,231,481
4.75%, 02/15/31		2,421	1,878,590
10.88%, 01/15/32		4,160	4,291,989
Concentra Escrow Issuer Corp., 6.88%, 07/15/32 (d)		1,808	1,845,896
DaVita, Inc., 6.88%, 09/01/32 (d)		879	885,737
Ephios Subco 3 SARL, 7.88%, 01/31/31 (a)	EUR	218	245,831
Fortrea Holdings, Inc., 7.50%, 07/01/30 (d)	USD	598	598,992
HAH Group Holding Co. LLC, 9.75%, 10/01/31 (d)		1,090	1,090,867
IQVIA, Inc. (a)
1.75%, 03/15/26	EUR	330	336,051
Security		Par (000)	Value
Health Care Providers & Services (continued)
IQVIA, Inc. (a) (continued)
2.25%, 03/15/29	EUR	100	$ 98,794
LifePoint Health, Inc. (d)
9.88%, 08/15/30	USD	1,337	1,442,565
11.00%, 10/15/30		3,059	3,357,751
10.00%, 06/01/32		1,615	1,642,046
Molina Healthcare, Inc., 6.25%, 01/15/33 (d)		1,450	1,433,096
Prime Healthcare Services, Inc., 9.38%, 09/01/29 (d)		588	571,954
Star Parent, Inc., 9.00%, 10/01/30 (d)		2,918	3,030,635
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (d)		4,179	4,262,973
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (d)		1,279	1,303,441
			39,703,433
Health Care REITs — 0.3%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	1,373	1,523,080
5.25%, 08/01/26	USD	286	263,304
5.00%, 10/15/27		260	219,201
4.63%, 08/01/29		3,842	2,752,983
3.50%, 03/15/31		25	15,753
3.33%, 03/24/25	EUR	171	170,820
			4,945,141
Hotel & Resort REITs — 1.0%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (d)	USD	1,145	1,161,721
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29 (d)		606	597,358
Pebblebrook Hotel Trust, 1.75%, 12/15/26 (k)		68	63,145
RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32 (d)		4,003	4,023,147
RLJ Lodging Trust LP, 4.00%, 09/15/29 (d)		749	678,755
Service Properties Trust
8.63%, 11/15/31 (d)		5,772	6,006,274
8.88%, 06/15/32		2,430	2,248,986
XHR LP, 6.63%, 05/15/30 (d)		592	593,943
			15,373,329
Hotels, Restaurants & Leisure — 3.8%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29 (d)		960	945,621
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 6.96%, 07/18/30 (a)(b)	EUR	120	124,986
Carnival Corp., 6.00%, 05/01/29 (d)	USD	4,112	4,102,272
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (d)		2,501	2,664,532
Carnival PLC, 1.00%, 10/28/29	EUR	100	91,611
Deuce Finco PLC, 5.50%, 06/15/27 (a)	GBP	100	122,323
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (d)
4.63%, 01/15/29	USD	4,391	4,069,051
6.75%, 01/15/30		671	619,013
Life Time, Inc., 8.00%, 04/15/26 (d)		1,262	1,263,376
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (d)		811	845,360
Lindblad Expeditions LLC, 6.75%, 02/15/27 (d)		1,214	1,214,457
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (d)		1,447	1,261,282
Melco Resorts Finance Ltd. (d)
4.88%, 06/06/25		1,071	1,061,629
5.63%, 07/17/27		200	192,750
5.75%, 07/21/28		600	570,000
5.38%, 12/04/29		2,283	2,083,260
7.63%, 04/17/32		1,534	1,540,458
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd. (d)
5.25%, 06/18/25	USD	600	$ 597,300
4.75%, 02/01/27		440	426,114
7.13%, 06/26/31		474	478,740
MGM Resorts International, 6.13%, 09/15/29		2,320	2,317,086
NCL Corp. Ltd. (d)
8.38%, 02/01/28		719	751,766
8.13%, 01/15/29		631	664,906
7.75%, 02/15/29		1,782	1,871,143
6.25%, 03/01/30		1,528	1,509,799
NCL Finance Ltd., 6.13%, 03/15/28 (d)		849	851,724
Pinnacle Bidco PLC (a)
8.25%, 10/11/28	EUR	100	109,839
10.00%, 10/11/28	GBP	100	132,851
Royal Caribbean Cruises Ltd., 6.00%, 02/01/33 (d)	USD	4,664	4,652,924
Sabre GLBL, Inc. (d)
8.63%, 06/01/27		1,591	1,569,103
10.75%, 11/15/29		826	852,136
Station Casinos LLC (d)
4.63%, 12/01/31		2,431	2,177,669
6.63%, 03/15/32		988	981,816
Stonegate Pub Co. Financing PLC (a)
10.75%, 07/31/29	GBP	123	160,389
(3-mo. EURIBOR + 6.63%), 9.65%, 07/31/29 (b)	EUR	100	107,210
TUI AG, 5.88%, 03/15/29 (a)		120	130,077
TUI Cruises GmbH (a)
6.50%, 05/15/26		19	19,658
5.00%, 05/15/30		106	111,451
Viking Cruises Ltd. (d)
5.88%, 09/15/27	USD	1,436	1,425,215
7.00%, 02/15/29		269	270,476
9.13%, 07/15/31		3,780	4,064,482
Wynn Macau Ltd. (d)
5.50%, 01/15/26		962	952,678
5.50%, 10/01/27		200	193,760
5.63%, 08/26/28		5,107	4,902,720
4.50%, 03/07/29 (k)		200	199,698
5.13%, 12/15/29		1,358	1,256,150
			56,510,861
Household Durables — 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30 (d)		636	577,091
Beazer Homes USA, Inc., 7.50%, 03/15/31 (d)		451	458,025
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 5.00%, 06/15/29 (d)		1,154	1,072,749
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29 (d)		1,959	1,925,522
Dream Finders Homes, Inc., 8.25%, 08/15/28 (d)		607	632,430
Empire Communities Corp., 9.75%, 05/01/29 (d)		394	414,504
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29 (d)		2,734	2,976,739
LGI Homes, Inc. (d)
8.75%, 12/15/28		453	475,173
7.00%, 11/15/32		1,305	1,292,133
Meritage Homes Corp., 1.75%, 05/15/28 (d)(k)		1,344	1,317,120
New Home Co., Inc., 9.25%, 10/01/29 (d)		1,145	1,205,037
Scotts Miracle-Gro Co.
4.50%, 10/15/29		229	210,983
4.38%, 02/01/32		1,696	1,480,782
Security		Par (000)	Value
Household Durables (continued)
STL Holding Co. LLC, 8.75%, 02/15/29 (d)	USD	618	$ 653,377
Tempur Sealy International, Inc., 3.88%, 10/15/31 (d)		1,434	1,251,073
			15,942,738
Household Products (d) — 0.1%
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31		296	281,948
Spectrum Brands, Inc.
3.38%, 06/01/29 (k)		964	941,153
3.88%, 03/15/31		176	151,456
			1,374,557
Independent Power and Renewable Electricity Producers (d)(k) — 0.4%
NextEra Energy Partners LP
0.00%, 11/15/25 (l)		4,528	4,256,320
2.50%, 06/15/26		1,063	999,284
			5,255,604
Insurance — 7.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (d)
6.75%, 10/15/27		8,420	8,350,367
6.75%, 04/15/28		1,904	1,908,476
5.88%, 11/01/29		4,999	4,802,446
7.00%, 01/15/31		4,776	4,794,654
7.38%, 10/01/32		2,256	2,276,760
AmWINS Group, Inc., 4.88%, 06/30/29 (d)		878	824,440
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29 (d)		1,110	1,125,004
Ardonagh Finco Ltd.
6.88%, 02/15/31 (a)	EUR	436	465,758
7.75%, 02/15/31 (d)	USD	3,909	4,025,492
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (d)		3,214	3,339,308
AssuredPartners, Inc., 7.50%, 02/15/32 (d)		1,975	2,125,661
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (d)
7.25%, 02/15/31		8,841	8,984,215
8.13%, 02/15/32		4,366	4,458,922
HUB International Ltd. (d)
7.25%, 06/15/30		18,052	18,498,791
7.38%, 01/31/32		20,648	20,971,200
Jones Deslauriers Insurance Management, Inc. (d)
8.50%, 03/15/30		2,894	3,043,915
10.50%, 12/15/30		2,272	2,456,316
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (d)		13,904	14,042,961
UnipolSai Assicurazioni SpA, 4.90%, 05/23/34 (a)	EUR	100	107,755
USI, Inc./New York, 7.50%, 01/15/32 (d)	USD	2,420	2,502,781
			109,105,222
Interactive Media & Services (a) — 0.1%
iliad SA
5.38%, 06/14/27	EUR	100	108,342
5.38%, 02/15/29		200	219,144
5.63%, 02/15/30		100	111,446
United Group BV
4.00%, 11/15/27		100	102,333
6.75%, 02/15/31		193	206,508
6.50%, 10/31/31		100	105,488
			853,261

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services — 0.9%
Acuris Finance U.S., Inc./Acuris Finance SARL (d)
5.00%, 05/01/28	USD	2,232	$ 2,018,365
9.00%, 08/01/29		576	550,885
ANGI Group LLC, 3.88%, 08/15/28 (d)		869	775,990
Cablevision Lightpath LLC (d)
3.88%, 09/15/27		600	568,005
5.63%, 09/15/28		1,201	1,114,109
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28 (a)	EUR	122	133,166
ION Trading Technologies SARL, 9.50%, 05/30/29 (d)	USD	513	537,879
Match Group Holdings II LLC (d)
4.63%, 06/01/28		2,149	2,046,459
5.63%, 02/15/29		2,261	2,195,548
4.13%, 08/01/30		872	772,384
3.63%, 10/01/31		464	395,957
Uber Technologies, Inc. (k)
0.00%, 12/15/25 (l)		419	422,352
Series 2028, 0.88%, 12/01/28		2,083	2,291,300
			13,822,399
IT Services — 0.8%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30 (a)	EUR	100	105,398
Amentum Holdings, Inc., 7.25%, 08/01/32 (d)	USD	1,301	1,310,846
Atos SE (a)(m)
5.20%, 12/18/30	EUR	174	100,304
9.36%, 12/18/29		170	156,477
CA Magnum Holdings, 5.38%, 10/31/26 (d)	USD	2,652	2,589,015
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (d)		2,971	3,029,442
KBR, Inc., 4.75%, 09/30/28 (d)		1,213	1,163,049
McAfee Corp., 7.38%, 02/15/30 (d)		3,901	3,788,754
			12,243,285
Machinery — 1.7%
Chart Industries, Inc. (d)
7.50%, 01/01/30		3,648	3,792,743
9.50%, 01/01/31		537	575,476
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29 (d)		646	610,470
Husky Injection Molding Systems Ltd./Titan Co- Borrower LLC, 9.00%, 02/15/29 (d)		4,181	4,364,989
IMA Industria Macchine Automatiche SpA (a)
3.75%, 01/15/28	EUR	100	101,787
(3-mo. EURIBOR + 3.75%), 6.93%, 04/15/29 (b)		200	208,210
Manitowoc Co., Inc., 9.25%, 10/01/31 (d)	USD	668	684,715
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 8.43%, 07/15/29 (a)(b)	EUR	100	100,270
Terex Corp., 6.25%, 10/15/32 (d)	USD	936	917,276
TK Elevator Holdco GmbH
6.63%, 07/15/28 (a)	EUR	900	933,332
7.63%, 07/15/28 (d)	USD	3,445	3,442,483
TK Elevator Midco GmbH, 4.38%, 07/15/27 (a)	EUR	992	1,024,994
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (d)	USD	8,235	8,061,368
			24,818,113
Media — 6.6%
Cable One, Inc.
0.00%, 03/15/26 (k)(l)		475	440,800
1.13%, 03/15/28 (k)		1,577	1,297,082
4.00%, 11/15/30 (d)		1,849	1,544,983
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%, 06/01/29 (d)		91	86,944
4.75%, 03/01/30 (d)		135	123,277
4.25%, 02/01/31 (d)		512	446,221
7.38%, 03/01/31 (d)		21,539	21,958,653
Security		Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.75%, 02/01/32 (d)	USD	845	$ 741,638
4.50%, 05/01/32		167	143,647
4.50%, 06/01/33 (d)		280	235,589
4.25%, 01/15/34 (d)		1,727	1,401,098
CSC Holdings LLC (d)
5.50%, 04/15/27		600	537,000
5.38%, 02/01/28		1,200	1,035,249
11.25%, 05/15/28		2,935	2,896,589
11.75%, 01/31/29		6,770	6,685,890
4.13%, 12/01/30		1,010	725,547
3.38%, 02/15/31		1,609	1,128,573
4.50%, 11/15/31		1,200	864,037
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27 (d)		5,795	5,646,061
DISH DBS Corp. (d)
5.25%, 12/01/26		3,230	2,935,912
5.75%, 12/01/28		4,807	4,109,959
DISH Network Corp., 11.75%, 11/15/27 (d)		8,272	8,761,636
GCI LLC, 4.75%, 10/15/28 (d)		426	397,854
Gray Television, Inc., 10.50%, 07/15/29 (d)		3,527	3,526,758
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (d)		4,783	4,327,656
Midcontinent Communications, 8.00%, 08/15/32 (d)		1,838	1,887,863
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26 (d)		676	590,136
Sirius XM Radio, Inc. (d)
5.00%, 08/01/27		6,942	6,751,283
4.00%, 07/15/28		381	351,037
Sunrise FinCo I BV, 4.88%, 07/15/31 (d)		3,270	2,966,086
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29 (a)(h)	EUR	303	260,389
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28 (d)	USD	2,000	1,942,000
Univision Communications, Inc. (d)
6.63%, 06/01/27		3,632	3,617,371
8.00%, 08/15/28		3,363	3,423,941
8.50%, 07/31/31		2,003	1,963,941
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32 (a)	GBP	112	140,069
Virgin Media Secured Finance PLC (a)
4.25%, 01/15/30		100	109,854
4.13%, 08/15/30		100	107,084
VZ Secured Financing BV, 3.50%, 01/15/32 (a)	EUR	170	162,939
Ziggo Bond Co. BV
5.13%, 02/28/30 (d)	USD	868	782,074
6.13%, 11/15/32 (a)	EUR	161	167,606
Ziggo BV, 4.88%, 01/15/30 (d)	USD	1,165	1,070,453
			98,292,779
Metals & Mining — 3.3%
Aris Mining Corp., 8.00%, 10/31/29 (d)		362	357,587
Arsenal AIC Parent LLC (d)
8.00%, 10/01/30		1,197	1,238,652
11.50%, 10/01/31		4,744	5,307,497
ATI, Inc.
5.88%, 12/01/27		886	878,115
7.25%, 08/15/30		2,612	2,685,930
5.13%, 10/01/31		1,063	999,459
Carpenter Technology Corp., 7.63%, 03/15/30		1,314	1,345,699
Cleveland-Cliffs, Inc. (d)
6.88%, 11/01/29		1,114	1,102,081
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Metals & Mining (continued)
Cleveland-Cliffs, Inc. (d) (continued)
7.38%, 05/01/33	USD	952	$ 935,056
Constellium SE
5.63%, 06/15/28 (d)		4,620	4,517,953
5.38%, 08/15/32 (a)	EUR	117	123,026
6.38%, 08/15/32 (d)	USD	1,591	1,539,913
ERO Copper Corp., 6.50%, 02/15/30 (d)		1,752	1,688,490
First Quantum Minerals Ltd., 9.38%, 03/01/29 (d)		3,582	3,790,222
Kaiser Aluminum Corp. (d)
4.63%, 03/01/28		5,712	5,370,589
4.50%, 06/01/31		4,136	3,645,889
Mineral Resources Ltd., 9.25%, 10/01/28 (d)		155	162,621
Novelis Corp. (d)
4.75%, 01/30/30		7,404	6,802,425
3.88%, 08/15/31		5,237	4,509,021
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29 (a)	EUR	1,029	1,022,955
Vallourec SACA, 7.50%, 04/15/32 (d)	USD	1,599	1,657,093
			49,680,273
Mortgage Real Estate Investment Trusts (REITs) (d) — 0.3%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29		521	535,595
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		826	778,855
7.00%, 07/15/31		1,139	1,167,101
Starwood Property Trust, Inc.
7.25%, 04/01/29		879	901,682
6.00%, 04/15/30		442	433,834
6.50%, 07/01/30		872	873,094
			4,690,161
Oil, Gas & Consumable Fuels — 10.9%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29 (d)		1,926	1,969,659
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32 (d)		1,514	1,525,026
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (d)
9.00%, 11/01/27		963	1,164,156
8.25%, 12/31/28		1,341	1,368,933
5.88%, 06/30/29		1,321	1,286,483
Baytex Energy Corp., 8.50%, 04/30/30 (d)		176	179,822
Blue Racer Midstream LLC/Blue Racer Finance Corp. (d)
7.00%, 07/15/29		1,140	1,164,336
7.25%, 07/15/32		918	943,093
Borr IHC Ltd./Borr Finance LLC (d)
10.00%, 11/15/28		1,005	1,001,227
10.38%, 11/15/30		276	274,416
Buckeye Partners LP
6.88%, 07/01/29 (d)		495	500,997
5.85%, 11/15/43		816	706,781
5.60%, 10/15/44		553	453,249
CD&R Firefly Bidco PLC (a)
8.63%, 04/30/29	GBP	104	135,731
Series JAN, 04/30/29 (c)		120	156,613
CITGO Petroleum Corp., 8.38%, 01/15/29 (d)	USD	2,678	2,759,105
Civitas Resources, Inc. (d)
8.38%, 07/01/28		1,478	1,535,004
8.63%, 11/01/30		1,299	1,360,372
8.75%, 07/01/31		2,813	2,932,647
CNX Midstream Partners LP, 4.75%, 04/15/30 (d)		520	474,216
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc. (d)
6.75%, 03/01/29	USD	4,687	$ 4,567,139
5.88%, 01/15/30		2,474	2,307,301
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (d)		6,898	6,588,472
Crescent Energy Finance LLC (d)
7.63%, 04/01/32		3,235	3,218,354
7.38%, 01/15/33		3,052	2,963,915
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (d)		772	801,125
eG Global Finance PLC, 12.00%, 11/30/28 (d)		1,943	2,172,847
Enbridge, Inc. (b)
(5-year CMT + 2.97%), 7.20%, 06/27/54		810	832,626
(5-year CMT + 3.12%), 7.38%, 03/15/55		1,104	1,146,397
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (d)		1,087	1,146,782
Energy Transfer LP (b)
(5-year CMT + 2.83%), 7.13%, 10/01/54		1,564	1,584,642
(5-year CMT + 4.02%), 8.00%, 05/15/54		2,594	2,718,377
Series H, (5-year CMT + 5.69%), 6.50% (i)		2,085	2,085,859
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		559	559,668
8.25%, 01/15/29		1,716	1,732,954
8.88%, 04/15/30		550	559,625
7.88%, 05/15/32		2,724	2,667,703
8.00%, 05/15/33		1,971	1,928,883
Gulfport Energy Operating Corp., 6.75%, 09/01/29 (d)		920	926,414
Harvest Midstream I LP, 7.50%, 05/15/32 (d)		559	569,189
Hilcorp Energy I LP/Hilcorp Finance Co. (d)
6.25%, 11/01/28		514	497,760
5.75%, 02/01/29		1,299	1,239,309
6.00%, 04/15/30		130	122,174
8.38%, 11/01/33		2,396	2,445,819
6.88%, 05/15/34		1,720	1,603,192
7.25%, 02/15/35		712	669,369
Howard Midstream Energy Partners LLC (d)
8.88%, 07/15/28		1,391	1,460,906
7.38%, 07/15/32		1,269	1,289,142
ITT Holdings LLC, 6.50%, 08/01/29 (d)		2,147	1,965,446
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32 (d)		740	732,578
Matador Resources Co., 6.50%, 04/15/32 (d)		1,546	1,528,495
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31 (d)		482	471,315
Murphy Oil Corp., 5.88%, 12/01/42		141	121,677
Nabors Industries Ltd., 7.50%, 01/15/28 (d)		839	776,882
Nabors Industries, Inc. (d)
9.13%, 01/31/30		591	601,025
8.88%, 08/15/31		292	271,147
NFE Financing LLC, 12.00%, 11/15/29 (d)		2,157	2,266,077
NGL Energy Operating LLC/NGL Energy Finance Corp. (d)
8.13%, 02/15/29		2,642	2,676,730
8.38%, 02/15/32		5,575	5,617,688
Noble Finance II LLC, 8.00%, 04/15/30 (d)		2,371	2,394,630
Northern Oil & Gas, Inc. (d)
8.13%, 03/01/28		5,973	6,064,540
8.75%, 06/15/31		1,240	1,279,931
Northriver Midstream Finance LP, 6.75%, 07/15/32 (d)		873	878,178
Parkland Corp., 6.63%, 08/15/32 (d)		1,228	1,215,230

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (d)	USD	1,008	$ 989,146
Permian Resources Operating LLC, 6.25%, 02/01/33 (d)		2,436	2,404,478
Prairie Acquiror LP, 9.00%, 08/01/29 (d)		984	1,013,749
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (d)		1,774	1,823,807
SM Energy Co.
6.75%, 09/15/26		659	658,367
6.50%, 07/15/28		141	140,116
7.00%, 08/01/32 (d)		678	668,476
Summit Midstream Holdings LLC, 8.63%, 10/31/29 (d)		696	721,849
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (d)
5.50%, 01/15/28		1,616	1,554,156
7.38%, 02/15/29		2,434	2,441,705
6.00%, 12/31/30		66	62,493
6.00%, 09/01/31		686	647,470
Talos Production, Inc. (d)
9.00%, 02/01/29		348	357,035
9.38%, 02/01/31		791	806,334
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29 (d)		1,011	944,039
Transocean Aquila Ltd., 8.00%, 09/30/28 (d)		608	621,783
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (d)		355	362,234
Transocean, Inc. (d)
8.00%, 02/01/27		854	852,389
8.25%, 05/15/29		3,058	2,995,525
8.75%, 02/15/30		2,737	2,822,737
8.50%, 05/15/31		3,238	3,174,458
Valaris Ltd., 8.38%, 04/30/30 (d)		4,025	4,067,379
Vantage Drilling International Ltd., 9.50%, 02/15/28 (d)		159	158,968
Venture Global LNG, Inc. (d)
9.50%, 02/01/29		11,457	12,663,032
8.38%, 06/01/31		4,519	4,712,985
9.88%, 02/01/32		5,920	6,495,894
Vermilion Energy, Inc., 6.88%, 05/01/30 (d)		807	800,733
Vital Energy, Inc.
9.75%, 10/15/30		1,152	1,214,581
7.88%, 04/15/32 (d)		3,253	3,130,024
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (d)		999	961,262
			161,426,582
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28 (a)	EUR	109	111,221
Magnera Corp., 7.25%, 11/15/31 (d)	USD	688	671,660
			782,881
Passenger Airlines (d) — 0.6%
American Airlines, Inc., 8.50%, 05/15/29		2,271	2,384,399
OneSky Flight LLC, 8.88%, 12/15/29		1,396	1,396,977
United Airlines, Inc., 4.63%, 04/15/29		5,099	4,848,059
			8,629,435
Pharmaceuticals — 1.2%
1375209 BC Ltd., 9.00%, 01/30/28 (d)		1,132	1,131,097
Bausch Health Cos., Inc. (d)
6.13%, 02/01/27		3,699	3,356,842
5.75%, 08/15/27		430	374,100
11.00%, 09/30/28		4,603	4,372,850
Cheplapharm Arzneimittel GmbH, 7.50%, 05/15/30 (a)	EUR	237	241,814
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (d)	USD	1,579	1,673,003
Security		Par (000)	Value
Pharmaceuticals (continued)
Grifols SA (a)
2.25%, 11/15/27	EUR	1,374	$ 1,357,739
7.13%, 05/01/30		141	150,098
Gruenenthal GmbH, 4.63%, 11/15/31 (a)		136	142,427
Nidda Healthcare Holding GmbH (a)
7.00%, 02/21/30		215	234,515
(3-mo. EURIBOR + 3.75%), 6.89%, 10/23/30 (b)		100	104,491
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34 (d)	USD	800	817,888
Rossini SARL (a)
6.75%, 12/31/29	EUR	121	132,545
(3-mo. EURIBOR + 3.88%), 6.56%, 12/31/29 (b)		172	180,224
Teva Pharmaceutical Finance Netherlands II BV
3.75%, 05/09/27		100	104,140
7.38%, 09/15/29		192	228,467
7.88%, 09/15/31		100	125,597
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/28	USD	800	813,856
7.88%, 09/15/29		1,670	1,799,859
8.13%, 09/15/31		912	1,016,269
			18,357,821
Real Estate Management & Development — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co- Issuer Corp.
7.00%, 04/15/30 (d)		1,314	1,165,830
Series AI, 7.00%, 04/15/30		1,009	894,952
Aroundtown Finance SARL, (5-year UK Government Bond + 4.49%), 8.63% (b)(i)	GBP	215	260,276
Aroundtown SA, 0.38%, 04/15/27 (a)	EUR	100	96,550
Citycon Treasury BV, 2.38%, 01/15/27 (a)		100	99,560
CoreLogic, Inc., 4.50%, 05/01/28 (d)	USD	2,658	2,473,314
Cushman & Wakefield U.S. Borrower, LLC (d)
6.75%, 05/15/28		1,451	1,452,318
8.88%, 09/01/31		1,483	1,596,571
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27	EUR	100	99,038
Howard Hughes Corp., 4.38%, 02/01/31 (d)	USD	2,347	2,113,109
Vivion Investments SARL, Series DEC, (6.50% PIK), 6.50%, 08/31/28 (a)(h)	EUR	181	183,214
			10,434,732
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (d)	USD	755	715,983
Semiconductors & Semiconductor Equipment (k) — 0.2%
ams-OSRAM AG, 2.13%, 11/03/27 (a)	EUR	100	79,553
MKS Instruments, Inc., 1.25%, 06/01/30 (d)	USD	2,480	2,400,640
ON Semiconductor Corp., 0.50%, 03/01/29		998	939,617
			3,419,810
Software — 7.1%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (d)		15,638	14,861,512
Capstone Borrower, Inc., 8.00%, 06/15/30 (d)		2,592	2,683,005
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 8.52%, 05/15/28 (a)(b)	EUR	100	104,155
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (d)	USD	2,553	2,589,801
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (d)		6,114	6,041,789
Clarivate Science Holdings Corp., 4.88%, 07/01/29 (d)		4,562	4,252,748
Cloud Software Group, Inc. (d)
6.50%, 03/31/29		15,386	15,102,019
9.00%, 09/30/29		13,076	13,275,981
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Cloud Software Group, Inc. (d) (continued)
8.25%, 06/30/32	USD	9,796	$ 10,095,273
Dun & Bradstreet Corp., 5.00%, 12/15/29 (d)		4,746	4,519,564
Ellucian Holdings, Inc., 6.50%, 12/01/29 (d)		2,529	2,530,072
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28 (d)		400	367,119
7.88%, 05/01/29 (a)	EUR	237	251,941
8.75%, 05/01/29 (d)	USD	782	799,489
Nutanix, Inc., 0.50%, 12/15/29 (d)(k)		504	498,204
Playtika Holding Corp., 4.25%, 03/15/29 (d)		421	381,637
Snowflake, Inc. (d)(k)(l)
0.00%, 10/01/27		1,489	1,750,294
0.00%, 10/01/29		1,898	2,251,028
SS&C Technologies, Inc., 6.50%, 06/01/32 (d)		3,595	3,626,395
TeamSystem SpA, (3-mo. EURIBOR + 3.50%), 6.68%, 07/31/31 (a)(b)	EUR	113	117,636
UKG, Inc., 6.88%, 02/01/31 (d)	USD	15,077	15,296,106
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (d)		5,203	4,728,358
			106,124,126
Specialty Retail — 0.3%
Afflelou SAS, 6.00%, 07/25/29 (a)	EUR	152	164,131
Bubbles Bidco SpA (a)
6.50%, 09/30/31		123	128,048
(3-mo. EURIBOR + 4.25%), 6.93%, 09/30/31 (b)		120	124,054
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 7.30%, 07/15/31 (a)(b)		156	162,740
Fressnapf Holding SE, 5.25%, 10/31/31 (a)		125	133,366
Goldstory SAS, 6.75%, 02/01/30 (a)		100	108,126
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29 (d)	USD	1,873	1,810,555
Staples, Inc., 10.75%, 09/01/29 (d)		1,127	1,108,727
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (d)		537	478,720
			4,218,467
Technology Hardware, Storage & Peripherals (d) — 0.1%
Diebold Nixdorf, Inc., 7.75%, 03/31/30		836	858,198
NCR Atleos Corp., 9.50%, 04/01/29		701	759,397
			1,617,595
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc. (d)
4.25%, 03/15/29		217	200,596
4.13%, 08/15/31		282	245,345
European TopSoho SARL, 4.00%, 09/21/21 (a)(e)(f)(j)(k)	EUR	200	56,972
Hanesbrands, Inc. (d)
4.88%, 05/15/26	USD	989	973,644
9.00%, 02/15/31		80	85,270
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.93%, 07/01/29 (a)(b)	EUR	100	105,139
S&S Holdings LLC, 8.38%, 10/01/31 (d)	USD	405	407,864
			2,074,830
Trading Companies & Distributors (d) — 0.5%
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		2,045	2,037,615
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28		1,030	1,011,489
Gates Corp., 6.88%, 07/01/29		1,519	1,545,154
Security		Par (000)	Value
Trading Companies & Distributors (continued)
Resideo Funding, Inc.
4.00%, 09/01/29	USD	290	$ 262,688
6.50%, 07/15/32		2,047	2,049,552
			6,906,498
Transportation Infrastructure — 0.1%
Edge Finco PLC, 8.13%, 08/15/31 (a)	GBP	206	263,371
GN Bondco LLC, 9.50%, 10/15/31 (d)	USD	1,038	1,093,003
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25% (a)(b)(i)	GBP	154	184,145
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 7.95%, 04/22/30 (b)	EUR	100	104,388
			1,644,907
Water Utilities — 0.0%
Thames Water Utilities Finance PLC, 4.00%, 04/18/27 (a)		100	79,089
Total Corporate Bonds — 100.6% (Cost: $1,470,298,829)			1,494,443,719
Fixed Rate Loan Interests
Advertising Agencies — 0.4%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27 (f)	USD	5,471	5,375,191
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27 (f)		13	12,882
IT Services — 0.6%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 11/01/31 (f)		8,992	8,992,000
Software — 0.9%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		13,479	13,555,389
Total Fixed Rate Loan Interests — 1.9% (Cost: $27,909,478)			27,935,462
Floating Rate Loan Interests (b)
Advertising Agencies — 0.4%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.47%, 08/23/28		4,263	4,282,708
Neptune Bidco U.S., Inc., 2022 USD Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.76%, 04/11/29		1,713	1,533,693
			5,816,401
Aerospace & Defense — 0.3%
Azorra Soar TLB Finance Ltd, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 10/18/29		529	531,979
Barnes Group, Inc., 2024 Term Loan B, 12/10/31 (n)		968	969,452
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31		1,021	1,024,515

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc. (continued)
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31	USD	388	$ 389,830
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 11/21/31		1,525	1,522,151
			4,437,927
Building Materials — 0.2%
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.71%, 11/03/28		496	498,188
Cornerstone Building Brands, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.90%, 05/15/31		384	368,882
EMRLD Borrower LP, 2024 Term Loan B, 08/04/31 (n)		434	435,267
Hobbs & Associates LLC
Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 07/23/31		24	23,960
Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 07/23/31		240	240,799
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 08/05/31		1,519	1,520,909
			3,088,005
Building Products — 0.3%
Foundation Building Materials, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.92%, 01/29/31		2,183	2,146,019
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 06/17/31		269	269,437
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 10/19/29		2,583	2,585,615
			5,001,071
Capital Markets — 0.2%
CPI Holdco B LLC, 2024 Incremental Term Loan B, 05/17/31 (n)		773	772,034
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.34%, 04/07/28		1,032	981,272
Summit Acquisition, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 10/16/31 (f)		569	571,845
			2,325,151
Chemicals — 0.3%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1-mo. CME Term SOFR + 7.85%), 12.21%, 11/24/28		443	431,836
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 8.95%, 10/04/29		2,659	2,670,573
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.35%, 07/03/28		615	602,534
Security		Par (000)	Value
Chemicals (continued)
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.36%, 03/29/28 (f)	USD	778	$ 786,104
OQ Chemicals Corp., 2017 USD Term Loan B2, (3- mo. CME Term SOFR at 0.00% Floor + 3.60%), 8.19%, 12/31/26		204	173,998
			4,665,045
Commercial Services & Supplies — 1.0%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 05/12/28		2,021	2,026,037
Champions Financing, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.27%, 02/23/29		1,769	1,670,783
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.34%, 04/29/29		474	419,773
Garda World Security Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 02/01/29		807	808,180
Jupiter Buyer, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.30%, 10/10/31		351	353,126
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.44%, 11/15/31		1,729	1,730,625
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/26/31		896	902,872
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/19/31		1,369	1,370,620
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 11/30/30		665	666,852
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.69%, 12/17/28		1,077	673,849
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 01/30/31		3,660	3,671,271
			14,293,988
Construction & Engineering — 0.6%
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.07%, 08/01/30		4,719	4,578,345
Brown Group Holding LLC, 2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.00%, 07/01/31		334	335,064
Chromalloy Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.35%, 03/27/31		1,545	1,545,513
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.84%, 11/03/31		759	761,376
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering (continued)
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.13%, 10/17/31	USD	331	$ 332,655
K Hovnaian Enterprises, Third Amendment Revolver, 06/30/26 (f)(n)		1,865	1,883,650
			9,436,603
Consumer Finance — 0.1%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.36%, 05/19/31		918	915,691
Containers & Packaging — 0.1%
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.46%, 10/29/28		1,538	1,483,392
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.59%, 04/15/27		— (o)	312
			1,483,704
Diversified Consumer Services — 0.0%
Veritas U.S., Inc., 2024 Priority Term Loan, (Prime at 1.00% Floor + 11.50%), 19.25%, 12/09/29 (f)		29	28,423
Diversified Telecommunication Services — 0.9%
Delta Topco, Inc., 2024 2nd Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.95%, 11/29/30		299	302,887
Digicel International Finance Ltd., 2024 Term Loan, (3-mo. CME Term SOFR + 6.85%), 11.34%, 05/25/27		2,012	1,943,658
Frontier Communications Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.76%, 07/01/31		378	382,094
Level 3 Financing, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/29		236	239,936
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/30		237	241,637
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/29		1,676	1,571,774
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/30		1,353	1,286,127
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.36%, 06/01/28		430	430,502
Windstream Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.85%), 9.21%, 10/01/31 (f)		597	604,462
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.47%, 03/09/27		6,092	5,690,701
			12,693,778
Security		Par (000)	Value
Electric Utilities — 0.0%
Talen Energy Supply LLC, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.02%, 12/11/31	USD	262	$ 262,655
Electronic Equipment, Instruments & Components — 0.1%
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.80%, 12/02/31		1,161	1,155,926
Energy Equipment & Services — 0.1%
Star Holding LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/31/31		1,776	1,768,892
Entertainment — 0.1%
Entain PLC, 2024 USD Term Loan B3, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 10/31/29		522	522,650
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 11/12/29		452	446,778
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 06/25/31		62	62,137
UFC Holdings, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.77%, 11/21/31		681	683,942
			1,715,507
Environmental, Maintenance & Security Service — 0.0%
Tidal Waste & Recycling Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 10/24/31		707	710,980
Financial Services — 0.1%
Clue Opco LLC, Term Loan B, (3-mo. CME Term SOFR + 4.50%), 9.09%, 12/19/30		988	991,164
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/10/31		1,141	1,137,886
Health Care Equipment & Supplies — 0.4%
Bausch & Lomb Corp.
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		1,059	1,062,570
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.69%, 05/10/27		2,339	2,345,725
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.61%, 10/23/28		1,611	1,615,790
Sotera Health Holdings LLC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.84%, 05/30/31		951	951,216
			5,975,301

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services — 0.5%
LifePoint Health, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.41%, 05/17/31	USD	1,651	$ 1,655,597
2024 Incremental Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.96%, 05/17/31		760	760,792
Quorum Health Corp., 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 8.35%), 13.03%, 04/29/25		1,513	1,187,236
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/27/30		3,408	3,325,635
			6,929,260
Hotels, Restaurants & Leisure — 0.3%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 09/20/30		388	385,316
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.47%, 07/22/30		910	905,744
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.09%, 11/01/29		724	722,776
Life Time, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.03%, 11/05/31		1,273	1,276,501
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27		121	121,864
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27		69	69,144
2022 Term Loan B, 06/30/28 (n)		31	35,035
2024 Term Loan B1, (1-mo. CME Term SOFR at 1.50% Floor + 6.10%), 10.46%, 11/15/29		562	556,793
2024 Term Loan B2, (3-mo. CME Term SOFR + 6.00%), 10.46%, 11/15/29 (f)		168	158,636
			4,231,809
Household Durables — 0.3%
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.02%, 02/26/29		1,110	1,106,689
Springs Windows Fashions, LLC (f)
2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.47%, 10/06/28		1,935	1,731,768
2024 FLFO Delayed Draw Term Loan, 12/19/29 (n)		268	268,234
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, 12/19/29 (f)(n)		201	201,679
Tempur Sealy International, Inc., 2024 Term Loan B, (1-mo. SOFR + 2.50%), 6.81%, 10/24/31		877	878,368
			4,186,738
Security		Par (000)	Value
Insurance — 0.4%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 09/19/31	USD	461	$ 461,652
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 02/14/31		302	302,670
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 05/06/31		1,226	1,228,333
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 05/06/32		3,327	3,398,004
			5,390,659
Interactive Media & Services — 0.2%
MH Sub I LLC
2023 Term Loan, 05/03/28 (n)		1,196	1,184,717
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 05/03/28		1,773	1,783,734
			2,968,451
Internet Software & Services — 0.2%
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.11%, 03/15/30		3,536	3,537,419
IT Services — 0.4%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/29/31		1,183	1,177,911
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.43%, 11/01/31 (f)		1,158	1,169,580
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 06/27/31		3,205	3,210,993
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.37%, 03/01/29		1,060	1,060,039
			6,618,523
Machinery — 0.6%
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 11/11/29		468	445,778
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 02/15/29		8,241	8,303,093
			8,748,871
Media — 0.4%
CSC Holdings LLC
2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.19%, 04/15/27		1,261	1,161,548
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.90%, 01/18/28		2,607	2,552,259
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.80%, 06/04/29		108	101,833
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 09/25/26	USD	1,386	$ 1,208,157
Speedster Bidco GmbH, 2024 USD Term Loan B, 10/17/31 (n)		627	628,047
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.76%, 01/31/29		200	198,688
			5,850,532
Oil, Gas & Consumable Fuels — 0.1%
EPIC Crude Services LP, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.66%, 10/15/31		520	524,087
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 8.96%, 09/19/29		418	419,658
			943,745
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.63%, 04/20/28		558	572,218
Pharmaceuticals — 0.4%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.86%, 05/04/28		162	166,208
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 9.71%, 02/01/27		2,562	2,495,885
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.36%, 04/23/31		2,227	2,240,782
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.43%, 10/01/27		1,787	1,726,848
			6,629,723
Real Estate Management & Development — 0.2%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.97%, 06/04/29		1,107	1,074,006
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 06/02/28		2,461	2,426,220
			3,500,226
Semiconductors & Semiconductor Equipment — 0.0%
Icon Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 11/13/31		675	676,897
Software — 2.4%
Applied Systems, Inc., 2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.58%, 02/23/32		787	808,884
Ascend Learning LLC
2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.85%), 10.21%, 12/10/29		657	650,430
Security		Par (000)	Value
Software (continued)
Ascend Learning LLC (continued)
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.96%, 12/11/28	USD	558	$ 560,018
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 02/15/29		8,166	8,174,519
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 04/30/31		492	492,692
Boxer Parent Co., Inc.
2024 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.34%, 07/30/32		1,053	1,036,331
2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.34%, 07/30/31		2,959	2,981,104
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 07/06/29		1,154	1,136,654
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29		2,678	2,683,583
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 03/21/31		3,437	3,444,710
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 10/08/29		1,895	1,855,201
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 10/08/28		501	499,386
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 10/09/29		583	586,098
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.11%, 11/15/32		3,414	3,470,911
Mitchell International, Inc., 2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 06/17/31		1,396	1,395,355
Modena Buyer LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/01/31		1,742	1,682,267
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.85%, 06/02/28		1,202	1,202,923
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/30 (n)		413	415,387
Project Boost Purchaser LLC, 2024 Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.15%, 07/16/31		405	407,160
RealPage, Inc., 2024 Incremental Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 04/24/28		789	790,972
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.62%, 02/10/31		1,166	1,173,570
			35,448,155

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Specialty Retail — 0.1%
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/11/28	USD	1,191	$ 1,185,083
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28		625	417,639
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28		127	84,938
			502,577
Total Floating Rate Loan Interests — 11.8% (Cost: $174,665,521)			175,824,984

	Shares
Investment Companies
Fixed Income Funds — 3.1%
Invesco Senior Loan ETF	612,941	12,914,667
iShares Broad USD High Yield Corporate Bond ETF (p)	893,154	32,859,136
		45,773,803
Total Investment Companies — 3.1% (Cost: $45,657,451)		45,773,803

		Par (000)
Preferred Securities
Capital Trusts — 5.2% (b)
Banks (i) — 1.6%
Barclays PLC
4.38%	USD	2,490	2,239,345
8.00%		980	1,013,883
9.63%		3,745	4,120,889
BPER Banca SpA, 6.50% (a)	EUR	200	211,914
CaixaBank SA, 7.50% (a)		200	226,895
Citigroup, Inc.
Series AA, 7.63%	USD	921	959,529
Series CC, 7.13%		3,685	3,753,458
Series DD, 7.00%		860	906,935
Series EE, 6.75%		2,126	2,108,709
Cooperatieve Rabobank UA, 4.38% (a)	EUR	200	204,321
HSBC Holdings PLC, 4.75% (a)		200	204,580
ING Groep NV, 8.00% (a)	USD	200	209,750
KBC Group NV, 8.00% (a)	EUR	200	227,887
Lloyds Banking Group PLC, 4.95% (a)		200	207,170
NatWest Group PLC, 8.13%	USD	1,115	1,187,505
Nordea Bank Abp, 6.30% (d)		978	934,395
PNC Financial Services Group, Inc.
Series V, 6.20%		827	830,565
Series W, 6.25%		1,572	1,586,799
Societe Generale SA, 8.13% (d)		682	668,560
Wells Fargo & Co., 6.85%		1,680	1,734,013
			23,537,102
Broadline Retail — 0.0%
Rakuten Group, Inc., 8.13% (d)(i)		505	497,702
Security		Par (000)	Value
Capital Markets — 0.8%
Brookfield Finance, Inc., 6.30%, 01/15/55	USD	2,930	$ 2,864,983
Deutsche Bank AG, 7.38% (a)(i)	EUR	200	211,297
UBS Group AG (i)
7.00% (a)	USD	200	200,096
6.85% (d)		975	964,349
7.75% (d)		2,535	2,640,720
Series NC10, 9.25% (d)		2,519	2,886,600
Series NC5, 9.25% (d)		2,275	2,459,437
			12,227,482
Diversified Telecommunication Services (a) — 0.1%
British Telecommunications PLC, 5.13%, 10/03/54	EUR	200	214,680
Telefonica Europe BV (i)
7.13%		200	228,229
6.14%		300	335,483
5.75%		100	110,834
6.75%		100	116,145
			1,005,371
Electric Utilities — 0.4%
Duke Energy Corp., 6.45%, 09/01/54	USD	1,127	1,140,690
Edison International, Series B, 5.00% (i)		708	690,107
EDP SA, 4.75%, 05/29/54 (a)	EUR	100	105,916
Electricite de France SA (a)(i)
3.00%		200	200,110
3.38%		200	193,153
5.13%		200	211,388
6.00%	GBP	300	374,161
NRG Energy, Inc., 10.25% (d)(i)	USD	2,614	2,885,945
PG&E Corp., 7.38%, 03/15/55		297	304,791
			6,106,261
Energy Equipment & Services — 1.2%
Venture Global LNG, Inc., 9.00% (d)(i)		17,539	18,337,796
Financial Services — 0.4%
Apollo Global Management, Inc., 6.00%, 12/15/54		1,767	1,739,477
Aptiv Swiss Holdings Ltd., 6.88%, 12/15/54		2,705	2,637,317
Corebridge Financial, Inc., 6.38%, 09/15/54		1,221	1,212,650
Nationwide Building Society, 7.50% (a)(i)	GBP	235	294,969
			5,884,413
Gas Utilities — 0.1%
AltaGas Ltd., 7.20%, 10/15/54 (d)	USD	1,135	1,141,206
Naturgy Finance Iberia SA, 2.37% (a)(i)	EUR	200	201,214
			1,342,420
Health Care Providers & Services — 0.0%
Clariane SE, 13.17% (a)(i)	GBP	100	122,279
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., 7.60%, 01/15/55	USD	1,441	1,480,073
Orsted A/S, 2.50%, 12/31/99 (a)	GBP	100	92,218
Vistra Corp., 7.00% (d)(i)	USD	3,481	3,500,851
			5,073,142
Insurance — 0.0%
Poste Italiane SpA, 2.63% (a)(i)	EUR	100	97,065
Media — 0.0%
SES SA, 6.00%, 09/12/54 (a)		150	141,452
Multi-Utilities — 0.1%
CenterPoint Energy, Inc., Series B, 6.85%, 02/15/55	USD	693	707,926
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Multi-Utilities (continued)
Centrica PLC, 6.50%, 05/21/55 (a)	GBP	100	$ 126,918
Dominion Energy, Inc., 6.63%, 05/15/55	USD	335	340,582
			1,175,426
Oil, Gas & Consumable Fuels — 0.1%
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55 (d)		601	616,186
Var Energi ASA, 7.86%, 11/15/83 (a)	EUR	100	114,319
			730,505
Pharmaceuticals (a) — 0.0%
Bayer AG
4.50%, 03/25/82		200	205,156
7.00%, 09/25/83		100	109,381
Series NC5, 6.63%, 09/25/83		100	107,297
			421,834
Real Estate Management & Development — 0.0%
Heimstaden Bostad AB, 2.63% (a)(i)		375	359,747
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV, 3.25% (a)(i)		100	102,884
Wireless Telecommunication Services (a) — 0.1%
Vodafone Group PLC
2.63%, 08/27/80		400	409,054
3.00%, 08/27/80		100	97,758
6.50%, 08/30/84		100	113,840
			620,652
			77,783,533

	Shares
Preferred Stocks — 1.5%
Aerospace & Defense — 0.4%
Boeing Co., 6.00% (k)	82,250	5,008,203
Electric Utilities — 0.0%
PG&E Corp., Series A, 6.00% (k)	7,800	388,362
Insurance — 0.4%
Alliant Cali, Inc., (Acquired 09/25/24, Cost: $5,947,430), 12/31/79 (e)(f)(q)	6,038	5,971,582
Interactive Media & Services — 0.7%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $6,330,867) (e)(f)(q)	57,777	10,440,304
IT Services — 0.0%
Veritas Kapital Assurance PLC, Series G (e)(f)	257	5,140
Software — 0.0%
Veritas Kapital Assurance PLC, Series G (e)(f)	372	7,440
Wireless Telecommunication Services (e) — 0.0%
CF-B L2 (D) LLC, (Acquired 04/08/15, Cost: $681,884) (q)	696,269	5,006
Ligado Networks LLC (f)(r)	32,168	16,084
		21,090
		21,842,121
Total Preferred Securities — 6.7% (Cost: $98,352,721)		99,625,654
Security	Shares	Value
Warrants
IT Services — 0.0%
Atos SE (e)(f)(i)	2,843,567	$ 30
Total Warrants — 0.0% (Cost: $ — )		30
Total Investments — 124.7% (Cost: $1,827,112,026)		1,852,965,784
Liabilities in Excess of Other Assets — (24.7)%		(367,372,781)
Net Assets — 100.0%		$ 1,485,593,003

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Non-income producing security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rounds to less than 1,000.
(p)	Affiliate of the Trust.
(q)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $16,416,892, representing 1.1% of its net assets as of period end, and an original cost of $12,960,181.

(r)	All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares (a)	$ 34,146	$ —	$ (34,146) (b)	$ —	$ —	$ —	—	$ 118,252	$ —
iShares Broad USD High Yield Corporate Bond ETF	—	42,635,140	(9,930,407)	(29,372)	183,775	32,859,136	893,154	1,302,719	—
				$ (29,372)	$ 183,775	$ 32,859,136		$ 1,420,971	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
U.S. Long Bond	12	03/20/25	$ 1,366	$ 31,915
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	73,807	EUR	70,000	Nomura International PLC	03/19/25	$ 1,056
USD	1,813,283	EUR	1,718,780	Standard Chartered Bank	03/19/25	26,961
USD	251,620	EUR	242,000	Toronto-Dominion Bank	03/19/25	110
USD	337,663	EUR	320,000	Toronto-Dominion Bank	03/19/25	5,089
USD	12,582,195	EUR	11,926,448	Toronto-Dominion Bank	03/19/25	187,079
USD	27,221,355	EUR	25,823,772	UBS AG	03/19/25	382,797
USD	6,927,453	GBP	5,472,000	Canadian Imperial Bank of Commerce	03/19/25	80,971
USD	128,699	GBP	101,000	UBS AG	03/19/25	2,329
USD	309,224	GBP	243,000	UBS AG	03/19/25	5,186
						691,578
EUR	213,106	USD	222,322	Australia & New Zealand Bank Group	03/19/25	(842)
						$ 690,736
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	48,772	$ 3,841,444	$ 3,423,490	$ 417,954
iTraxx.XO.42.V1	5.00	Quarterly	12/20/29	B+	EUR	372	30,935	34,511	(3,576)
							$ 3,872,379	$ 3,458,001	$ 414,378

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Hovnanian Enterprises, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/29	USD	373	$ (30,458)	$ (27,906)	$ (2,552)
Hovnanian Enterprises, Inc.	5.00	Quarterly	Goldman Sachs International	06/20/29	USD	373	(30,459)	(30,125)	(334)
Matterhorn Telecom Holding S.A.	5.00	Quarterly	Goldman Sachs International	12/20/29	EUR	135	(17,429)	(17,650)	221
							$ (78,346)	$ (75,681)	$ (2,665)
OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	70	$ 2,845	$ 2,558	$ 287
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	125	12,589	16,019	(3,430)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC+	EUR	35	1,842	(4,771)	6,613
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	21	1,107	(2,774)	3,881
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC+	EUR	60	3,112	(7,796)	10,908
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC+	EUR	17	903	(2,320)	3,223
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC+	EUR	36	1,889	(4,958)	6,847
Adler Real Estate AG	5.00	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC+	EUR	26	1,370	(3,514)	4,884
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB	EUR	80	5,412	9,571	(4,159)
Faurecia SE	5.00	Quarterly	Goldman Sachs International	06/20/29	BB	EUR	59	3,991	6,224	(2,233)
Intrum AB	5.00	Quarterly	Goldman Sachs International	06/20/29	CC	EUR	22	(5,965)	(5,467)	(498)
Intrum AB	5.00	Quarterly	Goldman Sachs International	06/20/29	CC	EUR	14	(3,977)	(3,157)	(820)
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	20	1,112	665	447
Virgin Media Finance PLC	5.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	B-	EUR	30	1,727	992	735
iTraxx.XO.42 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29		EUR	109	12,592	13,126	(534)
								$ 40,549	$ 14,398	$ 26,151

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps

Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.49%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	JPMorgan Chase Bank N.A.	N/A	06/20/25	USD	1,535	$ 19,267	$ (18,997)	$ 38,264
1-day SOFR, 4.49%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	693	10,187	(7,952)	18,139
1-day SOFR, 4.49%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	693	9,849	(8,160)	18,009
1-day SOFR, 4.49%	Quarterly	Markit iBoxx $ Liquid High Yield Index	Quarterly	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	693	8,451	(8,680)	17,131
1-day SOFR, 4.49%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/25	USD	7,500	208,290	(99,551)	307,841
1-day SOFR, 4.49%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	3,272	(34,363)	(32,636)	(1,727)

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

OTC Total Return Swaps (continued)
Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.49%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	1,636	$ (18,969)	$ (16,531)	$ (2,438)
1-day SOFR, 4.49%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	1,636	(22,978)	(16,955)	(6,023)
1-day SOFR, 4.49%	Quarterly	Markit iBoxx $ Liquid High Yield Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	3,856	(44,710)	(41,953)	(2,757)
1-day SOFR, 4.49%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	09/20/25	USD	19,659	23,523	(216,442)	239,965
									$ 158,547	$ (467,857)	$ 626,404
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ 3,458,001	$ —	$ 417,954	$ (3,576)
OTC Swaps	49,155	(578,295)	677,395	(27,505)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 31,915	$ —	$ 31,915
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	691,578	—	—	691,578
Swaps — centrally cleared Unrealized appreciation on centrally cleared swaps (a)	—	417,954	—	—	—	—	417,954
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	87,201	—	—	639,349	—	726,550
	$ —	$ 505,155	$ —	$ 691,578	$ 671,264	$ —	$ 1,867,997
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 842	$ —	$ —	$ 842
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	3,576	—	—	—	—	3,576
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	124,998	—	—	480,802	—	605,800
	$ —	$ 128,574	$ —	$ 842	$ 480,802	$ —	$ 610,218

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the
Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (751,667)	$ —	$ (380,618)	$ —	$ (1,132,285)
Forward foreign currency exchange contracts	—	—	—	2,659,695	—	—	2,659,695
Options purchased (a)	—	—	(455,420)	—	(2,346)	—	(457,766)
Options written	—	—	126,822	—	872	—	127,694
Swaps	—	3,809,160	—	—	1,654,660	—	5,463,820
	$ —	$ 3,809,160	$ (1,080,265)	$ 2,659,695	$ 1,272,568	$ —	$ 6,661,158
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 125,848	$ —	$ 125,848
Forward foreign currency exchange contracts	—	—	—	1,081,521	—	—	1,081,521
Options purchased (b)	—	—	170,115	—	—	—	170,115
Options written	—	—	(51,791)	—	—	—	(51,791)
Swaps	—	(393,010)	—	—	(767,691)	—	(1,160,701)
	$ —	$ (393,010)	$ 118,324	$ 1,081,521	$ (641,843)	$ —	$ 164,992

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$ 2,599,266
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	49,520,783
Average amounts sold — in USD	55,581
Options:
Average value of option contracts purchased	281
Average value of option contracts written	31
Credit default swaps:
Average notional value — buy protection	668,173
Average notional value — sell protection	33,542,542
Total return swaps:
Average notional value	34,811,500
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 2,964	$ —
Forward foreign currency exchange contracts	691,578	842
Swaps — centrally cleared	42,675	—
Swaps — OTC (a)	726,550	605,800
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,463,767	606,642
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(45,639)	—
Total derivative assets and liabilities subject to an MNA	$ 1,418,128	$ 606,642

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Bank of America N.A.	$ 6,613	$ (4,771)	$ —	$ —	$ 1,842
Barclays Bank PLC	24,360	(24,360)	—	—	—
BNP Paribas SA	13,126	(534)	—	—	12,592
Canadian Imperial Bank of Commerce	80,971	—	—	—	80,971
Citibank N.A.	3,223	(2,320)	—	—	903
Goldman Sachs International	6,445	(6,445)	—	—	—
JPMorgan Chase Bank N.A.	50,795	(23,955)	—	—	26,840
Morgan Stanley & Co. International PLC	621,988	(468,749)	—	—	153,239
Nomura International PLC	1,056	—	—	—	1,056
Standard Chartered Bank	26,961	—	—	—	26,961
Toronto-Dominion Bank	192,278	—	—	—	192,278
UBS AG	390,312	—	—	—	390,312
	$ 1,418,128	$ (531,134)	$ —	$ —	$ 886,994

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
Australia & New Zealand Bank Group	$ 842	$ —	$ —	$ —	$ 842
Bank of America N.A.	4,771	(4,771)	—	—	—
Barclays Bank PLC	45,187	(24,360)	—	—	20,827
BNP Paribas SA	534	(534)	—	—	—
Citibank N.A.	2,320	(2,320)	—	—	—
Goldman Sachs International	60,284	(6,445)	—	—	53,839
JPMorgan Chase Bank N.A.	23,955	(23,955)	—	—	—
Morgan Stanley & Co. International PLC	468,749	(468,749)	—	—	—
	$ 606,642	$ (531,134)	$ —	$ —	$ 75,508

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 1,549,665	$ —	$ 1,549,665
Common Stocks	7,812,466	—	1	7,812,467
Corporate Bonds	—	1,494,386,747	56,972	1,494,443,719
Fixed Rate Loan Interests	—	13,555,389	14,380,073	27,935,462
Floating Rate Loan Interests	—	168,420,603	7,404,381	175,824,984
Investment Companies	45,773,803	—	—	45,773,803
Preferred Securities
Capital Trusts	—	77,783,533	—	77,783,533
Consolidated Schedule of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Preferred Securities
Preferred Stocks	$ 5,396,565	$ —	$ 16,440,550	$ 21,837,115
Warrants	—	—	30	30
Unfunded Floating Rate Loan Interests (a)	—	1,140	—	1,140
Liabilities
Unfunded Floating Rate Loan Interests (a)	—	(5,338)	—	(5,338)
	$ 58,982,834	$ 1,755,691,739	$ 38,282,007	1,852,956,580
Investments Valued at NAV (b)				5,006
				$ 1,852,961,586
Derivative Financial Instruments (c)
Assets
Credit Contracts	$ —	$ 456,000	$ —	$ 456,000
Foreign Currency Exchange Contracts	—	691,578	—	691,578
Interest Rate Contracts	31,915	639,349	—	671,264
Liabilities
Credit Contracts	—	(18,136)	—	(18,136)
Foreign Currency Exchange Contracts	—	(842)	—	(842)
Interest Rate Contracts	—	(12,945)	—	(12,945)
	$ 31,915	$ 1,755,004	$ —	$ 1,786,919

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)	Certain investments of the Trust were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $407,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Preferred Stocks	Warrants	Total
Assets
Opening balance, as of December 31, 2023	$ 22,235	$ —	$ —	$ 6,449,900	$ 12,598,203	$ —	$ 19,070,338
Transfers into Level 3	4,951	191,231	—	1,124,648	—	—	1,320,830
Transfers out of Level 3	—	—	—	(392,911)	—	—	(392,911)
Accrued discounts/premiums	—	—	11,769	33,598	—	—	45,367
Net realized gain (loss)	(24,633,758)	—	—	(251,670)	612,355	—	(24,273,073)
Net change in unrealized appreciation (depreciation) (a)(b)	24,606,573	(134,259)	(50,940)	504,803	490,781	30	25,416,988
Purchases	—	—	14,419,244	7,236,191	5,960,010	—	27,615,445
Sales	—	—	—	(7,300,178)	(3,220,799)	—	(10,520,977)
Closing balance, as of December 31, 2024	$ 1	$ 56,972	$ 14,380,073	$ 7,404,381	$ 16,440,550	$ 30	$ 38,282,007
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 (b)	$ (4,950)	$ (134,259)	$ (50,940)	$ 174,189	$ 835,646	$ 30	$ 819,716

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to
determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon

2024
BlackRock Annual Report to Shareholders

Consolidated Schedule of Investments
(continued)
December 31, 2024
BlackRock Corporate High Yield Fund, Inc. (HYT)

unadjusted third-party pricing information in the amount of $21,870,121. A significant change in third party information could result in a significantly lower or higher value of such
Level 3 financial instruments.

	Value	Valuation Approach	Valuation Technique	Range of Unobservable Inputs Utilized (a)	Weighted Average of Unobservable Inputs
Assets
Preferred Stocks (b)	$ 16,411,886	Income	Discount Rate	11%	—
		Market	Revenue Multiple	1.26x	—
	$ 16,411,886

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $10,440,304 as of December 31, 2024.

See notes to financial statements.
Consolidated Schedule of Investments

Schedule of Investments
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
522 Funding CLO Ltd., Series 2019-5A, Class AR, (3- mo. CME Term SOFR + 1.33%), 5.99%, 04/15/35 (a)(b)	USD	2,500	$ 2,504,268
720 East CLO IV Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.26%, 04/15/37 (a)(b)		2,000	2,016,395
AGL CLO Ltd., Series 2021-12A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.48%, 07/20/34 (a)(b)		890	891,782
AIMCO CLO Ltd., Series 2021-14A, Class A, (3-mo. CME Term SOFR + 1.25%), 5.87%, 04/20/34 (a)(b)		3,000	3,004,533
Allegro CLO VI Ltd. (a)(b)
Series 2017-2A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.41%, 01/17/31		360	360,102
Series 2017-2A, Class C, (3-mo. CME Term SOFR + 2.06%), 6.71%, 01/17/31		2,400	2,401,526
Apidos CLO XV, Series 2013-15A, Class DRR, (3-mo. CME Term SOFR + 2.96%), 7.58%, 04/20/31 (a)(b)		1,000	1,001,409
Apidos CLO XX, Series 2015-20A, Class BRR, (3-mo. CME Term SOFR + 2.21%), 6.86%, 07/16/31 (a)(b)		1,000	1,002,151
Apidos CLO XXXIII, Series 2020-33A, Class AR, (3-mo. CME Term SOFR + 1.41%), 6.05%, 10/24/34 (a)(b)		2,000	2,003,452
Apidos CLO XXXVII, Series 2021-37A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.02%, 10/22/34 (a)(b)		3,000	3,004,501
Ares XLVII CLO Ltd., Series 2018-47A, Class D, (3-mo. CME Term SOFR + 2.96%), 7.62%, 04/15/30 (a)(b)		1,500	1,504,498
Ares XLVIII CLO Ltd., Series 2018-48A, Class C, (3-mo. CME Term SOFR + 2.06%), 6.68%, 07/20/30 (a)(b)		500	500,134
Atlas Senior Loan Fund XII Ltd., Series 2018-12A, Class A1, (3-mo. CME Term SOFR + 1.44%), 6.08%, 10/24/31 (a)(b)		236	236,158
Ballyrock CLO Ltd. (a)(b)
Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.86%), 6.48%, 04/20/31		1,500	1,505,127
Series 2019-2A, Class BRR, (3-mo. CME Term SOFR + 2.40%), 6.92%, 02/20/36		1,000	1,001,452
Series 2022-19A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.95%, 04/20/35		2,000	2,002,834
Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class A1R2, (3-mo. CME Term SOFR + 1.32%), 5.64%, 01/17/38 (a)(b)		1,000	1,000,000
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, (3-mo. CME Term SOFR + 1.43%), 6.09%, 10/15/34 (a)(b)		1,300	1,302,445
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 7.26%, 04/15/37 (a)(b)		1,500	1,518,325
Buckhorn Park CLO Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.07%), 5.63%, 07/18/34 (a)(b)		1,000	1,005,034
Canyon CLO Ltd. (a)(b)
Series 2021-3A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.62%, 07/15/34		1,800	1,808,421
Series 2021-4, Class A, (3-mo. CME Term SOFR + 1.43%), 6.09%, 10/15/34		1,500	1,500,294
Carlyle CLO Ltd., Series C17A, Class BR, (3-mo. CME Term SOFR + 2.11%), 6.70%, 04/30/31 (a)(b)		1,000	1,000,435
CarVal CLO I Ltd., Series 2018-1A, Class D, (3-mo. CME Term SOFR + 3.15%), 7.80%, 07/16/31 (a)(b)		500	504,907
Cedar Funding XII CLO Ltd., Series 2020-12A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.02%, 10/25/34 (a)(b)		1,500	1,502,772
Security		Par (000)	Value
Asset-Backed Securities (continued)
CIFC Funding Ltd. (a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME Term SOFR + 2.21%), 6.84%, 10/18/30	USD	1,000	$ 1,001,641
Series 2015-4A, Class A1A2, (3-mo. CME Term SOFR + 1.33%), 5.95%, 04/20/34		1,000	1,001,664
Series 2019-2A, Class BR, (3-mo. CME Term SOFR + 1.76%), 6.41%, 04/17/34		900	904,132
Series 2019-5A, Class A2RS, (3-mo. CME Term SOFR + 2.01%), 6.67%, 01/15/35		1,000	1,008,238
Series 2020-2A, Class AR, (3-mo. CME Term SOFR + 1.43%), 6.05%, 10/20/34		1,200	1,202,170
Series 2020-3A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.01%, 10/20/34		1,000	1,001,735
Series 2021-1AR, Class A1R, (3-mo. CME Term SOFR + 1.42%), 6.05%, 07/25/37		1,500	1,505,057
Clover CLO LLC (a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME Term SOFR + 1.53%), 6.15%, 04/20/37		3,500	3,527,812
Series 2021-1A, Class A, (3-mo. CME Term SOFR + 1.36%), 5.99%, 04/22/34		2,000	2,004,824
Series 2021-2A, Class B, (3-mo. CME Term SOFR + 2.01%), 6.63%, 07/20/34		1,000	1,007,289
Clover CLO Ltd., Series 2019-2A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.99%, 10/25/33 (a)(b)		1,000	1,001,738
Diameter Capital CLO Ltd., Series 2021-1A, Class A1R, (3-mo. CME Term SOFR + 1.39%), 6.02%, 10/15/37 (a)(b)		2,800	2,826,592
Dryden CLO Ltd., Series 2020-77A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.90%, 05/20/34 (a)(b)		3,500	3,507,190
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, (3- mo. CME Term SOFR + 1.34%), 5.97%, 04/22/35 (a)(b)		1,200	1,202,034
Elmwood CLO 26 Ltd, Series 2026-1A, Class C, (3-mo. CME Term SOFR + 2.40%), 7.03%, 04/18/37 (a)(b)		1,000	1,015,106
Elmwood CLO 37 Ltd. (a)(b)(c)
Series 2024-13A, Class C, 01/17/38		1,000	1,000,000
Series 2024-13A, Class D1, 01/17/38		1,000	1,000,000
Elmwood CLO II Ltd., Series 2019-2A, Class A1RR, (3-mo. CME Term SOFR + 1.35%), 5.91%, 10/20/37 (a)(b)		2,000	2,009,457
Elmwood CLO VII Ltd., Series 2020-4A, Class A1RR, (3-mo. CME Term SOFR + 1.36%), 5.91%, 10/17/37 (a)(b)		2,000	2,005,119
Elmwood CLO XI Ltd., Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.48%, 10/20/34 (a)(b)		1,250	1,256,355
Elmwood CLO XII Ltd., Series 2021-5A, Class BR, (3- mo. CME Term SOFR + 1.70%), 6.27%, 10/15/37 (a)(b)		2,000	2,010,607
Galaxy XX CLO Ltd., Series 2015-20A, Class D1R, (3- mo. CME Term SOFR + 2.86%), 7.48%, 04/20/31 (a)(b)		1,000	1,004,624
Golub Capital Partners CLO Ltd. (a)(b)
Series 2019-41A, Class AR, (3-mo. CME Term SOFR + 1.58%), 6.20%, 01/20/34		1,000	1,000,591
Series 2021-53A, Class B, (3-mo. CME Term SOFR + 2.06%), 6.68%, 07/20/34		1,000	1,004,996
HalseyPoint CLO Ltd. (a)(b)
Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.48%), 6.10%, 04/20/34		2,000	2,002,203
Series 2021-5A, Class A1A, (3-mo. CME Term SOFR + 1.47%), 6.06%, 01/30/35		1,000	1,000,381

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Highbridge Loan Management Ltd., Series 4A-2014, Class A2R, (3-mo. CME Term SOFR + 1.76%), 6.38%, 01/28/30 (a)(b)	USD	650	$ 650,847
Long Point Park CLO Ltd., Series 2017-1A, Class B, (3-mo. CME Term SOFR + 1.96%), 6.61%, 01/17/30 (a)(b)		1,000	1,001,783
Madison Park Funding L Ltd., Series 2021-50A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.02%, 04/19/34 (a)(b)		2,520	2,524,293
Madison Park Funding LIX Ltd., Series 2021-59A, Class A1R, (3-mo. CME Term SOFR + 1.50%), 6.13%, 04/18/37 (a)(b)		1,000	1,008,780
Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.03%, 04/19/33 (a)(b)		964	964,956
Madison Park Funding XXVII Ltd. (a)(b)
Series 2018-27A, Class B, (3-mo. CME Term SOFR + 2.06%), 6.68%, 04/20/30		1,000	1,001,893
Series 2018-27A, Class C, (3-mo. CME Term SOFR + 2.86%), 7.48%, 04/20/30		1,000	1,000,185
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class A, (3-mo. CME Term SOFR + 1.38%), 6.03%, 07/17/34 (a)(b)		1,070	1,071,660
Marathon CLO Ltd., Series 2020-15ARRR, Class C1R3, (3-mo. CME Term SOFR + 3.20%), 7.72%, 08/15/37 (a)(b)		1,500	1,530,437
Marble Point CLO XI Ltd., Series 2017-2A, Class B, (3-mo. CME Term SOFR + 1.76%), 6.39%, 12/18/30 (a)(b)		1,000	999,854
MP CLO III Ltd., Series 2013-1A, Class CR, (3-mo. CME Term SOFR + 2.26%), 6.88%, 10/20/30 (a)(b)		1,000	1,001,153
Neuberger Berman Loan Advisers CLO Ltd. (a)(b)
Series 2021-45A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.05%, 10/14/35		3,000	3,004,882
Series 2021-46A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.53%, 01/20/36		1,450	1,458,200
Series 2022-47A, Class A, (3-mo. CME Term SOFR + 1.30%), 5.95%, 04/14/35		1,000	1,001,468
New Mountain CLO Ltd., Series 2024-5A, Class A, (3- mo. CME Term SOFR + 1.57%), 6.19%, 04/20/36 (a)(b)		2,500	2,504,970
OCP CLO Ltd., Series 2026-11R, Class CR2, (3-mo. CME Term SOFR + 2.35%), 6.97%, 04/26/36 (a)(b)		1,500	1,503,625
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.77%, 07/15/30 (a)(b)		500	502,741
Octagon Investment Partners 34 Ltd., Series 2017-1A, Class B1, (3-mo. CME Term SOFR + 1.66%), 6.28%, 01/20/30 (a)(b)		1,000	1,002,262
Octagon Investment Partners XVII Ltd. (a)(b)
Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 6.29%, 01/25/31		1,000	1,001,430
Series 2013-1A, Class CR2, (3-mo. CME Term SOFR + 1.96%), 6.59%, 01/25/31		1,000	1,000,987
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, (3-mo. CME Term SOFR + 2.16%), 6.79%, 01/22/30 (a)(b)		900	900,473
OHA Credit Funding Ltd. (a)(b)
Series 2019-3A, Class AR2, (3-mo. CME Term SOFR + 1.32%), 5.83%, 01/20/38		1,750	1,758,078
Security		Par (000)	Value
Asset-Backed Securities (continued)
OHA Credit Funding Ltd. (a)(b) (continued)
Series 2020-5AR, Class AR, (3-mo. CME Term SOFR + 1.35%), 6.13%, 10/18/37	USD	1,000	$ 1,003,900
Series 2020-7A, Class AR, (3-mo. CME Term SOFR + 1.30%), 5.92%, 02/24/37		1,250	1,252,128
Series 2021-10A, Class A, (3-mo. CME Term SOFR + 1.39%), 6.02%, 01/18/36		1,500	1,502,590
OHA Credit Partners XII Ltd., Series 2015-12AR, Class D1R2, (3-mo. CME Term SOFR + 3.50%), 8.13%, 04/23/37 (a)(b)		600	612,058
OHA Credit Partners XVI Ltd., Series 2021-16AR, Class AR, (3-mo. CME Term SOFR + 1.35%), 5.98%, 10/18/37 (a)(b)		750	752,921
Palmer Square CLO Ltd. (a)(b)
Series 2015-1A, Class A2R4, (3-mo. CME Term SOFR + 1.96%), 6.48%, 05/21/34		2,500	2,499,976
Series 2019-1A, Class CR, (3-mo. CME Term SOFR + 3.31%), 7.83%, 11/14/34		1,000	1,006,826
Series 2020-3ARR, Class A1R2, (3-mo. CME Term SOFR + 1.65%), 6.17%, 11/15/36		1,500	1,507,198
Series 2021-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.07%, 07/15/34		2,000	2,003,075
Series 2021-4A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.57%, 10/15/34		2,500	2,512,333
Post CLO Ltd., Series 2024-1, Class A1, (3-mo. CME Term SOFR + 1.60%), 6.22%, 04/20/37 (a)(b)		2,000	2,016,718
Regatta VI Funding Ltd., Series 2016-1A, Class AR2, (3-mo. CME Term SOFR + 1.42%), 6.04%, 04/20/34 (a)(b)		2,000	2,004,385
Regatta VII Funding Ltd., Series 2016-1A, Class DR2, (3-mo. CME Term SOFR + 3.31%), 7.67%, 06/20/34 (a)(b)		500	502,998
Regatta XII Funding Ltd., Series 2019-1A, Class ARR, (3-mo. CME Term SOFR + 1.39%), 6.05%, 10/15/37 (a)(b)		1,500	1,504,020
Regatta XVIII Funding Ltd., Series 2021-1A, Class B, (3-mo. CME Term SOFR + 1.71%), 6.37%, 01/15/34 (a)(b)		1,000	1,005,103
Regatta XXVII Funding Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.53%), 6.15%, 04/26/37 (a)(b)		2,000	2,009,373
Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.55%), 6.18%, 04/25/37 (a)(b)		1,500	1,507,988
Rockford Tower CLO Ltd. (a)(b)
Series 2017-3A, Class A, (3-mo. CME Term SOFR + 1.45%), 6.07%, 10/20/30		848	849,431
Series 2017-3A, Class D, (3-mo. CME Term SOFR + 2.91%), 7.53%, 10/20/30		1,000	1,000,114
RR Ltd. (a)(b)
Series 2018-5A, Class CR, (3-mo. CME Term SOFR + 3.60%), 8.26%, 07/15/39		650	663,090
Series 2024-29RA, Class A2R, (3-mo. CME Term SOFR + 1.70%), 6.36%, 07/15/39		2,000	2,012,635
Signal Peak CLO Ltd., Series 2020-8A, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.94%, 10/20/37 (a)(b)		6,000	6,032,923
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1, (3-mo. CME Term SOFR + 1.42%), 6.04%, 10/20/34 (a)(b)		1,325	1,325,256
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Stewart Park CLO Ltd., Series 2015-1A, Class DR, (3- mo. CME Term SOFR + 2.86%), 7.52%, 01/15/30 (a)(b)	USD	1,500	$ 1,500,193
Symphony CLO XXIV Ltd., Series 2020-24AR, Class AR, (3-mo. CME Term SOFR + 1.20%), 5.83%, 01/23/32 (a)(b)		871	872,975
Symphony CLO XXVIII Ltd., Series 2021-28A, Class A, (3-mo. CME Term SOFR + 1.40%), 6.03%, 10/23/34 (a)(b)		1,900	1,903,335
TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, (3- mo. CME Term SOFR + 1.10%), 5.75%, 01/17/32 (a)(b)		293	293,213
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 6.06%, 01/16/31 (a)(b)		930	931,393
TICP CLO VI Ltd., Series 2016-6A, Class AR2, (3-mo. CME Term SOFR + 1.38%), 6.04%, 01/15/34 (a)(b)		2,000	2,003,274
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.57%, 07/15/34 (a)(b)		1,000	1,004,685
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, (3- mo. CME Term SOFR + 1.91%), 6.53%, 10/20/32 (a)(b)		1,750	1,755,442
Trestles CLO IV Ltd., Series 2021-4A, Class A, (3-mo. CME Term SOFR + 1.43%), 6.05%, 07/21/34 (a)(b)		2,000	2,000,645
Trimaran CAVU Ltd. (a)(b)
Series 2021-2A, Class B1, (3-mo. CME Term SOFR + 2.01%), 6.64%, 10/25/34		1,500	1,501,897
Series 2022-2A, Class A, (3-mo. CME Term SOFR + 2.50%), 7.12%, 01/20/36		2,500	2,502,052
Series 2022-2A, Class B1, (3-mo. CME Term SOFR + 3.40%), 8.02%, 01/20/36		1,500	1,506,893
Whitebox CLO I Ltd., Series 2019-1AR, Class A1RR, (3-mo. CME Term SOFR + 1.32%), 5.95%, 07/24/36 (a)(b)		1,000	1,001,971
Whitebox CLO IV Ltd. (a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term SOFR + 2.15%), 6.77%, 04/20/36		2,000	2,011,767
Series 2023-4A, Class B1, (3-mo. CME Term SOFR + 2.60%), 7.22%, 04/20/36		1,000	1,008,124
Total Asset-Backed Securities — 15.5% (Cost: $160,273,089)			162,374,365

	Shares
Common Stocks
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $8,979) (d)(e)(f)	715	52,910
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc. (e)	99	247
Health Care Providers & Services — 0.0%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $99,506) (e)(f)	3,236	36,136
IT Services — 0.0%
Travelport Finance Luxembourg SARL (d)(e)	25	83,745
Security	Shares	Value
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp. (d)(e)	934	$ 8,411
Total Common Stocks — 0.0% (Cost: $221,983)		181,449

		Par (000)
Corporate Bonds
Advertising Agencies — 1.2%
Clear Channel Outdoor Holdings, Inc. (b)
5.13%, 08/15/27	USD	2,099	2,020,431
7.75%, 04/15/28 (g)		1,309	1,181,122
9.00%, 09/15/28 (g)		3,573	3,741,738
7.50%, 06/01/29		608	531,969
7.88%, 04/01/30 (g)		954	981,850
Interpublic Group of Cos., Inc., 5.40%, 10/01/48 (g)		2,215	2,088,751
Neptune Bidco U.S., Inc., 9.29%, 04/15/29 (b)		664	617,602
Outfront Media Capital LLC/Outfront Media Capital Corp. (b)
4.25%, 01/15/29 (g)		373	346,847
4.63%, 03/15/30		176	162,634
7.38%, 02/15/31		412	430,639
Stagwell Global LLC, 5.63%, 08/15/29 (b)		209	198,988
			12,302,571
Aerospace & Defense — 4.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29 (b)		385	390,431
Boeing Co.
5.15%, 05/01/30 (g)		6,775	6,680,032
6.86%, 05/01/54 (g)		5,320	5,654,344
7.01%, 05/01/64		2,285	2,424,674
Bombardier, Inc. (b)
7.88%, 04/15/27		226	226,342
7.50%, 02/01/29 (g)		138	143,579
8.75%, 11/15/30		647	695,483
7.25%, 07/01/31		189	194,911
7.00%, 06/01/32 (g)		362	368,249
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26 (b)(g)		1,000	1,000,185
General Dynamics Corp., 4.25%, 04/01/50 (g)		1,260	1,040,132
Goat Holdco LLC, 6.75%, 02/01/32 (b)		452	447,584
Moog, Inc., 4.25%, 12/15/27 (b)		320	305,427
Northrop Grumman Corp. (g)
4.03%, 10/15/47		2,400	1,884,082
5.25%, 05/01/50		3,050	2,856,093
RTX Corp.
4.63%, 11/16/48		2,805	2,383,111
3.13%, 07/01/50 (g)		3,545	2,320,268
6.40%, 03/15/54 (g)		1,100	1,196,324
Spirit AeroSystems, Inc. (b)
9.38%, 11/30/29		712	762,190
9.75%, 11/15/30		717	793,438
TransDigm, Inc. (b)
6.75%, 08/15/28		1,812	1,827,808
6.38%, 03/01/29 (g)		3,229	3,236,174
7.13%, 12/01/31		1,390	1,423,309
6.63%, 03/01/32 (g)		3,084	3,111,835
6.00%, 01/15/33		1,612	1,579,850
Triumph Group, Inc., 9.00%, 03/15/28 (b)		1,185	1,233,860
			44,179,715

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30 (b)	USD	238	$ 239,305
Automobile Components — 0.9%
Clarios Global LP/Clarios U.S. Finance Co.
4.38%, 05/15/26 (h)	EUR	246	254,666
8.50%, 05/15/27 (b)(g)	USD	7,045	7,055,716
6.75%, 05/15/28 (b)		1,071	1,090,588
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32 (b)		109	110,584
Goodyear Tire & Rubber Co.
5.00%, 07/15/29 (g)		207	190,082
5.63%, 04/30/33		53	46,538
SK On Co. Ltd., 5.38%, 05/11/26 (h)		200	200,920
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29 (h)		275	274,821
Tenneco, Inc., 8.00%, 11/17/28 (b)		427	397,968
			9,621,883
Automobiles — 1.7%
Asbury Automotive Group, Inc.
4.50%, 03/01/28		221	211,828
5.00%, 02/15/32 (b)		100	91,222
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29 (b)		218	212,813
Carvana Co. (b)(i)
(13.00% PIK), 13.00%, 06/01/30		1,067	1,170,894
(14.00% PIK), 14.00%, 06/01/31		1,525	1,828,679
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 (b)		264	273,938
Ford Motor Co.
3.25%, 02/12/32		171	142,221
6.10%, 08/19/32 (g)		3,129	3,113,856
General Motors Co. (g)
6.25%, 10/02/43		940	928,333
5.95%, 04/01/49		3,455	3,263,769
Global Auto Holdings Ltd/AAG FH UK Ltd., 11.50%, 08/15/29 (b)		200	203,533
Group 1 Automotive, Inc., 6.38%, 01/15/30 (b)		90	90,180
Hyundai Capital America (h)
5.50%, 03/30/26		200	201,246
2.38%, 10/15/27		200	186,467
(1-day SOFR + 1.32%), 5.86%, 11/03/25 (a)		200	201,195
Hyundai Capital Services, Inc., 5.13%, 02/05/29 (h)		225	223,497
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27		500	484,476
LCM Investments Holdings II LLC (b)(g)
4.88%, 05/01/29		535	499,558
8.25%, 08/01/31		453	469,926
Nissan Motor Acceptance Co. LLC
6.95%, 09/15/26 (b)(g)		3,265	3,338,540
6.95%, 09/15/26 (h)		75	76,689
7.05%, 09/15/28		150	155,474
Nissan Motor Co. Ltd., 4.81%, 09/17/30		200	187,966
TML Holdings Pte. Ltd., 4.35%, 06/09/26 (h)		200	196,236
			17,752,536
Banks — 10.2%
Abu Dhabi Commercial Bank PJSC, 3.50%, 03/31/27 (h)		212	204,548
Agricultural Bank of China Ltd./New York, 1.25%, 01/19/26 (h)		200	192,856
Australia & New Zealand Banking Group Ltd. (a)
(1-day SOFR + 0.68%), 5.33%, 07/16/27 (h)		200	200,600
(5-year CMT + 1.70%), 2.57%, 11/25/35 (b)(g)		5,445	4,616,122
Bangkok Bank PCL/Hong Kong
4.45%, 09/19/28 (h)		200	195,434
(5-year CMT + 1.70%), 3.34%, 10/02/31 (a)(h)		468	447,810
(5-year CMT + 1.90%), 3.73%, 09/25/34 (a)(h)		200	181,314
Security		Par (000)	Value
Banks (continued)
Bangkok Bank PCL/Hong Kong (continued)
(5-year CMT + 4.73%), 5.00% (j)	USD	922	$ 910,936
Bank Mandiri Persero Tbk PT, 5.50%, 04/04/26 (h)		200	200,500
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/26 (h)		200	194,500
Bank of America Corp. (a)(g)
(1-day SOFR + 1.83%), 4.57%, 04/27/33		9,380	8,913,971
(1-day SOFR + 1.99%), 6.20%, 11/10/28		3,090	3,199,116
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26 (h)		200	191,632
Bank of East Asia Ltd. (a)(h)
(1-year CMT + 2.30%), 6.63%, 03/13/27		250	252,330
(5-year CMT + 2.30%), 4.88%, 04/22/32		750	725,858
China CITIC Bank International Ltd., (5-year CMT + 1.65%), 6.00%, 12/05/33 (a)(h)		250	256,225
China Construction Bank Corp., (5-year CMT + 2.15%), 2.45%, 06/24/30 (a)(h)		200	197,584
Citigroup, Inc. (g)
6.68%, 09/13/43		4,125	4,526,945
(1-day SOFR + 2.66%), 6.17%, 05/25/34 (a)		2,740	2,791,332
Deutsche Bank AG/New York (a)(g)
(1-day SOFR + 1.87%), 2.13%, 11/24/26		3,260	3,176,553
(1-day SOFR + 2.51%), 6.82%, 11/20/29		3,975	4,159,542
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29 (h)		200	199,660
Freedom Mortgage Corp., 12.25%, 10/01/30 (b)		147	162,571
Goldman Sachs Group, Inc., (1-day SOFR + 1.85%), 3.62%, 03/15/28 (a)(g)		1,830	1,779,552
Industrial & Commercial Bank of China Ltd./Hong Kong, 2.95%, 06/01/25 (h)		200	198,416
Intesa Sanpaolo SpA, 5.71%, 01/15/26 (b)		9,840	9,841,388
JPMorgan Chase & Co., (1-day SOFR + 2.58%), 5.72%, 09/14/33 (a)(g)		11,000	11,235,266
KeyCorp., (1-day SOFR Index + 2.42%), 6.40%, 03/06/35 (a)		1,995	2,076,416
KODIT Global Co. Ltd., Series 2023-1, 4.95%, 05/25/26 (h)		200	199,612
Kookmin Bank, 5.25%, 05/08/29 (h)		200	201,602
Macquarie Bank Ltd., 6.80%, 01/18/33 (b)(g)		5,110	5,423,338
Metropolitan Bank & Trust Co. (h)
5.38%, 03/06/29		320	322,160
5.50%, 03/06/34		275	273,001
Nanyang Commercial Bank Ltd., (5-year CMT + 2.10%), 6.00%, 08/06/34 (a)(h)		250	249,120
NongHyup Bank, 4.00%, 01/06/26 (h)		200	197,962
Philippine National Bank, 4.85%, 10/23/29 (h)		200	195,294
QNB Finance Ltd., 2.63%, 05/12/25 (h)		200	197,924
Shinhan Financial Group Co. Ltd., 1.35%, 01/10/26 (h)		200	192,436
Standard Chartered PLC, (1-year CMT + 2.10%), 6.10%, 01/11/35 (a)(h)		200	204,054
State Street Corp., (1-day SOFR + 1.72%), 5.82%, 11/04/28 (a)(g)		2,925	3,008,695
Toronto-Dominion Bank, (5-year CMT + 2.98%), 7.25%, 07/31/84 (a)(g)		8,570	8,719,332
Truist Financial Corp., (1-day SOFR + 2.05%), 6.05%, 06/08/27 (a)(g)		9,310	9,463,169
UBS Group AG, (1-year CMT + 1.55%), 4.49%, 05/12/26 (a)(b)		2,585	2,579,010
UniCredit SpA, (5-year CMT + 4.75%), 5.46%, 06/30/35 (a)(b)		6,135	5,923,953
United Overseas Bank Ltd., 1.25%, 04/14/26 (h)		200	191,508
Wells Fargo & Co. (g)
5.61%, 01/15/44		4,119	3,941,296
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Banks (continued)
Wells Fargo & Co. (g) (continued)
(1-day SOFR + 1.51%), 3.53%, 03/24/28 (a)	USD	4,075	$ 3,952,459
Westpac Banking Corp., (1-day SOFR + 0.81%), 5.46%, 04/16/29 (a)		200	200,978
			106,865,880
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46		5,712	5,194,303
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 01/23/49 (g)		5,000	4,918,202
			10,112,505
Biotechnology — 0.5%
Baxalta, Inc., 5.25%, 06/23/45 (g)		6,000	5,522,946
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 2.70%, 02/09/41		200	135,826
Rakuten Group, Inc.
9.75%, 04/15/29 (b)		522	565,000
9.75%, 04/15/29 (h)		200	216,475
			917,301
Building Materials — 1.2%
Builders FirstSource, Inc., 6.38%, 03/01/34 (b)		274	270,420
Camelot Return Merger Sub, Inc., 8.75%, 08/01/28 (b)(g)		336	321,973
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (b)
6.38%, 12/15/30	EUR	240	262,687
6.63%, 12/15/30	USD	4,324	4,329,766
6.75%, 07/15/31		321	323,192
JELD-WEN, Inc., 7.00%, 09/01/32 (b)		645	598,612
New Enterprise Stone & Lime Co., Inc. (b)
5.25%, 07/15/28 (g)		163	157,463
9.75%, 07/15/28		93	95,105
Smyrna Ready Mix Concrete LLC (b)
6.00%, 11/01/28		1,055	1,029,011
8.88%, 11/15/31		1,013	1,062,085
Standard Building Solutions, Inc., 6.50%, 08/15/32 (b)		861	862,379
Standard Industries, Inc.
2.25%, 11/21/26 (h)	EUR	156	157,892
5.00%, 02/15/27 (b)	USD	412	403,197
4.38%, 07/15/30 (b)		1,443	1,322,091
3.38%, 01/15/31 (b)		393	336,962
Summit Materials LLC/Summit Materials Finance Corp. (b)
5.25%, 01/15/29		90	90,631
7.25%, 01/15/31 (g)		659	699,256
Wilsonart LLC, 11.00%, 08/15/32 (b)		426	417,555
			12,740,277
Building Products (b) — 0.3%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30		265	268,855
GYP Holdings III Corp., 4.63%, 05/01/29		350	330,105
White Cap Buyer LLC, 6.88%, 10/15/28		2,474	2,446,609
			3,045,569
Capital Markets — 0.9%
Apollo Debt Solutions BDC, 6.90%, 04/13/29 (b)		4,525	4,681,053
CFAMC II Co. Ltd., 4.63%, 06/03/26 (h)		200	197,000
China Ping An Insurance Overseas Holdings Ltd., 6.13%, 05/16/34 (h)		200	204,024
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29 (b)(g)		447	429,052
Focus Financial Partners LLC, 6.75%, 09/15/31 (b)		336	334,665
Security		Par (000)	Value
Capital Markets (continued)
Gaci First Investment Co., 5.25%, 10/13/32 (h)	USD	200	$ 197,470
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27 (b)		292	304,241
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27		2,783	2,634,876
9.75%, 01/15/29		340	340,875
4.38%, 02/01/29 (g)		280	233,879
10.00%, 11/15/29 (b)		318	318,751
			9,875,886
Chemicals — 2.7%
Avient Corp., 6.25%, 11/01/31 (b)		204	201,223
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31 (b)		534	552,602
Axalta Coating Systems LLC, 3.38%, 02/15/29 (b)		940	853,314
Chemours Co.
5.38%, 05/15/27		328	315,704
5.75%, 11/15/28 (b)		355	329,772
4.63%, 11/15/29 (b)(g)		270	234,583
8.00%, 01/15/33 (b)		403	393,754
CNAC HK Finbridge Co. Ltd., 2.00%, 09/22/25 (h)		300	293,250
DuPont de Nemours, Inc., 5.42%, 11/15/48 (g)		7,500	7,459,787
Element Solutions, Inc., 3.88%, 09/01/28 (b)		3,039	2,882,573
GC Treasury Center Co. Ltd., 2.98%, 03/18/31 (h)		200	168,782
Herens Holdco SARL, 4.75%, 05/15/28 (b)		200	184,540
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28 (b)(g)		243	246,047
Ingevity Corp., 3.88%, 11/01/28 (b)		100	91,425
Kraton Corp., 5.00%, 07/15/27		200	201,008
LG Chem Ltd., 2.38%, 07/07/31 (h)		200	165,572
LYB Finance Co. BV, 8.10%, 03/15/27 (b)		6,000	6,328,992
Mativ Holdings, Inc., 8.00%, 10/01/29 (b)		126	121,363
Methanex U.S. Operations, Inc., 6.25%, 03/15/32 (b)		287	283,944
Olympus Water U.S. Holding Corp. (b)
9.75%, 11/15/28		1,466	1,555,450
6.25%, 10/01/29		204	193,788
7.25%, 06/15/31		853	866,426
SK Invictus Intermediate II SARL, 5.00%, 10/30/29 (b)		1,061	988,482
WR Grace Holdings LLC (b)
4.88%, 06/15/27		224	217,069
5.63%, 08/15/29 (g)		2,729	2,509,815
7.38%, 03/01/31		373	380,914
			28,020,179
Commercial Services & Supplies — 3.2%
ADT Security Corp. (b)
4.13%, 08/01/29		91	83,668
4.88%, 07/15/32		518	475,414
AerCap Global Aviation Trust, (3-mo. CME Term SOFR + 4.56%), 6.50%, 06/15/45 (a)(b)		5,000	4,989,067
Allied Universal Holdco LLC, 7.88%, 02/15/31 (b)		2,703	2,762,697
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (b)(g)		1,000	911,157
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL (b)
4.63%, 06/01/28		1,460	1,374,976
4.63%, 06/01/28 (g)		1,128	1,066,517
Belron UK Finance PLC, 5.75%, 10/15/29 (b)		1,030	1,019,400
Boost Newco Borrower LLC, 7.50%, 01/15/31 (b)		1,170	1,226,581
Brink ’ s Co. (b)
6.50%, 06/15/29		225	228,018
6.75%, 06/15/32		340	342,497

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Cimpress PLC, 7.38%, 09/15/32 (b)	USD	369	$ 366,583
CMHI Finance BVI Co. Ltd., (5-year CMT + 6.62%), 3.88% (a)(h)(j)		200	197,798
Deluxe Corp., 8.13%, 09/15/29 (b)		164	166,299
EquipmentShare.com, Inc., 8.00%, 03/15/33 (b)		180	182,282
Fortress Transportation and Infrastructure Investors LLC (b)
5.50%, 05/01/28		1,350	1,320,360
7.88%, 12/01/30		909	956,738
7.00%, 05/01/31		1,515	1,545,517
7.00%, 06/15/32 (g)		799	814,748
5.88%, 04/15/33		537	518,217
Garda World Security Corp. (b)
4.63%, 02/15/27		194	188,417
7.75%, 02/15/28		860	887,440
6.00%, 06/01/29		148	140,302
8.25%, 08/01/32		579	588,394
8.38%, 11/15/32		1,145	1,165,433
Herc Holdings, Inc., 6.63%, 06/15/29 (b)(g)		291	294,687
Hertz Corp., 12.63%, 07/15/29 (b)		191	203,495
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29 (b)		310	295,762
Prime Security Services Borrower LLC/Prime Finance, Inc. (b)
5.75%, 04/15/26		19	18,989
6.25%, 01/15/28 (g)		879	874,169
Raven Acquisition Holdings LLC, 6.88%, 11/15/31 (b)		535	529,633
RR Donnelley & Sons Co., 9.50%, 08/01/29 (b)		788	800,195
Service Corp. International
5.13%, 06/01/29		468	452,783
3.38%, 08/15/30		1,331	1,164,627
4.00%, 05/15/31		364	324,362
5.75%, 10/15/32		1,280	1,241,578
Shanghai Port Group BVI Development 2 Co. Ltd., 1.50%, 07/13/25 (h)		200	196,250
Sotheby ’ s/Bidfair Holdings, Inc., 5.88%, 06/01/29 (b)		882	782,149
United Rentals North America, Inc., 6.13%, 03/15/34 (b)		255	253,006
Veritiv Operating Co., 10.50%, 11/30/30 (b)		216	232,628
Wand NewCo 3, Inc., 7.63%, 01/30/32 (b)		889	913,113
Williams Scotsman, Inc. (b)
6.13%, 06/15/25		823	819,914
4.63%, 08/15/28		269	256,849
6.63%, 06/15/29		35	35,417
7.38%, 10/01/31		485	499,048
			33,707,174
Construction & Engineering — 0.3%
Arcosa, Inc., 6.88%, 08/15/32 (b)		76	77,223
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)		2,209	2,248,325
Dycom Industries, Inc., 4.50%, 04/15/29 (b)		26	24,262
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32 (h)		200	201,750
Signature Aviation U.S. Holdings, Inc., 4.00%, 03/01/28 (b)		541	482,843
Summit Digitel Infrastructure Ltd., 2.88%, 08/12/31 (h)		200	168,844
			3,203,247
Consumer Finance — 1.4%
Block, Inc.
2.75%, 06/01/26		800	770,879
3.50%, 06/01/31		189	166,411
6.50%, 05/15/32 (b)(g)		2,991	3,019,873
Bread Financial Holdings, Inc., 9.75%, 03/15/29 (b)		96	103,175
Security		Par (000)	Value
Consumer Finance (continued)
Global Payments, Inc., 5.95%, 08/15/52 (g)	USD	4,547	$ 4,407,786
Hyundai Card Co. Ltd., 5.75%, 04/24/29 (h)		345	348,402
KB Kookmin Card Co. Ltd., 4.00%, 06/09/25 (h)		200	198,928
Muthoot Finance Ltd., 7.13%, 02/14/28 (h)		475	484,500
Navient Corp.
5.50%, 03/15/29 (g)		480	452,793
9.38%, 07/25/30		414	442,314
OneMain Finance Corp.
6.63%, 01/15/28		170	172,105
6.63%, 05/15/29		429	434,341
5.38%, 11/15/29		1,027	987,395
7.88%, 03/15/30		436	454,817
4.00%, 09/15/30		109	96,875
7.50%, 05/15/31		154	158,055
7.13%, 11/15/31		262	266,931
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/32 (b)		1,100	1,118,763
Shinhan Card Co. Ltd., 1.38%, 10/19/25 (h)		200	194,190
SLM Corp., 3.13%, 11/02/26		347	331,012
			14,609,545
Consumer Staples Distribution & Retail — 0.6%
CK Hutchison International 21 Ltd., 2.50%, 04/15/31 (h)		200	170,758
CK Hutchison International 23 Ltd. (h)
4.75%, 04/21/28		400	397,192
4.88%, 04/21/33		400	387,596
CK Hutchison International 24 Ltd., 5.50%, 04/26/34 (h)		200	201,682
Walmart, Inc., 5.25%, 09/01/35 (g)		5,150	5,304,370
			6,461,598
Containers & Packaging — 1.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (b)
6.00%, 06/15/27		509	505,020
3.25%, 09/01/28		200	178,935
4.00%, 09/01/29 (g)		2,600	2,233,382
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26 (h)	EUR	304	281,847
4.13%, 08/15/26 (b)	USD	700	630,000
Ball Corp., 3.13%, 09/15/31 (g)		234	198,607
Clydesdale Acquisition Holdings, Inc. (b)
6.63%, 04/15/29		287	288,902
6.88%, 01/15/30		666	670,507
8.75%, 04/15/30 (g)		620	626,739
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		224	218,484
LABL, Inc. (b)
5.88%, 11/01/28		320	285,088
9.50%, 11/01/28		710	710,952
8.63%, 10/01/31		512	473,641
Mauser Packaging Solutions Holding Co. (b)
7.88%, 04/15/27 (g)		5,124	5,227,556
9.25%, 04/15/27		102	103,194
OI European Group BV, 6.25%, 05/15/28 (b)	EUR	175	188,143
Owens-Brockway Glass Container, Inc. (b)
6.63%, 05/13/27	USD	59	58,747
7.25%, 05/15/31 (g)		157	152,796
Sealed Air Corp. (b)
4.00%, 12/01/27		109	104,021
5.00%, 04/15/29		86	82,765
6.50%, 07/15/32		268	268,411
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28 (b)	USD	121	$ 121,403
Trivium Packaging Finance BV, 5.50%, 08/15/26 (b)		1,000	985,680
			14,594,820
Diversified REITs — 2.4%
American Tower Corp., 3.60%, 01/15/28 (g)		4,000	3,845,696
Crown Castle, Inc. (g)
3.65%, 09/01/27		8,000	7,757,975
4.15%, 07/01/50		820	627,336
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (b)		197	179,788
GLP Capital LP/GLP Financing II, Inc., 3.25%, 01/15/32		725	620,965
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32 (b)		534	491,478
Iron Mountain, Inc. (b)
4.88%, 09/15/27 (g)		606	590,867
7.00%, 02/15/29		798	815,370
5.25%, 07/15/30		32	30,546
5.63%, 07/15/32		493	470,945
6.25%, 01/15/33		633	630,472
SBA Communications Corp., 3.13%, 02/01/29 (g)		3,003	2,710,614
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28 (b)		3,371	3,594,431
VICI Properties LP, 5.13%, 05/15/32		3,155	3,071,953
			25,438,436
Diversified Telecommunication Services — 8.9%
Altice Financing SA (b)
5.00%, 01/15/28		200	156,546
5.75%, 08/15/29		1,080	790,606
Altice France SA (b)
5.13%, 01/15/29		1,546	1,163,924
5.13%, 07/15/29		600	449,318
AT&T, Inc.
4.65%, 06/01/44		28	23,771
4.35%, 06/15/45		95	77,861
3.50%, 09/15/53 (g)		15,960	10,746,515
CommScope LLC, 4.75%, 09/01/29 (b)		598	532,622
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29 (b)		517	470,886
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd/Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27 (i)		670	658,293
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30 (i)		1,886	1,710,615
10.75%, 11/30/29		1,827	1,964,893
Frontier Communications Holdings LLC
5.88%, 10/15/27 (b)		68	67,784
5.00%, 05/01/28 (b)		640	625,673
5.88%, 11/01/29		67	67,125
6.00%, 01/15/30 (b)		270	269,397
8.75%, 05/15/30 (b)		3,395	3,588,140
8.63%, 03/15/31 (b)		395	420,103
Globe Telecom, Inc., (5-year CMT + 5.53%), 4.20% (a)(h)(j)		700	680,505
HKT Capital No. 4 Ltd., 3.00%, 07/14/26 (h)		200	194,156
Iliad Holding SASU (b)
7.00%, 10/15/28 (g)		735	744,827
8.50%, 04/15/31		1,185	1,259,850
7.00%, 04/15/32		764	767,865
Level 3 Financing, Inc. (b)
10.50%, 04/15/29 (g)		1,358	1,512,947
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc. (b) (continued)
4.88%, 06/15/29 (g)	USD	1,154	$ 1,004,415
11.00%, 11/15/29		2,795	3,144,101
4.50%, 04/01/30		434	360,021
10.50%, 05/15/30 (g)		1,783	1,941,687
10.75%, 12/15/30		973	1,085,719
Lumen Technologies, Inc. (b)
4.13%, 04/15/29		369	332,534
4.13%, 04/15/30		369	328,377
10.00%, 10/15/32		283	280,942
Network i2i Ltd., (5-year CMT + 4.27%), 5.65% (a)(h)(j)		695	693,914
Optics Bidco SpA, 6.00%, 09/30/34 (b)		840	806,433
Sable International Finance Ltd., 7.13%, 10/15/32 (b)		639	623,498
Sprint Capital Corp. (g)
6.88%, 11/15/28		3,063	3,251,322
8.75%, 03/15/32		2,041	2,436,757
Sprint LLC, 7.63%, 03/01/26		1,096	1,120,254
Telefonica Emisiones SA, 5.21%, 03/08/47 (g)		5,000	4,429,264
T-Mobile U.S., Inc.
4.75%, 02/01/28 (g)		1,013	1,006,681
2.63%, 02/15/29		438	398,143
3.38%, 04/15/29		676	630,951
2.88%, 02/15/31		235	206,523
3.50%, 04/15/31 (g)		990	897,505
5.05%, 07/15/33 (g)		2,000	1,958,372
Verizon Communications, Inc. (g)
6.40%, 09/15/33		9,475	10,200,422
6.55%, 09/15/43		13,225	14,537,675
5.01%, 04/15/49		6,998	6,472,125
Viavi Solutions, Inc., 3.75%, 10/01/29 (b)		227	204,695
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31 (b)		200	171,936
Windstream Escrow LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31 (b)		1,496	1,545,103
Zayo Group Holdings, Inc. (b)
4.00%, 03/01/27 (g)		4,106	3,786,795
6.13%, 03/01/28		519	441,146
			93,241,532
Electric Utilities — 4.9%
Abu Dhabi National Energy Co. PJSC, 4.38%, 04/23/25 (h)		200	198,812
Alexander Funding Trust II, 7.47%, 07/31/28 (b)		520	548,964
Alpha Generation LLC, 6.75%, 10/15/32 (b)		438	433,346
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32 (b)		286	285,241
Calpine Corp. (b)
5.25%, 06/01/26		126	125,847
5.13%, 03/15/28 (g)		2,807	2,722,218
5.00%, 02/01/31		100	94,039
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 1.60%, 01/20/26 (h)		200	193,250
Clearway Energy Operating LLC (b)
4.75%, 03/15/28		592	566,149
3.75%, 01/15/32		307	262,053
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27 (h)		200	209,376
Edison International, Series A, (5-year CMT + 4.70%), 5.38% (a)(j)		217	213,979
Emera, Inc., Series 16-A, 6.75%, 06/15/76		7,500	7,538,917
FirstEnergy Corp.
4.00%, 05/01/26		821	823,873
2.65%, 03/01/30		73	64,710
JERA Co., Inc., 3.67%, 04/14/27 (h)		200	194,180
Korea Western Power Co. Ltd., 4.13%, 06/28/25 (h)		200	199,072

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Lightning Power LLC, 7.25%, 08/15/32 (b)	USD	13	$ 13,366
Minejesa Capital BV, 4.63%, 08/10/30 (h)		172	165,957
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		461	442,305
NextEra Energy Capital Holdings, Inc., 4.80%, 12/01/77 (g)		5,000	4,792,519
NRG Energy, Inc. (b)
5.75%, 07/15/29		555	539,526
6.00%, 02/01/33		1,028	998,420
6.25%, 11/01/34		1,193	1,170,148
Oncor Electric Delivery Co. LLC, 5.30%, 06/01/42 (g)		2,750	2,631,426
Pacific Gas and Electric Co.
6.95%, 03/15/34		1,020	1,117,128
4.20%, 06/01/41 (g)		2,310	1,883,001
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28 (b)		150	140,783
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (h)
3.00%, 06/30/30		350	310,188
1.88%, 11/05/31	EUR	200	176,743
PG&E Corp.
4.25%, 12/01/27 (k)	USD	319	345,956
5.25%, 07/01/30		226	221,215
Pike Corp., 8.63%, 01/31/31 (b)		126	132,924
Progress Energy, Inc., 7.00%, 10/30/31 (g)		12,000	13,275,211
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28 (h)		550	510,296
San Miguel Global Power Holdings Corp. (a)(h)(j)
(1-year CMT + 6.40%), 8.13%		200	202,500
(5-year CMT + 7.73%), 8.75%		200	207,438
Sempra, (5-year CMT + 4.55%), 4.88% (a)(j)		4,375	4,318,068
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38 (h)		200	185,750
State Grid Overseas Investment BVI Ltd. (h)
1.00%, 08/05/25		200	195,524
3.50%, 05/04/27		200	195,356
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26 (h)		200	196,072
Vistra Corp., (5-year CMT + 6.93%), 8.00% (a)(b)(j)		247	252,079
Vistra Operations Co. LLC (b)
5.50%, 09/01/26		23	22,927
5.63%, 02/15/27		812	808,747
5.00%, 07/31/27		23	22,567
7.75%, 10/15/31		718	753,229
6.88%, 04/15/32		556	569,298
			51,470,693
Electronic Equipment, Instruments & Components (b) — 0.5%
Coherent Corp., 5.00%, 12/15/29 (g)		687	655,599
Imola Merger Corp., 4.75%, 05/15/29		573	543,370
Sensata Technologies BV, 4.00%, 04/15/29		207	189,953
Sensata Technologies, Inc.
4.38%, 02/15/30		2,150	1,969,480
3.75%, 02/15/31 (g)		416	363,683
6.63%, 07/15/32		612	611,340
WESCO Distribution, Inc.
7.25%, 06/15/28 (g)		1,043	1,060,537
6.63%, 03/15/32		264	268,323
Zebra Technologies Corp., 6.50%, 06/01/32		166	168,391
			5,830,676
Energy Equipment & Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp. (b)
6.88%, 04/01/27		415	417,146
Security		Par (000)	Value
Energy Equipment & Services (continued)
Archrock Partners LP/Archrock Partners Finance Corp. (b) (continued)
6.25%, 04/01/28	USD	98	$ 97,478
6.63%, 09/01/32		672	671,164
Kodiak Gas Services LLC, 7.25%, 02/15/29 (b)		757	772,176
Oceaneering International, Inc., 6.00%, 02/01/28		101	99,623
Star Holding LLC, 8.75%, 08/01/31 (b)		366	362,640
TGS ASA, 8.50%, 01/15/30 (b)		200	204,473
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27		473	474,544
7.13%, 03/15/29 (b)		611	621,782
Weatherford International Ltd., 8.63%, 04/30/30 (b)		557	575,013
			4,296,039
Entertainment (b) — 1.7%
Banijay Entertainment SAS, 8.13%, 05/01/29		200	207,062
Boyne USA, Inc., 4.75%, 05/15/29		611	579,205
Caesars Entertainment, Inc.
4.63%, 10/15/29 (g)		110	102,988
7.00%, 02/15/30 (g)		2,875	2,928,330
6.50%, 02/15/32 (g)		961	965,338
6.00%, 10/15/32		261	251,648
Churchill Downs, Inc.
4.75%, 01/15/28		730	704,183
5.75%, 04/01/30		1,506	1,478,068
6.75%, 05/01/31		591	597,392
Cinemark USA, Inc., 7.00%, 08/01/32 (g)		160	163,093
Flutter Treasury DAC, 6.38%, 04/29/29		224	227,288
Great Canadian Gaming Corp., 8.75%, 11/15/29		512	524,052
Light & Wonder International, Inc.
7.00%, 05/15/28		451	451,890
7.25%, 11/15/29		218	222,390
7.50%, 09/01/31		655	674,402
Lions Gate Capital Holdings 1, Inc., 5.50%, 04/15/29		388	346,290
Live Nation Entertainment, Inc.
4.75%, 10/15/27 (g)		318	307,438
3.75%, 01/15/28		155	146,171
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31		423	408,374
Merlin Entertainments Ltd., 5.75%, 06/15/26		440	436,371
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29		313	295,098
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29		242	189,970
5.88%, 09/01/31		310	225,525
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		410	392,343
Six Flags Entertainment Corp., 7.25%, 05/15/31 (g)		713	728,207
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc., 6.63%, 05/01/32		1,139	1,154,393
Six Flags Theme Parks, Inc., 7.00%, 07/01/25		224	223,790
Vail Resorts, Inc., 6.50%, 05/15/32 (g)		518	523,811
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29		1,337	1,280,542
7.13%, 02/15/31 (g)		700	728,987
6.25%, 03/15/33		248	243,657
			17,708,296
Environmental, Maintenance & Security Service — 0.7%
Clean Harbors, Inc. (b)
5.13%, 07/15/29		1,142	1,096,214
6.38%, 02/01/31		100	100,678
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc. (b)
4.00%, 08/01/28	USD	36	$ 34,088
3.50%, 09/01/28		376	354,368
4.75%, 06/15/29 (g)		558	535,874
4.38%, 08/15/29		629	594,580
6.75%, 01/15/31		653	670,537
Madison IAQ LLC, 5.88%, 06/30/29 (b)(g)		1,028	970,673
Reworld Holding Corp.
4.88%, 12/01/29 (b)(g)		142	131,324
5.00%, 09/01/30		282	260,060
Waste Pro USA, Inc., 5.50%, 02/15/26 (b)		1,975	1,973,898
Wrangler Holdco Corp., 6.63%, 04/01/32 (b)		211	214,798
			6,937,092
Financial Services — 1.2%
Ally Financial, Inc., (5-year CMT + 2.45%), 6.65%, 01/17/40 (a)		1,820	1,763,275
Azorra Finance Ltd., 7.75%, 04/15/30 (b)		223	219,726
BOC Aviation Ltd., 1.75%, 01/21/26 (h)		200	193,574
BOC Aviation USA Corp., 5.25%, 01/14/30 (h)		200	201,668
China Cinda 2020 I Management Ltd. (h)
3.25%, 01/28/27		200	191,998
3.00%, 03/18/27		200	190,338
CITIC Ltd., 3.70%, 06/14/26 (h)		200	196,748
CMB International Leasing Management Ltd. (h)
1.88%, 08/12/25		200	195,836
(1-day SOFR + 0.76%), 5.27%, 06/04/27 (a)		200	200,030
Far East Horizon Ltd. (h)
6.63%, 04/16/27		290	292,395
5.88%, 03/05/28		200	196,610
Freedom Mortgage Holdings LLC (b)
9.25%, 02/01/29		546	563,440
9.13%, 05/15/31		377	388,714
GGAM Finance Ltd. (b)
7.75%, 05/15/26		66	66,915
8.00%, 02/15/27		307	316,657
8.00%, 06/15/28		202	212,101
6.88%, 04/15/29		462	467,818
5.88%, 03/15/30		286	279,565
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27 (b)		333	337,346
ICBCIL Finance Co. Ltd., 1.75%, 08/25/25 (h)		200	195,750
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (b)		475	445,568
JIC Zhixin Ltd., 3.50%, 11/24/27 (h)		200	193,596
Macquarie Airfinance Holdings Ltd. (b)
8.13%, 03/30/29		301	318,340
6.50%, 03/26/31		230	237,609
Manappuram Finance Ltd., 7.38%, 05/12/28 (h)		200	200,500
Nationstar Mortgage Holdings, Inc. (b)
6.00%, 01/15/27		244	242,713
6.50%, 08/01/29		682	680,845
5.13%, 12/15/30		113	105,432
5.75%, 11/15/31		436	416,736
PennyMac Financial Services, Inc. (b)
7.88%, 12/15/29		401	420,129
7.13%, 11/15/30		396	401,032
PHH Escrow Issuer LLC, 9.88%, 11/01/29 (b)		184	184,828
Piramal Capital & Housing Finance Ltd., 7.80%, 01/29/28 (h)		200	199,250
Power Finance Corp. Ltd., 3.75%, 12/06/27 (h)		200	192,396
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b)
2.88%, 10/15/26 (g)		121	114,807
Security		Par (000)	Value
Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (b) (continued)
3.88%, 03/01/31 (g)	USD	545	$ 474,857
4.00%, 10/15/33		116	96,612
UWM Holdings LLC, 6.63%, 02/01/30 (b)		613	609,213
			12,204,967
Food Products — 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (b)
3.25%, 03/15/26		1,147	1,118,988
4.63%, 01/15/27		1,961	1,919,845
5.88%, 02/15/28		898	894,296
6.50%, 02/15/28		118	119,553
3.50%, 03/15/29		158	143,805
4.88%, 02/15/30 (g)		264	251,547
Aramark International Finance SARL, 3.13%, 04/01/25 (h)	EUR	200	206,652
Aramark Services, Inc., 5.00%, 02/01/28 (b)(g)	USD	225	218,646
B&G Foods, Inc., 8.00%, 09/15/28 (b)		127	130,552
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (b)(i)		1,821	1,925,741
Chobani LLC/Chobani Finance Corp., Inc. (b)
4.63%, 11/15/28		640	616,083
7.63%, 07/01/29		1,660	1,716,581
Darling Global Finance BV, 3.63%, 05/15/26 (h)	EUR	100	103,456
Darling Ingredients, Inc., 6.00%, 06/15/30 (b)(g)	USD	714	704,346
Fiesta Purchaser, Inc. (b)
7.88%, 03/01/31		151	157,605
9.63%, 09/15/32		175	183,327
General Mills, Inc. (g)
5.24%, 11/18/25		935	935,008
4.20%, 04/17/28		620	607,099
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29 (b)		116	120,347
Kraft Heinz Foods Co.
4.25%, 03/01/31		68	64,887
5.00%, 07/15/35		214	207,198
7.13%, 08/01/39 (b)(g)		4,415	4,936,878
4.63%, 10/01/39		100	89,457
5.00%, 06/04/42		12	10,778
4.38%, 06/01/46		158	127,925
5.50%, 06/01/50		2,825	2,650,286
Lamb Weston Holdings, Inc. (b)
4.88%, 05/15/28		460	449,086
4.13%, 01/31/30 (g)		515	470,881
4.38%, 01/31/32 (g)		643	581,813
Performance Food Group, Inc. (b)
4.25%, 08/01/29		851	789,586
6.13%, 09/15/32		712	711,968
Post Holdings, Inc. (b)
4.63%, 04/15/30 (g)		434	400,256
4.50%, 09/15/31		72	64,501
6.25%, 02/15/32		388	385,085
6.38%, 03/01/33		490	479,643
6.25%, 10/15/34		269	262,044
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29 (b)		275	254,125
U.S. Foods, Inc. (b)
6.88%, 09/15/28		132	135,066
4.75%, 02/15/29		595	569,816
4.63%, 06/01/30		33	31,035

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Food Products (continued)
U.S. Foods, Inc. (b) (continued)
7.25%, 01/15/32	USD	338	$ 349,801
United Natural Foods, Inc., 6.75%, 10/15/28 (b)		239	235,454
			26,331,046
Ground Transportation — 1.9%
BNSF Funding Trust I, 6.61%, 12/15/55 (g)		6,125	6,140,294
Brightline East LLC, 11.00%, 01/31/30 (b)		311	296,812
CSX Corp., 3.80%, 04/15/50 (g)		770	579,018
Genesee & Wyoming, Inc., 6.25%, 04/15/32 (b)		625	628,768
Norfolk Southern Corp., 6.00%, 03/15/2105		12,700	11,880,821
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32 (b)		185	190,689
			19,716,402
Health Care Equipment & Supplies — 1.0%
Avantor Funding, Inc.
2.63%, 11/01/25 (h)	EUR	300	308,408
4.63%, 07/15/28 (b)(g)	USD	2,191	2,091,318
3.88%, 11/01/29 (b)		395	361,111
Bausch & Lomb Corp., 8.38%, 10/01/28 (b)		1,975	2,044,125
Medline Borrower LP (b)
3.88%, 04/01/29		362	335,207
5.25%, 10/01/29 (g)		2,905	2,803,511
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29 (b)		783	791,256
Medtronic, Inc., 4.63%, 03/15/45 (g)		647	574,335
Neogen Food Safety Corp., 8.63%, 07/20/30 (b)		328	351,795
Sotera Health Holdings LLC, 7.38%, 06/01/31 (b)		279	282,655
Teleflex, Inc., 4.25%, 06/01/28 (b)(g)		637	604,289
			10,548,010
Health Care Providers & Services — 3.8%
Aetna, Inc., 3.88%, 08/15/47 (g)		3,500	2,448,482
AHP Health Partners, Inc., 5.75%, 07/15/29 (b)		609	588,308
Charles River Laboratories International, Inc., 4.00%, 03/15/31 (b)		68	60,491
CHS/Community Health Systems, Inc. (b)(g)
5.63%, 03/15/27		690	662,205
6.00%, 01/15/29		1,469	1,315,352
5.25%, 05/15/30		1,043	856,645
4.75%, 02/15/31		348	270,033
10.88%, 01/15/32		1,098	1,132,837
Concentra Escrow Issuer Corp., 6.88%, 07/15/32 (b)		433	442,076
DaVita, Inc., 6.88%, 09/01/32 (b)		249	250,909
Elevance Health, Inc., 4.55%, 03/01/48 (g)		5,000	4,103,061
Encompass Health Corp.
4.75%, 02/01/30 (g)		795	753,677
4.63%, 04/01/31		409	377,718
Fortrea Holdings, Inc., 7.50%, 07/01/30 (b)(g)		167	167,277
HAH Group Holding Co. LLC, 9.75%, 10/01/31 (b)		280	280,223
HCA, Inc.
5.38%, 09/01/26		359	360,077
5.63%, 09/01/28 (g)		833	844,069
5.25%, 06/15/49 (g)		3,500	3,028,160
HealthEquity, Inc., 4.50%, 10/01/29 (b)		1,134	1,062,960
IQVIA, Inc. (b)
5.00%, 10/15/26		354	349,232
5.00%, 05/15/27		200	196,244
6.50%, 05/15/30		314	319,517
LifePoint Health, Inc. (b)(g)
9.88%, 08/15/30		440	474,741
11.00%, 10/15/30		741	813,368
Security		Par (000)	Value
Health Care Providers & Services (continued)
LifePoint Health, Inc. (b)(g) (continued)
10.00%, 06/01/32	USD	446	$ 453,469
Molina Healthcare, Inc. (b)
4.38%, 06/15/28 (g)		182	172,482
3.88%, 11/15/30		491	437,103
3.88%, 05/15/32 (g)		198	170,985
6.25%, 01/15/33		373	368,652
Prime Healthcare Services, Inc., 9.38%, 09/01/29 (b)		150	145,907
Star Parent, Inc., 9.00%, 10/01/30 (b)		734	762,332
Surgery Center Holdings, Inc., 7.25%, 04/15/32 (b)(g)		956	975,210
Tenet Healthcare Corp.
6.13%, 06/15/30		243	241,085
6.75%, 05/15/31		3,342	3,376,225
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29 (b)(g)		357	363,822
UnitedHealth Group, Inc., 6.88%, 02/15/38 (g)		10,000	11,296,605
			39,921,539
Health Care REITs — 0.2%
MPT Operating Partnership LP/MPT Finance Corp.
2.50%, 03/24/26	GBP	333	369,400
5.25%, 08/01/26	USD	78	71,810
5.00%, 10/15/27		62	52,271
4.63%, 08/01/29 (g)		210	150,475
3.50%, 03/15/31		1,689	1,064,251
			1,708,207
Hotel & Resort REITs — 0.6%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30 (b)		315	319,600
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29 (b)		159	156,733
RHP Hotel Properties LP/RHP Finance Corp. (b)
7.25%, 07/15/28		202	207,409
4.50%, 02/15/29 (g)		1,704	1,608,792
6.50%, 04/01/32 (g)		1,132	1,137,697
RLJ Lodging Trust LP, 4.00%, 09/15/29 (b)		199	180,337
Service Properties Trust
8.63%, 11/15/31 (b)		1,619	1,684,712
8.88%, 06/15/32 (g)		625	578,443
XHR LP, 6.63%, 05/15/30 (b)		154	154,505
			6,028,228
Hotels, Restaurants & Leisure — 2.9%
1011778 B.C. ULC/New Red Finance, Inc., 5.63%, 09/15/29 (b)		253	249,210
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc. (b)
3.88%, 01/15/28		1,128	1,066,715
4.38%, 01/15/28		2,509	2,396,632
4.00%, 10/15/30		176	157,403
Carnival Corp. (b)
7.63%, 03/01/26		273	273,399
6.00%, 05/01/29		1,391	1,387,709
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (b)		698	743,640
Champion Path Holdings Ltd. (h)
4.50%, 01/27/26		500	490,470
4.85%, 01/27/28		500	473,280
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. (b)
4.63%, 01/15/29		821	760,804
6.75%, 01/15/30 (g)		228	210,335
Fortune Star BVI Ltd. (h)
5.00%, 05/18/26		344	330,240
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Fortune Star BVI Ltd. (h) (continued)
3.95%, 10/02/26	EUR	200	$ 194,116
Haidilao International Holding Ltd., 2.15%, 01/14/26 (h)	USD	200	192,250
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/30 (g)		833	799,020
4.00%, 05/01/31 (b)		248	223,037
3.63%, 02/15/32 (b)		78	67,757
6.13%, 04/01/32 (b)(g)		324	323,117
5.88%, 03/15/33 (b)		882	867,861
Las Vegas Sands Corp.
3.50%, 08/18/26		96	93,509
3.90%, 08/08/29		88	81,810
Life Time, Inc. (b)
5.75%, 01/15/26		256	255,735
8.00%, 04/15/26		254	254,277
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/28 (b)		17	17,720
Lindblad Expeditions LLC, 6.75%, 02/15/27 (b)		245	245,092
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (b)		401	349,533
Marriott International, Inc., Series EE, 5.75%, 05/01/25 (g)		1,295	1,297,582
McDonald ’ s Corp., 4.20%, 04/01/50		480	379,021
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (h)		400	396,500
4.88%, 06/06/25 (b)		200	198,250
5.75%, 07/21/28 (h)		300	285,000
5.38%, 12/04/29 (b)		586	534,731
7.63%, 04/17/32 (b)		576	578,425
7.63%, 04/17/32 (h)		200	200,842
MGM China Holdings Ltd.
5.88%, 05/15/26 (h)		200	199,000
4.75%, 02/01/27 (b)		200	193,688
7.13%, 06/26/31 (b)		200	202,000
MGM Resorts International, 6.13%, 09/15/29		612	611,231
NCL Corp. Ltd. (b)
8.38%, 02/01/28		206	215,388
8.13%, 01/15/29		171	180,189
7.75%, 02/15/29 (g)		294	308,707
6.25%, 03/01/30		403	398,200
NCL Finance Ltd., 6.13%, 03/15/28 (b)(g)		530	531,701
Raising Cane ’ s Restaurants LLC, 9.38%, 05/01/29 (b)		195	208,896
Royal Caribbean Cruises Ltd. (b)
5.38%, 07/15/27		378	375,644
5.63%, 09/30/31		1,572	1,546,312
6.25%, 03/15/32 (g)		210	212,516
6.00%, 02/01/33		1,311	1,307,887
Sabre GLBL, Inc. (b)
8.63%, 06/01/27		339	334,334
10.75%, 11/15/29 (g)		230	237,278
Station Casinos LLC (b)
4.63%, 12/01/31		976	874,293
6.63%, 03/15/32		261	259,366
Studio City Co. Ltd., 7.00%, 02/15/27 (h)		200	200,813
Studio City Finance Ltd. (h)
6.50%, 01/15/28		300	291,516
5.00%, 01/15/29		530	480,811
Sunny Express Enterprises Corp., 2.95%, 03/01/27 (h)		200	193,094
Viking Cruises Ltd. (b)
5.88%, 09/15/27		350	347,371
7.00%, 02/15/29		74	74,406
9.13%, 07/15/31		1,253	1,347,300
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (b)		283	278,511
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (b)	USD	3	$ 2,968
Wynn Macau Ltd.
5.50%, 01/15/26 (h)		230	227,771
5.50%, 01/15/26 (b)		200	198,062
5.63%, 08/26/28 (b)		1,701	1,632,960
5.13%, 12/15/29 (b)		614	567,950
			30,415,185
Household Durables — 0.6%
Beazer Homes USA, Inc., 7.50%, 03/15/31 (b)		129	131,009
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 02/15/30 (b)		699	631,244
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.50%, 10/15/29 (b)		390	383,335
Dream Finders Homes, Inc., 8.25%, 08/15/28 (b)		168	175,038
Empire Communities Corp., 9.75%, 05/01/29 (b)		111	116,777
K Hovnanian Enterprises, Inc., 11.75%, 09/30/29 (b)		994	1,082,253
Lennar Corp., 5.25%, 06/01/26 (g)		890	894,394
LGI Homes, Inc. (b)
8.75%, 12/15/28		183	191,957
7.00%, 11/15/32		334	330,707
Mattamy Group Corp., 4.63%, 03/01/30 (b)		427	397,237
Meritage Homes Corp., 1.75%, 05/15/28 (b)(k)		330	323,400
New Home Co., Inc., 9.25%, 10/01/29 (b)		324	340,989
PulteGroup, Inc.
5.00%, 01/15/27		55	55,080
7.88%, 06/15/32		56	63,816
Scotts Miracle-Gro Co.
4.50%, 10/15/29		45	41,460
4.00%, 04/01/31		250	217,981
4.38%, 02/01/32		187	163,270
Sekisui House Ltd., 5.10%, 10/23/34 (h)		200	194,519
STL Holding Co. LLC, 8.75%, 02/15/29 (b)		171	180,789
Tempur Sealy International, Inc. (b)
4.00%, 04/15/29		563	518,773
3.88%, 10/15/31		9	7,852
Toll Brothers Finance Corp., 4.35%, 02/15/28		35	34,164
			6,476,044
Household Products — 0.0%
Central Garden & Pet Co.
5.13%, 02/01/28		80	77,717
4.13%, 10/15/30 (g)		159	142,803
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/31 (b)		83	79,060
Spectrum Brands, Inc., 3.88%, 03/15/31 (b)		20	17,211
			316,791
Independent Power and Renewable Electricity Producers — 0.3%
Greenko Dutch BV, 3.85%, 03/29/26 (h)		722	700,630
India Green Power Holdings, 4.00%, 02/22/27 (h)		653	619,828
NextEra Energy Partners LP (b)(k)
0.00%, 11/15/25 (l)		1,190	1,118,600
2.50%, 06/15/26		284	266,977
ReNew Pvt Ltd., 5.88%, 03/05/27 (h)		200	195,430
			2,901,465
Insurance — 5.8%
AIA Group Ltd., (5-year CMT + 1.76%), 2.70% (a)(h)(j)		200	192,600
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer (b)
4.25%, 10/15/27		26	24,817
6.75%, 10/15/27 (g)		1,922	1,906,105
6.75%, 04/15/28		356	356,837
5.88%, 11/01/29		4	3,843

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer (b) (continued)
7.00%, 01/15/31	USD	1,283	$ 1,288,011
7.38%, 10/01/32		1,221	1,232,236
Allstate Corp., Series B, (3-mo. CME Term SOFR + 3.20%), 7.72%, 08/15/53 (a)(g)		5,000	5,000,695
AmWINS Group, Inc. (b)
6.38%, 02/15/29		330	332,024
4.88%, 06/30/29		380	356,819
Aon Global Ltd., 4.25%, 12/12/42 (g)		6,500	5,201,487
Aon North America, Inc., 5.75%, 03/01/54 (g)		3,330	3,247,076
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29 (b)		291	294,934
Ardonagh Finco Ltd., 7.75%, 02/15/31 (b)		1,187	1,222,374
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 (b)		882	916,387
AssuredPartners, Inc., 7.50%, 02/15/32 (b)		544	585,498
Farmers Exchange Capital II, (3-mo. CME Term SOFR + 4.01%), 6.15%, 11/01/53 (a)(b)(g)		4,890	4,696,710
FWD Group Holdings Ltd., 7.64%, 07/02/31 (h)		400	424,592
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26 (h)		200	191,428
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC (b)
7.25%, 02/15/31		2,447	2,486,639
8.13%, 02/15/32		1,360	1,388,945
HUB International Ltd. (b)
7.25%, 06/15/30		4,862	4,982,336
7.38%, 01/31/32		5,433	5,518,042
Jones Deslauriers Insurance Management, Inc. (b)
8.50%, 03/15/30		816	858,270
10.50%, 12/15/30		647	699,488
Meiji Yasuda Life Insurance Co., (5-year CMT + 3.03%), 5.80%, 09/11/54 (a)(h)		350	350,829
Nanshan Life Pte Ltd., 5.45%, 09/11/34 (h)		200	192,538
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (b)(g)		12,000	12,287,604
Panther Escrow Issuer LLC, 7.13%, 06/01/31 (b)		3,757	3,794,549
Ryan Specialty LLC (b)
4.38%, 02/01/30		226	212,169
5.88%, 08/01/32		428	423,482
USI, Inc./New York, 7.50%, 01/15/32 (b)(g)		670	692,919
			61,362,283
Interactive Media & Services — 0.5%
Baidu, Inc., 1.63%, 02/23/27		200	187,348
Netflix, Inc.
3.63%, 06/15/25 (b)		210	208,807
5.88%, 11/15/28 (g)		1,698	1,759,531
5.38%, 11/15/29 (b)		2,007	2,045,635
4.88%, 06/15/30 (b)		461	458,949
Tencent Holdings Ltd. (h)
3.60%, 01/19/28		200	192,486
3.68%, 04/22/41 (g)		200	155,834
			5,008,590
Internet Software & Services — 0.6%
Acuris Finance U.S., Inc./Acuris Finance SARL (b)
5.00%, 05/01/28		724	654,702
9.00%, 08/01/29		200	191,279
ANGI Group LLC, 3.88%, 08/15/28 (b)		432	385,763
Booking Holdings, Inc., 3.55%, 03/15/28 (g)		3,375	3,263,492
Security		Par (000)	Value
Internet Software & Services (continued)
Cablevision Lightpath LLC (b)
3.88%, 09/15/27	USD	368	$ 348,376
5.63%, 09/15/28		540	500,932
ION Trading Technologies SARL, 9.50%, 05/30/29 (b)		200	209,700
Match Group Holdings II LLC (b)
4.13%, 08/01/30		383	339,247
3.63%, 10/01/31 (g)		217	185,178
			6,078,669
IT Services — 0.4%
Amentum Holdings, Inc., 7.25%, 08/01/32 (b)		364	366,755
CA Magnum Holdings
5.38%, 10/31/26 (b)		964	941,105
5.38%, 10/31/26 (h)		700	683,375
Fortress Intermediate 3, Inc., 7.50%, 06/01/31 (b)		837	853,465
Insight Enterprises, Inc., 6.63%, 05/15/32 (b)		226	227,274
KBR, Inc., 4.75%, 09/30/28 (b)		93	89,170
McAfee Corp., 7.38%, 02/15/30 (b)(g)		779	756,585
Wipro IT Services LLC, 1.50%, 06/23/26 (h)		200	190,174
			4,107,903
Leisure Products — 0.0%
Mattel, Inc., 3.75%, 04/01/29 (b)		122	114,862
Machinery — 0.9%
BWX Technologies, Inc. (b)
4.13%, 06/30/28		70	65,539
4.13%, 04/15/29		248	230,177
Chart Industries, Inc. (b)
7.50%, 01/01/30 (g)		946	983,535
9.50%, 01/01/31		93	99,663
Esab Corp., 6.25%, 04/15/29 (b)		405	410,038
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29 (b)		200	189,000
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29 (b)		1,107	1,155,714
Manitowoc Co., Inc., 9.25%, 10/01/31 (b)		177	181,429
Regal Rexnord Corp., 6.40%, 04/15/33 (g)		510	526,214
Terex Corp. (b)
5.00%, 05/15/29		634	603,739
6.25%, 10/15/32		232	227,359
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (b)		796	795,419
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27 (b)		3,002	2,938,704
Vertiv Group Corp., 4.13%, 11/15/28 (b)		1,191	1,124,092
			9,530,622
Media — 5.7%
Cable One, Inc.
0.00%, 03/15/26 (k)(l)		136	126,208
4.00%, 11/15/30 (b)(g)		325	271,563
CCO Holdings LLC/CCO Holdings Capital Corp. (b)
5.38%, 06/01/29		131	125,161
6.38%, 09/01/29 (g)		7,991	7,922,689
4.75%, 03/01/30		63	57,530
4.50%, 08/15/30		113	101,428
4.25%, 02/01/31		1,041	907,258
7.38%, 03/01/31 (g)		2,701	2,753,625
4.75%, 02/01/32		40	35,107
4.25%, 01/15/34 (g)		1,209	980,850
Charter Communications Operating LLC/Charter Communications Operating Capital
6.38%, 10/23/35		479	478,110
6.48%, 10/23/45		9,584	9,056,091
5.38%, 05/01/47		1,500	1,231,157
6.83%, 10/23/55		3,540	3,444,120
Comcast Corp., 3.75%, 04/01/40 (g)		545	438,361
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Cox Communications, Inc., 8.38%, 03/01/39 (b)(g)	USD	5,000	$ 5,849,967
CSC Holdings LLC (b)
5.38%, 02/01/28		400	345,083
11.25%, 05/15/28		240	236,859
11.75%, 01/31/29		2,360	2,330,680
4.13%, 12/01/30		200	143,673
3.38%, 02/15/31		402	281,968
4.50%, 11/15/31		200	144,006
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27 (b)		1,886	1,837,527
Discovery Communications LLC, 4.88%, 04/01/43 (g)		4,000	3,051,034
DISH DBS Corp. (b)
5.25%, 12/01/26		1,214	1,103,467
5.75%, 12/01/28		685	585,671
DISH Network Corp., 11.75%, 11/15/27 (b)		2,204	2,334,459
GCI LLC, 4.75%, 10/15/28 (b)		160	149,429
Gray Television, Inc., 10.50%, 07/15/29 (b)(g)		1,019	1,018,930
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (b)		860	778,128
Midcontinent Communications, 8.00%, 08/15/32 (b)		522	536,161
Paramount Global, 5.85%, 09/01/43 (g)		1,300	1,129,656
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26 (b)		586	511,567
Sirius XM Radio, Inc. (b)
3.13%, 09/01/26		54	51,870
5.00%, 08/01/27		684	665,209
Sunrise FinCo I BV, 4.88%, 07/15/31 (b)		768	696,622
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28 (b)		1,000	971,000
Time Warner Cable LLC, 6.55%, 05/01/37		3,519	3,402,438
Univision Communications, Inc. (b)
6.63%, 06/01/27		604	601,567
8.00%, 08/15/28		1,110	1,130,114
8.50%, 07/31/31 (g)		552	541,236
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (b)		1,452	1,368,849
Ziggo BV, 4.88%, 01/15/30 (b)		605	555,901
			60,282,329
Metals & Mining — 2.2%
ABJA Investment Co. Pte. Ltd., 5.45%, 01/24/28 (h)		306	307,989
Advanced Drainage Systems, Inc., 6.38%, 06/15/30 (b)		724	724,064
Arsenal AIC Parent LLC (b)
8.00%, 10/01/30		268	277,326
11.50%, 10/01/31		1,244	1,391,764
ATI, Inc.
5.88%, 12/01/27		253	250,748
7.25%, 08/15/30		657	675,596
5.13%, 10/01/31		656	616,787
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (b)		2,424	2,421,511
Carpenter Technology Corp., 7.63%, 03/15/30		108	110,605
Chinalco Capital Holdings Ltd., 2.13%, 06/03/26 (h)		200	192,104
Cleveland-Cliffs, Inc. (b)
6.88%, 11/01/29		295	291,844
7.38%, 05/01/33		184	180,725
Constellium SE (b)
3.75%, 04/15/29 (g)		1,731	1,566,814
6.38%, 08/15/32		446	431,679
First Quantum Minerals Ltd., 9.38%, 03/01/29 (b)		1,026	1,085,641
JSW Steel Ltd., 3.95%, 04/05/27 (h)		500	479,375
Security		Par (000)	Value
Metals & Mining (continued)
Kaiser Aluminum Corp. (b)(g)
4.63%, 03/01/28	USD	1,058	$ 994,763
4.50%, 06/01/31		1,099	968,770
Novelis Corp. (b)
3.25%, 11/15/26		568	541,023
4.75%, 01/30/30 (g)		3,164	2,906,925
3.88%, 08/15/31		1,265	1,089,156
Periama Holdings LLC, 5.95%, 04/19/26 (h)		200	199,600
Roller Bearing Co. of America, Inc., 4.38%, 10/15/29 (b)		249	232,659
Southern Copper Corp., 5.88%, 04/23/45 (g)		3,870	3,765,897
Steel Dynamics, Inc., 3.25%, 10/15/50		1,145	751,862
Vallourec SACA, 7.50%, 04/15/32 (b)		449	465,313
Vedanta Resources Finance II PLC (h)
10.88%, 09/17/29		300	311,250
11.25%, 12/03/31		200	211,000
			23,442,790
Mortgage Real Estate Investment Trusts (REITs) (b) — 0.1%
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29		133	136,726
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.75%, 06/15/29		398	375,284
7.00%, 07/15/31		319	326,870
Starwood Property Trust, Inc.
7.25%, 04/01/29		250	256,451
6.00%, 04/15/30		116	113,857
6.50%, 07/01/30		217	217,272
			1,426,460
Oil, Gas & Consumable Fuels — 12.1%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29 (b)		508	519,515
Antero Midstream Partners LP/Antero Midstream Finance Corp. (b)
5.75%, 01/15/28		127	126,000
5.38%, 06/15/29		1,095	1,066,337
6.63%, 02/01/32		417	420,037
Ascent Resources Utica Holdings LLC/ARU Finance Corp. (b)
9.00%, 11/01/27		161	194,630
8.25%, 12/31/28 (g)		385	393,020
Baytex Energy Corp., 8.50%, 04/30/30 (b)		61	62,325
Blue Racer Midstream LLC/Blue Racer Finance Corp. (b)
7.00%, 07/15/29		321	327,853
7.25%, 07/15/32		258	265,052
Borr IHC Ltd./Borr Finance LLC (b)
10.00%, 11/15/28 (g)		233	232,758
10.38%, 11/15/30		190	189,252
Buckeye Partners LP
4.13%, 03/01/25 (b)		399	397,931
6.88%, 07/01/29 (b)		139	140,684
5.85%, 11/15/43		383	331,736
5.60%, 10/15/44		191	156,547
CITGO Petroleum Corp., 8.38%, 01/15/29 (b)		733	755,200
Civitas Resources, Inc. (b)
8.38%, 07/01/28		187	194,212
8.63%, 11/01/30 (g)		165	172,796
8.75%, 07/01/31		659	687,030
CNOOC Finance 2014 ULC, Series 2014, 4.88%, 04/30/44		250	236,640
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25		250	248,800

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc. (b)
6.75%, 03/01/29 (g)	USD	452	$ 440,624
6.75%, 03/01/29		197	191,505
5.88%, 01/15/30		1,078	1,005,364
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (b)		2,468	2,357,255
Crescent Energy Finance LLC (b)
7.63%, 04/01/32 (g)		549	546,175
7.38%, 01/15/33		838	813,814
Devon Energy Corp.
5.25%, 10/15/27		130	130,126
5.88%, 06/15/28		204	204,855
4.50%, 01/15/30		117	113,161
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30 (b)		73	75,754
Diamondback Energy, Inc.
3.50%, 12/01/29 (g)		692	643,601
6.25%, 03/15/33		2,880	2,993,807
DT Midstream, Inc. (b)
4.13%, 06/15/29		591	551,922
4.38%, 06/15/31		568	518,255
eG Global Finance PLC, 12.00%, 11/30/28 (b)		418	467,447
Enbridge, Inc.
6.70%, 11/15/53 (g)		5,595	6,071,042
(3-mo. CME Term SOFR + 3.90%), 6.25%, 03/01/78 (a)		5,000	4,939,692
Series 16-A, (3-mo. CME Term SOFR + 4.15%), 6.00%, 01/15/77 (a)		5,880	5,823,540
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31 (b)		302	318,609
Energy Transfer LP
5.50%, 06/01/27		406	411,214
7.38%, 02/01/31 (b)		417	436,068
6.13%, 12/15/45 (g)		3,579	3,532,457
Series B, 6.63% (j)		5,000	4,917,380
Series H, (5-year CMT + 5.69%), 6.50% (a)(j)		121	121,050
EnLink Midstream Partners LP, 4.85%, 07/15/26		35	34,926
Enterprise Products Operating LLC (g)
4.90%, 05/15/46		5,375	4,779,719
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77 (a)		4,800	4,690,147
EQM Midstream Partners LP (b)
6.38%, 04/01/29		481	482,618
7.50%, 06/01/30		141	149,993
4.75%, 01/15/31		802	754,225
Exxon Mobil Corp., 3.45%, 04/15/51 (g)		3,890	2,726,836
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		393	393,470
8.25%, 01/15/29		463	467,574
8.88%, 04/15/30		270	274,725
7.88%, 05/15/32		659	645,380
8.00%, 05/15/33		496	485,401
Gulfport Energy Operating Corp., 6.75%, 09/01/29 (b)		243	244,694
Harvest Midstream I LP, 7.50%, 05/15/32 (b)		158	160,880
Hess Midstream Operations LP, 6.50%, 06/01/29 (b)		368	371,638
Hilcorp Energy I LP/Hilcorp Finance Co. (b)
6.25%, 11/01/28		238	230,480
5.75%, 02/01/29		272	259,501
6.00%, 04/15/30		32	30,074
8.38%, 11/01/33		433	442,003
6.88%, 05/15/34		484	451,131
7.25%, 02/15/35		191	179,564
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Howard Midstream Energy Partners LLC (b)
8.88%, 07/15/28	USD	390	$ 409,600
7.38%, 07/15/32		219	222,476
ITT Holdings LLC, 6.50%, 08/01/29 (b)(g)		786	719,535
Kinder Morgan, Inc.
7.80%, 08/01/31		197	221,864
7.75%, 01/15/32 (g)		4,586	5,210,071
Kinetik Holdings LP (b)
6.63%, 12/15/28		83	84,910
5.88%, 06/15/30		18	17,717
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32 (b)		187	185,124
Marathon Petroleum Corp., 5.13%, 12/15/26 (g)		937	942,095
Matador Resources Co. (b)
6.88%, 04/15/28		274	277,790
6.50%, 04/15/32		437	432,052
Medco Bell Pte. Ltd., 6.38%, 01/30/27 (h)		300	298,500
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/28 (h)		400	397,948
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/31 (b)		136	132,985
MPLX LP
5.20%, 03/01/47 (g)		3,500	3,107,288
4.70%, 04/15/48 (g)		5,000	4,096,962
5.50%, 02/15/49 (g)		2,640	2,423,938
5.65%, 03/01/53		885	824,753
Murphy Oil Corp., 5.88%, 12/01/42		47	40,559
Nabors Industries Ltd., 7.50%, 01/15/28 (b)(g)		609	563,911
Nabors Industries, Inc. (b)
7.38%, 05/15/27		126	125,854
9.13%, 01/31/30 (g)		104	105,764
8.88%, 08/15/31		83	77,073
NFE Financing LLC, 12.00%, 11/15/29 (b)		545	572,261
NGL Energy Operating LLC/NGL Energy Finance Corp. (b)
8.13%, 02/15/29 (g)		726	735,544
8.38%, 02/15/32		1,528	1,539,700
NGPL PipeCo LLC, 7.77%, 12/15/37 (b)		1,117	1,250,828
Noble Finance II LLC, 8.00%, 04/15/30 (b)		415	419,136
Northern Oil & Gas, Inc.
8.13%, 03/01/28 (b)		907	920,900
3.63%, 04/15/29 (k)		212	248,146
8.75%, 06/15/31 (b)		356	367,464
Northriver Midstream Finance LP, 6.75%, 07/15/32 (b)		244	245,447
NuStar Logistics LP, 6.00%, 06/01/26		163	163,218
Occidental Petroleum Corp., 6.20%, 03/15/40		568	559,593
Parkland Corp., 6.63%, 08/15/32 (b)		348	344,381
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30 (b)		269	263,968
Permian Resources Operating LLC (b)
8.00%, 04/15/27		444	453,383
5.88%, 07/01/29		1,002	983,160
7.00%, 01/15/32 (g)		472	479,132
6.25%, 02/01/33		685	676,136
Pertamina Persero PT (h)
1.40%, 02/09/26		250	239,453
2.30%, 02/09/31		200	167,500
Petroleos Mexicanos, 6.70%, 02/16/32		695	606,822
Petronas Capital Ltd. (h)
2.48%, 01/28/32		200	166,866
4.50%, 03/18/45		200	170,750
Plains All American Pipeline LP, Series B, (3-mo. CME Term SOFR + 4.37%), 8.90% (a)(j)		2,215	2,198,569
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Prairie Acquiror LP, 9.00%, 08/01/29 (b)	USD	269	$ 277,133
Reliance Industries Ltd., 3.67%, 11/30/27 (h)		300	289,785
Rockies Express Pipeline LLC, 6.88%, 04/15/40 (b)		580	551,368
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26 (g)		1,481	1,495,077
Sinopec Group Overseas Development 2018 Ltd., 2.30%, 01/08/31 (h)		500	435,790
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28 (b)		574	590,116
SM Energy Co.
6.75%, 09/15/26		393	392,622
7.00%, 08/01/32 (b)		160	157,752
Summit Midstream Holdings LLC, 8.63%, 10/31/29 (b)		198	205,354
Sunoco LP/Sunoco Finance Corp., 5.88%, 03/15/28		317	315,706
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (b)
5.50%, 01/15/28		255	245,241
7.38%, 02/15/29		672	674,127
6.00%, 12/31/30		70	66,281
6.00%, 09/01/31		239	225,576
Talos Production, Inc. (b)
9.00%, 02/01/29		67	68,739
9.38%, 02/01/31		218	222,226
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29 (b)		376	351,097
Transcanada Trust, 5.63%, 05/20/75 (g)		2,755	2,732,892
Transocean Aquila Ltd., 8.00%, 09/30/28 (b)		167	170,758
Transocean Titan Financing Ltd., 8.38%, 02/01/28 (b)		232	236,727
Transocean, Inc. (b)
8.00%, 02/01/27		235	234,557
8.25%, 05/15/29		761	745,453
8.75%, 02/15/30 (g)		937	966,042
8.50%, 05/15/31		653	640,186
Valaris Ltd., 8.38%, 04/30/30 (b)		967	977,182
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/29 (b)		422	387,699
Venture Global LNG, Inc. (b)
9.50%, 02/01/29 (g)		3,215	3,553,430
8.38%, 06/01/31 (g)		1,441	1,502,857
9.88%, 02/01/32		1,721	1,888,418
Vermilion Energy, Inc., 6.88%, 05/01/30 (b)		270	267,903
Vital Energy, Inc.
9.75%, 10/15/30 (g)		296	312,080
7.88%, 04/15/32 (b)		917	882,334
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (b)		277	266,536
Williams Cos., Inc. (g)
8.75%, 03/15/32		2,478	2,925,403
5.10%, 09/15/45		5,075	4,556,825
Woodside Finance Ltd., 3.70%, 09/15/26 (h)		200	196,048
			127,696,497
Paper & Forest Products — 1.5%
International Paper Co. (g)
8.70%, 06/15/38		4,000	4,783,370
7.30%, 11/15/39		10,000	11,371,802
Magnera Corp., 7.25%, 11/15/31 (b)		183	178,654
			16,333,826
Passenger Airlines — 0.7%
American Airlines, Inc., 8.50%, 05/15/29 (b)(g)		606	636,260
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27 (b)		624	628,472
OneSky Flight LLC, 8.88%, 12/15/29 (b)		363	363,254
Singapore Airlines Ltd., 3.00%, 07/20/26 (h)		200	194,412
Security		Par (000)	Value
Passenger Airlines (continued)
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28 (b)	USD	1,038	$ 977,588
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 04/15/29 (g)		3,089	3,154,211
United Airlines, Inc., 4.63%, 04/15/29 (b)(g)		1,362	1,294,971
			7,249,168
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		425	415,578
Prestige Brands, Inc., 3.75%, 04/01/31 (b)		233	204,574
			620,152
Pharmaceuticals — 3.9%
1375209 BC Ltd., 9.00%, 01/30/28 (b)		550	549,561
AbbVie, Inc. (g)
4.75%, 03/15/45		5,485	4,891,830
4.70%, 05/14/45		3,255	2,872,048
Bausch Health Cos., Inc. (b)
6.13%, 02/01/27		934	847,605
5.75%, 08/15/27		113	98,310
11.00%, 09/30/28		1,751	1,663,450
Bayer U.S. Finance LLC, 6.88%, 11/21/53 (b)		715	720,813
CVS Health Corp. (g)
5.13%, 07/20/45		3,879	3,258,993
5.05%, 03/25/48		8,205	6,765,398
Endo Finance Holdings, Inc., 8.50%, 04/15/31 (b)(g)		445	471,492
Jazz Securities DAC, 4.38%, 01/15/29 (b)		853	804,270
Merck & Co., Inc., 6.50%, 12/01/33 (g)		6,420	7,066,633
Option Care Health, Inc., 4.38%, 10/31/29 (b)(g)		461	425,141
Organon & Co./Organon Foreign Debt Co-Issuer BV (b)
4.13%, 04/30/28		800	751,588
7.88%, 05/15/34		200	204,472
PRA Health Sciences, Inc., 2.88%, 07/15/26 (b)		707	680,841
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30 (g)		8,270	7,125,797
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26		1,174	1,125,197
4.75%, 05/09/27		200	195,012
7.88%, 09/15/29		451	486,070
8.13%, 09/15/31		200	222,866
			41,227,387
Real Estate Management & Development — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30 (b)		408	362,310
Series AI, 7.00%, 04/15/30		320	283,887
AYC Finance Ltd., 3.90% (h)(j)		300	190,500
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28 (h)		200	195,256
CoreLogic, Inc., 4.50%, 05/01/28 (b)		1,488	1,384,609
Cushman & Wakefield U.S. Borrower, LLC, 8.88%, 09/01/31 (b)		216	232,542
Fantasia Holdings Group Co. Ltd., 7.95%, 07/05/22 (e)(h)(m)		1,050	23,625
Howard Hughes Corp., 4.13%, 02/01/29 (b)		176	162,632
New Metro Global Ltd., 4.50%, 05/02/26 (h)		349	284,435
Northwest Florida Timber Finance LLC, 4.75%, 03/04/29 (b)		4,485	4,244,113
Sinochem Offshore Capital Co. Ltd., 1.50%, 09/23/26 (h)		200	188,498
Sunac China Holdings Ltd. (e)(h)(i)(m)
(5.00% Cash or 6.00% PIK), 6.00%, 09/30/26		19	2,586
(5.25% Cash or 6.25% PIK), 6.25%, 09/30/27		19	2,447
(5.50% Cash or 6.50% PIK), 6.50%, 09/30/27		37	4,724

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Real Estate Management & Development (continued)
Sunac China Holdings Ltd. (e)(h)(i)(m) (continued)
(5.75% Cash or 6.75% PIK), 6.75%, 09/30/28	USD	57	$ 6,819
(6.00% Cash or 7.00% PIK), 7.00%, 09/30/29		57	6,551
(6.25% Cash or 7.25% PIK), 7.25%, 09/30/30		27	2,951
Wharf REIC Finance BVI Ltd., 2.88%, 05/07/30 (h)		200	177,782
Yango Justice International Ltd. (e)(h)(m)
8.25%, 11/25/23		200	250
7.50%, 04/15/24		200	250
			7,756,767
Retail REITs — 0.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27 (b)		286	271,220
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom, Inc., 5.00%, 04/15/30 (g)		10,970	10,972,877
Entegris, Inc., 4.75%, 04/15/29 (b)		2	1,915
Lam Research Corp., 4.88%, 03/15/49 (g)		875	785,476
NVIDIA Corp. (g)
3.50%, 04/01/50		2,785	2,069,495
3.70%, 04/01/60		1,760	1,298,475
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.40%, 06/01/27		750	742,110
3.40%, 05/01/30		1,755	1,607,896
QUALCOMM, Inc.
4.30%, 05/20/47 (g)		3,500	2,891,512
6.00%, 05/20/53		1,993	2,083,191
TSMC Global Ltd., 2.25%, 04/23/31 (h)		250	212,195
			22,665,142
Software — 3.0%
AthenaHealth Group, Inc., 6.50%, 02/15/30 (b)		3,961	3,764,321
Camelot Finance SA, 4.50%, 11/01/26 (b)		1,176	1,142,779
Capstone Borrower, Inc., 8.00%, 06/15/30 (b)		717	742,174
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29 (b)(g)		640	649,226
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29 (b)		765	755,965
Clarivate Science Holdings Corp. (b)(g)
3.88%, 07/01/28		1,831	1,705,672
4.88%, 07/01/29		1,122	1,045,941
Cloud Software Group, Inc. (b)
6.50%, 03/31/29		3,634	3,566,927
9.00%, 09/30/29 (g)		3,723	3,779,938
8.25%, 06/30/32		2,744	2,827,831
Dun & Bradstreet Corp., 5.00%, 12/15/29 (b)(g)		592	563,755
Elastic NV, 4.13%, 07/15/29 (b)		718	665,634
Ellucian Holdings, Inc., 6.50%, 12/01/29 (b)		661	661,280
Fair Isaac Corp., 4.00%, 06/15/28 (b)		393	370,847
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL (b)
4.63%, 05/01/28		205	188,148
8.75%, 05/01/29		219	223,898
Oracle Corp. (g)
3.95%, 03/25/51		4,425	3,277,622
5.55%, 02/06/53		1,280	1,209,335
Playtika Holding Corp., 4.25%, 03/15/29 (b)		114	103,341
PTC, Inc. (b)
3.63%, 02/15/25		166	165,553
4.00%, 02/15/28		365	345,639
SS&C Technologies, Inc. (b)
5.50%, 09/30/27		2,247	2,225,455
6.50%, 06/01/32		1,008	1,016,803
Security		Par (000)	Value
Software (continued)
Twilio, Inc.
3.63%, 03/15/29	USD	259	$ 238,191
3.88%, 03/15/31		558	500,444
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (b)		345	313,527
			32,050,246
Specialty Retail (b) — 0.1%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/29		1,067	1,031,427
Staples, Inc., 10.75%, 09/01/29		303	298,087
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31		237	211,279
			1,540,793
Technology Hardware, Storage & Peripherals — 0.3%
Dell International LLC/EMC Corp., 8.35%, 07/15/46 (g)		1,005	1,278,288
Diebold Nixdorf, Inc., 7.75%, 03/31/30 (b)		209	214,550
NCR Atleos Corp., 9.50%, 04/01/29 (b)		89	96,414
Seagate HDD Cayman
8.25%, 12/15/29		589	627,575
8.50%, 07/15/31		701	749,621
			2,966,448
Textiles, Apparel & Luxury Goods (b) — 0.1%
Crocs, Inc., 4.13%, 08/15/31		244	212,284
Hanesbrands, Inc.
4.88%, 05/15/26		196	192,957
9.00%, 02/15/31		21	22,383
Levi Strauss & Co., 3.50%, 03/01/31		462	404,068
S&S Holdings LLC, 8.38%, 10/01/31		107	107,757
			939,449
Tobacco (g) — 2.1%
Altria Group, Inc., 10.20%, 02/06/39		13,392	18,518,332
BAT Capital Corp., 4.54%, 08/15/47		1,999	1,576,468
Reynolds American, Inc., 5.85%, 08/15/45		2,335	2,223,286
			22,318,086
Trading Companies & Distributors (b) — 0.2%
American Builders & Contractors Supply Co., Inc., 3.88%, 11/15/29		24	21,770
BCPE Empire Holdings, Inc., 7.63%, 05/01/27		614	611,783
Gates Corp., 6.88%, 07/01/29		419	426,214
H&E Equipment Services, Inc., 3.88%, 12/15/28 (g)		132	120,640
Resideo Funding, Inc.
4.00%, 09/01/29		97	87,864
6.50%, 07/15/32 (g)		578	578,721
			1,846,992
Transportation Infrastructure — 0.6%
FedEx Corp., 5.25%, 05/15/50 (g)		6,000	5,489,192
GN Bondco LLC, 9.50%, 10/15/31 (b)(g)		218	229,552
SF Holding Investment 2021 Ltd., 2.38%, 11/17/26 (h)		200	190,804
			5,909,548
Total Corporate Bonds — 110.1% (Cost: $1,177,616,196)			1,158,009,814
Fixed Rate Loan Interests
Advertising Agencies — 0.0%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27 (d)		130	127,725
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27 (d)	USD	8	$ 7,947
IT Services — 0.1%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 11/01/31 (d)		257	257,000
Software — 0.0%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		145	145,816
Total Fixed Rate Loan Interests — 0.1% (Cost: $538,915)			538,488
Floating Rate Loan Interests (a)
Advertising Agencies — 0.0%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.47%, 08/23/28		84	83,899
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.52%, 02/07/31		18	18,090
			101,989
Aerospace & Defense — 0.2%
Barnes Group, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 09/03/30		175	174,846
2024 Term Loan B, 12/10/31 (n)		72	71,964
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/31/30		141	141,429
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29		159	158,813
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31		238	238,819
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31		91	91,194
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.83%, 04/21/31		162	162,912
Propulsion BC Finco SARL, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 09/14/29		29	28,955
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 11/21/31		45	45,034
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 02/28/31		548	549,212
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/19/32		254	254,759
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 03/22/30		41	40,796
			1,958,733
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 03/17/30		43	43,188
Security		Par (000)	Value
Automobile Components — 0.1%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/06/30	USD	466	$ 467,654
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.62%, 11/17/28		166	160,923
			628,577
Automobiles — 0.0%
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/08/28		22	20,260
Banks — 0.1%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 08/02/28 (d)		433	436,317
Beverages — 0.1%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 01/24/30		225	74,673
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.43%, 01/24/29		377	244,039
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 03/31/28		121	121,538
			440,250
Broadline Retail — 0.0%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.09%, 11/08/27		255	256,754
Building Materials — 0.2%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.84%, 05/17/28		123	99,300
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 09/19/31		118	118,073
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.71%, 11/03/28		447	449,382
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 11/23/27		80	77,628
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.86%, 10/02/28		61	61,814
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31		187	187,379
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30		293	294,058
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.36%, 03/08/29		95	93,739
Oscar AcquisitionCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29		149	146,835
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.11%, 12/14/27		62	63,048
Quikrete Holdings, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 04/14/31		98	98,145
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 03/19/29		74	73,787
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 04/02/29 (d)		66	66,500

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/22/28	USD	25	$ 24,666
Summit Materials LLC, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.15%, 01/12/29		90	89,566
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 08/05/31		373	373,487
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.47%, 10/04/28		97	96,981
			2,414,388
Building Products — 0.1%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/19/28		222	222,512
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.59%, 01/29/31		325	319,048
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 06/17/31		67	67,359
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/12/30		39	39,557
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 10/19/29		456	456,231
			1,104,707
Capital Markets — 0.1%
Advisor Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/17/28		160	160,097
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/09/30		82	82,275
CPI Holdco B LLC, 2024 Incremental Term Loan B, 05/17/31 (n)		108	107,865
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.08%, 04/09/27		395	385,349
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.34%, 04/07/28		135	128,463
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/07/28		127	128,178
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 06/27/29		20	20,043
Focus Financial Partners LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 09/15/31		180	182,019
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/31/30		15	14,976
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.40%, 12/15/31		119	118,174
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 10/21/31		102	102,319
			1,429,758
Chemicals — 0.3%
Advancion Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.46%, 11/24/27		73	72,744
Security		Par (000)	Value
Chemicals (continued)
Arc Falcon I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.60%), 7.96%, 09/30/28	USD	82	$ 82,785
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.10%, 08/27/26		54	46,144
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 12/20/29		178	178,333
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 08/18/28		146	146,743
Derby Buyer LLC, 2024 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.37%, 11/01/30		316	317,201
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 8.96%, 10/04/29		18	18,036
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.84%, 06/12/31		213	213,409
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 12/18/30		245	244,784
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.36%, 02/15/30		121	121,389
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.35%, 07/03/28		171	167,041
INEOS Quattro Holdings U.K. Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 10/01/31 (d)		75	75,656
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 02/18/30		71	71,536
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 10/15/28		234	235,392
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 11/21/31 (d)		109	109,273
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.36%, 03/29/28 (d)		282	285,047
Nouryon Finance BV, 2024 USD Term Loan B1, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.66%, 04/03/28		160	161,163
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 8.19%, 12/31/26		223	190,134
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.36%, 12/31/26		25	25,674
Paint Intermediate III, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 10/09/31		70	70,263
Sparta U.S. HoldCo LLC, 2024 Term Loan B, 08/02/30 (n)		231	231,940
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 09/22/28		197	198,717
			3,263,404
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies — 0.6%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3- mo. CME Term SOFR + 4.51%), 9.10%, 08/16/29	USD	245	$ 247,185
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.97%, 02/04/28		242	243,279
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 05/12/28		608	609,178
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 01/03/29		170	169,964
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.22%, 08/06/27		70	68,772
AVSC Holding Corp., 2020 Term Loan B1, (1-mo. CME Term SOFR at 1.00% Floor + 3.50%), 7.96%, 03/03/25		21	21,571
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.27%, 10/16/31		242	244,363
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/31/31		556	557,808
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 11/24/28		230	230,128
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1- mo. CME Term SOFR + 2.75%), 7.11%, 01/31/31		278	277,789
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.27%, 02/23/29		222	209,724
CHG Healthcare Services Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 09/29/28		182	182,299
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 10/01/31		428	429,571
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 07/06/29		83	83,860
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31 (d)		51	51,127
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.34%, 04/29/29		85	74,930
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 02/01/29		112	112,203
Grant Thornton Advisors Holdings LLC, 2024 Term Loan B, 06/02/31 (n)		16	15,613
Grant Thornton Advisors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 06/02/31		44	43,854
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.97%, 06/30/28		124	111,393
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.97%, 06/30/28		24	21,843
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.84%, 06/12/30		103	104,288
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.59%, 08/11/28	USD	27	$ 26,889
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.86%, 05/04/28		335	336,643
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.44%, 11/15/31		216	216,203
OMNIA Partners LLC, 2024 Term Loan B, 07/25/30 (n)		85	84,924
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/26/31		97	97,707
Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.52%, 10/13/30		109	109,621
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/19/31		75	75,089
Reworld Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28		37	36,807
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 11/14/30		11	10,966
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 10/04/30		192	193,218
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31		205	204,366
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31		314	312,904
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.46%, 11/02/27		59	57,094
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 11/30/30		74	73,984
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.76%, 02/22/31		153	153,096
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.69%, 12/17/28		110	69,121
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 01/30/31		326	327,203
			6,496,577
Construction & Engineering — 0.2%
AECOM, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/18/31		156	157,452
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.22%, 09/22/28		152	152,828
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 09/22/28		156	157,266
Arcosa Inc, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 08/12/31		103	103,730
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.07%, 08/01/30		518	502,355

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Construction & Engineering (continued)
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.00%, 07/01/31	USD	185	$ 184,979
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 07/01/31		267	267,350
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.84%, 11/03/31		43	43,135
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.13%, 10/17/31		38	38,190
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 7.96%, 12/16/27		61	61,322
			1,668,607
Consumer Finance — 0.0%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.36%, 05/19/31		219	217,828
Containers & Packaging — 0.1%
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.53%, 11/29/30		509	511,023
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.46%, 10/29/28		174	167,725
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.59%, 04/15/27		158	158,731
Pregis TopCo LLC, 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.36%, 07/31/26		77	77,610
Trident TPI Holdings, Inc., 2024 Term Loan B7, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.19%, 09/15/28		148	149,611
			1,064,700
Distributors — 0.0%
TMK Hawk Parent Corp.
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31		2	1,182
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.59%, 06/30/29		71	37,625
			38,807
Diversified Consumer Services — 0.0%
Veritas U.S., Inc., 2024 Priority Term Loan, (Prime at 1.00% Floor + 11.50%), 19.25%, 12/09/29 (d)		24	23,599
Diversified REITs — 0.0%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/25/31		197	196,976
Diversified Telecommunication Services — 0.2%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.43%, 01/31/26 (d)		245	226,712
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.15%, 08/15/28		286	229,082
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.37%, 10/24/30	USD	202	$ 202,329
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.86%, 09/27/29		124	108,503
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.22%, 04/30/28		63	59,221
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.61%, 09/20/30		90	89,889
Level 3 Financing, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/29		90	91,308
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/30		90	91,955
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/29		100	94,078
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/30		103	95,292
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.36%, 06/01/28		12	11,526
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.36%), 8.72%, 09/01/28		46	40,417
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 9.06%, 05/30/30		73	65,050
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.97%, 03/02/29		148	132,496
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.47%, 03/09/27		649	607,027
			2,144,885
Electric Utilities — 0.1%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 07/31/30		230	229,559
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31		79	79,102
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.76%, 12/15/27		225	225,868
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.11%, 05/22/31		37	37,121
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 04/16/31		197	196,629
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.47%, 01/21/28		125	125,838
Talen Energy Supply LLC, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.02%, 12/11/31		42	42,105
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 10/03/31		83	82,930
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 6.11%, 12/20/30		169	168,570
			1,187,722
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electrical Equipment — 0.1%
Generac Power Systems, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 07/03/31 (d)	USD	40	$ 40,099
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.19%, 03/02/27		362	361,808
WEC U.S. Holdings, Inc, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.80%, 01/27/31		205	205,462
			607,369
Electronic Equipment, Instruments & Components — 0.1%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.09%, 06/20/31		56	55,790
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 07/02/29		235	235,650
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR + 2.86%), 7.22%, 07/31/28		26	25,695
Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/22/29		380	380,850
			697,985
Entertainment — 0.4%
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.14%, 10/02/28		187	176,884
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/31		539	539,585
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/30		115	115,102
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.46%, 03/17/28 (d)		181	180,876
Crown Finance US, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.80%, 12/02/31		60	59,925
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/30/31		228	228,179
2024 Term Loan B2, 09/10/31 (n)		114	114,016
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/31/30		93	93,630
Flutter Entertainment PLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/30		460	458,094
Herschend Entertainment Co. LLC, 2021 Term Loan, 08/27/28 (n)		23	23,267
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.63%, 04/14/29		198	198,908
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.22%, 10/19/26		321	320,452
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 11/12/29		235	232,286
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 06/25/31		91	90,886
Security		Par (000)	Value
Entertainment (continued)
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 05/03/29	USD	192	$ 192,247
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.59%, 04/04/29		74	73,926
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 12/04/31		55	54,781
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/01/31		100	99,655
UFC Holdings, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.77%, 11/21/31		231	231,998
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.22%, 05/18/25		455	455,050
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 01/24/31		438	436,686
			4,376,433
Environmental, Maintenance & Security Service — 0.1%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR + 3.75%), 8.08%, 10/24/30 (d)		86	87,237
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/09/28		159	160,346
Filtration Group Corp., 2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 10/21/28		423	425,722
GFL Environmental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.61%, 07/03/31		96	95,864
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.34%, 10/17/30		87	86,942
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28		445	445,871
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.71%, 03/09/28		124	61,854
Reworld Holding Corp
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28		82	81,703
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28		6	6,277
Reworld Holding Corp., 2024 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28		2	2,022
			1,453,838
Financial Services — 0.0%
Castlelake Aviation One LLC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 10/22/27		79	79,559

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Castlelake Aviation One LLC (continued)
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 10/22/26	USD	252	$ 251,811
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/05/28		75	75,214
			406,584
Food Products — 0.2%
8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 8.22%, 10/01/25		132	129,111
Aramark Services, Inc.
2024 Term Loan B7, (1-mo. CME Term SOFR + 2.00%), 6.36%, 04/06/28		113	113,367
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 06/22/30		240	241,245
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 7.72%, 10/25/27		579	582,915
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.11%, 10/25/27		92	92,732
Froneri U.S., Inc., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 09/17/31		556	556,130
H-Food Holdings LLC, 2018 Term Loan B, (Defaulted), 0.00%, 05/23/25 (e)(m)		51	25,376
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29		74	73,660
U.S. Foods, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/03/31		165	165,843
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/22/28		82	82,734
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.11%, 01/20/28		309	308,899
			2,372,012
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/10/31		559	557,242
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.52%, 08/20/29		51	21,020
			578,262
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.46%, 11/08/27		23	22,799
Bausch & Lomb Corp.
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28		111	111,015
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.69%, 05/10/27		315	316,265
Security		Par (000)	Value
Health Care Equipment & Supplies (continued)
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.62%, 10/19/27	USD	74	$ 73,598
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.61%, 10/23/28		904	906,563
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.84%, 05/30/31		289	289,457
			1,719,697
Health Care Providers & Services — 0.2%
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 07/28/31 (d)		50	50,187
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.11%, 11/01/28		308	309,224
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.10%), 5.72%, 11/30/28		159	123,091
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.37%, 08/31/28		57	57,154
Fortrea Holdings, Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30 (d)		22	21,739
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28		57	57,501
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 01/02/31		157	158,355
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.19%, 11/01/28		116	81,019
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 11/15/28		349	350,609
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28		14	14,326
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.43%, 11/18/27		61	60,997
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/27/30		192	187,512
Surgery Center Holdings, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.09%, 12/19/30		155	156,494
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.86%, 01/08/27		117	117,446
			1,745,654
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/18/30		79	78,979
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure — 0.4%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 09/20/30	USD	275	$ 273,412
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.01%), 8.60%, 02/02/26		268	171,862
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 05/31/30		149	150,219
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.11%, 08/08/27		86	86,594
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.47%, 07/22/30		292	290,276
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.46%, 12/01/28		74	72,522
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 01/27/29		631	632,321
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 11/30/29		435	435,580
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.09%, 11/01/29		159	158,512
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.09%, 11/08/30		330	331,758
IRB Holding Corp, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.86%, 12/15/27		235	234,854
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 01/05/29		56	55,866
Sabre GLBL, Inc.
2021 Term Loan B1, 12/17/27 (n)		28	29,453
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27		16	14,698
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.46%, 06/30/28		7	6,410
2024 Term Loan B1, (1-mo. CME Term SOFR at 1.50% Floor + 6.10%), 10.46%, 11/15/29		128	129,906
2024 Term Loan B2, 11/15/29 (d)(n)		39	36,032
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.38%, 03/14/31		343	342,577
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 08/03/28		413	413,451
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 05/24/30		158	158,072
			4,024,375
Household Durables — 0.1%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.05%, 07/31/28		222	222,443
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.02%, 02/26/29		361	359,861
Security		Par (000)	Value
Household Durables (continued)
Springs Windows Fashions, LLC (d)
2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.47%, 10/06/28	USD	294	$ 263,187
2024 FLFO Delayed Draw Term Loan, 12/19/29 (n)		41	40,765
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, 12/19/29 (d)(n)		31	30,650
Tempur Sealy International, Inc., 2024 Term Loan B, (1-mo. SOFR + 2.50%), 6.81%, 10/24/31		75	75,117
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 10/30/27		402	400,412
			1,392,435
Insurance — 0.5%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 09/19/31		852	853,166
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 6.72%, 02/19/28		383	383,844
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.34%, 12/06/31		342	341,220
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 02/14/31		650	650,480
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.72%, 12/23/26		239	239,160
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/31/28		175	170,501
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/20/29		44	42,364
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.71%, 08/19/28		74	73,815
Baldwin Insurance Group Holdings LLC
2024 Repriced Term Loan B, 05/26/31 (n)		34	34,149
2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.61%, 05/26/31		87	87,609
HUB International Ltd., 2024 1st Lien Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.37%, 06/20/30		543	546,151
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 02/15/31		219	219,814
Jones DesLauriers Insurance Management, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.82%, 03/15/30		142	142,819
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/15/31		272	272,343
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.59%, 07/31/31		508	510,471
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 05/06/31		195	195,207
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 05/06/32		56	57,524

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Insurance (continued)
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/30	USD	130	$ 129,998
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/29		428	427,117
			5,377,752
Interactive Media & Services — 0.0%
MH Sub I LLC
2023 Term Loan, 05/03/28 (n)		94	92,870
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 05/03/28		138	139,435
			232,305
Internet Software & Services — 0.2%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.09%, 08/15/29		142	130,907
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/12/29		445	443,166
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.11%, 05/30/31		208	207,805
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/09/29		213	213,398
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 08/31/28		639	641,558
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.11%, 03/15/30		550	550,061
			2,186,895
IT Services — 0.2%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/29/31		238	237,008
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.43%, 11/01/31 (d)		595	600,950
Epicor Software Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.11%, 05/30/31		167	168,311
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 06/27/31		75	74,953
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.60%, 07/27/28		54	50,003
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 6.25% PIK), 12.60%, 07/27/28 (i)		68	40,203
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.75%), 11.15%, 07/27/28		21	21,492
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 5.50% PIK), 11.85%, 07/27/28 (e)(i)(m)		119	39,958
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.37%, 03/01/29		361	361,236
Security		Par (000)	Value
IT Services (continued)
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.36%, 02/01/29	USD	93	$ 74,474
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/01/28		328	304,790
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 08/31/28		474	474,899
			2,448,277
Machinery — 0.2%
Arcline FM Holdings, LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28		296	297,054
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.09%, 03/15/30		67	67,722
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/14/28 (d)		56	56,001
Doosan Bobcat North America, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29		52	51,961
GrafTech Global Enterprises, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.33%, 11/11/29		145	138,012
Madison Safety & Flow LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 09/26/31		52	52,210
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 04/05/29		266	268,225
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 02/15/29		551	555,747
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30		533	536,532
			2,023,464
Media — 0.2%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.59%, 12/07/30		155	154,466
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.78%, 12/15/31		150	149,714
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 6.97%, 09/01/28		93	92,540
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.19%, 04/15/27		286	263,270
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.85%, 08/02/27		143	143,560
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.80%, 06/04/29		45	42,275
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.00%), 9.36%, 06/30/28		123	124,052
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
NEP Group, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 9.22%, 08/19/26 (i)	USD	164	$ 148,814
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 09/25/26		371	323,662
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 8.21%, 04/21/29		68	54,800
Speedster Bidco GmbH, 2024 USD Term Loan B, 10/17/31 (n)		299	299,499
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 3.04%), 7.44%, 01/31/29		27	27,546
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.76%, 01/31/29		225	223,524
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.01%, 04/30/28		126	125,323
			2,173,045
Metals & Mining — 0.0%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/13/29		32	32,228
Oil, Gas & Consumable Fuels — 0.1%
EG America LLC, 2024 Term Loan B, 02/07/28 (n)		47	47,722
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.38%, 12/21/28		394	395,616
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 7.09%, 10/04/30		34	34,022
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 8.96%, 09/19/29		25	25,501
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.59%, 10/27/28		164	155,901
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.11%, 02/03/31		83	82,722
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 07/25/31 (d)		23	23,172
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.51%, 10/05/28		359	361,098
			1,125,754
Paper & Forest Products — 0.0%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.21%, 09/07/27		285	285,703
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.63%, 04/20/28		167	171,323
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 03/21/31		299	299,550
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27		299	298,017
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.96%, 06/04/29		166	166,458
Security		Par (000)	Value
Passenger Airlines (continued)
American Airlines, Inc. (continued)
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.62%, 02/15/28	USD	160	$ 161,164
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 9.85%, 08/27/29		102	102,402
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.63%, 02/22/31		149	148,896
			1,347,810
Pharmaceuticals — 0.2%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.86%, 05/04/28		121	123,826
Bausch Health Americas, Inc., 2022 Term Loan B, (1- mo. CME Term SOFR + 5.35%), 9.71%, 02/01/27		127	123,361
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.40%, 08/01/27		200	199,629
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.43%, 10/01/27		266	257,173
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/05/28		408	408,845
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 10/27/28		126	126,416
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.62%, 05/19/31		119	119,569
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 04/20/29		81	81,422
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 08/01/31		61	61,795
			1,502,036
Professional Services — 0.0%
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/28/28		313	312,016
Real Estate Management & Development — 0.1%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.97%, 06/04/29		100	97,000
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 06/02/28		337	332,526
Cushman & Wakefield U.S. Borrower, LLC (d)
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 01/31/30		63	63,297
2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 01/31/30		74	74,553
			567,376
Semiconductors & Semiconductor Equipment — 0.0%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/06/29		94	94,736
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.59%, 08/17/29		225	225,429
			320,165

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software — 1.1%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 02/24/31	USD	489	$ 492,895
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 6.68%, 05/24/29		11	11,540
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 02/15/29		452	452,330
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 04/30/31		110	109,931
BCPE Pequod Buyer, Inc., USD Term Loan B, 11/25/31 (n)		158	159,157
Boxer Parent Co., Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.34%, 07/30/31		170	171,256
Capstone Borrower, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 06/17/30		77	77,703
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 6.72%, 09/21/28		376	376,914
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 07/06/29		466	458,588
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29		629	629,905
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 03/21/31		370	370,859
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 10/08/29		113	110,599
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 10/08/28		305	303,722
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.30%, 05/01/31		358	359,169
Dayforce, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.09%, 02/26/31 (d)		340	342,107
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.61%, 06/26/31		101	97,473
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.60%, 01/18/29		1,196	1,196,445
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 10/09/29		313	315,205
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.11%, 11/15/32		71	72,184
Flexera Software LLC, 2024 1st Lien Term Loan, 03/03/28 (n)		60	60,338
Genesys Cloud Services Holdings II LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.36%, 12/01/27		562	566,437
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/27/28		415	416,834
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 06/17/31		294	294,021
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.61%, 06/17/32		71	70,069
Security		Par (000)	Value
Software (continued)
Modena Buyer LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/01/31	USD	110	$ 106,228
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 12/17/27		36	36,035
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.22%, 03/13/28		227	227,062
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/03/31		131	131,153
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.85%, 06/02/28		619	619,859
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/30 (n)		35	35,202
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.15%, 07/16/31		218	219,461
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/28/30 (d)		204	205,320
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.59%, 04/24/28		340	338,737
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, 05/12/28 (n)		50	50,125
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/09/31		356	356,742
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.62%, 02/10/31		511	514,519
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.12%, 04/12/31		328	330,092
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, 10/22/29 (n)		84	84,570
Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/26/31		196	196,490
			10,967,276
Specialty Retail — 0.0%
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/23/31		65	64,935
Peer Holding III B.V., 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/01/31		97	97,394
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/11/28		113	112,747
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.71%, 10/20/28		43	42,966
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.97%, 10/20/28		90	88,554
			406,596
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Technology Hardware, Storage & Peripherals — 0.0%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28	USD	503	$ 335,934
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28		77	51,797
			387,731
Textiles, Apparel & Luxury Goods — 0.0%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.59%, 12/21/28		187	187,920
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.72%, 11/24/28 (d)		86	85,513
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.11%, 03/08/30 (d)		23	23,197
			296,630
Trading Companies & Distributors — 0.2%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31		205	205,398
Core & Main LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 07/27/28		472	472,160
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.38%, 02/09/31		92	92,476
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 07/02/31		182	181,542
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.11%, 06/04/31		177	176,732
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.60%, 10/28/27		180	151,938
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 06/20/31		212	212,870
			1,493,116
Transportation Infrastructure — 0.0%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.71%, 12/15/26		120	119,450
Total Floating Rate Loan Interests — 7.4% (Cost: $78,704,577)			78,197,274
Foreign Agency Obligations
Brazil — 0.5%
Brazilian Government International Bond, 5.00%, 01/27/45		6,525	4,821,975
China — 0.0%
China Development Bank/Hong Kong, 2.00%, 02/16/27 (h)		200	190,982
Export-Import Bank of China, 3.38%, 03/14/27 (h)		200	196,374
			387,356
Security		Par (000)	Value
Colombia — 0.3%
Colombia Government International Bond, 5.63%, 02/26/44 (g)	USD	4,000	$ 2,962,000
Hong Kong — 0.0%
Airport Authority, 3.25%, 01/12/52		200	144,524
India — 0.0%
Export-Import Bank of India, 3.88%, 02/01/28 (h)		200	193,160
Indonesia — 0.2%
Indonesia Government International Bond
4.65%, 09/20/32		250	238,125
4.85%, 01/11/33		200	193,000
5.25%, 01/17/42 (h)		200	192,500
4.75%, 07/18/47 (g)(h)		200	179,750
3.70%, 10/30/49		200	148,250
3.50%, 02/14/50 (g)		200	143,250
Perusahaan Penerbit SBSN Indonesia III (h)
1.50%, 06/09/26		200	189,966
4.40%, 06/06/27		200	197,375
			1,482,216
Mexico — 0.4%
Mexico Government International Bond, 4.75%, 03/08/44		5,800	4,413,437
Pakistan — 0.1%
Pakistan Government International Bond (h)
6.00%, 04/08/26		450	422,928
7.38%, 04/08/31		200	166,500
			589,428
Philippines — 0.0%
Philippines Government International Bond
3.70%, 03/01/41		300	238,500
2.65%, 12/10/45		200	126,250
			364,750
Republic of Korea — 0.0%
Korea National Oil Corp., 4.88%, 04/03/29		200	198,228
Saudi Arabia — 0.0%
Saudi Government International Bond (h)
4.00%, 04/17/25		200	199,254
4.50%, 10/26/46		200	161,500
			360,754
South Korea — 0.1%
Export-Import Bank of Korea, 1.63%, 01/18/27		200	188,640
Korea Development Bank
2.00%, 02/24/25		200	199,128
4.38%, 02/15/33		200	189,668
Korea Expressway Corp., 1.13%, 05/17/26		200	189,958
			767,394
United Arab Emirates — 0.0%
Sharjah Sukuk Program Ltd., 6.09%, 03/19/34 (h)		250	257,363

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Uruguay — 0.3%
Uruguay Government International Bond, 5.10%, 06/18/50 (g)	USD	3,500	$ 3,214,531
Total Foreign Agency Obligations — 1.9% (Cost: $24,251,962)			20,157,116

	Shares
Investment Companies
Fixed Income Funds — 0.3%
Invesco Senior Loan ETF (o)	170,000	3,581,900
Total Investment Companies — 0.3% (Cost: $3,564,062)		3,581,900

		Par (000)
Municipal Bonds
New York — 1.0%
Metropolitan Transportation Authority, RB, BAB, 6.55%, 11/15/31 (g)	USD	9,980	10,376,575
Total Municipal Bonds — 1.0% (Cost: $9,814,232)			10,376,575
Preferred Securities
Capital Trusts — 11.0%
Automobiles — 0.2%
General Motors Financial Co., Inc., Series C, 5.70% (a)(j)		2,565	2,492,751
Banks — 4.7%
Bangkok Bank PCL/Hong Kong, 4.00% (a)(h)(j)		300	285,375
Barclays PLC (a)(j)
4.38%		1,630	1,465,917
9.63%		3,340	3,675,239
Citigroup, Inc. (a)(j)
Series BB, 7.20%		6,750	7,001,228
Series EE, 6.75%		3,200	3,173,974
HDFC Bank Ltd., 3.70% (a)(h)(j)		200	190,438
Industrial & Commercial Bank of China Ltd., 3.20% (a)(h)(j)		300	291,300
JPMorgan Chase & Co., 8.75%, 09/01/30 (g)		2,000	2,353,261
Lloyds Banking Group PLC, 7.50% (a)(j)		8,285	8,350,178
Macquarie Bank Ltd., 6.13% (a)(b)(j)		1,885	1,900,367
Mitsubishi UFJ Financial Group, Inc., 8.20% (a)(j)		425	465,850
NatWest Group PLC (a)(j)
8.13%		5,275	5,618,017
8.00%		970	978,697
Nordea Bank Abp, 6.63% (a)(b)(j)		5,540	5,556,742
PNC Financial Services Group, Inc. (a)(j)
Series V, 6.20% (g)		5,529	5,552,836
Series W, 6.25%		1,250	1,261,768
Rizal Commercial Banking Corp., 6.50% (a)(h)(j)		700	697,375
Standard Chartered PLC, 7.88% (a)(h)(j)		400	416,500
			49,235,062
Security		Par (000)	Value
Capital Markets (a)(j) — 2.0%
Goldman Sachs Group, Inc., Series Y, 6.13%	USD	10,925	$ 10,784,224
UBS Group AG (b)
7.75%		4,845	5,047,056
Series NC10, 9.25%		4,807	5,508,490
			21,339,770
Electric Utilities — 0.8%
PPL Capital Funding, Inc., Series A, 7.25%, 03/30/67 (a)		8,300	8,303,900
Energy Equipment & Services — 0.5%
Venture Global LNG, Inc., 9.00% (a)(b)(j)		4,446	4,648,488
Financial Services (a)(h)(j) — 0.0%
NWD Finance BVI Ltd., 4.13%		209	72,105
Royal Capital BV, 5.00%		200	198,500
			270,605
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp., 7.00% (a)(b)(j)		1,255	1,262,157
Insurance — 1.8%
ACE Capital Trust II, 9.70%, 04/01/30 (g)		7,000	8,353,079
Equitable of Iowa Cos Capital Trust II, Series B, 8.42%, 04/01/27		5,000	4,731,270
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52 (a)(h)		200	202,250
MetLife, Inc., 6.40%, 12/15/66 (g)		5,000	5,096,590
			18,383,189
Multi-Utilities — 0.2%
Dominion Energy, Inc., Series B, 7.00%, 06/01/54 (a)		1,810	1,911,331
Oil, Gas & Consumable Fuels — 0.2%
Enterprise Products Operating LLC, 7.54%, 06/01/67 (a)		2,500	2,474,991
Passenger Airlines (a)(h)(j) — 0.0%
Airport Authority
2.10%		200	193,432
2.40%		200	184,850
			378,282
Wireless Telecommunication Services — 0.5%
Vodafone Group PLC, 7.00%, 04/04/79 (a)		4,745	4,859,216
			115,559,742

	Shares
Preferred Stocks — 0.5% (e)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	23	4,532
Interactive Media & Services — 0.5%
ByteDance Ltd., Series E-1, (Acquired 11/11/20, Cost: $3,189,595) (d)(f)	29,109	5,259,996
IT Services — 0.0%
Veritas Kapital Assurance PLC, Series G (d)	214	4,286
Software — 0.0%
Veritas Kapital Assurance PLC, Series G (d)	310	6,208
		5,275,022
Total Preferred Securities — 11.5% (Cost: $116,053,624)		120,834,764
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)
(Percentages shown are based on Net Assets)
Security	Shares	Value
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (e)	321	$ —
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 147.8% (Cost: $1,571,038,640)		1,554,251,745
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.36% (o)(p)	6,317,936	6,317,936
Total Short-Term Securities — 0.6% (Cost: $6,317,936)		6,317,936
Options Purchased — 0.0% (Cost: $1,488,890)		562,100
Total Investments Before Options Written — 148.4% (Cost: $1,578,845,466)		1,561,131,781
Options Written — (0.0)% (Premiums Received: $(829,772))		(351,313)
Total Investments, Net of Options Written — 148.4% (Cost: $1,578,015,694)		1,560,780,468
Liabilities in Excess of Other Assets — (48.4)%		(509,289,852)
Net Assets — 100.0%		$ 1,051,490,616

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,349,042, representing 0.5% of its net assets as of period end, and an original cost of $3,298,080.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Perpetual security with no stated maturity date.
(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Trust.
(p)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 16,341,334	$ —	$ (10,023,398) (a)	$ —	$ —	$ 6,317,936	6,317,936	$ 570,389	$ —

(a)	Represents net amount purchased (sold).
Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	4.49% (b)	07/10/24	Open	$ 276,581	$ 283,605	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/10/24	Open	139,338	142,876	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/16/24	Open	186,775	191,347	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	07/17/24	Open	342,210	350,420	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	07/17/24	Open	373,000	381,948	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	07/17/24	Open	284,816	291,662	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	07/17/24	Open	484,844	496,498	Corporate Bonds	Open/Demand
BNP Paribas SA	4.46 (b)	07/17/24	Open	331,038	338,995	Corporate Bonds	Open/Demand
BNP Paribas SA	4.48 (b)	07/17/24	Open	717,421	734,732	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	07/17/24	Open	548,616	561,880	Corporate Bonds	Open/Demand

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas SA	4.49% (b)	07/17/24	Open	$ 361,848	$ 370,595	Corporate Bonds	Open/Demand
BNP Paribas SA	4.60 (b)	07/17/24	Open	720,338	737,418	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	07/26/24	Open	351,975	359,760	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/24	Open	157,000	160,186	Corporate Bonds	Open/Demand
BNP Paribas SA	4.44 (b)	08/07/24	Open	198,653	202,809	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/07/24	Open	123,895	126,493	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/07/24	Open	418,898	427,683	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/07/24	Open	543,128	554,519	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	08/07/24	Open	311,036	317,560	Corporate Bonds	Open/Demand
BNP Paribas SA	4.42 (b)	08/14/24	Open	156,600	159,699	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	09/05/24	Open	272,449	277,000	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	09/23/24	Open	93,913	95,191	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	10/03/24	Open	162,616	164,641	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	10/18/24	Open	1,473,422	1,488,464	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/23/24	Open	157,369	158,896	Corporate Bonds	Open/Demand
BNP Paribas SA	4.32 (b)	10/28/24	Open	1,947,000	1,963,944	Corporate Bonds	Open/Demand
BNP Paribas SA	4.35 (b)	10/28/24	Open	2,390,385	2,411,317	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	10/28/24	Open	4,800,000	4,842,900	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	10/28/24	Open	856,879	864,568	Corporate Bonds	Open/Demand
BNP Paribas SA	4.47 (b)	10/28/24	Open	1,033,200	1,042,472	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	984,609	993,480	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	1,559,060	1,573,107	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	1,014,555	1,023,696	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	1,448,080	1,461,127	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	8,617,875	8,695,520	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	10/28/24	Open	939,263	947,725	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	10/28/24	Open	2,445,625	2,467,704	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	10/28/24	Open	4,631,250	4,673,060	Corporate Bonds	Open/Demand
BNP Paribas SA	4.50 (b)	10/28/24	Open	1,227,594	1,238,455	Corporate Bonds	Open/Demand
BNP Paribas SA	4.75 (b)	10/28/24	Open	4,105,698	4,142,763	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	10/31/24	Open	546,026	550,681	Corporate Bonds	Open/Demand
BNP Paribas SA	4.58 (b)	11/07/24	Open	2,864,265	2,886,101	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	11/14/24	Open	643,200	647,265	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	11/14/24	Open	549,475	552,896	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	11/18/24	Open	105,690	106,301	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	11/25/24	Open	66,068	66,378	Corporate Bonds	Open/Demand
BNP Paribas SA	4.45 (b)	12/04/24	Open	860,950	864,097	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.50 (b)	12/04/24	Open	1,708,762	1,715,075	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/04/24	Open	492,748	494,625	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.65 (b)	12/04/24	Open	164,483	165,109	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/04/24	Open	975,012	978,615	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	524,400	526,399	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	200,524	201,288	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.65 (b)	12/04/24	Open	453,713	455,442	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	0.25	12/05/24	01/09/25	1,477,661	1,477,938	Corporate Bonds	Up to 30 Days
Goldman Sachs & Co. LLC	4.35 (b)	12/09/24	Open	1,283,433	1,287,204	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.35 (b)	12/09/24	Open	484,234	485,657	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	12/09/24	Open	827,500	829,985	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.45 (b)	12/09/24	Open	1,905,000	1,910,720	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	12/09/24	Open	221,864	222,512	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	12/09/24	Open	155,447	155,900	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.35 (b)	12/09/24	Open	3,213,204	3,222,648	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	12/09/24	Open	675,684	677,692	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	12/09/24	Open	304,140	305,047	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	12/09/24	Open	1,424,062	1,428,311	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	12/09/24	Open	1,124,750	1,128,106	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	12/09/24	Open	1,328,800	1,332,765	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	12/09/24	Open	335,885	336,887	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	172,250	172,769	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	217,081	217,736	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	517,650	519,211	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	432,075	433,378	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Nomura Securities International, Inc.	4.47% (b)	12/09/24	Open	$ 153,628	$ 154,091	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	810,664	813,108	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	192,660	193,241	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	720,951	723,125	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	306,042	306,965	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	736,499	738,720	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.47 (b)	12/09/24	Open	119,130	119,489	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	141,105	141,531	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	411,250	412,493	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	231,188	231,886	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	614,333	616,189	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	557,371	559,056	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	139,324	139,745	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	976,250	979,200	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	225,363	226,044	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	525,218	526,805	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	571,339	573,065	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	182,009	182,559	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	195,390	195,980	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	519,175	520,744	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	465,431	466,838	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	371,575	372,698	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	185,250	185,810	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	355,665	356,740	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	1,208,625	1,212,277	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	746,306	748,562	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	737,129	739,356	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.48 (b)	12/09/24	Open	167,805	168,312	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.50 (b)	12/09/24	Open	979,541	982,514	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.48 (b)	12/09/24	Open	6,025,469	6,043,677	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	3,799,937	3,811,445	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	4,583,906	4,597,788	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	9,007,425	9,034,702	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	6,933,600	6,954,597	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	3,040,000	3,049,206	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	1,241,581	1,245,341	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	3,150,000	3,159,539	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	2,005,000	2,011,072	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	8,198,750	8,223,579	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	579,065	580,819	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	6,895,112	6,915,993	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	11,275,000	11,309,144	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	4,961,356	4,976,381	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	1,460,636	1,465,060	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	1,609,195	1,614,068	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	3,735,000	3,746,311	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	5,187,912	5,203,623	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	1,538,315	1,542,974	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	2,247,437	2,254,243	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	2,629,687	2,637,651	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	891,756	894,457	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	1,905,000	1,910,769	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	919,431	922,216	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	438,725	440,054	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	1,850,887	1,856,493	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	4,458,094	4,471,594	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	587,125	588,903	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	5,677,500	5,694,693	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	1,145,625	1,149,094	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	4,599,219	4,613,147	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	2,899,260	2,908,040	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	3,408,671	3,418,994	Corporate Bonds	Open/Demand

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
TD Securities (USA) LLC	4.49% (b)	12/09/24	Open	$ 4,957,069	$ 4,972,080	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	1,975,800	1,981,783	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	5,844,150	5,861,848	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	2,468,400	2,475,875	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	14,580,562	14,624,717	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	618,475	620,348	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	851,063	853,640	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	2,410,931	2,418,232	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	791,875	794,273	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	3,601,369	3,612,275	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	876,150	878,803	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	3,990,281	4,002,365	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	4,125,000	4,137,492	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	3,004,706	3,013,806	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	1,305,244	1,309,196	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	2,736,575	2,744,862	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	3,155,625	3,165,181	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	647,800	649,762	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	562,065	563,767	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	4,566,037	4,579,865	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	821,546	824,034	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	1,458,487	1,462,904	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	2,603,125	2,611,008	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	10,640,900	10,673,124	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	652,500	654,476	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	2,892,094	2,900,852	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	585,125	586,897	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	2,312,500	2,319,503	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.49 (b)	12/09/24	Open	3,015,500	3,024,632	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	12/11/24	Open	128,888	129,244	Corporate Bonds	Open/Demand
Morgan Stanley & Co. International PLC	4.15 (b)	12/11/24	Open	866,370	868,594	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.15 (b)	12/11/24	Open	669,329	671,047	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.45 (b)	12/11/24	Open	4,548,187	4,560,657	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	4,787,500	4,800,765	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	11,337,500	11,368,914	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.50 (b)	12/11/24	Open	12,975,000	13,010,952	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.45 (b)	12/12/24	Open	1,842,717	1,847,529	Corporate Bonds	Open/Demand
BNP Paribas SA	4.49 (b)	12/13/24	Open	385,000	385,963	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.50 (b)	12/18/24	Open	5,572,660	5,582,954	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.25	12/20/24	01/09/25	3,420,000	3,424,845	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.30	12/20/24	01/09/25	691,811	692,803	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.35	12/20/24	01/09/25	888,484	889,772	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.40	12/20/24	01/09/25	175,938	176,196	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.45	12/20/24	01/09/25	554,850	555,673	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	321,548	322,030	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	369,340	369,894	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.50	12/20/24	01/09/25	335,045	335,548	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	12/20/24	01/14/25	799,425	800,531	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	12/20/24	01/14/25	423,280	423,866	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	12/20/24	01/14/25	231,743	232,067	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	12/20/24	01/14/25	144,641	144,846	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	12/20/24	01/14/25	492,064	492,761	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	12/20/24	01/14/25	358,781	359,296	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	746,505	747,587	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	3,152,687	3,157,259	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	2,272,500	2,275,795	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	331,875	332,356	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	974,506	975,919	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	973,830	975,242	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	10,780,000	10,795,631	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	4,132,086	4,138,078	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	12/20/24	01/14/25	865,300	866,555	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BofA Securities, Inc.	4.40%	12/20/24	01/14/25	$ 566,354	$ 567,185	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	178,850	179,112	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	1,460,745	1,462,887	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	612,000	612,898	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	183,540	183,809	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	166,500	166,744	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	793,984	795,148	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	1,593,952	1,596,290	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	1,742,300	1,744,855	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	1,176,000	1,177,725	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	1,611,382	1,613,746	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	12/20/24	01/14/25	1,486,457	1,488,638	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	5,265,000	5,272,810	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	79,931	80,050	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	7,171,875	7,182,513	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	255,791	256,171	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	509,603	510,358	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	4,166,594	4,172,774	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	324,075	324,556	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	496,413	497,149	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	3,981,250	3,987,156	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	4,968,860	4,976,230	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	737,568	738,662	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,902,500	1,905,322	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	447,228	447,891	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,260,070	1,261,939	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	629,475	630,409	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,442,731	1,444,871	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,591,012	1,593,372	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,339,614	1,341,601	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	86,364	86,492	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,630,125	1,632,543	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	2,389,774	2,393,319	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	249,060	249,429	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	3,576,807	3,582,113	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	186,930	187,207	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	205,755	206,060	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	1,068,750	1,070,335	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.45	12/20/24	01/14/25	526,575	527,356	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.48	12/20/24	01/14/25	2,790,000	2,794,166	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.48	12/20/24	01/14/25	2,921,250	2,925,612	Capital Trusts	Up to 30 Days
BofA Securities, Inc.	4.49	12/20/24	01/14/25	5,350,950	5,358,959	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	4,294,100	4,300,541	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	6,564,000	6,573,846	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	9,877,687	9,892,504	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	2,709,552	2,713,617	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	5,301,574	5,309,526	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	4,823,350	4,830,585	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	5,818,800	5,827,528	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	4,530,000	4,536,795	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.50	12/20/24	01/14/25	4,595,000	4,601,663	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	3.00	12/20/24	01/31/25	141,238	141,379	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.00	12/20/24	01/31/25	502,742	503,245	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.25	12/20/24	01/31/25	228,719	228,967	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.75	12/20/24	01/31/25	127,087	127,246	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	4.00	12/20/24	01/31/25	162,182	162,398	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	4.15	12/20/24	01/31/25	197,290	197,563	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.37	12/20/24	01/31/25	3,360,250	3,365,145	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.40	12/20/24	01/31/25	2,653,566	2,657,458	Foreign Agency Obligations	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	2,544,931	2,548,706	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.45	12/20/24	01/31/25	4,425,000	4,431,564	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	12/20/24	01/31/25	3,146,644	3,151,353	Corporate Bonds	31 - 90 Days

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	4.49%	12/20/24	01/31/25	$ 1,962,500	$ 1,965,437	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	12/20/24	01/31/25	7,630,000	7,641,420	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	12/20/24	01/31/25	3,043,650	3,048,205	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	12/20/24	01/31/25	9,725,000	9,739,555	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	4.49	12/20/24	01/31/25	3,126,037	3,130,716	Corporate Bonds	31 - 90 Days
Barclays Capital, Inc.	3.75	12/24/24	01/31/25	3,259,137	3,261,853	Corporate Bonds	31 - 90 Days
				$ 534,351,154	$ 536,048,309

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	637	03/20/25	$ 69,274	$ (823,764)
2-Year U.S. Treasury Note	577	03/31/25	118,637	(118,108)
5-Year U.S. Treasury Note	875	03/31/25	93,017	(649,723)
				(1,591,595)
Short Contracts
10-Year U.S. Ultra Long Treasury Note	709	03/20/25	78,921	1,101,992
U.S. Long Bond	787	03/20/25	89,595	2,341,769
Ultra U.S. Treasury Bond	217	03/20/25	25,803	1,178,081
				4,621,842
				$ 3,030,247
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,108,115	EUR	1,999,000	HSBC Bank PLC	03/19/25	$ 30,561
USD	356,923	GBP	282,000	The Bank of New York Mellon	03/19/25	4,089
						$ 34,650
Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	5,621	06/13/25	USD	97.00	USD	1,348,408	$ 562,100
Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3-Month SOFR Future	5,621	06/13/25	USD	97.50	USD	1,348,408	$ (351,313)
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Trust	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.41.V2	5.00%	Quarterly	12/20/28	USD	54,450	$ (4,417,177)	$ (345,313)	$ (4,071,864)
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and Options Written

Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Centrally Cleared Swaps (a)	$ —	$ (345,313)	$ —	$ (4,071,864)	$ —
Options Written	N/A	(829,772)	478,459	—	(351,313)

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 4,621,842	$ —	$ 4,621,842
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	34,650	—	—	34,650
Options purchased Investments at value — unaffiliated (b)	—	—	—	—	562,100	—	562,100
	$ —	$ —	$ —	$ 34,650	$ 5,183,942	$ —	$ 5,218,592
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts (a)	$ —	$ —	$ —	$ —	$ 1,591,595	$ —	$ 1,591,595
Options written Options written at value	—	—	—	—	351,313	—	351,313
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	—	4,071,864	—	—	—	—	4,071,864
	$ —	$ 4,071,864	$ —	$ —	$ 1,942,908	$ —	$ 6,014,772

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ (184,628)	$ —	$ 3,512,521	$ —	$ 3,327,893
Forward foreign currency exchange contracts	—	—	—	122,955	—	—	122,955
Options purchased (a)	—	—	(1,646,211)	—	(752,734)	—	(2,398,945)
Options written	—	—	544,918	—	248,266	—	793,184
Swaps	—	(2,348,337)	—	—	—	—	(2,348,337)
	$ —	$ (2,348,337)	$ (1,285,921)	$ 122,955	$ 3,008,053	$ —	$ (503,250)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ —	$ —	$ 10,441,613	$ —	$ 10,441,613

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 46,511	$ —	$ —	$ 46,511
Options purchased (b)	—	—	148,747	—	(282,118)	—	(133,371)
Options written	—	—	(44,986)	—	264,318	—	219,332
Swaps	—	(1,216,944)	—	—	—	—	(1,216,944)
	$ —	$ (1,216,944)	$ 103,761	$ 46,511	$ 10,423,813	$ —	$ 9,357,141

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 215,922,608
Average notional value of contracts — short	221,072,482
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	2,176,515
Average amounts sold — in USD	— (a)
Options:
Average value of option contracts purchased	1,484,295
Average value of option contracts written	816,802
Credit default swaps:
Average notional value — buy protection	54,450,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 468,938	$ 254,635
Forward foreign currency exchange contracts	34,650	—
Options	562,100 (a)	351,313
Swaps — centrally cleared	—	31,545
Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,065,688	637,493
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(1,031,038)	(637,493)
Total derivative assets and liabilities subject to an MNA	$ 34,650	$ —

(a)	Includes options purchased at value which is included in Investments at value — unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
The following table presents the Trust’s derivative assets by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the
Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)(e)
HSBC Bank PLC	$ 30,561	$ —	$ —	$ —	$ 30,561
The Bank of New York Mellon	4,089	—	—	—	4,089
	$ 34,650	$ —	$ —	$ —	$ 34,650

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.  Net amount may be offset further by the options written receivable/payable on the
Statements of Assets and Liabilities.

Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Credit Allocation Income Trust (BTZ)

(e)	Net amount represents the net amount receivable from the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 162,374,365	$ —	$ 162,374,365
Common Stocks	—	36,383	145,066	181,449
Corporate Bonds	—	1,158,009,814	—	1,158,009,814
Fixed Rate Loan Interests	—	145,816	392,672	538,488
Floating Rate Loan Interests	—	74,698,161	3,499,113	78,197,274
Foreign Agency Obligations	—	20,157,116	—	20,157,116
Investment Companies	3,581,900	—	—	3,581,900
Municipal Bonds	—	10,376,575	—	10,376,575
Preferred Securities
Capital Trusts	—	115,559,742	—	115,559,742
Preferred Stocks	—	4,532	5,270,490	5,275,022
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	6,317,936	—	—	6,317,936
Options Purchased
Interest Rate Contracts	562,100	—	—	562,100
Unfunded Floating Rate Loan Interests (a)	—	828	—	828
	$ 10,461,936	$ 1,541,363,332	$ 9,307,341	$ 1,561,132,609
Derivative Financial Instruments (b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 34,650	$ —	$ 34,650
Interest Rate Contracts	4,621,842	—	—	4,621,842
Liabilities
Credit Contracts	—	(4,071,864)	—	(4,071,864)
Interest Rate Contracts	(1,942,908)	—	—	(1,942,908)
	$ 2,678,934	$ (4,037,214)	$ —	$ (1,358,280)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $536,048,309 are categorized as Level 2 within the fair value hierarchy.
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ballyrock CLO Ltd., Series 2023-25A, Class C, (3-mo. CME Term SOFR + 4.70%), 9.33%, 01/25/36 (a)(b)	$1,000	$ 1,005,901
Bryant Park Funding Ltd., Series 2024-23A, Class D1, (3-mo. CME Term SOFR + 3.85%), 8.37%, 05/15/37 (a)(b)	1,000	1,023,429
Golub Capital Partners CLO Ltd., Series 2023-66B, Class D, (3-mo. CME Term SOFR + 5.50%), 10.13%, 04/25/36 (a)(b)	1,000	1,025,162
Palmer Square CLO Ltd., Series 2023-2A, Class D, (3-mo. CME Term SOFR + 5.00%), 9.62%, 04/20/36 (a)(b)	1,000	1,025,211
Pikes Peak CLO Ltd., Series 2023-14, Class D, (3-mo. CME Term SOFR + 5.45%), 10.07%, 04/20/36 (a)(b)	1,000	1,025,321
Sycamore Tree CLO Ltd., Series 2023-3A, Class D1R, (3-mo. CME Term SOFR + 4.25%), 8.87%, 04/20/37 (a)(b)	1,880	1,919,086
Symphony CLO Ltd., Series 2023-40A, Class D1R, (3-mo. CME Term SOFR + 2.65%), 7.07%, 01/05/38 (a)(b)	1,000	1,000,000
Whitebox CLO IV Ltd., Series 2023-4A, Class D, (3-mo. CME Term SOFR + 5.15%), 9.77%, 04/20/36 (a)(b)	1,000	1,025,291
Total Asset-Backed Securities — 2.8% (Cost: $8,880,000)		9,049,401

	Shares
Common Stocks
Automobile Components — 0.0%
Lear Corp.	178	16,856
Construction & Engineering — 0.0%
McDermott International Ltd. (c)	76,644	9,197
Entertainment — 0.1%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $52,679) (c)(d)(e)	4,192	310,208
Financial Services — 0.0%
NMG Parent LLC (c)(d)	2,218	—
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc. (c)	902	2,256
Health Care Providers & Services — 0.1%
Envision Healthcare Corp., (Acquired 11/03/23, Cost: $610,403) (c)(e)	19,653	219,465
Household Products — 0.0%
Berkline Benchcraft Equity LLC (c)(d)	6,155	—
Industrial Conglomerates — 0.0%
Ameriforge Group, Inc. (c)(d)	832	—
IT Services — 0.2%
Travelport Finance Luxembourg SARL (c)(d)	165	552,719
Security	Shares	Value
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp. (c)(d)	14,592	$ 131,324
Total Common Stocks — 0.4% (Cost: $2,151,207)		1,242,025

	Par (000)
Corporate Bonds
Chemicals (b) — 0.1%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28	$32	32,401
WR Grace Holdings LLC, 5.63%, 08/15/29	409	376,151
		408,552
Construction & Engineering — 0.1%
Brand Industrial Services, Inc., 10.38%, 08/01/30 (b)	154	156,741
Diversified REITs — 0.0%
VICI Properties LP/VICI Note Co., Inc., 4.63%, 06/15/25 (b)	85	84,666
Diversified Telecommunication Services (b) — 0.2%
Level 3 Financing, Inc., 11.00%, 11/15/29	322	362,056
Zayo Group Holdings, Inc., 6.13%, 03/01/28	155	131,749
		493,805
Electric Utilities — 0.0%
Texas Competitive Electric Holdings, Series M, 5.03%, 10/10/19 (c)(d)(f)	1,050	—
Entertainment (b) — 0.2%
Caesars Entertainment, Inc., 4.63%, 10/15/29	240	224,702
Odeon Finco PLC, 12.75%, 11/01/27	374	392,699
		617,401
Environmental, Maintenance & Security Service — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29 (b)	742	700,622
Food Products — 0.1%
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29 (b)(g)	292	308,795
Hotels, Restaurants & Leisure — 0.1%
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/30 (b)	395	364,397
Household Durables — 0.1%
Springs 2nd Lien Bond, 6.50%, 10/06/29 (d)	193	138,839
Household Products — 0.0%
Berkline Benchcraft LLC, 0.00%, 05/03/12 (a)(c)(d)(f)	400	—
Insurance — 0.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer, 6.75%, 10/15/27 (b)	220	218,181
Internet Software & Services (b) — 0.1%
Uber Technologies, Inc.
6.25%, 01/15/28	137	138,178
4.50%, 08/15/29	235	227,266
		365,444
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
IT Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32 (b)	$113	$ 113,855
Machinery (b) — 0.2%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29	216	225,505
Vertiv Group Corp., 4.13%, 11/15/28	556	524,765
		750,270
Media — 0.1%
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26 (b)	353	308,163
Oil, Gas & Consumable Fuels — 0.1%
eG Global Finance PLC, 12.00%, 11/30/28 (b)	285	318,714
Software (b) — 0.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30	1,115	1,059,636
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29	118	119,701
Cloud Software Group, Inc., 9.00%, 09/30/29	379	384,796
Ellucian Holdings, Inc., 6.50%, 12/01/29	219	219,093
		1,783,226
Trading Companies & Distributors — 0.1%
Wesco Aircraft Holdings, Inc., 9.00%, 11/15/26 (b)(c)(f)	926	388,920
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23 (b)(c)(f)(g)	162	56,973
Total Corporate Bonds — 2.4% (Cost: $8,021,343)		7,577,564
Fixed Rate Loan Interests
Advertising Agencies — 0.2%
Clear Channel International BV, 2024 CCIBV Fixed Term Loan, 7.50%, 04/01/27 (d)	460	451,950
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/18/27 (d)	29	28,705
IT Services — 0.4%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 11/01/31 (d)	1,140	1,140,000
Software — 0.2%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31	715	719,169
Total Fixed Rate Loan Interests — 0.8% (Cost: $2,340,549)		2,339,824
Floating Rate Loan Interests (a)
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.47%, 08/23/28	439	440,883
Planet US Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.52%, 02/07/31	75	75,373
		516,256
Aerospace & Defense — 2.6%
Barnes Group, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 09/03/30	638	637,965
2024 Term Loan B, 12/10/31 (h)	380	379,810
Security	Par (000)	Value
Aerospace & Defense (continued)
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 10/31/30	$762	$ 765,610
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 9.24%, 08/03/29	784	780,402
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31	1,225	1,229,541
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/31/31	466	467,776
NORDAM Group, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.70%), 9.96%, 04/09/26	446	443,810
Ovation Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.83%, 04/21/31	184	185,036
Propulsion BC Finco SARL, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 09/14/29	135	135,788
Signia Aerospace LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 11/21/31	215	214,778
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 02/28/31	2,367	2,369,982
2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/19/32	582	583,449
2024 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 03/22/30	72	72,636
		8,266,583
Air Freight & Logistics — 0.0%
Rand Parent LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.08%, 03/17/30	148	149,072
Automobile Components — 0.9%
Clarios Global LP, 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/06/30	1,995	2,001,511
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.62%, 11/17/28	771	747,423
		2,748,934
Automobiles — 0.0%
RVR Dealership Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/08/28	146	137,545
Banks — 0.5%
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 08/02/28 (d)	1,668	1,680,591
Beverages — 0.6%
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.43%, 01/24/30	887	293,851
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.43%, 01/24/29	1,405	919,589
Triton Water Holdings, Inc., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 03/31/28	571	575,101
		1,788,541
Broadline Retail — 0.4%
CNT Holdings I Corp., 2020 Term Loan, (3-mo. CME Term SOFR + 3.50%), 8.09%, 11/08/27	1,345	1,351,786
Building Materials — 3.5%
ACProducts Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.51%), 8.84%, 05/17/28	585	471,720

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Azek Group LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 09/19/31	$561	$ 562,350
Chariot Buyer LLC, Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.71%, 11/03/28	1,874	1,883,009
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 3.35%), 7.75%, 04/12/28	155	147,358
CP Atlas Buyer, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 11/23/27	415	403,299
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.86%, 10/02/28	358	359,811
EMRLD Borrower LP
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 08/04/31	1,053	1,056,002
Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.93%, 05/31/30	1,331	1,334,767
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.36%, 03/08/29	512	502,930
Oscar AcquisitionCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.50%, 04/29/29	775	765,253
Potters Borrower LP, 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.75%), 8.11%, 12/14/27	319	322,247
Quikrete Holdings, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 03/19/29	379	378,774
Smyrna Ready Mix Concrete LLC, 2023 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 04/02/29 (d)	325	328,065
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/22/28	331	332,055
Summit Materials LLC, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.15%, 01/12/29	446	445,840
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.58%, 08/05/31	1,748	1,749,595
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.47%, 10/04/28	68	68,424
		11,111,499
Building Products — 1.4%
Beacon Roofing Supply, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/19/28	882	884,403
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.59%, 01/29/31	1,389	1,365,149
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 06/17/31	332	333,001
GYP Holdings III Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/12/30	191	190,804
White Cap Buyer LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 10/19/29	1,802	1,803,762
		4,577,119
Capital Markets — 2.3%
Advisor Group, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/17/28	718	719,489
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/09/30	372	372,645
CPI Holdco B LLC, 2024 Incremental Term Loan B, 05/17/31 (h)	522	521,347
Security	Par (000)	Value
Capital Markets (continued)
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (3-mo. CME Term SOFR at 1.00% Floor + 3.75%), 8.08%, 04/09/27	$2,276	$ 2,221,899
2021 USD 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.34%, 04/07/28	650	618,073
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/07/28	506	508,704
FinCo I LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 06/27/29	376	377,371
Focus Financial Partners LLC, 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 09/15/31	830	837,295
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 01/31/30	120	119,804
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.40%, 12/15/31	577	574,039
Jefferies Finance LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 10/21/31	452	453,415
		7,324,081
Chemicals — 4.9%
Advancion Holdings LLC, 2020 2nd Lien Term Loan, (1- mo. CME Term SOFR + 7.85%), 12.21%, 11/24/28	885	862,503
Arc Falcon I, Inc., 2021 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.46%, 09/30/29	572	560,085
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (6-mo. CME Term SOFR at 0.75% Floor + 4.85%), 9.10%, 08/27/26	252	213,805
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 12/20/29	770	771,959
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 08/18/28	701	703,972
Derby Buyer LLC, 2024 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.37%, 11/01/30	1,269	1,271,797
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.38%), 8.95%, 10/04/29	104	104,207
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.84%, 06/12/31	1,048	1,051,164
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 12/18/30	1,198	1,198,532
HB Fuller Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.36%, 02/15/30	177	178,308
Herens U.S. Holdco Corp., USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.35%, 07/03/28	773	757,115
INEOS Quattro Holdings U.K. Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.61%, 10/01/31 (d)	357	360,124
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 02/18/30	412	413,318
LSF11 A5 Holdco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 10/15/28	1,096	1,102,018
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 11/21/31 (d)	506	507,265
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.36%, 03/29/28 (d)	$1,352	$ 1,365,347
NIC Acquisition Corp., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.34%, 12/29/27	142	126,939
Nouryon Finance BV, 2024 USD Term Loan B1, (6-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.66%, 04/03/28	765	769,279
OQ Chemicals Corp.
2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 8.19%, 12/31/26	1,069	912,870
2024 USD Term Loan B, (1-mo. CME Term SOFR at 3.00% Floor + 8.00%), 12.36%, 12/31/26	120	123,267
Paint Intermediate III, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.52%, 10/09/31	346	347,297
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.34%, 08/02/30	1,015	1,021,035
WR Grace Holdings LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 09/22/28	848	854,402
		15,576,608
Commercial Services & Supplies — 9.3%
Albion Financing 3 SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.10%, 08/16/29	1,220	1,230,342
AlixPartners LLP, 2021 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.97%, 02/04/28	1,205	1,208,831
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 05/12/28	2,609	2,614,992
APi Group DE, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 01/03/29	755	754,841
Avis Budget Car Rental LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 1.86%), 6.22%, 08/06/27	398	392,882
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.27%, 10/16/31	1,160	1,169,431
Boost Newco Borrower LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.83%, 01/31/31	2,096	2,104,047
Bright Horizons Family Solutions LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 11/24/28	1,037	1,038,723
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 01/31/31	1,398	1,396,223
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.27%, 02/23/29	1,067	1,007,881
CHG Healthcare Services Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.40%, 09/29/28	620	621,379
Creative Artists Agency LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 10/01/31	1,810	1,817,006
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 07/06/29	311	312,157
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.59%, 08/01/29	144	144,831
Fleet US Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.58%, 02/21/31 (d)	245	246,612
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 4.75%), 9.34%, 04/29/29	$295	$ 261,338
Garda World Security Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.90%, 02/01/29	434	434,378
Grant Thornton Advisors Holdings LLC, 2024 Term Loan B, 06/02/31 (h)	82	81,969
Grant Thornton Advisors LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 06/02/31	201	201,330
Hertz Corp.
2021 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.97%, 06/30/28	551	493,686
2021 Term Loan C, (1-mo. CME Term SOFR + 3.61%), 7.97%, 06/30/28	108	96,827
Ingenovis Health, Inc., Term Loan B, (3-mo. CME Term SOFR + 4.51%), 9.03%, 03/06/28	473	273,844
KUEHG Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.84%, 06/12/30	534	538,926
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.59%, 08/11/28	134	135,439
Mavis Tire Express Services Topco Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.86%, 05/04/28	1,632	1,640,941
Neon Maple US Debt Mergersub, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.44%, 11/15/31	1,106	1,107,040
OMNIA Partners LLC, 2024 Term Loan B, 07/25/30 (h)	409	409,418
PG Investment Co. 59 SARL, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 03/26/31	373	375,719
Prime Security Services Borrower LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.52%, 10/13/30	443	443,468
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 11/19/31	348	348,412
Reworld Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28	534	535,123
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 11/14/30	51	50,840
Spring Education Group, Inc., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 10/04/30	952	956,430
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31	1,230	1,227,169
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 06/24/31	1,128	1,125,204
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.46%, 11/02/27	469	455,212
Veritiv Operating Co., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.83%, 11/30/30	341	341,924
Vestis Corp., Term Loan, (3-mo. CME Term SOFR + 2.25%), 6.76%, 02/22/31	757	757,527
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.69%, 12/17/28	415	259,842
Wand NewCo 3, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 01/30/31	1,149	1,152,068
		29,764,252

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Construction & Engineering — 2.2%
AECOM, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/18/31	$716	$ 722,074
Apple Bidco LLC
2021 Term Loan, (1-mo. CME Term SOFR + 2.86%), 7.22%, 09/22/28	786	789,902
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 09/22/28	450	452,541
Arcosa Inc, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 08/12/31	490	493,759
Brand Industrial Services, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.07%, 08/01/30	2,199	2,133,743
Brown Group Holding LLC
2022 Incremental Term Loan B2, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.00%, 07/01/31	874	875,365
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 07/01/31	1,210	1,213,290
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.84%, 11/03/31	198	198,620
Cube A&D Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.13%, 10/17/31	132	132,660
Legence Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.60%), 7.96%, 12/16/27	135	135,313
		7,147,267
Consumer Finance — 0.3%
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.36%, 05/19/31	832	829,536
Containers & Packaging — 1.8%
Charter Next Generation, Inc., 2024 Term Loan B1, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.53%, 11/29/30	2,558	2,569,562
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.46%, 10/29/28	970	935,953
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.59%, 04/15/27	819	824,063
Pregis TopCo LLC
1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.36%, 07/31/26	409	410,793
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.11%), 8.47%, 07/31/26	423	425,054
Trident TPI Holdings, Inc., 2024 Term Loan B7, (6-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.19%, 09/15/28	781	786,330
		5,951,755
Distributors — 0.2%
TMK Hawk Parent Corp.
2024 PIK Term Loan, (3-mo. CME Term SOFR + 11.00%), 11.00%, 12/15/31	35	18,457
2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 5.25%), 9.59%, 06/30/29	1,108	587,425
		605,882
Diversified Consumer Services — 0.0%
Veritas U.S., Inc., 2024 Priority Term Loan, (Prime at 1.00% Floor + 11.50%), 19.25%, 12/09/29 (d)	86	85,245
Security	Par (000)	Value
Diversified REITs — 0.3%
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/25/31	$936	$ 936,112
Diversified Telecommunication Services — 3.3%
Altice Financing SA, USD 2017 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.43%, 01/31/26 (d)	930	860,510
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 10.15%, 08/15/28	1,396	1,116,700
Ciena Corp., 2020 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.37%, 10/24/30	853	854,855
Connect Finco SARL, 2024 Extended Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.86%, 09/27/29	619	540,765
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.22%, 04/30/28	568	537,516
Iridium Satellite LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.61%, 09/20/30	402	400,058
Level 3 Financing, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/29	594	604,482
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 6.56%), 10.92%, 04/15/30	598	608,767
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/29	452	424,374
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.82%, 04/15/30	463	429,853
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.36%, 06/01/28	76	76,306
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.36%), 8.72%, 09/01/28	357	317,962
Viasat, Inc.
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 9.06%, 05/30/30	344	306,677
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.61%), 8.97%, 03/02/29	698	625,935
Zayo Group Holdings, Inc., USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.11%), 7.47%, 03/09/27	3,114	2,909,827
		10,614,587
Electric Utilities — 1.7%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 07/31/30	1,130	1,126,751
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31	360	358,927
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.76%, 12/15/27	703	705,332
Hamilton Projects Acquiror LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.11%, 05/22/31	194	194,634
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.35%, 04/16/31	952	951,681
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.47%, 01/21/28	644	648,501
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Talen Energy Supply LLC, 2024 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.02%, 12/11/31	$202	$ 202,505
Thunder Generation Funding LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 10/03/31	384	385,765
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1-mo. CME Term SOFR + 1.75%), 6.11%, 12/20/30	759	759,027
		5,333,123
Electrical Equipment — 0.8%
Generac Power Systems, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 07/03/31 (d)	200	200,498
Vertiv Group Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.19%, 03/02/27	1,533	1,533,145
WEC U.S. Holdings, Inc, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.80%, 01/27/31	776	776,077
		2,509,720
Electronic Equipment, Instruments & Components — 1.0%
Celestica Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.09%, 06/20/31	275	274,963
Coherent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 07/02/29	1,134	1,135,113
MX Holdings U.S., Inc., 2023 USD Term Loan B1D, (1-mo. CME Term SOFR + 2.86%), 7.22%, 07/31/28	119	119,582
Roper Industrial Products Investment Co. LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.08%, 11/22/29	1,715	1,717,863
		3,247,521
Entertainment — 5.8%
Bally ’ s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 8.14%, 10/02/28	891	840,825
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/31	1,759	1,759,255
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 02/06/30	631	630,593
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.10%), 6.46%, 03/17/28 (d)	884	884,223
Crown Finance US, Inc., 2024 Term Loan B, (Prime + 5.25%), 9.80%, 12/02/31	275	274,656
Delta 2 Lux SARL
2024 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 09/30/31	1,025	1,026,806
2024 Term Loan B2, 09/10/31 (h)	513	513,304
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 08/31/30	651	654,105
Flutter Entertainment PLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.08%, 11/30/30	2,194	2,187,571
Herschend Entertainment Co. LLC, 2021 Term Loan, 08/27/28 (h)	102	102,017
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.63%, 04/14/29	691	693,020
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.22%, 10/19/26	1,527	1,523,054
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 11/12/29	835	824,416
Security	Par (000)	Value
Entertainment (continued)
OVG Business Services LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.36%, 06/25/31	$441	$ 441,446
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 05/03/29	899	901,214
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.59%, 04/04/29	257	257,741
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 12/04/31	334	332,600
Six Flags Entertainment Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/01/31	207	207,283
UFC Holdings, LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.77%, 11/21/31	1,051	1,055,540
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.86%), 7.22%, 05/18/25	1,600	1,602,342
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.34%, 01/24/31	1,829	1,822,985
		18,534,996
Environmental, Maintenance & Security Service — 2.3%
Action Environmental Group, Inc., 2023 Term Loan B, (3- mo. CME Term SOFR + 3.75%), 8.08%, 10/24/30 (d)	452	456,229
Clean Harbors, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/09/28	625	629,631
Filtration Group Corp., 2021 Incremental Term Loan, (1- mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 10/21/28	2,142	2,156,642
GFL Environmental, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.61%, 07/03/31	458	458,352
JFL-Tiger Acquisition Co., Inc., Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.34%, 10/17/30	431	433,568
Madison IAQ LLC, Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.89%, 06/21/28	2,241	2,247,278
Packers Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.71%, 03/09/28	549	273,266
Reworld Holding Corp
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28	687	687,806
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.70%, 11/30/28	53	52,842
Reworld Holding Corp., 2024 1st Lien Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.02%, 11/30/28	30	29,388
		7,425,002
Financial Services — 0.7%
Castlelake Aviation One LLC
2023 Incremental Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 10/22/27	437	438,063
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.86%, 10/22/26	1,334	1,336,351
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 11/05/28	413	414,181
		2,188,595
Food Products — 2.6%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR + 3.86%), 8.22%, 10/01/25	203	197,542
2021 Incremental Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 4.86%), 9.22%, 10/01/25	920	897,321

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Aramark Services, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 06/22/30	$462	$ 463,770
Chobani LLC
2020 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 3.36%), 7.72%, 10/25/27	1,942	1,956,010
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.11%, 10/25/27	501	504,542
Froneri U.S., Inc., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 09/17/31	2,360	2,360,360
H-Food Holdings LLC, 2018 Term Loan B, (Defaulted), 0.00%, 05/23/25 (c)(f)	288	143,027
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.97%, 11/12/29	611	612,576
U.S. Foods, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 10/03/31	582	584,974
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/22/28	339	341,091
UTZ Quality Foods LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 2.75%), 7.11%, 01/20/28	341	341,469
		8,402,682
Ground Transportation — 0.8%
Genesee & Wyoming, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.08%, 04/10/31	2,222	2,214,637
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.52%, 08/20/29	638	261,668
		2,476,305
Health Care Equipment & Supplies — 2.2%
Avantor Funding, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.46%, 11/08/27	75	75,016
Bausch & Lomb Corp.
2023 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/29/28	573	574,898
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.69%, 05/10/27	1,374	1,378,155
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.62%, 10/19/27	322	320,525
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.61%, 10/23/28	3,480	3,489,626
Sotera Health Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.84%, 05/30/31	1,369	1,369,432
		7,207,652
Health Care Providers & Services — 2.8%
Concentra Health Services, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 07/28/31 (d)	234	235,878
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.11%, 11/01/28	1,388	1,391,680
EyeCare Partners LLC
2024 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.10%), 5.72%, 11/30/28	765	591,802
2024 Superpriority New Money 1st Out Term Loan A, (3-mo. CME Term SOFR at 0.00% Floor + 5.75%), 10.37%, 08/31/28	389	391,990
Security	Par (000)	Value
Health Care Providers & Services (continued)
EyeCare Partners LLC (continued)
2024 Third Out Term Loan C, (1-mo. CME Term SOFR at 0.00% Floor + 6.85%), 11.47%, 11/30/28 (c)(d)(f)	$28	$ 5,715
Fortrea Holdings, Inc., Term Loan B, (6-mo. CME Term SOFR + 3.75%), 8.49%, 07/01/30 (d)	69	69,382
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28	352	354,532
IQVIA, Inc., 2023 USD Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 01/02/31	745	749,943
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 8.19%, 11/01/28	553	387,599
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.69%, 11/01/29	377	188,500
Phoenix Newco, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 11/15/28	1,783	1,792,978
PRA Health Sciences, Inc., 2024 US Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.33%, 07/03/28	88	88,332
Precision Medicine Group LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.10%), 7.43%, 11/18/27	575	574,598
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 09/27/30	814	794,446
Surgery Center Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.09%, 12/19/30	725	729,556
WCG Intermediate Corp., 2024 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.86%, 01/08/27	666	668,118
		9,015,049
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/18/30	300	300,121
Hotels, Restaurants & Leisure — 5.1%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 09/20/30	985	979,503
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.01%), 8.60%, 02/02/26	1,237	793,907
Alterra Mountain Co., 2024 Term Loan B7, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 05/31/30	567	570,767
Carnival Corp., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.75% Floor + 2.75%), 7.11%, 08/08/27	384	386,004
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.47%, 07/22/30	1,344	1,337,960
Fender Musical Instruments Corp., 2021 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.10%), 8.46%, 12/01/28	281	274,104
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 01/27/29	2,495	2,502,208
Four Seasons Hotels Ltd., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.11%, 11/30/29	1,934	1,935,285
Great Canadian Gaming Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.09%, 11/01/29	692	690,874
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 6.09%, 11/08/30	$485	$ 487,124
IRB Holding Corp, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.86%, 12/15/27	1,167	1,167,004
Playa Resorts Holding BV, 2022 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 01/05/29	290	290,112
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27	118	123,199
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 12/17/27	66	60,378
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.46%, 06/30/28	33	31,342
2024 Term Loan B1, (1-mo. CME Term SOFR at 1.50% Floor + 6.10%), 10.46%, 11/15/29	560	566,481
2024 Term Loan B2, (3-mo. CME Term SOFR + 6.00%), 10.46%, 11/15/29 (d)	163	149,256
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.38%, 03/14/31	1,241	1,241,220
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.86%, 08/03/28	1,873	1,874,763
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 05/24/30	836	836,151
		16,297,642
Household Durables — 1.7%
AI Aqua Merger Sub, Inc., 2021 1st Lien Term Loan B, (1-mo. CME Term SOFR + 3.50%), 8.05%, 07/31/28	891	891,526
Hunter Douglas, Inc., USD Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.02%, 02/26/29	1,461	1,456,978
Springs Windows Fashions, LLC (d)
2024 First Lien Second Out TL A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.47%, 10/06/28	1,006	900,059
2024 FLFO Delayed Draw Term Loan, 12/19/29 (h)	139	139,759
SWF Holdings I Corp., 2024 FLFO A1 Term Loan, 12/19/29 (d)(h)	105	104,819
Tempur Sealy International, Inc., 2024 Term Loan B, (1- mo. SOFR + 2.50%), 6.81%, 10/24/31	328	328,512
Weber-Stephen Products LLC, Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 10/30/27	1,789	1,781,082
		5,602,735
Household Products — 0.2%
Reynolds Consumer Products LLC, Term Loan, (1-mo. CME Term SOFR + 1.85%), 6.21%, 02/04/27	744	745,479
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 Term Loan, (Defaulted), 0.00%, 07/28/28	137	32,951
Insurance — 8.6%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.11%, 09/19/31	4,710	4,717,334
AmWINS Group, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.36%), 6.72%, 02/19/28	1,800	1,804,767
Amynta Agency Borrower, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.34%, 12/06/31	1,657	1,654,793
Security	Par (000)	Value
Insurance (continued)
AssuredPartners, Inc., 2024 Incremental Term Loan B5, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.86%, 02/14/31	$2,779	$ 2,782,561
Asurion LLC
2020 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.72%, 12/23/26	149	148,898
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/31/28	689	670,996
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.72%, 01/20/29	654	629,678
2021 Term Loan B9, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.71%, 07/31/27	149	148,352
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.71%, 08/19/28	988	988,327
Baldwin Insurance Group Holdings LLC
2024 Repriced Term Loan B, 05/26/31 (h)	172	172,753
2024 Term Loan B, (1-mo. CME Term SOFR + 3.25%), 7.61%, 05/26/31	729	732,159
HUB International Ltd., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.37%, 06/20/30	3,028	3,042,955
Hyperion Refinance SARL, 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 02/15/31	1,107	1,113,469
Jones DesLauriers Insurance Management, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.82%, 03/15/30	694	697,114
Ryan Specialty Group LLC, 2024 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/15/31	1,199	1,201,678
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.59%, 07/31/31	2,640	2,653,364
TIH Insurance Holdings LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 05/06/31	860	860,938
Truist Insurance Holdings LLC, 2nd Lien Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 9.08%, 05/06/32	325	332,243
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 09/29/30	677	675,597
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 11/21/29	2,474	2,467,652
		27,495,628
Interactive Media & Services — 0.4%
MH Sub I LLC
2023 Term Loan, 05/03/28 (h)	457	452,930
2023 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.61%, 05/03/28	676	680,084
Voyage Australia Pty. Ltd., USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.38%, 07/20/28	143	143,787
		1,276,801
Internet Software & Services — 3.0%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 9.09%, 08/15/29	616	568,023
Gen Digital, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 6.11%, 09/12/29	1,896	1,888,552

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services (continued)
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 6.11%, 05/30/31	$888	$ 886,500
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 11/09/29	1,036	1,035,016
Hoya Midco LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.59%, 02/03/29	571	576,128
Proofpoint, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 08/31/28	2,035	2,043,642
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 9.11%, 03/15/30	2,506	2,507,542
		9,505,403
IT Services — 3.6%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 09/29/31	1,078	1,073,505
Clover Holdings 2 LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.43%, 11/01/31 (d)	2,826	2,854,260
Fortress Intermediate 3, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 06/27/31	357	357,776
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.60%, 07/27/28	337	310,462
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 6.25% PIK), 12.60%, 07/27/28 (g)	401	236,126
2024 Super Priority Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.25%), 10.84%, 07/27/28	130	132,020
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 1.50%, 5.50% PIK), 11.85%, 07/27/28 (c)(f)(g)	647	217,331
Maximus, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 2.00%), 6.36%, 05/30/31	144	144,366
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.37%, 03/01/29	1,670	1,669,110
Peraton Corp.
2nd Lien Term Loan B1, (3-mo. CME Term SOFR + 7.85%), 12.36%, 02/01/29	444	357,609
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/01/28	1,885	1,750,127
Tempo Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 08/31/28	2,386	2,393,118
		11,495,810
Machinery — 2.7%
Arcline FM Holdings, LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 9.57%, 06/23/28	1,392	1,398,337
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 7.09%, 03/15/30	362	363,057
Columbus McKinnon Corp./New York, 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 05/14/28 (d)	193	193,529
Doosan Bobcat North America, Inc., 2024 Term Loan, (3- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.33%, 04/20/29	220	221,003
Madison Safety & Flow LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 09/26/31	307	309,245
Security	Par (000)	Value
Machinery (continued)
SPX Flow, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 04/05/29	$1,006	$ 1,013,212
Titan Acquisition Ltd./Canada, 2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 02/15/29	2,675	2,694,957
TK Elevator U.S. Newco, Inc., USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.50%), 8.59%, 04/30/30	2,402	2,418,114
		8,611,454
Media — 3.0%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.59%, 12/07/30	850	847,102
2024 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.78%, 12/15/31	592	590,376
CMG Media Corporation, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.60%), 0.00%, 06/18/29	— (i)	112
Cogeco Financing 2 LP, 2023 Incremental Term Loan B, (1-mo. CME Term SOFR + 2.61%), 6.97%, 09/01/28	488	484,233
CSC Holdings LLC, 2019 Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.19%, 04/15/27	1,044	961,118
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.85%, 08/02/27	592	592,636
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.80%, 06/04/29	149	140,917
Learfield Communications LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.00%), 9.36%, 06/30/28	388	391,254
NEP Group, Inc.
2018 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.36%), 7.72%, 08/19/26	100	91,314
2023 Term Loan B, (1-mo. CME Term SOFR + 3.25%, 1.50% PIK), 9.22%, 08/19/26 (g)	619	562,372
Radiate Holdco LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.36%), 7.72%, 09/25/26	1,595	1,391,257
Sinclair Television Group, Inc., 2022 Term Loan B4, (1-mo. CME Term SOFR + 3.85%), 8.21%, 04/21/29	345	279,917
Speedster Bidco GmbH, 2024 USD Term Loan B, 10/17/31 (h)	1,342	1,344,241
Sunrise Financing Partnership, 2021 USD Term Loan AX, (1-mo. CME Term SOFR at 0.00% Floor + 3.04%), 7.44%, 01/31/29	288	289,362
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1-mo. CME Term SOFR + 3.36%), 7.76%, 01/31/29	278	276,176
USD Term Loan N, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.01%, 01/31/28	609	604,308
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 7.01%, 04/30/28	733	729,064
		9,575,759
Metals & Mining — 0.0%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.86%, 05/13/29	162	162,154
Oil, Gas & Consumable Fuels — 1.9%
Buckeye Partners LP, 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 11/22/30	144	144,291
EG America LLC, 2024 Term Loan B, 02/07/28 (h)	226	227,736
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Freeport LNG Investments LLLP, Term Loan B, (3-mo. CME Term SOFR + 3.50%), 8.38%, 12/21/28	$1,768	$ 1,773,951
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, (3- mo. CME Term SOFR + 2.50%), 7.09%, 10/04/30	170	171,028
M6 ETX Holdings II Midco LLC, Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.60%), 8.96%, 09/19/29	161	161,834
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.86%), 6.42%, 01/31/28	386	387,085
New Fortress Energy, Inc., Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.00%), 9.59%, 10/27/28	788	755,233
NGL Energy Operating LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 3.75%), 8.11%, 02/03/31	398	398,660
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.33%, 07/25/31 (d)	108	108,810
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.11%), 7.51%, 10/05/28	1,870	1,879,438
		6,008,066
Paper & Forest Products — 0.4%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.21%, 09/07/27	1,274	1,274,933
Passenger Airlines — 1.5%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.01%), 9.63%, 04/20/28	607	622,831
Air Canada, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 03/21/31	1,241	1,244,418
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.17%, 01/29/27	166	165,068
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.96%, 06/04/29	983	983,886
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.62%, 02/15/28	782	785,102
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 5.50%), 9.85%, 08/27/29	432	434,707
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.63%, 02/22/31	732	733,606
		4,969,618
Pharmaceuticals — 2.1%
Amneal Pharmaceuticals LLC, 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.86%, 05/04/28	723	742,206
Bausch Health Americas, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR + 5.35%), 9.71%, 02/01/27	629	612,990
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.40%, 08/01/27	625	624,076
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.43%, 10/01/27	1,318	1,273,388
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 05/05/28	1,538	1,540,498
Option Care Health, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.61%, 10/27/28	492	494,317
Security	Par (000)	Value
Pharmaceuticals (continued)
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.62%, 05/19/31	$589	$ 589,872
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 04/20/29	520	521,260
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.36%, 08/01/31	236	237,369
		6,635,976
Professional Services — 0.4%
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 04/28/28	1,392	1,389,606
Real Estate Management & Development — 1.0%
CoreLogic, Inc.
2nd Lien Term Loan, (1-mo. CME Term SOFR + 6.61%), 10.97%, 06/04/29	673	653,198
Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.97%, 06/02/28	1,629	1,606,352
Cushman & Wakefield U.S. Borrower, LLC (d)
2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 01/31/30	470	470,688
2024 Tranche 2 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 01/31/30	399	402,990
		3,133,228
Semiconductors & Semiconductor Equipment — 0.4%
Entegris, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.07%, 07/06/29	452	453,941
MKS Instruments, Inc., 2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.59%, 08/17/29	831	832,946
		1,286,887
Software — 14.4%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 02/24/31	2,235	2,255,137
Aristocrat Technologies, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.35%), 6.68%, 05/24/29	62	62,217
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 02/15/29	1,956	1,958,140
Azalea Topco, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.61%, 04/30/31	490	490,693
BCPE Pequod Buyer, Inc., USD Term Loan B, 11/25/31 (h)	778	783,695
Boxer Parent Co., Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.34%, 07/30/31	775	780,727
Capstone Borrower, Inc., 2024 Term Loan B, 06/17/30 (h)	107	108,038
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.36%), 6.72%, 09/21/28	1,269	1,272,803
Central Parent, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 07/06/29	1,976	1,946,170
Cloud Software Group, Inc.
2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.83%, 03/30/29	2,468	2,472,825

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Cloud Software Group, Inc. (continued)
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 03/21/31	$1,874	$ 1,878,339
Cloudera, Inc.
2021 Second Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.46%, 10/08/29	482	471,758
2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.21%, 10/08/28	1,297	1,291,828
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.30%, 05/01/31	1,210	1,215,172
Dayforce, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 7.09%, 02/26/31 (d)	1,147	1,152,971
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.61%, 06/26/31	452	437,182
Dun & Bradstreet Corp., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.60%, 01/18/29	4,007	4,007,633
E2open LLC, 2020 Term Loan B, (1-mo. CME Term SOFR + 3.61%), 7.97%, 02/04/28	172	172,852
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.36%, 10/09/29	1,472	1,480,593
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 9.11%, 11/15/32	352	357,868
Flexera Software LLC, 2024 1st Lien Term Loan, 03/03/28 (h)	315	316,774
Genesys Cloud Services Holdings II LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.36%, 12/01/27	2,756	2,776,661
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.61%, 10/27/28	1,858	1,863,798
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.61%, 06/17/31	1,402	1,400,338
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.61%, 06/17/32	484	477,650
Modena Buyer LLC, Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.86%, 07/01/31	523	505,066
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.83%, 12/17/27	148	149,146
Playtika Holding Corp., 2021 Term Loan B1, (1-mo. CME Term SOFR + 2.86%), 7.22%, 03/13/28	1,034	1,036,068
PointClickCare Technologies, Inc., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 11/03/31	488	490,690
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.85%, 06/02/28	2,864	2,866,864
Project Alpha Intermediate Holding, Inc., 2024 Add-on Term Loan B, 10/28/30 (h)	172	172,994
Project Boost Purchaser LLC, 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 8.15%, 07/16/31	881	886,537
Quartz Acquireco LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.08%, 06/28/30 (d)	887	892,194
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.59%, 04/24/28	1,538	1,533,833
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, 05/12/28 (h)	238	238,595
Security	Par (000)	Value
Software (continued)
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.36%, 05/09/31	$1,515	$ 1,518,242
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.62%, 02/10/31	2,240	2,253,902
VS Buyer LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.12%, 04/12/31	1,276	1,284,202
Waystar Technologies, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.59%, 10/22/29	298	298,916
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, 11/26/31 (h)	160	160,400
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 7.11%, 09/28/29	583	583,505
		46,303,016
Specialty Retail — 0.6%
LS Group OpCo Acquistion LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.36%, 04/23/31	349	350,652
Peer Holding III B.V., 2024 USD Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.33%, 07/01/31	406	407,649
PetSmart LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.21%, 02/11/28	581	578,066
Restoration Hardware, Inc., 2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.71%, 10/20/28	259	257,887
Serta Simmons Bedding LLC, 2023 New Term Loan, (3- mo. CME Term SOFR + 7.61%), 11.94%, 06/29/28	307	257,897
Woof Holdings, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.34%, 12/21/27	231	144,934
		1,997,085
Technology Hardware, Storage & Peripherals — 0.5%
Cubic Corp.
Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28	2,165	1,445,841
Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 9.03%, 05/25/28	440	294,083
		1,739,924
Textiles, Apparel & Luxury Goods — 0.4%
ABG Intermediate Holdings 2 LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.59%, 12/21/28	872	874,780
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1-mo. CME Term SOFR + 3.36%), 7.72%, 11/24/28 (d)	424	423,072
Hanesbrands, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.11%, 03/08/30 (d)	128	128,380
		1,426,232
Trading Companies & Distributors — 2.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.11%, 01/31/31	993	995,132
Core & Main LP
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.34%, 07/27/28	2,135	2,136,299
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.38%, 02/09/31	484	485,251
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trading Companies & Distributors (continued)
Dealer Tire Financial LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.86%, 07/02/31	$719	$ 719,185
Gates Corp., 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 6.11%, 06/04/31	875	875,674
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.60%, 10/28/27	617	519,701
Solenis Holdings Ltd., 2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.34%, 06/20/31	981	983,084
		6,714,326
Transportation Infrastructure — 0.2%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.71%, 12/15/26	512	509,778
Total Floating Rate Loan Interests — 109.7% (Cost: $355,360,100)		351,994,508

	Shares
Investment Companies
Equity Funds — 0.9%
Janus Henderson AAA CLO ETF	25,000	1,267,750
SPDR Blackstone Senior Loan ETF	40,000	1,669,200
		2,936,950
Fixed Income Funds — 4.3%
Invesco Senior Loan ETF	540,400	11,386,234
iShares 0-5 Year High Yield Corporate Bond ETF (j)	5,000	213,050
iShares iBoxx $ High Yield Corporate Bond ETF (j)	28,000	2,202,200
		13,801,484
Total Investment Companies — 5.2% (Cost: $16,674,829)		16,738,434

	Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust (d)(k)	$991	—
Industrial Conglomerates — 0.0%
Millennium Corp. (d)(k)	930	—
Total Other Interests — 0.0% (Cost: $ — )		—

Shares
Preferred Securities
Preferred Stocks — 0.0% (c)
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	207	41,334
Security	Shares	Value
IT Services — 0.0%
Veritas Kapital Assurance PLC, Series G (d)	774	$ 15,483
Software — 0.0%
Veritas Kapital Assurance PLC, Series G (d)	1,121	22,422
		79,239
Total Preferred Securities — 0.0% (Cost: $184,682)		79,239
Warrants
Consumer Discretionary — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00) (c)	1,675	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Investments — 121.3% (Cost: $393,612,710)		389,020,995
Liabilities in Excess of Other Assets — (21.3)%		(68,227,290)
Net Assets — 100.0%		$ 320,793,705

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $529,673, representing 0.2% of its net assets as of period end, and an original cost of $663,082.

(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(i)	Rounds to less than 1,000.
(j)	Affiliate of the Trust.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Trust for compliance purposes.

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the year ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares (a)	$ —	$ 51,892,346	$ (51,892,346)	$ —	$ —	$ —	—	$ 15,480	$ —
iShares 0-5 Year High Yield Corporate Bond ETF	211,100	—	—	—	1,950	213,050	5,000	14,755	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,547,800	1,751,210	(1,167,635)	25,187	45,638	2,202,200	28,000	132,043	—
				$ 25,187	$ 47,588	$ 2,415,250		$ 162,278	$ —

(a)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	22,788	GBP	18,000	Canadian Imperial Bank of Commerce	03/19/25	$ 266
Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	4,000	$ 315,056	$ 334,348	$ (19,292)
OTC Total Return Swaps

Paid by the Trust		Received by the Trust
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.49%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	JPMorgan Chase Bank N.A.	N/A	03/20/25	USD	5,500	$ 156,284	$ (73,005)	$ 229,289
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps

Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Centrally Cleared Swaps (a)	$ 334,348	$ —	$ —	$ (19,292)
OTC Swaps	—	(73,005)	229,289	—

(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the
Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 266	$ —	$ —	$ 266
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	229,289	—	229,289
	$ —	$ —	$ —	$ 266	$ 229,289	$ —	$ 229,555
Liabilities — Derivative Financial Instruments
Swaps — centrally cleared Unrealized depreciation on centrally cleared swaps (a)	$ —	$ 19,292	$ —	$ —	$ —	$ —	$ 19,292
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	—	—	73,005	—	73,005
	$ —	$ 19,292	$ —	$ —	$ 73,005	$ —	$ 92,297

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended December 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 5,369	$ —	$ —	$ 5,369
Swaps	—	569,517	—	—	(32,119)	—	537,398
	$ —	$ 569,517	$ —	$ 5,369	$ (32,119)	$ —	$ 542,767
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ 6,554	$ —	$ —	$ 6,554
Swaps	—	(330,534)	—	—	188,844	—	(141,690)
	$ —	$ (330,534)	$ —	$ 6,554	$ 188,844	$ —	$ (135,136)
Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$ 535,248
Average amounts sold — in USD	— (a)
Credit default swaps:
Average notional value — sell protection	4,480,850
Total return swaps:
Average notional value	5,500,000

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Trust’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Trust’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ 266	$ —

2024
BlackRock Annual Report to Shareholders

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)

	Assets	Liabilities
Swaps — centrally cleared	$ 3,526	$ —
Swaps — OTC (a)	229,289	73,005
Total derivative assets and liabilities in the Statements of Assets and Liabilities	233,081	73,005
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(3,526)	—
Total derivative assets and liabilities subject to an MNA	$ 229,555	$ 73,005

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Trust’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Trust:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets (c)(d)
Canadian Imperial Bank of Commerce	$ 266	$ —	$ —	$ —	$ 266
JPMorgan Chase Bank N.A.	229,289	(73,005)	—	—	156,284
	$ 229,555	$ (73,005)	$ —	$ —	$ 156,550

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Non-Cash Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities (c)(e)
JPMorgan Chase Bank N.A.	$ 73,005	$ (73,005)	$ —	$ —	$ —

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Trust’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust
’
s financial instruments into major categories
is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 9,049,401	$ —	$ 9,049,401
Common Stocks
Automobile Components	16,856	—	—	16,856
Construction & Engineering	—	9,197	—	9,197
Entertainment	—	—	310,208	310,208
Financial Services	—	—	—	—
Ground Transportation	—	2,256	—	2,256
Health Care Providers & Services	—	219,465	—	219,465
Household Products	—	—	—	—
Industrial Conglomerates	—	—	—	—
IT Services	—	—	552,719	552,719
Trading Companies & Distributors	—	—	131,324	131,324
Corporate Bonds	—	7,438,725	138,839	7,577,564
Fixed Rate Loan Interests	—	719,169	1,620,655	2,339,824
Floating Rate Loan Interests	—	336,788,037	15,206,471	351,994,508
Schedule of Investments

Schedule of Investments
(continued)
December 31, 2024
BlackRock Floating Rate Income Trust (BGT)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 16,738,434	$ —	$ —	$ 16,738,434
Other Interests	—	—	—	—
Preferred Securities
Preferred Stocks	—	41,334	37,905	79,239
Warrants	—	—	—	—
Unfunded Floating Rate Loan Interests (a)	—	921	—	921
	$ 16,755,290	$ 354,268,505	$ 17,998,121	$ 389,021,916
Derivative Financial Instruments (b)
Assets
Foreign Currency Exchange Contracts	$ —	$ 266	$ —	$ 266
Interest Rate Contracts	—	229,289	—	229,289
Liabilities
Credit Contracts	—	(19,292)	—	(19,292)
	$ —	$ 210,263	$ —	$ 210,263

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, bank borrowings payable of $62,000,000 are categorized as Level 2 within the fair value hierarchy.
A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks	Unfunded Floating Rate Loan Interests	Total
Assets
Opening balance, as of December 31, 2023	$ 325,558	$ 26,858	$ —	$ 11,688,747	— (a)	$ —	$ 590	$ 12,041,753
Transfers into Level 3 (b)	8	—	—	3,664,505	—	—	—	3,664,513
Transfers out of Level 3 (c)	(147,398)	(26,859)	—	(2,938,748)	—	—	—	(3,113,005)
Accrued discounts/premiums	—	139	1,020	40,357	—	—	—	41,516
Net realized gain (loss)	49	—	—	(552,924)	—	—	—	(552,875)
Net change in unrealized appreciation (depreciation) (d)(e)	(9,562)	(14,630)	(4,398)	715,352	—	8,226	(590)	694,398
Purchases	825,645	153,331	1,624,033	12,559,526	—	29,679	—	15,192,214
Sales	(49)	—	—	(9,970,344)	—	—	—	(9,970,393)
Closing balance, as of December 31, 2024	$ 994,251	$ 138,839	$ 1,620,655	$ 15,206,471	— (a)	$ 37,905	$ —	$ 17,998,121
Net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 (e)	$ (9,562)	$ (14,630)	$ (4,398)	$ 129,256	—	$ 8,226	$ —	$ 108,892

(a)	Rounds to less than $1.
(b)
As of December 31, 2023, the Trust used observable inputs in determining the value of certain investments. As of December 31, 2024, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

(c)
As of December 31, 2023, the Trust used significant unobservable inputs in determining the value of certain investments. As of December 31, 2024, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

(d)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(e)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Statements of Assets and Liabilities
December 31, 2024

	BHK	HYT (a)	BTZ	BGT
ASSETS
Investments, at value — unaffiliated (b)	$ 907,614,006	$ 1,820,106,648	$ 1,554,813,845	$ 386,605,745
Investments, at value — affiliated (c)	4,465,196	32,859,136	6,317,936	2,415,250
Cash	—	—	183,884	534,411
Cash pledged:
Collateral — reverse repurchase agreements	6,822,776	—	322,000	—
Collateral — exchange-traded options written	—	—	1,558,000	—
Futures contracts	2,816,000	45,000	4,384,000	—
Centrally cleared swaps	904,000	3,906,000	2,269,000	319,000
Foreign currency, at value (d)	317,573	158,137	15,730	2,424
Receivables:
Investments sold	1,334,151	16,543,639	1,016,150	3,718,599
TBA sale commitments	5,430,387	—	—	—
Capital shares sold	—	—	—	636,854
Dividends — unaffiliated	—	75,247	—	—
Dividends — affiliated	3,881	6,514	11,360	1,854
Interest — unaffiliated	9,973,649	31,163,040	22,747,904	2,816,999
Variation margin on futures contracts	286,751	2,964	468,938	—
Variation margin on centrally cleared swaps	—	42,675	—	3,526
Swap premiums paid	4,716	49,155	—	—
Unrealized appreciation on:
Forward foreign currency exchange contracts	150,359	691,578	34,650	266
OTC swaps	5,792	677,395	—	229,289
Unfunded floating rate loan interests	126	1,140	828	921
Deferred offering costs	—	149,651	—	142,370
Prepaid expenses	5,031	12,376	9,682	2,501
Total assets	940,134,394	1,906,490,295	1,594,153,907	397,430,009
LIABILITIES
Bank overdraft	132,109	920,425	—	—
Cash received as collateral for reverse repurchase agreements	14,000	—	—	—
Options written, at value (e)	—	—	351,313	—
TBA sale commitments, at value (f)	5,294,251	—	—	—
Reverse repurchase agreements, at value	364,276,502	—	536,048,309	—
Payables:
Investments purchased	11,279,547	8,492,699	4,092,182	13,648,289
Accounting services fees	49,344	82,416	75,857	26,934
Bank borrowings	—	407,000,000	—	62,000,000
Custodian fees	23,311	21,473	32,171	11,720
Interest expense	8,363	2,002,183	—	330,703
Investment advisory fees	394,071	947,291	839,163	240,412
Trustees ’ and Officer ’ s fees	223,234	626,485	762,305	178,525
Other accrued expenses	9,332	64,194	2,731	9,943
Professional fees	100,953	101,797	83,390	107,314
Proxy fees	—	—	67,446	—
Transfer agent fees	16,388	26,349	22,244	9,459
Variation margin on futures contracts	370,807	—	254,635	—
Variation margin on centrally cleared swaps	16,307	—	31,545	—
Swap premiums received	4,016	578,295	—	73,005
Financial Statements

Statements of Assets and Liabilities
 (continued)
December 31, 2024
	BHK	HYT (a)	BTZ	BGT
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ —	$ 842	$ —	$ —
OTC swaps	1,224	27,505	—	—
Unfunded floating rate loan interests	678	5,338	—	—
Other liabilities	627,077	—	—	—
Total liabilities	382,841,514	420,897,292	542,663,291	76,636,304
Commitments and contingent liabilities
NET ASSETS	$ 557,292,880	$ 1,485,593,003	$ 1,051,490,616	$ 320,793,705
NET ASSETS CONSIST OF
Paid-in capital (g)(h)(i)	$ 719,717,093	$ 1,734,721,525	$ 1,164,140,752	$ 361,010,034
Accumulated loss	(162,424,213)	(249,128,522)	(112,650,136)	(40,216,329)
NET ASSETS	$ 557,292,880	$ 1,485,593,003	$ 1,051,490,616	$ 320,793,705
Net asset value	$ 10.30	$ 9.67	$ 11.27	$ 12.57
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost — unaffiliated	$930,117,310	$1,794,436,665	$1,572,527,530	$391,301,418
(c) Investments, at cost — affiliated	$4,465,196	$32,675,361	$6,317,936	$2,311,292
(d) Foreign currency, at cost	$338,092	$157,465	$15,755	$2,540
(e) Premiums received	$—	$—	$829,772	$—
(f) Proceeds from TBA sale commitments	$5,430,387	$—	$—	$—
(g) Shares outstanding	54,120,397	153,583,202	93,324,457	25,521,479
(h) Shares authorized	Unlimited	200 million	Unlimited	Unlimited
(i) Par value	$0.001	$0.10	$0.001	$0.001
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Statements of Operations
Year Ended December 31, 2024

	BHK	HYT (a)	BTZ	BGT
INVESTMENT INCOME
Dividends — unaffiliated	$ 144,628	$ 2,671,571	$ 346,312	$ 381,852
Dividends — affiliated	353,235	1,420,971	570,389	162,278
Interest — unaffiliated	51,537,736	142,681,772	105,782,246	33,401,069
Other income — unaffiliated	152,202	1,465,095	416,881	314,544
Foreign taxes withheld	(963)	(125,098)	(31,248)	—
Total investment income	52,186,838	148,114,311	107,084,580	34,259,743
EXPENSES
Investment advisory	4,419,678	11,187,936	10,270,667	2,836,651
Offering	154,199	—	—	—
Professional	125,685	181,917	127,697	167,521
Accounting services	115,533	196,509	177,760	63,459
Transfer agent	85,809	187,003	108,064	47,464
Trustees and Officer	57,751	144,147	141,927	37,811
Custodian	54,387	49,470	70,221	27,855
Registration	18,791	49,646	32,469	8,486
Printing and postage	11,178	15,656	43,249	15,620
Miscellaneous	68,039	67,281	73,370	34,987
Total expenses excluding interest expense	5,111,050	12,079,565	11,045,424	3,239,854
Interest expense and fees — unaffiliated	16,089,732	27,835,484	31,457,833	5,207,644
Total expenses	21,200,782	39,915,049	42,503,257	8,447,498
Less:
Fees waived and/or reimbursed by the Manager	(5,435)	(106,258)	(8,527)	(18,189)
Total expenses after fees waived and/or reimbursed	21,195,347	39,808,791	42,494,730	8,429,309
Net investment income	30,991,491	108,305,520	64,589,850	25,830,434
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(30,398,662)	(14,138,083)	(6,119,759)	(3,935,817)
Investments — affiliated	—	(29,372)	—	25,187
Forward foreign currency exchange contracts	452,221	2,659,695	122,955	5,369
Foreign currency transactions	(35,215)	(260,584)	(10,751)	340
Futures contracts	(911,271)	(1,132,285)	3,327,893	—
Options written	131	127,694	793,184	—
Swaps	(671,792)	5,463,820	(2,348,337)	537,398
	(31,564,588)	(7,309,115)	(4,234,815)	(3,367,523)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	16,034,843	25,948,464	(6,488,214)	2,669,631
Investments — affiliated	—	183,775	—	47,588
Forward foreign currency exchange contracts	219,593	1,081,521	46,511	6,554
Foreign currency translations	(40,902)	(32,120)	(583)	854
Futures contracts	(6,271,380)	125,848	10,441,613	—
Options written	—	(51,791)	219,332	—
Swaps	153,314	(1,160,701)	(1,216,944)	(141,690)
Unfunded floating rate loan interests	(596)	(4,198)	708	331
	10,094,872	26,090,798	3,002,423	2,583,268
Net realized and unrealized gain (loss)	(21,469,716)	18,781,683	(1,232,392)	(784,255)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 9,521,775	$ 127,087,203	$ 63,357,458	$ 25,046,179
(a) Consolidated Statement of Operations.
See notes to financial statements.
Financial Statements

Statements of Changes in Net Assets

	BHK		HYT (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 30,991,491	$ 30,495,756	$ 108,305,520	$ 98,034,200
Net realized loss	(31,564,588)	(43,069,479)	(7,309,115)	(91,289,423)
Net change in unrealized appreciation (depreciation)	10,094,872	67,835,399	26,090,798	195,807,750
Net increase in net assets resulting from operations	9,521,775	55,261,676	127,087,203	202,552,527
DISTRIBUTIONS TO SHAREHOLDERS (b)
From net investment income	(31,728,469)	(29,123,925)	(113,650,697)	(98,129,727)
Return of capital	(16,662,102)	(19,226,456)	(22,803,870)	(35,266,158)
Decrease in net assets resulting from distributions to shareholders	(48,390,571)	(48,350,381)	(136,454,567)	(133,395,885)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	—	95,831,907	—
Reinvestment of distributions	1,179,065	—	10,528,206	—
Net increase in net assets derived from capital share transactions	1,179,065	—	106,360,113	—
NET ASSETS
Total increase (decrease) in net assets	(37,689,731)	6,911,295	96,992,749	69,156,642
Beginning of year	594,982,611	588,071,316	1,388,600,254	1,319,443,612
End of year	$ 557,292,880	$ 594,982,611	$ 1,485,593,003	$ 1,388,600,254

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Statements of Changes in Net Assets
 (continued)

	BTZ		BGT
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$ 64,589,850	$ 62,833,044	$ 25,830,434	$ 27,159,166
Net realized loss	(4,234,815)	(51,972,943)	(3,367,523)	(2,265,654)
Net change in unrealized appreciation (depreciation)	3,002,423	121,297,601	2,583,268	14,206,252
Net increase in net assets resulting from operations	63,357,458	132,157,702	25,046,179	39,099,764
DISTRIBUTIONS TO SHAREHOLDERS (a)
From net investment income	(62,856,630)	(59,066,496)	(26,212,029)	(27,396,917)
Return of capital	(31,102,433)	(35,061,131)	(7,131,653)	(1,235,218)
Decrease in net assets resulting from distributions to shareholders	(93,959,063)	(94,127,627)	(33,343,682)	(28,632,135)
CAPITAL SHARE TRANSACTIONS
Net proceeds from the issuance of shares	—	—	40,437,940	—
Reinvestment of distributions	—	—	832,604	—
Redemption of shares resulting from share repurchase program (including transaction costs)	—	(1,823,893)	—	(624,592)
Net increase (decrease) in net assets derived from capital share transactions	—	(1,823,893)	41,270,544	(624,592)
NET ASSETS
Total increase (decrease) in net assets	(30,601,605)	36,206,182	32,973,041	9,843,037
Beginning of year	1,082,092,221	1,045,886,039	287,820,664	277,977,627
End of year	$ 1,051,490,616	$ 1,082,092,221	$ 320,793,705	$ 287,820,664

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Financial Statements

Statements of Cash Flows
Year Ended December 31, 2024

	BHK	HYT (a)	BTZ	BGT
CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$ 9,521,775	$ 127,087,203	$ 63,357,458	$ 25,046,179
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns/payups	1,191,201,144	1,485,705,325	1,836,607,748	145,698,439
Purchases of long-term investments	(1,232,425,586)	(1,367,731,976)	(1,768,073,414)	(143,221,020)
Net proceeds from sales of short-term securities	7,419,338	90,272	9,543,146	9,368
Amortization of premium and accretion of discount on investments and other fees	(2,466,906)	(11,351,667)	(1,827,230)	(698,882)
Paid-in-kind income	—	—	9,081	—
Premiums paid on closing options written	(95)	(7,707)	(13,180)	—
Premiums received from options written	227	33,197	1,293,625	—
Net realized loss on investments and options written	30,404,538	14,047,428	5,354,109	4,073,126
Net unrealized (appreciation) depreciation on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	(16,216,486)	(26,399,452)	6,221,698	(2,899,393)
(Increase) Decrease in Assets
Receivables
Dividends — affiliated	39,383	1,119	75,413	(1,656)
Dividends — unaffiliated	24,339	(75,247)	—	—
Interest — unaffiliated	537,963	1,279,976	1,982,133	1,492,508
Variation margin on futures contracts	(256,189)	17,628	(54,180)	—
Variation margin on centrally cleared swaps	8,158	(42,675)	29,074	(3,526)
Swap premiums paid	2,053	(17,015)	—	—
Prepaid expenses	(37)	(155)	188	220
Deferred offering costs.	152,199	43,760	—	89,381
Increase (Decrease) in Liabilities
Cash received
Collateral — reverse repurchase agreements	(8,206,490)	—	(12,629,943)	—
Collateral — OTC derivatives	—	(950,000)	—	—
Collateral — TBA commitments	(269,000)	—	—	—
Payables
Accounting services fees	6,230	14,200	12,351	4,549
Custodian fees	1,730	751	2,116	2,927
Interest expense	(191,233)	(1,184,069)	(666,836)	(199,535)
Investment advisory fees	20,381	(49,614)	(28,225)	(1,788)
Trustees ’ and Officer ’ s fees	(22,004)	(20,880)	(64,282)	(35,301)
Other accrued expenses	(52,488)	(51,501)	(97,604)	(2,425)
Professional fees	19,703	(19,329)	33,863	33,724
Proxy fees	—	—	67,446	—
Transfer agent fees	(2,477)	(183)	(2,652)	(1,249)
Variation margin on futures contracts	(36,710)	—	254,635	—
Variation margin on centrally cleared swaps	16,307	(39,990)	31,545	(1,742)
Swap premiums received	(877,611)	427,870	—	55,334
Other liabilities	627,077	—	—	—
Net cash provided by (used for) operating activities	(21,020,767)	220,807,269	141,418,083	29,439,238
CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to shareholders	(47,211,506)	(125,926,361)	(93,959,063)	(32,511,078)
Payments for offering costs	—	—	—	(35,649)
Payments for bank borrowings	—	(898,000,000)	—	(131,000,000)
Proceeds from bank borrowings	—	709,000,000	—	96,000,000
Increase (decrease) in bank overdraft	132,109	893,099	(29,565)	(1,245,646)
Proceeds from issuance of capital shares	—	95,831,907	—	39,801,086
Net borrowing of reverse repurchase agreements	71,668,176	—	(54,114,281)	—
Net cash provided by (used for) for financing activities	24,588,779	(218,201,355)	(148,102,909)	(28,991,287)
CASH IMPACT FROM FOREIGN EXCHANGE FLUCTUATIONS
Cash impact from foreign exchange fluctuations	(32,587)	688	(35)	(116)

2024
BlackRock Annual Report to Shareholders

Statements of Cash Flows
 (continued)
Year Ended December 31, 2024
	BHK	HYT (a)	BTZ	BGT
CASH AND FOREIGN CURRENCY
Net increase (decrease) in restricted and unrestricted cash and foreign currency	$ 3,535,425	$ 2,606,602	$ (6,684,861)	$ 447,835
Restricted and unrestricted cash and foreign currency at beginning of year	7,324,924	1,502,535	15,417,475	408,000
Restricted and unrestricted cash and foreign currency at end of year	$ 10,860,349	$ 4,109,137	$ 8,732,614	$ 855,835
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for interest expense	$ 16,280,965	$ 29,019,553	$ 32,124,669	$ 5,407,179
NON-CASH FINANCING ACTIVITIES
Reinvestment of distributions	$ 1,179,065	$ 10,528,206	$ —	$ 832,604
RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AND FOREIGN CURRENCY AT THE END OF YEAR TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$ —	$ —	$ 183,884	$ 534,411
Cash pledged
Collateral — reverse repurchase agreements	6,822,776	—	322,000	—
Collateral — exchange-traded options written	—	—	1,558,000	—
Futures contracts	2,816,000	45,000	4,384,000	—
Centrally cleared swaps	904,000	3,906,000	2,269,000	319,000
Foreign currency at value	317,573	158,137	15,730	2,424
	$ 10,860,349	$ 4,109,137	$ 8,732,614	$ 855,835

(a)	Consolidated Statement of Cash Flows.
See notes to financial statements.
Financial Statements

Financial Highlights
(For a share outstanding throughout each period)

BHK
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$ 11.02	$ 10.89	$ 15.47	$ 16.45	$ 15.32
Net investment income (a)	0.57	0.56	0.64	0.72	0.72
Net realized and unrealized gain (loss)	(0.39)	0.47	(4.40)	(0.65)	1.24
Net increase (decrease) from investment operations	0.18	1.03	(3.76)	0.07	1.96
Distributions (b)
From net investment income	(0.59)	(0.54)	(0.69)	(0.80)	(0.64)
From net realized gain	—	—	(0.11)	(0.25)	(0.19)
Return of capital	(0.31)	(0.36)	(0.02)	—	—
Total distributions	(0.90)	(0.90)	(0.82)	(1.05)	(0.83)
Net asset value, end of year	$ 10.30	$ 11.02	$ 10.89	$ 15.47	$ 16.45
Market price, end of year	$ 10.46	$ 10.91	$ 10.38	$ 16.51	$ 16.30
Total Return (c)
Based on net asset value	1.58%	10.12%	(24.44)%	0.50% (d)	13.24%
Based on market price	4.19%	14.38%	(32.52)%	8.25%	17.90%
Ratios to Average Net Assets (e)
Total expenses	3.67% (f)	3.69%	1.95%	0.85%	0.91%
Total expenses after fees waived and/or reimbursed	3.67% (f)	3.69%	1.95%	0.85%	0.90%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.88% (f)	0.88%	0.90%	0.81%	0.75%
Net investment income	5.37%	5.23%	5.13%	4.50%	4.52%
Supplemental Data
Net assets, end of year (000)	$ 557,293	$ 594,983	$ 588,071	$ 835,314	$ 886,970
Borrowings outstanding, end of year (000)	$ 364,277	$ 292,808	$ 387,219	$ 405,522	$ 296,921
Portfolio turnover rate (g)	132%	133%	104%	54%	69%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of offering costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 3.64%, 3.64% and 0.86%, respectively.

(g)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	96%	81%	76%	34%	55%
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

HYT (a)
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$ 9.73	$ 9.25	$ 11.99	$ 11.95	$ 11.91
Net investment income (b)	0.74	0.69	0.67	0.76	0.79
Net realized and unrealized gain (loss)	0.13	0.72	(2.42)	0.21	0.18
Net increase (decrease) from investment operations	0.87	1.41	(1.75)	0.97	0.97
Distributions (c)
From net investment income	(0.77)	(0.68)	(0.60)	(0.80)	(0.82)
Return of capital	(0.16)	(0.25)	(0.26)	(0.13)	(0.11)
Total distributions	(0.93)	(0.93)	(0.86)	(0.93)	(0.93)
Dilutive effect of rights offer (Note 11)	—	—	(0.13)	—	—
Net asset value, end of year	$ 9.67	$ 9.73	$ 9.25	$ 11.99	$ 11.95
Market price, end of year	$ 9.81	$ 9.43	$ 8.74	$ 12.34	$ 11.43
Total Return (d)
Based on net asset value	9.41%	16.80%	(15.71)%	8.42%	9.57%
Based on market price	14.52%	19.80%	(22.62)%	16.66%	11.45%
Ratios to Average Net Assets (e)
Total expenses	2.82%	3.35%	1.89%	1.35%	1.50%
Total expenses after fees waived and/or reimbursed	2.82%	3.35%	1.89%	1.34%	1.49%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.85%	0.91%	0.91%	0.93%	0.94%
Net investment income	7.66%	7.34%	6.61%	6.30%	7.06%
Supplemental Data
Net assets, end of year (000)	$ 1,485,593	$ 1,388,600	$ 1,319,444	$ 1,465,171	$ 1,456,907
Borrowings outstanding, end of year (000)	$ 407,000	$ 596,000	$ 529,000	$ 647,000	$ 685,000
Asset coverage, end of year per $1,000 of bank borrowings (f)	$ 4,650	$ 3,330	$ 3,494	$ 3,265	$ 3,127
Portfolio turnover rate	73%	62%	45%	54%	82%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Calculated by subtracting the Trust
’
s total liabilities (not including bank borrowings) from the Trust
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BTZ
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$ 11.59	$ 11.19	$ 15.10	$ 15.71	$ 14.97
Net investment income (a)	0.69	0.67	0.77	0.85	0.84
Net realized and unrealized gain (loss)	0.00 (b)	0.74	(3.76)	(0.45)	0.91
Net increase (decrease) from investment operations	0.69	1.41	(2.99)	0.40	1.75
Distributions (c)
From net investment income	(0.68)	(0.63)	(0.70)	(0.86)	(0.85)
Return of capital	(0.33)	(0.38)	(0.22)	(0.15)	(0.16)
Total distributions	(1.01)	(1.01)	(0.92)	(1.01)	(1.01)
Net asset value, end of year	$ 11.27	$ 11.59	$ 11.19	$ 15.10	$ 15.71
Market price, end of year	$ 10.46	$ 10.32	$ 10.10	$ 15.05	$ 14.71
Total Return (d)
Based on net asset value	6.72%	14.24%	(19.50)%	2.73%	12.78%
Based on market price	11.24%	12.70%	(27.10)%	9.36%	13.07%
Ratios to Average Net Assets (e)
Total expenses	3.99%	3.98%	1.79%	1.12%	1.35%
Total expenses after fees waived and/or reimbursed	3.98%	3.97%	1.79%	1.12%	1.35%
Total expenses after fees waived and/or reimbursed and excluding interest expense	1.03%	1.03%	0.94%	0.94%	0.94%
Net investment income	6.06%	5.99%	6.22%	5.49%	5.69%
Supplemental Data
Net assets, end of year (000)	$ 1,051,491	$ 1,082,092	$ 1,045,886	$ 1,412,147	$ 1,468,153
Borrowings outstanding, end of year (000)	$ 536,048	$ 590,829	$ 589,324	$ 587,017	$ 614,172
Portfolio turnover rate (f)	102%	155%	42%	20%	34%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Portfolio turnover rate (excluding MDRs)	73%	93%	42%	20%	34%
See notes to financial statements.

2024
BlackRock Annual Report to Shareholders

Financial Highlights
 (continued)
(For a share outstanding throughout each period)

BGT
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21	Year Ended 12/31/20

Net asset value, beginning of year	$ 12.90	$ 12.43	$ 13.44	$ 13.40	$ 14.10
Net investment income (a)	1.12	1.22	0.82	0.65	0.66
Net realized and unrealized gain (loss)	(0.01)	0.53	(1.08)	0.17	(0.47)
Net increase (decrease) from investment operations	1.11	1.75	(0.26)	0.82	0.19
Distributions (b)
From net investment income	(1.13)	(1.22)	(0.75)	(0.66)	(0.69)
Return of capital	(0.31)	(0.06)	—	(0.12)	(0.20)
Total distributions	(1.44)	(1.28)	(0.75)	(0.78)	(0.89)
Net asset value, end of year	$ 12.57	$ 12.90	$ 12.43	$ 13.44	$ 13.40
Market price, end of year	$ 12.86	$ 12.38	$ 10.94	$ 13.99	$ 11.79
Total Return (c)
Based on net asset value	9.11%	15.69%	(1.32)%	6.43%	2.83%
Based on market price	16.32%	26.14%	(16.56)%	25.91%	(0.88)%
Ratios to Average Net Assets (d)
Total expenses	2.87%	3.04%	2.20%	1.61%	1.72%
Total expenses after fees waived and/or reimbursed	2.86%	3.03%	2.20%	1.60%	1.70%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.09%	1.09%	1.17%	1.19%	1.17%
Net investment income	8.77%	9.57%	6.40%	4.82%	5.13%
Supplemental Data
Net assets, end of year (000)	$ 320,794	$ 287,821	$ 277,978	$ 300,712	$ 300,126
Borrowings outstanding, end of year (000)	$ 62,000	$ 97,000	$ 91,000	$ 143,000	$ 129,000
Asset coverage, end of year per $1,000 of bank borrowings (e)	$ 6,174	$ 3,967	$ 4,055	$ 3,103	$ 3,327
Portfolio turnover rate	38%	25%	16%	50%	65%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Calculated by subtracting the Trust
’
s total liabilities (not including bank borrowings) from the Trust
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Trusts”, or individually as a “Trust”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Core Bond Trust	BHK	Delaware	Diversified
BlackRock Corporate High Yield Fund, Inc.	HYT	Maryland	Diversified
BlackRock Credit Allocation Income Trust	BTZ	Delaware	Diversified
BlackRock Floating Rate Income Trust	BGT	Delaware	Diversified
The Boards of Directors and Boards of Trustees of the Trusts are collectively referred to throughout this report as the “Board,” and the trustees thereof are collectively referred to throughout this report as “Trustees”. The Trusts determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.
The Trusts, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:

The accompanying consolidated financial statements of HYT include the accounts of HYT Subsidiary LLC (the “Taxable Subsidiary”), which is a wholly-owned taxable subsidiary of HYT. The Taxable Subsidiary enables HYT to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for HYT. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for HYT. Taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Consolidated
Statement of Assets and Liabilities. HYT may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were
$16,084, which is less than 0.1% of HYT’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to HYT.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Trust is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment

Transactions and Income Recognition:

For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.

Realized gains and losses on investment transactions are determined using the specific identification method.

Dividend income and capital gain distributions, if any, are
recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.

Dividends from foreign securities where the ex-dividend
dates may have passed are subsequently recorded when the Trusts are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.

For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation:
Each

Trust’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each

Trust

does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each

Trust reports realized currency gains (losses) on foreign
currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Each

Trust has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for
U.S. federal income tax purposes.
Foreign Taxes:
The Trusts may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each

Trust invests. These foreign taxes, if any, are paid by each

Trust and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

The Trusts file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Trusts may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft:
The

Trusts had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Trusts are obligated to
repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization:
If required by an exchange or counterparty agreement, the Trusts may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:

Distributions from net investment income are declared and paid monthly.

Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.

The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan:

Under the Deferred Compensation Plan (the “Plan”) approved by each Trust
’
s Board, the trustees who are not “interested persons” of the
Trusts, as defined in the 1940 Act (“Independent Trustees”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain funds in the BlackRock
Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Trust, as applicable. Deferred compensation liabilities, if any, are included in the Trustees
’
and Officer
’
s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Trusts until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustees and Officer expense on the Statements of Operations. The Trustees and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications:
In the normal course of business, a Trust enters into contracts that contain a variety of representations that provide general indemnification. A Trust
’
s
maximum exposure under these arrangements is unknown because it involves future potential claims against a Trust, which cannot be predicted with any certainty.
Other:

Expenses directly related to a Trust are charged to that Trust. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting:
The Trusts adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Trusts
’
adoption of the new standard impacted financial statement disclosures only and did not affect each

Trust
’
s financial
position or results of operations.
The Chief Financial Officer acts as the Trusts
’
Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each

Trust. The CODM has concluded that each

Trust operates as a single operating segment since the Trusts have a single investment strategy as disclosed in their
prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Trusts
’
financial
statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment

Valuation Policies:

Each

Trust
’
s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Trust
is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each

Trust’s Manager as the valuation
designee for each

Trust. Each

Trust determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies:
The following methods and inputs are used to establish the fair value of each Trust
’
s assets and liabilities:
•
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and
Notes to Financial Statements

Notes to Financial Statements
 (continued)

offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
•
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Trusts use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued
Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Trust might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Trust. Certain information made available by a Private Company is as of a date that is earlier than the date a Trust is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Trust could receive upon the sale of the investment.
Fair Value Hierarchy:
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•
Level 1 – Unadjusted price quotations in active markets/exchanges that each Trust has the ability to access for identical assets or liabilities;
•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.

The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of  December 31, 2024, certain investments of HYT were fair valued using NAV as a practical expedient  as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities:
Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations:
Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances.
Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities:
Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these
Notes to Financial Statements

Notes to Financial Statements
 (continued)

are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities:
Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds:

Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities:
Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks:
Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants:
Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests:
Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

In connection with floating rate loan interests, the Trusts may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Trusts had the following unfunded floating rate loan interests:

Trust Name	Borrower	Par	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
BHK	Archkey Solutions LLC	$ 4,389	$ 4,367	$ 4,412	$ 45
	GrafTech Finance, Inc.	33,947	33,947	33,269	(678)
	Raven Acquisition Holdings LLC	10,864	10,810	10,882	72
	Signia Aerospace LLC	13,564	13,531	13,540	9
					$ (552)
HYT	Archkey Solutions LLC	$ 40,530	$ 40,327	$ 40,745	418
	GrafTech Finance, Inc.	267,440	267,440	262,102	(5,338)
	Raven Acquisition Holdings LLC	96,790	96,306	96,948	642
	Signia Aerospace LLC	127,084	126,766	126,846	80
					$ (4,198)
BTZ	Focus Financial Partners LLC	$ 19,387	$ 19,387	$ 19,549	162
	GrafTech Finance, Inc.	82,799	82,799	83,423	624
	Raven Acquisition Holdings LLC	5,926	5,896	5,935	39
	Signia Aerospace LLC	3,760	3,751	3,754	3
					$ 828
BGT	Focus Financial Partners LLC	$ 89,181	$ 89,181	$ 89,927	746
	Raven Acquisition Holdings LLC	24,691	24,568	24,732	164
	Signia Aerospace LLC	17,932	17,887	17,898	11
					$ 921
Forward Commitments, When-Issued and Delayed Delivery Securities:
The Trusts may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trusts may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date.
Since the value of securities purchased may fluctuate prior to settlement, the Trusts may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trusts assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trusts
’
maximum amount of loss is the unrealized appreciation of
unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the

Trusts to make future cash payments. An unfunded
commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of
Operations.
TBA Commitments:
TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master
Securities Forward Transaction Agreements (each, an “MSFTA”).

An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions:

The Trusts may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions.
Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Reverse Repurchase Agreements:
Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes.
During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon
Notes to Financial Statements

Notes to Financial Statements
 (continued)

competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value.  Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2024, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Trusts were as follows:

Trust Name	Average Amount Outstanding	Weighted Average Interest Rate
BHK	$ 309,609,084	5.19%
BTZ	592,943,705	5.31
Reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a fund. With reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor to the extent that the aggregate market value of the cash collateral and the purchased securities it holds is less than the repurchase price. As such, the receipt of any shortfall or any closeout amount owed to a fund upon termination of the MRA could be delayed or not received at all.
As of period end, the following table is a summary of BHK and BTZ’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Trust Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount (b)
BHK
Barclays Bank PLC	$ (34,552,785)	$ 34,552,785	$ —	$ —
Barclays Capital, Inc.	(8,775,631)	8,775,631	—	—
BNP Paribas SA	(87,962,112)	87,962,112	—	—
BofA Securities, Inc.	(23,069,190)	23,069,190	—	—
Credit Agricole Corporate and Investment Bank	(41,556,569)	40,537,835	1,018,734	—
Deutsche Bank Securities, Inc.	(42,765,962)	42,765,962	—	—
Goldman Sachs & Co. LLC	(2,638,014)	2,638,014	—	—
HSBC Securities (USA), Inc.	(19,228,645)	19,228,645	—	—
J.P. Morgan Securities LLC	(5,608,345)	5,608,345	—	—
Merrill Lynch International	(163,948)	163,948	—	—
Nomura Securities International, Inc.	(73,298,874)	69,367,411	3,931,463	—
RBC Capital Markets, LLC	(9,950,515)	9,950,515	—	—
TD Securities (USA) LLC	(6,262,866)	6,262,866	—	—
U.S. Bancorp Investments, Inc.	(8,443,046)	8,152,073	220,000	(70,973)
	$ (364,276,502)	$ 359,035,332	$ 5,170,197	$ (70,973)

(a)
Net collateral, including accrued interest, if any, with a value of $374,856,871 has been pledged/received in connection with open reverse repurchase agreements. Excess of net collateral pledged, if any, to the individual counterparty is not shown for financial reporting purposes.

(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Trust Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount
BTZ
Barclays Capital, Inc.	$ (46,302,210)	$ 46,302,210	$ —	$ —
BNP Paribas SA	(52,855,239)	52,855,239	—	—
BofA Securities, Inc.	(144,530,856)	144,530,856	—	—
Goldman Sachs & Co. LLC	(4,513,566)	4,513,566	—	—
HSBC Securities (USA), Inc.	(1,715,075)	1,715,075	—	—

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

Trust Name/Counterparty	Reverse Repurchase Agreements	Fair Value of Non-Cash Collateral Pledged Including Accrued Interest (a)	Cash Collateral Pledged/Received (a)	Net Amount
J.P. Morgan Securities LLC	$ (8,244,699)	$ 8,244,699	$ —	$ —
Morgan Stanley & Co. International PLC	(868,594)	868,594	—	—
Nomura Securities International, Inc.	(27,137,584)	27,137,584	—	—
RBC Capital Markets, LLC	(35,551,136)	35,551,136	—	—
TD Securities (USA) LLC	(214,329,350)	214,329,350	—	—
	$ (536,048,309)	$ 536,048,309	$ —	$ —

(a)
Collateral, if any, with a value of $577,490,302 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Trusts engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Trusts and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts:
Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Trusts and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Trusts are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Trusts agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts
: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Trusts are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s)

reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
The Trust
’
s

risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Trust.
Options:
The Trusts may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing
Notes to Financial Statements

Notes to Financial Statements
 (continued)

transaction exceeds the premiums received or paid. When the Trusts write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Trusts write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Trusts bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Trusts purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps:
Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Trusts and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements

of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the
Trusts
’

basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the
Trusts
’
counterparty on the swap. Each

Trust is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each

Trust is required to
deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities.
Pursuant to the contract, each

Trust agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Trusts

may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Trusts will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Trusts will
either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Trusts receive payment from or make a payment to the counterparty.
•
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements:
In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Trust may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a

Trust and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a

Trust may, under certain circumstances, offset with the

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements:
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Trusts and the counterparty.
Cash collateral that has been pledged to cover obligations of the Trusts and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Trusts, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Trusts.  Any additional required collateral is delivered to/pledged by the Trusts on the next business day. Typically, the counterparty
is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A

Trust

generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Trusts from the counterparties are not fully collateralized, each

Trust

bears the risk of loss
from counterparty non-performance. Likewise, to the extent the

Trusts

have

delivered collateral to a counterparty and stand

ready to perform under the terms of
their

agreement with such counterparty,  each

Trust

bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Trusts do

not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory:
Each Trust entered into an Investment Advisory Agreement with the Manager, the Trusts
’
investment adviser and an indirect, wholly-owned subsidiary
of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Trust
’
s portfolio and
provides the personnel, facilities, equipment and certain other services necessary to the operations of each Trust.
For such services, BHK, BTZ and BGT pays the Manager a monthly fee at an annual rate equal to the following percentages of the average weekly value of the Trust
’
s
managed assets.

	BHK	BTZ	BGT
Investment advisory fees	0.50%	0.62%	0.75%
For purposes of calculating these fees, “managed assets” are determined as total assets of the Trust (including any assets attributable to money borrowed for investment purposes) less the sum of its accrued liabilities (other than money borrowed for investment purposes).
For such services, HYT pays the Manager a monthly fee at an annual rate equal to 0.60% of the average daily value of HYT’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage.
For purposes of calculating this fee, “net assets” means the total assets of the Trust minus the sum of its accrued liabilities.
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable
Subsidiary for providing investment management or administrative services. However, HYT pays the Manager based on HYT’s net assets, plus the proceeds of any debt securities or outstanding borrowings used for leverage, which includes the assets of the Taxable Subsidiary.
With respect to each Trust, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and, with respect to BHK and BTZ,
BlackRock (Singapore) Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Trust for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Trust to the Manager.
Distribution Fees:
BHK, HYT and BGT has entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager, to provide for distribution of BHK, HYT and BGT common shares on a reasonable best efforts basis through an equity shelf offering (a “Shelf Offering”) (the “Distribution Agreement”).
Pursuant to the Distribution Agreement, BRIL will receive commissions with respect to sales of common shares at a commission rate of 1.00% of the gross proceeds of the sale of BHK, HYT and BGT’s common shares and a portion of such commission is re-allowed to broker-dealers engaged by BRIL. The commissions retained by BRIL during the period ended December 31, 2024 amounted to $0, $193,697 and $81,808 for each of BHK, HYT and BGT, respectively.
Expense Waivers and Reimbursements:

With respect to each

Trust, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each

Trust pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026.

The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a

Trust.

These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the year ended December 31, 2024, the amounts waived were as follows:

Trust Name	Fees Waived and/or Reimbursed by the Manager
BHK	$ 5,435
Notes to Financial Statements

Notes to Financial Statements
 (continued)

Trust Name	Fees Waived and/or Reimbursed by the Manager
HYT	$ 1,565
BTZ	8,527
BGT	227
The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each

Trust
’
s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Trusts
’
Independent Trustees. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended December 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:

Trust Name	Fees Waived and/or Reimbursed by the Manager
HYT	$ 104,693
BGT	17,962
Trustees and Officers:

Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Trusts reimburse the Manager for a portion of the compensation paid to the Trusts
’
Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7.

PURCHASES AND SALES
For the year ended December 31, 2024, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:

	U.S. Government Securities		Other Securities
Trust Name	Purchases	Sales	Purchases	Sales
BHK	$ 916,549,050	$ 866,271,392	$ 290,623,545	$ 324,552,675
HYT	—	—	1,367,439,918	1,493,243,686
BTZ	1,271,413,581	1,343,643,901	419,377,499	493,259,886
BGT	—	—	150,380,254	146,721,901
For the year

ended December 31, 2024, purchases and sales related to mortgage dollar rolls were as follows:

Trust Name	Purchases	Sales
BHK	$ 327,150,870	$ 327,101,688
BTZ	484,848,440	484,752,926
8.
INCOME TAX INFORMATION
It is each

Trust
’
s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required, except with respect to any taxes related to the Taxable
Subsidiaries.
Each

Trust files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each

Trust
’
s
U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each

Trust
’
s state and local tax returns may remain
open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Trusts as of December 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Trusts
’
financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Trusts
’
NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses were reclassified to the following accounts:

Trust Name	Paid-in Capital	Accumulated Earnings (Loss)
BHK	$ (154,199)	$ 154,199

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

The tax character of distributions paid was as follows:

Trust Name	Year Ended 12/31/24	Year Ended 12/31/23
BHK
Ordinary income	$ 31,728,469	$ 29,123,925
Return of capital	16,662,102	19,226,456
	$ 48,390,571	$ 48,350,381
HYT
Ordinary income	$ 113,650,697	$ 98,129,727
Return of capital	22,803,870	35,266,158
	$ 136,454,567	$ 133,395,885
BTZ
Ordinary income	$ 62,856,630	$ 59,066,496
Return of capital	31,102,433	35,061,131
	$ 93,959,063	$ 94,127,627
BGT
Ordinary income	$ 26,212,029	$ 27,396,917
Return of capital	7,131,653	1,235,218
	$ 33,343,682	$ 28,632,135
As of December 31, 2024, the tax components of accumulated earnings (loss) were as follows:

Trust Name	Non-Expiring Capital Loss Carryforwards (a)	Net Unrealized Gains (Losses) (b)	Total
BHK	$ (138,824,173)	$ (23,600,040)	$ (162,424,213)
HYT	(272,585,405)	23,456,883	(249,128,522)
BTZ	(89,911,261)	(22,738,875)	(112,650,136)
BGT	(35,253,439)	(4,962,890)	(40,216,329)

(a)	Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the accounting for swap agreements, classification of investments and the deferral of compensation to Trustees.

During the year ended December 31, 2024, the Trusts

listed below utilized the following amounts of their respective capital loss carryforward:

Trust Name	Utilized
BTZ	$ 3,794,654
As of December 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

Trust Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BHK	$ 935,221,501	$ 13,888,320	$ (37,144,057)	$ (23,255,737)
HYT	1,828,504,730	50,096,855	(25,242,393)	24,854,462
BTZ	1,580,063,293	36,627,553	(58,605,827)	(21,978,274)
BGT	393,779,658	3,604,974	(8,390,151)	(4,785,177)
9.
BANK BORROWINGS
HYT and BGT

are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to HYT and BGT. As of period end, HYT and BGT have not received any
notice to terminate. HYT and BGT

have granted a security interest in substantially all of their assets to SSB.
The SSB Agreement allows for the following maximum commitment amounts:

Trust Name	Commitment Amounts
HYT	$ 758,000,000
BGT	157,000,000
Notes to Financial Statements

Notes to Financial Statements
 (continued)

Advances will be made by SSB to HYT and BGT at HYT and BGT’s option of (a) Daily Simple SOFR plus 0.80% or (b) One Month Term SOFR plus 0.80%. SOFR and One
Month Term SOFR are subject to a 0% floor.
In addition, HYT and BGT paid a commitment fee (based on the daily unused portion of the commitments). Advances to HYT and BGT as of period end, if any, are shown in the Statements of Assets and Liabilities as bank borrowings. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.
HYT and BGT may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding borrowings is less than 300%.
For the year ended December 31, 2024, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

Trust Name	Maximum Amount Borrowed	Average Amount Outstanding	Daily Weighted Average Interest Rate
HYT	$ 617,000,000	$ 450,732,240	6.07%
BGT	99,000,000	83,713,115	6.08
10.
PRINCIPAL RISKS
In the normal course of business, the Trusts

invest in securities or other instruments and may enter into certain transactions, and such activities subject each

Trust to various
risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Trusts and their investments.
Illiquidity Risk:
 Each Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Trust may not be able to readily dispose of such investments at prices that approximate those at which a Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, a Trust may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Trust’s NAV and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Market Risk:

Each

Trust may be exposed to prepayment risk, which is the risk that bo rro
wers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each

Trust to reinvest in lower yielding securities. Each

Trust

may also be exposed to reinvestment risk, which is the risk
that income from each

Trust’s portfolio will decline if each

Trust invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each

Trust portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk:
The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A

Trust may invest in illiquid investments.  An illiquid investment is any investment that a

Trust reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A

Trust may  experience difficulty in selling illiquid
investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each

Trust’s NAV to experience significant
increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a

Trust may lose value, regardless of the
individual results of the securities and other instruments in which a

Trust invests. A

Trust’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Trust could receive upon the sale of any particular portfolio investment may differ from a Trust
’
s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Trust
’
s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Trust, and a Trust could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:

The Trusts may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Trusts manage counterparty credit risk by

2024
BlackRock Annual Report to Shareholders

Notes to Financial Statements
 (continued)

entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trusts to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trusts
’
exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Trusts.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each

Trust bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Trusts should the counterparty fail to perform under the contracts. Options written by the Trusts do not typically give rise to counterparty credit risk, as options written generally obligate the Trusts, and not the counterparty, to perform. The Trusts may be exposed to counterparty credit risk with respect to options written to the extent each

Trust

deposits
collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Trusts since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trusts.
Geographic/Asset Class Risk:

A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each

Trust’s portfolio are disclosed in its Schedule of Investments.
The

Trusts invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The

Trusts invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Trusts may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Trusts
’
performance.
The

Trusts invest a significant portion of their assets in securities of issuers located in the United States.

A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Trusts invest.
Certain

Trusts

invest

a significant portion of  their

assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
11.

CAPITAL SHARE TRANSACTIONS
BHK, BTZ and BGT is authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. HYT is authorized to issue
200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares to
Preferred Shares without the approval of Common Shareholders.
Common Shares
BHK, HYT and BGT have filed a prospectus with the SEC allowing them to issue an additional 15,000,000, 40,000,000 and 11,000,000 Common Shares, respectively, through an equity shelf program (a “Shelf Offering”). Under the Shelf Offering, BHK, HYT and BGT, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above each Trust’s NAV per Common Share (calculated within 48 hours of pricing).  As of period end December 31, 2024, 15,000,000, 30,202,277 and 7,859,595 Common Shares, respectively, remain available for issuance under the Shelf Offering. During the year ended
December 31, 2024, BHK, HYT and BGT issued 0, 9,797,723 and 3,140,405 shares, respectively, under the Shelf Offering. See Additional Information - Shelf Offering Program
for additional information.
Notes to Financial Statements

Notes to Financial Statements
 (continued)

Initial costs incurred by BHK, HYT and BGT in connection with their Shelf Offerings are recorded as “Deferred offering costs” in the Statements of Assets and Liabilities. As shares are sold, a portion of the costs attributable to the shares sold will be charged against paid-in-capital. Any remaining deferred charges at the end of the Shelf Offering period will be charged to expense.
For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	Year Ended
Trust Name	12/31/24	12/31/23
BHK	109,695	—
HYT	1,085,559	—
BGT	65,437	—
The Trusts participated in an open market share repurchase program (the “Repurchase Program”) through November 30, 2024. From December 1, 2023 through
November 30, 2024, each Trust could repurchase up to 5% of its outstanding common shares under the Repurchase Program, based on common shares outstanding as of the close of business on November 30, 2023, subject to certain conditions. The Repurchase Program had an accretive effect as shares were purchased at a discount to the Trust’s
NAV. The Repurchase Program expired on November 30, 2024 and was not renewed.

For the year ended December 31, 2024, the Trusts did not repurchase any shares.
For the year ended December 31, 2023, shares issued and outstanding decreased by 182,646 and 55,022 as a result of share repuchase for BTZ and BGT respectively.
For the year ended December 31, 2023, shares issued and outstanding remained constant for BHK and HYT.
For the year ended December 31, 2024, shares issued and outstanding remained constant for BTZ.
12.
SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Trusts
’

financial statements was completed through the date the financial statements were issued and the following items were noted:
The Trusts declared and paid or will pay distributions to Common Shareholders as follows:

Trust Name	Declaration Date	Record Date	Payable/ Paid Date	Dividend Per Common Share
BHK	01/02/25	01/15/25	01/31/25	$ 0.074600
	02/03/25	02/14/25	02/28/25	0.074600
HYT	01/02/25	01/15/25	01/31/25	0.077900
	02/03/25	02/14/25	02/28/25	0.077900
BTZ	01/02/25	01/15/25	01/31/25	0.083900
	02/03/25	02/14/25	02/28/25	0.083900
BGT	01/02/25	01/15/25	01/31/25	0.120280
	02/03/25	02/14/25	02/28/25	0.120280
On January 31, 2025, HYT filed an automatically effective registration statement with the SEC allowing it to issue an additional 45,000,000 Common Shares through its Shelf
Offering. On February 7, 2025, HYT filed a prospectus supplement with the SEC in connection with its Shelf Offering and may now sell additional Common Shares through the
Shelf Offering.

On February 7, 2025, BHK filed an initial registration statement with the SEC seeking the ability to issue an additional 18,000,000 Common Shares through its Shelf Offering.
The registration statement is subject to SEC review and BHK may not sell any Common Shares in a Shelf Offering until the registration statement is declared effective by the
SEC.

2024
BlackRock Annual Report to Shareholders

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees/Directors of BlackRock Core Bond Trust, BlackRock Corporate High Yield Fund, Inc., BlackRock Credit Allocation Income Trust,
and BlackRock Floating Rate Income Trust:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Core Bond Trust, BlackRock Corporate High Yield Fund, Inc., BlackRock Credit Allocation
Income Trust, and BlackRock Floating Rate Income Trust (the “Funds”), including the schedules of investments, as of December 31, 2024, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. Such financial statements and financial highlights of BlackRock Corporate High Yield Fund, Inc. are consolidated for all periods presented. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31,
2024, and the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP

Boston, Massachusetts

February 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.
Report of Independent Registered Public Accounting Firm

Important Tax Information
(unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2024:

Trust Name	Qualified Dividend Income
BHK	$ 2,566,674
HYT	3,348,782
BTZ	5,533,300
BGT	549
The Trusts hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2024:

Trust Name	Federal Obligation Interest
BHK	$ 105,331
HYT	43,447
BTZ	240,705
BGT	5,874
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2024 qualified for the dividends-received deduction for corporate shareholders:

Trust Name	Dividends-Received Deduction
BHK	5.46%
HYT	1.45
BTZ	4.21
The Trusts hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2024:

Trust Name	Interest Dividends
BHK	$ 28,833,799
HYT	101,723,896
BTZ	58,159,723
BGT	25,559,439
The Trusts hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2024:

Trust Name	Interest- Related Dividends
BHK	$ 23,288,401
HYT	87,017,186
BTZ	33,777,193
BGT	20,367,885

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks

Recent Changes
The following information is a summary of certain changes since December 31, 2023. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.
During each Trust’s most recent fiscal year, there were no material changes in the Trust’s investment objectives or policies that have not been approved by shareholders or in the principal risk factors associated with investment in the Trust.
Effective May 1, 2025, the 80% policy of BlackRock Corporate High Yield Fund, Inc. (HYT) will be amended to read as follows: Under normal market conditions, the Trust invests at least 80% of its net assets (including assets acquired from the sale of preferred stock), plus the amount of any borrowings for investment purposes, in high yield securities of corporate issuers and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.  For purposes of the Trust’s 80% policy, high yield securities of corporate issuers include high yield bonds (commonly referred to as “junk bonds”), corporate loans, convertible debt securities and preferred securities, which are rated below investment grade or, if unrated, are considered by the Advisors to be of comparable quality, as well as credit linked notes, structured notes or other instruments evidencing interests in special purpose vehicles or trusts that hold interests in high yield securities. The 80% policy noted above is a non-fundamental policy of the Trust and may not be changed without 60 days’ prior notice to shareholders.
Investment Objectives and Policies
BlackRock Core Bond Trust (BHK)
The Trust’s investment objective is to provide current income and capital appreciation.
As a non-fundamental policy, under normal market conditions, the Trust invests at least 80% of its assets in bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government or a foreign government or their agencies, instrumentalities or political subdivisions; mortgage-backed securities, including agency mortgage pass-through securities and commercial mortgage-backed securities; mortgage to-be-announced (“TBA”) securities; debt obligations of
U.S. or foreign issuers; municipal securities; and asset-backed securities.  The Trust’s investments in derivatives will be counted toward the Trust’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The 80% policy is a non-fundamental policy of the Trust and may not be changed without 60 days’ prior notice to shareholders. Under current market conditions, the Trust intends to invest its assets primarily in a diversified portfolio of investment grade bonds, which may include, but are not limited to, corporate bonds, mortgage-related securities and
U.S. government and agency debt securities.  The Trust may invest up to 10% of its total managed assets in bonds issued in foreign currencies.  The Trust may also purchase loan participations and assignments. The Trust may invest directly in securities or synthetically through the use of derivatives.The Trust will also invest in bonds that, in the opinion of BlackRock Advisors, LLC (the “Manager”) and BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BSL” and collectively with the Manager and BIL, the “Advisors”), the Trust’s sub-advisors, are underrated or undervalued or have the potential for above-average current income and capital appreciation. Underrated bonds are those whose ratings do not, in Advisors’ opinion, reflect their true creditworthiness. Undervalued bonds are bonds that, in the opinion of the Advisors, are worth more than the value assigned to them in the marketplace. The Advisors may at times believe that bonds associated with a particular market sector (for example, mortgage-related securities), or issued by a particular issuer, are undervalued. The Advisors may purchase those bonds for the Trust’s portfolio because they represent a market sector or issuer that the Advisors consider undervalued, even if the value of those particular bonds appears to be consistent with the value of similar bonds. Bonds of particular issuers (for example, the Federal Home Loan Mortgage Association) may be undervalued because there is a temporary excess of supply in that market sector, or because of a general decline in the market price of bonds of the market sector for reasons that do not apply to the particular bonds that are considered undervalued. The Trust’s investment in underrated or undervalued bonds will be based on the Advisors’ belief that their yield is higher than that available on bonds bearing equivalent levels of interest rate risk, credit risk and other forms of risk, and that their prices will ultimately rise, relative to the market, to reflect their true value. The Trust may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.
The Trust invests primarily in investment grade bonds. Under normal market conditions, the Trust invests at least 75% of its total managed assets in investment grade quality bonds. Investment grade quality means that such bonds are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s Investors Service,
Inc. (“Moody’s”), S&P Global Ratings (“S&P”), Fitch Ratings, Inc. (“Fitch”) or another nationally recognized rating agency) by one nationally recognized rating agency or are unrated but judged to be of comparable quality by the Advisors. Bonds that are rated by two or more nationally recognized rating agencies will be considered to have the higher credit rating. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for bonds that are rated BBB or Baa (or that have equivalent ratings) to make principal and interest payments than is the case for higher rated bonds. The Trust may invest up to 25% of its total managed assets in bonds that are rated, at the time of investment, Ba/BB or below by Moody’s, S&P, Fitch or another nationally recognized rating agency or that are unrated but judged to be of comparable quality by the Advisors. Bonds of below investment grade quality are commonly referred to as “junk bonds.” Bonds of below investment grade quality are regarded as having predominantly speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. The lowest rated bonds in which the Trust may invest are securities rated in the category “C” or determined by the Advisors to be of comparable quality. Securities rated “C” are considered highly speculative and may be used to cover a situation where the issuer has filed a bankruptcy petition but debt service payments are continued. While such debt will likely have some quality and protective characteristics, those are outweighed by large uncertainties or major risk exposure to adverse conditions. These credit quality policies apply only at the time a security is purchased, and the Trust is not required to dispose of a security if a rating agency downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell a security that a rating agency has downgraded, the Advisors may consider such factors as the Advisors’ assessment of the credit quality of the issuer of the security, the price at which the security could be sold and the rating, if any, assigned to the security by other rating agencies.
The Trust may also invest in securities of other open- or closed-end investment companies that invest primarily in bonds of the types in which the Trust may invest directly.
As part of the management of the Trust, the Advisors manage the effective duration of the Trust’s portfolio. The target duration of the Trust’s portfolio may change from time to time.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

The Advisors may, but are not required to, when consistent with the Trust’s investment objective, use various strategic investment transactions to earn income, facilitate portfolio management and mitigate risks, including currency risk. The Trust may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or credit transactions and credit default swaps. The Trust also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as “Strategic Transactions.” The Trust generally seeks to use
Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Trust’s portfolio, protect the value of the Trust’s portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Trust, protect against changes in currency exchange rates, manage the effective maturity or duration of the Trust’s portfolio, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Trust may use Strategic Transactions to enhance potential gain, although no more than 5% of the Trust’s total managed assets will be committed to variation margin for Strategic Transactions for non-hedging purposes.
During temporary defensive periods and in order to keep the Trust fully invested, the Trust may invest up to 100% of its total managed assets in short-term investments. The
Trust may not achieve its investment objective under these circumstances..
Leverage:

The Trust currently utilizes leverage for investment purposes in the form of reverse repurchase agreements. The Trust may borrow from banks or other financial institutions and may also borrow additional funds using such investment techniques and in such amounts as the Advisors may from time to time determine.
Borrowings may be made by the Trust through dollar roll transactions.
The Trust may enter into derivative securities transactions that have leverage embedded in them.
Although the Trust is authorized to issue preferred shares, the Trust anticipates that under current market conditions it will not offer preferred shares.
BlackRock Corporate High Yield Fund, Inc. (HYT)
The Trust’s primary investment objective is to provide shareholders with current income. The Trust’s secondary investment objective is to provide shareholders with capital appreciation. The Trust’s investment objectives are fundamental policies and may not be changed without the approval of a majority of the outstanding voting securities of the
Trust (as defined in the Investment Company Act of 1940 Act, as amended (the “Investment Company Act”)).
The Trust seeks to achieve its investment objectives by investing primarily in a diversified portfolio of fixed-income securities which are rated below investment grade by the established rating services (Ba or lower by Moody’s Investor’s Service, Inc. (“Moody’s”), BB or lower by S&P Global Ratings (“S&P”) or BB or lower by Fitch Ratings, Inc.
(“Fitch”)) or, if unrated, are considered by BlackRock Advisors, LLC (the “Manager”) or BlackRock International Limited (“BIL” and together with the Manager, the “Advisors”), the sub-advisor to the Trust, to be of comparable quality. The Trust may invest directly in fixed-income securities or synthetically through the use of derivatives.  The Trust may invest in securities of any maturity.
Under normal market conditions, the Trust invests at least 80% of its net assets (including assets acquired from the sale of preferred stock), plus the amount of any borrowings for investment purposes, in high yield securities, including high yield bonds, corporate loans, convertible debt securities and preferred securities. The Trust’s investments in derivatives will be counted toward the Trust’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. This is a non-fundamental policy and may be changed by the Board of Directors of the Trust provided that stockholders are provided with at least 60 days’ prior written notice of any change, unless such change was previously approved by shareholders, as required by the rules under the Investment
Company Act.
High yield securities include high yield bonds (commonly referred to as “junk bonds”), corporate loans, mortgage-related securities, convertible debt securities and preferred securities, which are rated below investment grade or, if unrated, are considered by the Advisors to be of comparable quality.  The high yield securities in which the Trust invests may also include credit linked notes, structured notes or other instruments evidencing interests in special purpose vehicles or trusts that hold interests in high yield securities.
The Trust may receive warrants or other non-income producing equity securities in connection with its investments in high yield securities, including in unit offerings, in an exchange offer, upon the conversion of a convertible security, or upon the restructuring or bankruptcy of investments owned by the Trust. The Trust may continue to hold such securities until, in the Advisors’ judgment in light of current market conditions, it is advantageous to effect a disposition of such securities.
Although the Trust will invest primarily in below investment grade securities, other than with respect to Distressed Securities (described below), it will not invest in securities in the lowest rating categories (Ca or lower by Moody’s, CC or lower by S&P or CC or lower by Fitch) unless the Advisors believe that the financial condition of the issuer or the protection afforded to the particular securities is stronger than would otherwise be indicated by such low ratings.
The Trust may invest up to 10% of its total assets in high yield securities which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or payment of interest at the time of acquisition by the Trust or are rated in the lowest rating categories (Ca or lower by Moody’s, CC or lower by S&P or CC or lower by
Fitch) or, if unrated, are considered by the Advisors to be of comparable quality (“Distressed Securities”).
The Trust may invest, without limitation, in securities of issuers domiciled outside the United States or that are denominated in various foreign currencies and multinational currency units (“Non-U.S. Securities”).
The Trust may invest up to 25% of its total assets in corporate loans extended to borrowers by commercial banks or other financial institutions (“Corporate Loans”). The
Corporate Loans in which the Trust may invest may be rated below investment grade (Ba or lower by Moody’s, BB or lower by S&P or BB or lower by Fitch) or, if unrated, are considered by the Advisors to be of comparable quality.

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

The Trust may invest up to 15% of its total assets in convertible debt securities and up to 15% of its total assets in preferred securities, including preferred securities that may be converted into common stock or other securities of the same or a different issuer, and non-convertible preferred securities. The convertible debt securities and preferred securities in which the Trust may invest may be rated below investment grade by the established rating services (Ba or lower by Moody’s, BB or lower by S&P or BB or lower by Fitch) or, if unrated, are considered by the Advisors to be of comparable quality.
The Trust may make short sales of securities, provided that the market value of all securities sold short does not exceed 10% of its total assets. The Trust may make short sales both as a form of hedging to offset potential declines in long positions in similar securities and in order to seek to enhance return.  The Trust also may make short sales “against the box.” Short sales “against the box” are not subject to the foregoing 10% limitation.
The Trust may not purchase securities of other investment companies, except to the extent that such purchases are permitted by applicable law.
The Trust has no limitation on the amount of its investments that are not readily marketable or are subject to restrictions on resale.
The Trust may engage in various portfolio strategies both to seek to increase its return and to hedge its portfolio against movements in interest rates and in the securities markets through the use of derivatives, such as indexed and inverse securities, options, futures, options on futures, interest rate transactions, credit default swaps and short selling.
Leverage:

The Trust currently utilizes leverage for investment purposes in the form of a bank credit facility.  The Trust generally will not utilize leverage if it anticipates that the
Trust’s leveraged capital structure would result in a lower return to common stockholders than that obtainable if the common stock were unleveraged for any significant amount of time. At times, the Trust could utilize leverage through borrowings, including the issuance of short term debt securities, the issuance of shares of preferred stock or a
combination thereof.   The Trust may also leverage through the use of reverse repurchase agreements.
There can be no assurance that the Trust will borrow in order to leverage its assets or, if it does, what percentage of the Trust’s assets such borrowings will represent.  The Trust does not currently anticipate issuing any preferred stock.
The Trust may enter into derivative securities transactions that have leverage embedded in them.
The Trust also may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Trust securities.
BlackRock Credit Allocation Income Trust (BTZ)
The investment objective of the Trust is to seek current income, current gains and capital appreciation.
The Trust, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its assets in credit-related securities, including, but not limited to, investment grade corporate bonds, high yield bonds (commonly referred to as “junk” bonds), bank loans, preferred securities or convertible bonds or derivatives with economic characteristics similar to these credit-related securities. The Trust’s investments in derivatives will be counted toward the Trust’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities.
The Trust may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If the Trust has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
The Trust may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the
U.S. government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.
The Trust may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and
CLOs are types of asset-backed securities. A CDO is a bankruptcy remote entity which is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans
(CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or
“equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
The Trust may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

The Trust may invest in capital trusts. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities.
The Trust may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Under normal market conditions, the Trust may invest without limitation in securities rated below investment grade at the time of purchase. However, it is anticipated, under current market conditions, that the Trust will have an average credit quality of at least investment grade.
Securities rated below investment grade include securities that are rated Ba or lower by Moody’s Investors Service, Inc. (“Moody’s”) and BB or lower by S&P Global Ratings
(“S&P”) or Fitch Ratings, Inc. (“Fitch”) or securities comparably rated by other rating agencies or in unrated securities determined by the BlackRock Advisors, LLC (the
“Manager”) or BlackRock International Limited (“BIL” and together with the Manager, the “Advisors”), the Trust’s sub-advisor, to be of comparable quality. Securities rated Ba by Moody’s are judged to have speculative elements, their future cannot be considered as well assured and often the protection of interest and principal payments may be very moderate. Securities rated BB by S&P or Fitch are regarded as having predominantly speculative characteristics and, while such obligations have less near-term vulnerability to default than other speculative grade debt, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Securities rated C are generally regarded as having extremely poor prospects of ever attaining any real investment standing. Securities rated D are in default and the payment of interest and/or repayment of principal is in arrears.
The prices of debt securities generally are inversely related to interest rate changes; however, the price volatility caused by fluctuating interest rates of securities also is inversely related to the coupon of such securities. Accordingly, lower grade securities may be relatively less sensitive to interest rate changes than higher quality securities of comparable maturity because of their higher coupon. This higher coupon is what the investor receives in return for bearing greater credit risk. The higher credit risk associated with lower grade securities potentially can have a greater effect on the value of such securities than may be the case with higher quality issues of comparable maturity and will be a substantial factor in the Trust’s relative share price volatility.
Lower grade securities may be particularly susceptible to economic downturns. It is likely that an economic recession could disrupt severely the market for such securities and may have an adverse impact on the value of such securities. In addition, it is likely that any such economic downturn could adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon and increase the incidence of default for such securities.
The ratings of Moody’s, S&P and the other rating agencies represent their opinions as to the quality of the obligations which they undertake to rate. Ratings are relative and subjective and, although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of such obligations.
Although these ratings may be an initial criterion for selection of portfolio investments, the Advisors also will independently evaluate these securities and the ability of the issuers of such securities to pay interest and principal. To the extent that the Trust invests in lower grade securities that have not been rated by a rating agency, the Trust’s ability to achieve its investment objective(s) will be more dependent on the Advisors’ credit analysis than would be the case when the Trust invests in rated securities.
Under normal market conditions, up to 50% of the Trust’s Managed Assets may be invested in non-U.S. securities, which may include securities denominated in U.S. dollars or in non-U.S. currencies or multinational currency units. “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes). The Trust may also invest in non-U.S. securities of so-called emerging market issuers. A company is deemed to be a non-U.S. company if it meets any of the following tests: (i) such company was not organized in the
United States; (ii) such company’s primary business office is not in the United States; (iii) the principal trading market for such company’s assets is not located in the
United States; (iv) less than 50% of such company’s assets are located in the United States; or (v) 50% or more of such issuer’s revenues are derived from outside the
United States.
The Trust may make short sales of securities. However, the Trust may not make a short sale if, after giving effect to such sale, the market value of all securities sold short exceeds 25% of the value of the Trust’s total assets, or the Trust’s aggregate short sales of a particular class of securities exceeds 25% of the outstanding securities of that class. The Trust may also make short sales “against the box” without respect to such limitations. In this type of short sale, at the time of the sale, the Trust owns or has the immediate and unconditional right to acquire at no additional cost the identical security.
During periods in which the Advisors determine that they are temporarily unable to follow the Trust’s investment strategy or that it is impractical to do so or pending reinvestment of proceeds received in connection with the sale of a security, the Trust may deviate from its investment strategy and invest all or any portion of its assets in cash, cash equivalents or short-term debt instruments.
The Advisors’ determination that they are temporarily unable to follow the Trust’s investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Trust’s investment strategy is extremely limited or absent.
In such a case, shares of the Trust may be adversely affected and the Trust may not pursue or achieve its investment objective. The Advisors currently anticipate that these are the only circumstances in which the Trust will invest in short-term debt securities.

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

The Trust may also lend the securities it owns to others, which allows the Trust the opportunity to earn additional income. Although the Trust will require the borrower of the securities to post collateral for the loan in accordance with market practice and the terms of the loan will require that the Trust be able to reacquire the loaned securities if certain events occur, the Trust is still subject to the risk that the borrower of the securities may default, which could result in the Trust losing money, which would result in a decline in the Trust’s net asset value. The Trust may also purchase securities for delayed settlement. This means that the Trust is generally obligated to purchase the securities at a future date for a set purchase price, regardless of whether the value of the securities is more or less than the purchase price at the time of settlement.
The Trust may enter into interest rate swap or cap transactions.
The Trust may, but is not required to, use various strategic transactions to facilitate portfolio management, mitigate risks and enhance total return. Although the Advisors seek to use the practices to further the Trust’s investment objective, no assurance can be given that these practices will achieve this result.
The Trust may purchase and sell derivative instruments such as exchange listed and over-the-counter put and call options on securities, financial futures, equity indices and other financial instruments, purchase and sell financial futures contracts and options thereon and engage in swaps. These derivative instruments may be transacted on an exchange or over-the-counter. The Trust also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as
“Strategic Transactions.”
The Trust generally seeks to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Trust’s portfolio, protect the value of the Trust’s portfolio, facilitate the sale of certain securities for investment purposes, or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Trust may use Strategic Transactions to enhance potential total returns.
Leverage:

The Trust uses leverage to seek to obtain its investment objective. The Trust may utilize leverage to seek to enhance the yield and net asset value of its common shares. However, these objectives cannot be achieved in all interest rate environments.  The Trust may utilize leverage by borrowing through a credit facility or through entering into reverse repurchase agreements.
The Trust may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Trust securities.
Borrowings may be made by the Trust through dollar roll transactions.
The Trust may enter into derivative securities transactions that have leverage embedded in them.
The Trust is able to issue preferred shares.
BlackRock Floating Rate Income Trust (BGT)
The Trust’s investment objective is to provide a high level of current income. The Trust, as a secondary objective, also seeks the preservation of capital to the extent consistent with its primary objective of high current income. The Trust will pursue its objectives by investing in a global portfolio of floating rate securities, including investing a significant amount in U.S. and non-U.S. senior secured floating rate loans (“Senior Loans”). Senior Loans are made to corporations, partnerships and other business entities which operate in various industries and geographical regions. Senior Loans pay interest at rates which are redetermined periodically by reference to a base lending rate, primarily
LIBOR, plus a premium. It is anticipated that the proceeds of the Senior Loans in which the Trust will acquire interests primarily will be used to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, refinancing and internal growth and for other corporate purposes of borrowers.
Under normal market conditions, the Trust will invest at least 80% of its Managed Assets in floating and variable rate instruments of U.S. and non-U.S. issuers, including a substantial portion of its assets in senior, secured loans made to corporate and other business entities. Floating and variable rate instruments may include, but are not limited to, any combination of the following securities: (i) senior secured floating rate loans or debt; (ii) second lien or other subordinated or unsecured floating rate loans or debt; (iii)
participations or assignments in senior floating rate loans or second lien floating rate loans; and (iv) fixed-rate loans or debt with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating rate interest payments. The Trust’s investments in derivatives will be counted toward the Trust’s 80% policy to the extent that they provide investment exposure to the securities included within that policy or to one or more market risk factors associated with such securities. The 80% policy noted above is a non-fundamental policy of the Trust and may not be changed without 60 days’ prior notice to shareholders. “Managed Assets”
means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).
The Trust may also invest up to 20% of its Managed Assets in fixed rate instruments of U.S. and non-U.S. issuers, including developed and emerging markets debt, investment grade and high yield corporate debt, sovereign debt, and mortgage-related and asset-backed securities. The Trust may invest directly in such securities or synthetically through the use of derivatives.
Under normal market conditions, the Trust expects its portfolio to have a duration of no more than 1.5 years (including the effect of anticipated leverage). In comparison to maturity (which is the date on which the issuer of a debt instrument is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result in changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it takes into account a security’s yield, coupon payments and its principal payments in addition to the amount of time until the security finally matures. As the value of a security changes over time, so will its duration. Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. In general, a portfolio of securities with a longer duration can be expected to be more sensitive to interest rate changes than a portfolio with a shorter duration. For example, a hypothetical portfolio with a duration of 1.5 years means that a 1% decrease in interest rates will increase the net asset value of the portfolio by approximately 1.5%;
if interest rates increase by 1%, the net asset value will decrease by 1.5%. If this portfolio were leveraged, its net asset value, in the example, may fall more than 1.5% because changes in the net asset value of the Trust are borne entirely by the common shareholders.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Under current market conditions, the Trust expects that substantially all of its portfolio will consist of below investment grade debt securities, commonly referred to as “junk bonds,” rated as such at the time of investment, meaning that such bonds are rated by national rating agencies below the four highest grades or are unrated but judged to be of comparable quality by BlackRock Advisors, LLC (the “Manager”) or BlackRock International Limited (“BIL” and together with the Manager, the “Advisors’), the Trust’s sub-advisor. S&P Global Ratings (“S&P”) and Fitch Ratings, Inc. ( “Fitch”) consider securities rated below BBB- to be below investment grade and Moody’s Investors Service,
Inc. (“Moody’s”) considers securities rated below Baa3 to be below investment grade. Securities of below investment grade quality are regarded as having predominantly speculative characteristics with respect to issuers’ capacity to pay interest and repay principal. The remainder of the Trust’s assets will be invested in investment grade debt securities. The Trust may invest in individual securities of any credit quality.
The Trust will generally invest in U.S. dollar-denominated securities or in non U.S. dollar-denominated securities for which currency exchange exposure versus the U.S. dollar has been hedged. However, the Trust may invest up to 10% of its Managed Assets in non-U.S. dollar-denominated securities whose currency exchange exposure versus the
U.S. dollar remains unhedged. The Trust will not invest 25% or more of its Managed Assets in securities issued or guaranteed by any non-U.S. government, its agencies, instrumentalities or corporations. “Managed Assets” means the total assets of the Trust (including any assets attributable to money borrowed for investment purposes) minus the sum of the Trust’s accrued liabilities (other than money borrowed for investment purposes).
The Trust may engage in foreign currency transactions, including foreign currency forward contracts, options, swaps and other strategic transactions in connection with its investments in non-U.S. securities.
The Trust may invest in illiquid securities and securities for which prices are not readily available without limit. The Trust may implement various temporary “defensive”
strategies at times when the Advisor determine that conditions in the markets make pursuing the Trust’s basic investment strategy inconsistent with the best interests of its shareholders. These strategies may include investing all or a portion of the Trust’s assets in U.S. Government obligations and high-quality, short-term debt securities.
Leverage:

The Trust currently utilizes leverage for investment purposes in the form of a bank credit facility. The Trust may borrow through reverse repurchase agreements, dollar rolls and other investment techniques. The Trust also has the ability to utilize leverage through the issuance of preferred shares.
The Trust may enter into derivative securities transactions that have leverage embedded in them.
Risk Factors
This section contains a discussion of the general risks of investing in each Trust. The net asset value and market price of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks more fully described below. As with any fund, there can be no guarantee that a Trust will meet its investment objective or that the Trust’s performance will be positive for any period of time. Each risk noted below is applicable to each Trust unless the specific Trust or Trusts are noted
in a parenthetical. The order of the below risk factors does not indicate the significance of any particular risk factor.
Investment and Market Discount Risk:
An investment in the Trust’s common shares is subject to investment risk, including the possible loss of the entire amount that you invest. As with any stock, the price of the Trust’s common shares will fluctuate with market conditions and other factors. If shares are sold, the price received may be more or less than the original investment. Common shares are designed for long-term investors and the Trust should not be treated as a trading vehicle. Shares of closed-end management investment companies frequently trade at a discount from their net asset value. This risk is separate and distinct from the risk that the Trust’s net asset value could decrease as a result of its investment activities. At any point in time an investment in the Trust’s common shares may be worth less than the original amount invested, even after taking into account distributions paid by the Trust. During periods in which the Trust may use leverage, the Trust’s investment, market discount and certain other risks will be magnified.
Debt Securities Risk:
Debt securities, such as bonds, involve risks, such as credit risk, interest rate risk, extension risk, and prepayment risk, each of which are described in further detail below:
•
Credit Risk
 —
Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Trust’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.
•
Interest Rate Risk
 —
The market value of bonds and other fixed-income securities changes in response to interest rate changes and other factors. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise.
The Trust may be subject to a greater risk of rising interest rates during a period of historically low interest rates. For example, if interest rates increase by 1%, assuming a current portfolio duration of ten years, and all other factors being equal, the value of the Trust’s investments would be expected to decrease by 10%. (Duration is a measure of the price sensitivity of a debt security or portfolio of debt securities to relative changes in interest rates.) The magnitude of these fluctuations in the market price of bonds and other fixed-income securities is generally greater for those securities with longer maturities. Fluctuations in the market price of the Trust’s investments will not affect interest income derived from instruments already owned by the Trust, but will be reflected in the Trust’s net asset value. The Trust may lose money if short-term or long-term interest rates rise sharply in a manner not anticipated by Trust management.
To the extent the Trust invests in debt securities that may be prepaid at the option of the obligor (such as mortgage-backed securities), the sensitivity of such securities to changes in interest rates may increase (to the detriment of the Trust) when interest rates rise. Moreover, because rates on certain floating rate debt securities typically reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the net asset value of the Trust to the extent that it invests in floating rate debt securities.

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

These basic principles of bond prices also apply to U.S. Government securities. A security backed by the “full faith and credit” of the U.S. Government is guaranteed only as to its stated interest rate and face value at maturity, not its current market price. Just like other fixed-income securities, government-guaranteed securities will fluctuate in value when interest rates change.
A general rise in interest rates has the potential to cause investors to move out of fixed-income securities on a large scale, which may increase redemptions from funds that hold large amounts of fixed-income securities. Heavy redemptions could cause the Trust to sell assets at inopportune times or at a loss or depressed value and could hurt the Trust’s performance.
•
Extension Risk
 —
When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
•
Prepayment Risk
 —
When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Trust may have to invest the proceeds in securities with lower yields.
Mortgage- and Asset-Backed Securities Risks (BHK, BTZ and BGT):
Mortgage- and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage- and asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying mortgage or asset, particularly during periods of economic downturn. Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.
U.S. Government Mortgage-Related Securities Risk (BTZ):
There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association
(“GNMA” or “Ginnie Mae”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the
United States. GNMA securities also are supported by the right of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae or Freddie Mac are solely the obligations of Fannie Mae or Freddie Mac, as the case may be, and are not backed by or entitled to the full faith and credit of the United States but are supported by the right of the issuer to borrow from the Treasury.
U.S. Government Obligations Risk (BHK, BTZ and BGT):
Certain securities in which the Trust may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. In addition, circumstances could arise that could prevent the timely payment of interest or principal on U.S. Government obligations, such as reaching the legislative “debt ceiling.” Such non-payment could result in losses to the Trust and substantial negative consequences for the U.S. economy and the global financial system.
Senior Loans Risk (BGT):
There is less readily available, reliable information about most senior loans than is the case for many other types of securities. An economic downturn generally leads to a higher non-payment rate, and a senior loan may lose significant value before a default occurs. Moreover, any specific collateral used to secure a senior loan may decline in value or become illiquid, which would adversely affect the senior loan’s value. No active trading market may exist for certain senior loans, which may impair the ability of the Trust to realize full value in the event of the need to sell a senior loan and which may make it difficult to value senior loans. Although senior loans in which the Trust will invest generally will be secured by specific collateral, there can be no assurance that liquidation of such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. To the extent that a senior loan is collateralized by stock in the borrower or its subsidiaries, such stock may lose all of its value in the event of the bankruptcy of the borrower. Uncollateralized senior loans involve a greater risk of loss.
Risks of Loan Assignments and Participations (BHK):
As the purchaser of an assignment, the Trust typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Trust may not be able unilaterally to enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Trust as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Trust could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
The Trust may be required to pass along to a purchaser that buys a loan from the Trust by way of assignment a portion of any fees to which the Trust is entitled under the loan.
In connection with purchasing participations, the Trust generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Trust may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Trust will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Trust may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
Corporate Loans Risk (HYT and BTZ):
Commercial banks and other financial institutions or institutional investors make corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the Secured Overnight
Financing Rate (‘SOFR”) or the prime rates of U.S. banks. As a result, the value of corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. The market for corporate loans may be subject to irregular trading activity and wide bid/ask spreads. In addition, transactions in corporate loans may settle on a delayed basis. As a result, the proceeds from the sale of corporate loans may not be readily available to make additional investments or to meet the Trust’s redemption obligations. To the extent the extended settlement process gives rise to short-term liquidity needs, the Trust may hold additional cash, sell investments or temporarily borrow from banks and other lenders. The corporate loans in which the Trust invests are usually rated below investment grade.
Variable and Floating Rate Instrument Risk (BGT):
Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed securities of the same maturity. These securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from variable and floating rate securities held by the Trust and may adversely affect the value of the Trust’s shares.  These securities may be subject to greater illiquidity risk than other fixed-income securities, meaning the absence of an active market for these securities could make it difficult for the Trust to dispose of them at any given time. Floating rate securities generally are subject to legal or contractual
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

restrictions on resale, may trade infrequently, and their value may be impaired when the Trust needs to liquidate such loans. Benchmark interest rates may not accurately track market interest rates. Although floating rate securities are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.
High Yield Bonds Risk:
Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that are considered speculative and may cause income and principal losses for the Trust.
D
istressed Securities Risk (HYT):
Distressed securities are speculative and involve substantial risks in addition to the risks of investing in junk bonds. The Trust will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. In addition, distressed securities involve the substantial risk that principal will not be repaid. These securities may present a substantial risk of
default or may be in default at the time of investment. The Trust may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal of or interest on its portfolio holdings. In any reorganization or liquidation proceeding relating to a portfolio company, the Trust may lose its entire investment or may be required to accept cash or securities with a value less than its original investment.  Distressed securities and any securities received in an exchange for such securities may be subject to restrictions on resale.
Collateralized Bond Obligations Risk (BTZ):
The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.
Collateralized Debt Obligations Risk (BTZ):
In addition to the typical risks associated with fixed-income securities and asset-backed securities, collateralized debt obligations (“CDOs”), including collateralized loan obligations, carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) the Trust may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Trust could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) the risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Zero Coupon Securities Risk (BTZ):
While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at a fixed rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder’s ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently. Longer term zero coupon bonds are more exposed to interest rate risk than shorter term zero coupon bonds. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash.
Capital Trusts Risk (BTZ):
These securities are subject to interest rate risk and credit risk.
Foreign Securities Risk:
Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Trust will lose money. These risks include:
•
The Trust generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.
•
Changes in foreign currency exchange rates can affect the value of the Trust’s portfolio.
•
The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.
•
The governments of certain countries, or the U.S. Government with respect to certain countries, may prohibit or impose substantial restrictions through capital controls and/or sanctions on foreign investments in the capital markets or certain industries in those countries, which may prohibit or restrict the ability to own or transfer currency, securities, derivatives or other assets.
•
Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.
•
Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.
•
The Trust’s claims to recover foreign withholding taxes may not be successful, and if the likelihood of recovery of foreign withholding taxes materially decreases, due to, for example, a change in tax regulation or approach in the foreign country, accruals in the Trust’s net asset value for such refunds may be written down partially or in full, which will adversely affect the Trust’s net asset value.
•
The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Trust’s investments.

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

Emerging Markets Risk (BTZ and BGT):
Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop.
Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.
Sovereign Debt Risk (BGT):
Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.
Equity Securities Risk (HYT):
Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
Preferred Securities Risk (BHK, HYT and BTZ)
: Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.
Convertible Securities Risk (BHK, HYT and BTZ):
The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest, principal or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock, including the potential for increased volatility in the price of the convertible security.
Warrants Risk (BHK and HYT):
If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Trust will lose any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Derivatives Risk:
The Trust’s use of derivatives may increase its costs, reduce the Trust’s returns and/or increase volatility.  Derivatives involve significant risks, including:
•
Leverage Risk
 —
The Trust’s use of derivatives can magnify the Trust’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.
•
Market Risk
 —
Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Trust could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Trust’s derivatives positions to lose value.
•
Counterparty Risk
 —
Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.
•
Illiquidity Risk
 —
The possible lack of a liquid secondary market for derivatives and the resulting inability of the Trust to sell or otherwise close a derivatives position could expose the Trust to losses and could make derivatives more difficult for the Trust to value accurately.
•
Operational Risk
 —
The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
•
Legal Risk
 —
The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.
•
Volatility and Correlation Risk
 —
Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period.
A risk of the Trust’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.
•
Valuation Risk
 —
Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.
•
Hedging Risk
 —
Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the
Trust’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.
•
Tax Risk
 —
Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Trust realizes from its investments.
Structured Notes Risk (HYT):
Structured notes and other related instruments purchased by the Trust are generally privately negotiated debt obligations where the principal and/or interest is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference measure”). The purchase of structured notes exposes the Trust to the credit risk of the issuer of the structured product. Structured notes may be leveraged, increasing the volatility of each structured note’s value relative to the change in the reference measure. Structured notes may also be less liquid and more difficult to price accurately than less complex securities and instruments or more traditional debt securities.
Investment Objectives, Policies and Risks

Investment Objectives, Policies and Risks
(continued)

Leverage Risk:
The Trust’s use of leverage may increase or decrease from time to time in its discretion and the Trust may, in the future, determine not to use leverage.
The use of leverage creates an opportunity for increased common share net investment income dividends, but also creates risks for the holders of common shares. The Trust cannot assure you that the use of leverage will result in a higher yield on the common shares. Any leveraging strategy the Trust employs may not be successful.
Leverage involves risks and special considerations for common shareholders, including:
•
the likelihood of greater volatility of net asset value, market price and dividend rate of the common shares than a comparable portfolio without leverage;
•
the risk that fluctuations in interest rates or dividend rates on any leverage that the Trust must pay will reduce the return to the common shareholders;
•
the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the common shares than if the Trust were not leveraged, which may result in a greater decline in the market price of the common shares;
•
leverage may increase operating costs, which may reduce total return.
Any decline in the net asset value of the Trust’s investments will be borne entirely by the holders of common shares. Therefore, if the market value of the Trust’s portfolio declines, leverage will result in a greater decrease in net asset value to the holders of common shares than if the Trust were not leveraged. This greater net asset value decrease will also tend to cause a greater decline in the market price for the common shares.
Reverse Repurchase Agreements Risk:
Reverse repurchase agreements involve the sale of securities held by the Trust with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Trust could lose money if it is unable to recover the securities and the value of the collateral held by the Trust, including the value of the investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences for the Trust. In addition, reverse repurchase agreements involve the risk that the interest income earned in the investment of the proceeds will be less than the interest expense.
Dollar Rolls Risk (BHK, BTZ and BGT):
Dollar rolls involve the risk that the market value of the securities that the Trust is committed to buy may decline below the price of the securities the Trust has sold. These transactions may involve leverage.
Short Sales Risk (HYT and BTZ):
Because making short sales in securities that it does not own exposes the Trust to the risks associated with those securities, such short sales involve speculative exposure risk. The Trust will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Trust replaces the security sold short.
Illiquid Investments Risk:
The Trust may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. The Trust may not be able to readily dispose of such investments at prices that approximate those at which the
Trust could sell such investments if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting the Trust’s net asset value and ability to make dividend distributions. The financial markets in general, and certain segments of the mortgage-related securities markets in particular, have in recent years experienced periods of extreme secondary market supply and demand imbalance, resulting in a loss of liquidity during which market prices were suddenly and substantially below traditional measures of intrinsic value. During such periods, some investments could be sold only at arbitrary prices and with substantial losses. Periods of such market dislocation may occur again at any time. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.
Securities Lending Risk (BTZ):
The Trust may engage in securities lending. Securities lending involves the risk that the Trust may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Trust could also lose money in the event of a decline in the value of collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Trust.
Investment Companies and ETFs Risk (BHK and HYT):
Subject to the limitations set forth in the Investment Company Act and the rules thereunder, the Trust may acquire shares in other investment companies and in exchange-traded funds (“ETFs”), some of which may be affiliated investment companies. The market value of the shares of other investment companies and ETFs may differ from their net asset value. As an investor in investment companies and ETFs, the Trust would bear its ratable share of that entity’s expenses, including its investment advisory and administration fees, while continuing to pay its own advisory and administration fees and other expenses (to the extent not offset by the Manager through waivers). As a result, shareholders will be absorbing duplicate levels of fees with respect to investments in other investment companies and
ETFs (to the extent not offset by the Manager through waivers).
The securities of other investment companies and ETFs in which the Trust may invest may be leveraged. As a result, the Trust may be indirectly exposed to leverage through an investment in such securities. An investment in securities of other investment companies and ETFs that use leverage may expose the Trust to higher volatility in the market value of such securities and the possibility that the Trust’s long-term returns on such securities (and, indirectly, the long-term returns of shares of the Trust) will be diminished.
As with other investments, investments in other investment companies, including ETFs, are subject to market and selection risk. To the extent the Trust is held by an affiliated fund, the ability of the Trust itself to hold other investment companies may be limited.
Risk of Investing in the United States:
Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Trust has exposure.
Market Risk and Selection Risk:
Market risk is the risk that one or more markets in which the Trust invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not

2024
BlackRock Annual Report to Shareholders

Investment Objectives, Policies and Risks
(continued)

specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Trust and its investments. Selection risk is the risk that the securities selected by
Trust management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.
This means you may lose money.
An outbreak of an infectious coronavirus (COVID-19) that was first detected in December 2019 developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Although vaccines have been developed and approved for use by various governments, the duration of the pandemic and its effects cannot be predicted with certainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general ways that cannot necessarily be foreseen at the present time.
Shareholder Activism Risk:
Shareholder activism involving closed-end funds has recently been increasing. Shareholder activism can take many forms, including engaging in public campaigns to demand that the Trust consider significant transactions such as a tender offer, merger or liquidation or to attempt to influence the Trust’s corporate governance and/or management, commencing proxy contests to attempt to elect the activists’ representatives or others to the Trust’s Board of Trustees, or to seek other actions such as a termination of the Trust’s investment advisory contract with its current investment manager or commencing litigation. If the Trust becomes the subject of shareholder activism, then management and the Board may be required to divert significant resources and attention to respond to the activist and the Trust may incur substantial costs defending against such activism if management and the Board determine that the activist’s demands are not in the best interest of the Trust. Further, the
Trust’s share price could be subject to significant fluctuation or otherwise be adversely affected by the events, risks and uncertainties of any shareholder activism.
Investment Objectives, Policies and Risks

Shareholder Update
(unaudited)

The following information is presented for BHK, HYT and BGT, in conformance with annual reporting requirements for funds that have filed a shelf offering registration statement pursuant to General Instruction A.2 of Form N-2.
Summary of Expenses
BlackRock Core Bond Trust (BHK)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
BHK
’
s common shares.

BHK
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Trust (as a percentage of offering price) (a)	0.00%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Dividend reinvestment plan sale transaction fee	$2.50 (b)

Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.77%
Other expenses	2.90
Miscellaneous	0.11
Interest expense (e)	2.79
Total annual expenses	3.67
Fee waivers (d)	—
Total annual Trust operating expenses after fee waivers (d)	3.67
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A.’s (the “Reinvestment Plan Agent”) fees for the handling of the reinvestment of dividends will be paid by BHK. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

BHK currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.50% of its average weekly managed assets. For purposes of calculating these fees, “managed assets” means the total assets of BHK (including any assets attributable to money borrowed) minus the sum of its accrued liabilities (other than money borrowed for investment purposes).
(d)

BHK and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BHK’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the
Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BHK pays to the Manager indirectly through its investment in money market funds managed by the
Manager or its affiliates, through June 30, 2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BHK (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of BHK or a majority of the outstanding voting securities of BHK), upon 90 days’
written notice by BHK to the Manager.
(e)

BHK uses leverage in the form of reverse repurchase agreements representing 39.5% of managed assets at an annual interest expense to BHK of 5.2%, which is based on current market conditions. The actual amount of interest expense borne by BHK will vary over time in accordance with the level of BHK’s use of reverse repurchase agreements and variations in market interest rates. Interest expense is required to be treated as an expense of BHK for accounting purposes.
The following example illustrates BHK
’
s expenses (including the sales load of $10.00 and offering costs of $0.00) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 3.67% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 47	$ 121	$ 198	$ 398
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. BHK’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

2024
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

BlackRock Corporate High Yield Fund, Inc. (HYT)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
HYT
’
s common shares.

HYT
Shareholder Transaction Expenses
Maximum sales load (as a percentage of offering price) (a)	1.00%
Offering expenses borne by the Trust (as a percentage of offering price) (a)	0.01%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Dividend reinvestment plan sale transaction fee	$2.50 (b)
Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.79%
Other expenses	2.03
Miscellaneous	0.06
Interest expense (e)	1.97
Acquired fund fees and expenses (f)	0.01
Total annual expenses (f)	2.83
Fee waivers (d)	—
Total annual Trust operating expenses after fee waivers (d)	2.83
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A. (the "Reinvestment Plan Agent") fees for the handling of the reinvestment of dividends will be paid by HYT. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if a shareholder directs the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

HYT currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.60% based on an aggregate of (i) HYT’s average daily Net Assets and (ii) the proceeds of any outstanding debt securities or borrowings used for leverage (together, “average daily Managed Assets”).
(d)

HYT and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of HYT’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds managed by the
Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees HYT pays to the Manager indirectly through its investment in money market funds managed by the
Manager or its affiliates, through June 30, 2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by HYT (upon the vote of a majority of the Directors who are not “interested persons” (as defined in the Investment Company Act) of the Fund (the “Independent Directors”)) or a majority of the outstanding voting securities of HYT), upon 90 days’ written notice by HYT to the Manager.
(e)

HYT uses leverage in the form of a credit facility in an amount equal to approximately 21.5% of HYT’s Managed Assets as of December 31, 2024. The interest expense borne by HYT will vary over time in accordance with the level of HYT’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of HYT for accounting purposes.
(f)

The total annual expenses do not correlate to the ratios to average net assets shown in HYT’s Financial Highlights for the year ended December 31, 2024, which do not include acquired fund fees and expenses.
The following example illustrates HYT
’
s expenses (including the sales load of $10.00 and offering costs of $0.10) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 2.83% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 38	$ 97	$ 158	$ 323
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. HYT’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.
Shareholder Update

Shareholder Update
(unaudited)
(continued)

BlackRock Floating Rate Income Trust (BGT)
The following table and example are intended to assist shareholders in understanding the various costs and expenses directly or indirectly associated with investing in
BGT
’
s common shares.

BGT
Shareholder Transaction Expenses
Maximum sales load ( as a percentage of offering price ) (a)	1.00%
Offering expenses borne by the Trust (as a percentage of offering price ) (a)	0.04%
Dividend reinvestment plan fees	$0.02 per share for open market purchases of common shares (b)
Dividend reinvestment plan sale transaction fee	$2.50 (b)

Estimated Annual Expenses (as a percentage of net assets attributable to common shares)
Investment advisory fees (c)(d)	0.96%
Other expenses	1.91
Miscellaneous	0.14
Interest expense (e)	1.77
Acquired fund fees and expenses (f)	0.01
Total annual expenses (f)	2.88
Fee waivers (d)	(0.01)
Total annual Trust operating expenses after fee waivers (d)	2.87
(a)

If the common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load and the estimated offering expenses. Trust shareholders will pay all offering expenses involved with an offering.
(b)

Computershare Trust Company, N.A. (the "Reinvestment
Plan Agent") fees for the handling of the reinvestment of dividends will be paid by BGT. However, shareholders will pay a
$0.02 per share fee incurred in connection with open-market purchases, which will be deducted from the value of the dividend. Shareholders will also be charged a $2.50 sales fee and pay a $0.15 per share fee if direct the Reinvestment Plan Agent to sell the common shares held in a dividend reinvestment account. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay.
(c)

BGT currently pays the Manager a monthly fee at an annual contractual investment advisory fee rate of 0.75% of the average weekly value of BGT’s Managed Assets. “Managed
Assets” means the total assets of BGT (including any assets attributable to money borrowed for investment purposes) minus the sum of BGT’s accrued liabilities (other than money borrowed for investment purposes).
(d)

BGT and the Manager have entered into a fee waiver agreement (the “Fee Waiver Agreement”), pursuant to which the Manager has contractually agreed to waive the investment advisory fees with respect to any portion of BGT’s assets attributable to investments in any equity and fixed-income mutual funds and exchange-traded funds (“ETFs”) managed by the Manager or its affiliates that have a contractual management fee, through June 30, 2026. In addition, pursuant to the Fee Waiver Agreement, the Manager has contractually agreed to waive its investment advisory fees by the amount of investment advisory fees BGT pays to the Manager indirectly through its investment in money market funds managed by the
Manager or its affiliates, through June 30, 2026. The Fee Waiver Agreement may be terminated at any time, without the payment of any penalty, only by BGT (upon the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of BGT (the “Independent Trustees”) or a majority of the outstanding voting securities of BGT), upon 90 days’ written notice by BGT to the Manager.
(e)

BGT uses leverage in the form of a credit facility in an amount equal to approximately 16.2% of BGT’s Managed Assets as of December 31, 2024. The interest expense borne by BGT will vary over time in accordance with the level of BGT’s use of leverage and variations in market interest rates. Interest expense is required to be treated as an expense of BGT for accounting purposes.
(f)

The total annual expenses do not correlate to the ratios to average net assets shown in BGT’s Financial Highlights for the year ended December 31, 2024, which do not include acquired fund fees and expenses.
The following example illustrates BGT
’
s expenses (including the sales load of $10.00 and offering costs of $0.43) that shareholders would pay on a $1,000 investment in common shares, assuming (i) total net annual expenses of 2.87% of net assets attributable to common shares and (ii) a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
Total expenses incurred	$ 39	$ 98	$ 160	$ 326
The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual
Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. BGT’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

2024
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

Share Price Data
The following tables summarize each Trust
’
s highest and lowest daily closing market prices on the NYSE per common share, the NAV per common share, and the premium to or discount from NAV, on the date of each of the high and low market prices.  The trading volume indicates the number of common shares traded on the NYSE during the respective quarters.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BHK — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2024	$ 12.03	$ 10.39	$ 11.08	$ 10.31	8.57%	0.78%	9,289,850
September 30, 2024	12.06	10.55	11.15	10.46	8.16	0.86	10,186,620
June 30, 2024	10.86	10.23	10.71	10.24	1.40	(0.10)	8,354,790
March 31, 2024	11.00	10.37	11.02	10.61	(0.18)	(2.26)	11,686,607
December 31, 2023	10.97	9.14	11.10	9.70	(1.17)	(5.77)	13,106,334
September 30, 2023	10.90	9.85	10.89	10.12	0.09	(2.67)	8,953,910
June 30, 2023	11.06	10.21	11.19	10.75	(1.16)	(5.02)	10,756,216
March 31, 2023	11.68	10.51	11.77	11.01	(0.76)	(4.54)	11,042,755
As of December 31, 2024, BHK
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $10.46, $10.30, and 1.55%, respectively.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
HYT — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2024	$ 10.11	$ 9.64	$ 9.87	$ 9.64	2.43%	0.00%	31,471,257
September 30, 2024	10.10	9.59	9.81	9.58	2.96	0.10	29,991,036
June 30, 2024	9.93	9.26	9.60	9.47	3.44	(2.22)	22,921,444
March 31, 2024	9.88	9.38	9.73	9.58	1.54	(2.09)	27,063,172
December 31, 2023	9.56	8.24	9.74	8.87	(1.85)	(7.10)	32,227,355
September 30, 2023	9.28	8.56	9.41	9.45	(1.38)	(9.42)	31,818,726
June 30, 2023	8.92	8.41	9.39	9.29	(5.01)	(9.47)	27,453,053
March 31, 2023	9.43	8.28	9.85	9.13	(4.26)	(9.31)	39,760,103
As of December 31, 2024, HYT
’
s market price, NAV per Common Share, and premium/(discount) to NAV per Common Share were $9.81, $9.67, and 1.45%, respectively.

	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/ (Discount) on Date of Market Price
BGT — During Quarter Ended	High	Low	High	Low	High	Low	Trading Volume
December 31, 2024	$ 13.40	$ 12.69	$ 12.57	$ 12.54	6.60%	1.20%	7,387,718
September 30, 2024	13.20	12.37	12.72	12.59	3.77	(1.75)	6,972,629
June 30, 2024	13.74	12.69	12.80	12.78	7.34	(0.70)	5,730,756
March 31, 2024	13.40	12.04	12.95	12.82	3.47	(6.08)	6,655,848
December 31, 2023	12.38	11.27	12.90	12.68	(4.03)	(11.12)	5,951,411
September 30, 2023	12.28	11.54	12.95	12.79	(5.17)	(9.77)	5,739,597
June 30, 2023	11.68	10.98	12.70	12.48	(8.03)	(12.02)	5,217,738
March 31, 2023	11.75	10.78	12.85	12.45	(8.56)	(13.41)	5,543,181
As of December 31, 2024, BGT
’
s market price, NAV per Common Share, and prem
ium
/(discount) to NAV per Common Share were $12.86, $12.57, and 2.31%, respectively.
Common shares of each Trust have historically traded at both a premium and discount to NAV.
Shares of closed-end funds frequently trade at a discount to their NAV. Because of this possibility and the recognition that any such discount may not be in the interest of shareholders, the Board might consider from time to time engaging in open-market repurchases, managed distribution plans, or other programs intended to reduce the discount. We cannot guarantee or assure, however, that the Board will decide to engage in any of these actions. Nor is there any guarantee or assurance that such actions, if undertaken, would result in the shares trading at a price equal or close to the NAV.
Shareholder Update

Shar
ehold
er U
pdat
e
(unaudited)
(continued)

Senior Securities
The following tables set forth information regarding HYT
’
s and BGT
’
s outstanding senio
r secur
ities as of the end of each Trust
’
s last ten fiscal years, as applicable.  Each of
HYT
’
s and BGT
’
s audited financial statements, including Deloitte & Touche LLP
’
s Report of Independent Registered Public Accounting Firm, and accompanying notes to financial statements, are included in this annual report.

HYT — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage (a)	Liquidation Preference	Average Market Value (000) (b)	Type of Senior Security
December 31, 2024	$ 407,000	$ 4,650	$ N/A	$ 450,732	Bank Borrowings
December 31, 2023	596,000	3,330	N/A	545,951	Bank Borrowings
December 31, 2022	529,000	3,494	N/A	517,616	Bank Borrowings
December 31, 2021	647,000	3,265	N/A	647,367	Bank Borrowings
December 31, 2020	685,000	3,127	N/A	598,918	Bank Borrowings
December 31, 2019	607,000	3,392	N/A	555,492	Bank Borrowings
August 31, 2019	486,000	3,965	N/A	569,559	Bank Borrowings
August 31, 2018	647,000	3,292	N/A	666,948	Bank Borrowings
August 31, 2017	649,000	3,382	N/A	579,521	Bank Borrowings
August 31, 2016	604,000	3,472	N/A	568,839	Bank Borrowings

BGT — Fiscal Year Ended	Total Amount Outstanding (000)	Asset Coverage (a)	Liquidation Preference	Average Market Value (000) (b)	Type of Senior Security
December 31, 2024	$ 62,000	$ 6,174	$ N/A	$ 83,713	Bank Borrowings
December 31, 2023	97,000	3,967	N/A	90,578	Bank Borrowings
December 31, 2022	91,000	4,055	N/A	121,677	Bank Borrowings
December 31, 2021	143,000	3,103	N/A	134,068	Bank Borrowings
December 31, 2020	129,000	3,327	N/A	122,934	Bank Borrowings
December 31, 2019	130,000	3,490	N/A	122,426	Bank Borrowings
October 31, 2019	123,000	3,610	N/A	128,378	Bank Borrowings
October 31, 2018	142,000	3,389	N/A	144,490	Bank Borrowings
October 31, 2017	150,000	3,287	N/A	138,255	Bank Borrowings
October 31, 2016	148,000	3,304	N/A	117,885	Bank Borrowings

(a)
Calculated by subtracting the Trust
’
s total liabilities (not including bank borrowings) from the Trust
’
s total assets and dividing this by the amount of bank borrowings, and by multiplying the results by 1,000.

(b)	Represents the average daily amount outstanding for loans under the revolving credit agreements.

2024
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand BHK
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of BHK.

BHK
	Period from 09/01/19	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	to 12/31/19	08/31/19	08/31/18	08/31/17	08/31/16	08/31/15
Net asset value, beginning of period	$ 15.79	$ 14.08	$ 14.96	$ 15.25	$ 14.29	$ 15.24
Net investment income (a)	0.22	0.66	0.72	0.76	0.79	0.86
Net realized and unrealized gain (loss)	(0.36)	1.82	(0.82)	(0.27)	1.01	(0.73)
Net increase (decrease) from investment operations	(0.14)	2.48	(0.10)	0.49	1.80	0.13
Distributions (b)
From net investment income	(0.27)	(0.73)	(0.78)	(0.78)	(0.84)	(1.04)
In excess of net investment income (c)	—	—	—	—	—	(0.04)
From net realized gain	(0.04)	(0.04)	—	—	—	—
Return of capital	(0.02)	—	—	—	—	—
Total distributions	(0.33)	(0.77)	(0.78)	(0.78)	(0.84)	(1.08)
Net asset value, end of period	$ 15.32	$ 15.79	$ 14.08	$ 14.96	$ 15.25	$ 14.29
Market price, end of period	$ 14.58	$ 14.56	$ 12.85	$ 14.10	$ 14.33	$ 12.63
Total Return (d)
Based on net asset value	(0.75)% (e)	18.86%	(0.24)%	3.88%	13.67%	1.62%
Based on market price	2.43% (e)	20.09%	(3.40)%	4.20%	20.85%	0.35%
Ratios to Average Net Assets
Total expenses	1.42% (f)(g)	1.72%	1.60%	1.16%	0.97%	0.95% (h)
Total expenses after fees waived and/or reimbursed	1.42% (f)	1.72%	1.60%	1.16%	0.97%	0.95% (h)
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.79% (f)	0.77%	0.82%	0.78%	0.78%	0.82% (h)
Net investment income	4.15% (f)	4.63%	4.99%	5.19%	5.48%	5.83%
Supplemental Data
Net assets, end of period (000)	$ 826,349	$ 851,650	$ 759,385	$ 806,848	$ 822,549	$ 770,822
Borrowings outstanding, end of period (000)	$ 271,749	$ 273,621	$ 316,216	$ 289,078	$ 288,239	$ 303,651
Portfolio turnover rate (i)	21%	27%	28%	32%	35%	55%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Taxable distribution.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Not annualized.
(f)	Annualized.
(g)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the total expenses would have been 1.78%.
(h)
Includes reorganization costs associated with the Trust’s merger. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 0.94%, 0.94% and 0.82% for the year ended August 31, 2015.

(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Period from 09/01/19	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	to 12/31/19	08/31/19	08/31/18	08/31/17	08/31/16	08/31/15
Portfolio turnover rate (excluding MDRs)	11%	27%	N/A	32%	35%	51%
Shareholder Update

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand HYT
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of HYT.

HYT
	Period from 09/01/19	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	to 12/31/19	08/31/19	08/31/18	08/31/17	08/31/16	08/31/15
Net asset value, beginning of period	$ 11.82	$ 11.90	$ 12.22	$ 11.79	$ 12.06	$ 13.47
Net investment income (a)	0.25	0.79	0.83	0.85	0.82	0.87
Net realized and unrealized gain (loss)	0.22	(0.01)	(0.31)	0.47	(0.10)	(1.31)
Net increase (decrease) from investment operations	0.47	0.78	0.52	1.32	0.72	(0.44)
Distributions (b)
From net investment income	(0.35)	(0.86)	(0.84)	(0.89)	(0.99)	(0.97)
Return of capital	(0.03)	—	—	—	—	—
Total distributions	(0.38)	(0.86)	(0.84)	(0.89)	(0.99)	(0.97)
Net asset value, end of period	$ 11.91	$ 11.82	$ 11.90	$ 12.22	$ 11.79	$ 12.06 (c)
Market price, end of period	$ 11.20	$ 10.51	$ 10.70	$ 11.13	$ 10.88	$ 9.97
Total Return (d)
Based on net asset value	4.28% (e)	8.06%	5.25%	12.41% (f)	7.76%	(2.40)% (c)
Based on market price	10.28% (e)	6.86%	3.91%	10.94%	20.29%	(9.96)%
Ratios to Average Net Assets (g)
Total expenses	1.92% (h)(i)	2.19%	1.99%	1.54%	1.39% (j)	1.37%
Total expenses after fees waived and/or reimbursed	1.92% (h)	2.19%	1.99%	1.54%	1.39%	1.37%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.93% (h)	0.92%	0.94%	0.91%	0.93%	0.96%
Net investment income	6.39% (h)	6.87%	6.88%	7.04%	7.30%	6.88%
Supplemental Data
Net assets, end of period (000)	$ 1,451,868	$ 1,440,436	$ 1,482,422	$ 1,545,622	$ 1,492,948	$ 1,527,307
Borrowings outstanding, end of period (000)	$ 607,000	$ 486,000	$ 647,000	$ 649,000	$ 604,000	$ 631,000
Asset coverage, end of period per $1,000 of bank borrowings	$ 3,392	$ 3,965	$ 3,292	$ 3,382	$ 3,472	$ 3,419
Portfolio turnover rate	20%	64%	65%	75%	66%	57%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
For financial reporting purposes, the market value of certain total return swaps were adjusted as of report date. Accordingly, the net asset value (“NAV”) per share and total return performance based on net asset value presented herein are different than the information previously published on August 31, 2015.

(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Aggregate total return.
(f)	Includes proceeds received from a settlement of litigation, which had no impact on the Trust ’ s total return.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 09/01/19	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	to 12/31/19	08/31/19	08/31/18	08/31/17	08/31/16	08/31/15
Investments in underlying funds	0.01%	— %	0.01%	0.04%	0.11%	— %

(h)	Annualized.
(i)
Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 1.95%.

(j)
Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly, and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.34%, 1.34% and 0.97%, respectively.

2024
BlackRock Annual Report to Shareholders

Shareholder Update
(unaudited)
(continued)

Financial Highlights
The financial highlights table is intended to help the shareholder to understand BGT
’
s financial performance for the periods presented. Certain information reflects financial results for a single common share of BGT.

BGT
	Period from 11/01/19	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	to 12/31/19	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15 (a)
Net asset value, beginning of period	$ 13.95	$ 14.33	$ 14.49	$ 14.41	$ 14.18	$ 14.57
Net investment income (b)	0.12	0.80	0.76	0.73	0.74	0.78
Net realized and unrealized gain (loss)	0.26	(0.37)	(0.21)	0.12	0.19	(0.36)
Net increase from investment operations	0.38	0.43	0.55	0.85	0.93	0.42
Distributions from net investment income (c)	(0.23)	(0.81)	(0.71)	(0.77)	(0.70)	(0.81)
Net asset value, end of period	$ 14.10	$ 13.95	$ 14.33	$ 14.49	$ 14.41	$ 14.18
Market price, end of period	$ 12.87	$ 12.42	$ 12.72	$ 14.31	$ 13.58	$ 12.77
Total Return (d)
Based on net asset value	2.89% (e)	4.00%	4.25%	6.13%	7.27%	3.54%
Based on market price	5.48% (e)	4.31%	(6.30)%	11.21%	12.25%	3.08%
Ratios to Average Net Assets (f)
Total expenses	2.11% (g)(h)	2.41%	2.29%	1.92%	1.58%	1.55%
Total expenses after fees waived and/or reimbursed	2.11% (g)	2.41%	2.29%	1.92%	1.58%	1.54%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	1.28% (g)	1.16%	1.21%	1.20%	1.16%	1.19%
Net investment income	5.23% (g)	5.68%	5.27%	5.02%	5.29%	5.37%
Supplemental Data
Net assets, end of period (000)	$ 323,708	$ 321,091	$ 339,096	$ 342,890	$ 340,944	$ 335,444
Borrowings outstanding, end of period (000)	$ 130,000	$ 123,000	$ 142,000	$ 150,000	$ 148,000	$ 104,000
Asset coverage, end of period per $1,000 of bank borrowings	$ 3,490	$ 3,610	$ 3,389	$ 3,287	$ 3,304	$ 4,225
Portfolio turnover rate	6%	53%	57%	63%	47%	42%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Aggregate total return.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Period from 11/01/19	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	to 12/31/19	10/31/19	10/31/18	10/31/17	10/31/16	10/31/15 (a)
Investments in underlying funds	0.04%	0.04%	0.01%	— %	— %	— %

(g)	Annualized.
(h)	Audit costs were not annualized in the calculation of the expense ratio. If these expenses were annualized, the expense ratio would have been 2.21%.
Shareholder Update

Automatic Dividend Reinvestment Plan

Pursuant to BHK, HYT, BTZ and BGT
’
s Dividend Reinvestment Plan (the “Reinvestment Plan”), Common Shareholders are automatically enrolled to have all distributions of dividends and capital gains and other distributions reinvested by Computershare Trust Company, N.A. (the “Reinvestment Plan Agent”) in the respective Trust
’
s Common
Shares pursuant to the Reinvestment Plan. Shareholders who do not participate in the Reinvestment Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street name or other nominee name, then to the nominee) by the Reinvestment Plan Agent, which serves as agent for the shareholders in administering the Reinvestment Plan.
After BHK, HYT, BTZ and BGT declare a dividend or determine to make a capital gain or other distribution, the Reinvestment Plan Agent will acquire shares for the participants’
accounts, depending upon the following circumstances, either (i) through receipt of unissued but authorized shares from the Trusts (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market or on the Trust
’
s primary exchange (“open-market purchases”). If, on the dividend payment date, the net asset value (“NAV”) per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition often referred to as a “market premium”), the Reinvestment
Plan Agent will invest the dividend amount in newly issued shares acquired on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the dividend payment date, the dollar amount of the dividend will be divided by 95% of the market price on the dividend payment date. If, on the dividend payment date, the
NAV is greater than the market price per share plus estimated brokerage commissions (such condition often referred to as a “market discount”), the Reinvestment Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases. If the Reinvestment Plan Agent is unable to invest the full dividend amount in open-market purchases, or if the market discount shifts to a market premium during the purchase period, the Reinvestment Plan Agent will invest any un-invested portion in newly issued shares. Investments in newly issued shares made in this manner would be made pursuant to the same process described above and the date of issue for such newly issued shares will substitute for the dividend payment date.
You may elect not to participate in the Reinvestment Plan and to receive all dividends in cash by contacting the Reinvestment Plan Agent, at the address set forth below.
Participation in the Reinvestment Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the
Reinvestment Plan Agent prior to the dividend record date. Additionally, the Reinvestment Plan Agent seeks to process notices received after the record date but prior to the payable date and such notices often will become effective by the payable date. Where late notices are not processed by the applicable payable date, such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.
The Reinvestment Plan Agent’s fees for the handling of the reinvestment of distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Reinvestment Plan Agent’s open-market purchases in connection with the reinvestment of all distributions. The automatic reinvestment of all distributions will not relieve participants of any U.S. federal, state or local income tax that may be payable on such dividends or distributions.
Each Trust reserves the right to amend or terminate the Reinvestment Plan. There is no direct service charge to participants in the Reinvestment Plan; however, each Trust reserves the right to amend the Reinvestment Plan to include a service charge payable by the participants. Participants in BHK, HYT, BTZ and BGT that request a sale of shares are subject to a $2.50 sales fee and a $0.15 per share sold fee. Per share fees include any applicable brokerage commissions the Reinvestment Plan Agent is required to pay. All correspondence concerning the Reinvestment Plan should be directed to Computershare Trust Company, N.A. through the internet at
computershare.com/blackrock, or in writing to Computershare, P.O. Box 43006, Providence, RI 02940-3078, Telephone: (800) 699-1236. Overnight correspondence should be directed to the Reinvestment Plan Agent at Computershare, 150 Royall Street, Suite 101, Canton, MA 02021.

2024
BlackRock Annual Report to Shareholders

Trustee and Officer Information

Independent Trustees (a)
Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
R. Glenn Hubbard 1958	Chair of the Board (Since 2022) Trustee (Since 2007)	Dean, Columbia Business School from 2004 to 2019; Faculty member, Columbia Business School since 1988.	67 RICs consisting of 102 Portfolios	ADP (data and information services) from 2004 to 2020; Metropolitan Life Insurance Company (insurance); TotalEnergies SE (multi-energy)
W. Carl Kester (d) 1951	Vice Chair of the Board (Since 2022) Trustee (Since 2007)
Baker Foundation Professor and George Fisher Baker Jr.
Professor of Business Administration, Emeritus, Harvard
Business School since 2022; George Fisher Baker Jr.
Professor of Business Administration, Harvard Business
School from 2008 to 2022; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit,
from 2005 to 2006; Senior Associate Dean and Chairman
of the MBA Program from 1999 to 2005; Member of the
faculty of Harvard Business School since 1981.
			69 RICs consisting of 104 Portfolios	None
Cynthia L. Egan (d) 1955	Trustee (Since 2016)
Advisor, U.S. Department of the Treasury from 2014 to
2015; President, Retirement Plan Services, for T. Rowe
Price Group, Inc. from 2007 to 2012; executive positions
within Fidelity Investments from 1989 to 2007.
			69 RICs consisting of 104 Portfolios	Unum (insurance); The Hanover Insurance Group (Board Chair); Huntsman Corporation (Lead Independent Director and non-Executive Vice Chair of the Board) (chemical products)
Lorenzo A. Flores 1964	Trustee (Since 2021)
Chief Financial Officer, Intel Foundry since 2024; Vice
Chairman, Kioxia, Inc. from 2019 to 2024; Chief Financial
Officer, Xilinx, Inc. from 2016 to 2019; Corporate
Controller, Xilinx, Inc. from 2008 to 2016.
			67 RICs consisting of 102 Portfolios	None
Stayce D. Harris 1959	Trustee (Since 2021)
Lieutenant General, Inspector General of the United States
Air Force from 2017 to 2019; Lieutenant General, Assistant
Vice Chief of Staff and Director, Air Staff, United States Air
Force from 2016 to 2017; Major General, Commander,
22nd Air Force, AFRC, Dobbins Air Reserve Base, Georgia
from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
			67 RICs consisting of 102 Portfolios	KULR Technology Group, Inc. in 2021; The Boeing Company (airplane manufacturer)
J. Phillip Holloman 1955	Trustee (Since 2021)	President and Chief Operating Officer, Cintas Corporation from 2008 to 2018.	67 RICs consisting of 102 Portfolios	PulteGroup, Inc. (home construction); Vestis Corporation (uniforms and facilities services)
Catherine A. Lynch (d) 1961	Trustee (Since 2016)
Chief Executive Officer, Chief Investment Officer and
various other positions, National Railroad Retirement
Investment Trust from 2003 to 2016; Associate Vice
President for Treasury Management, The George
Washington University from 1999 to 2003; Assistant
Treasurer, Episcopal Church of America from 1995 to
1999.
			69 RICs consisting of 104 Portfolios	PennyMac Mortgage Investment Trust
Trustee and Officer Information

Trustee and Officer Information
(continued)
Independent Trustees (a) (continued)
Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Arthur P. Steinmetz (d) 1958	Trustee (Since 2023)
Trustee of Denison University since 2020; Consultant,
Posit PBC (enterprise data science) since 2020; Director,
ScotiaBank (U.S.) from 2020 to 2023; Chairman, Chief
Executive Officer and President of OppenheimerFunds,
Inc. from 2015, 2014 and 2013, respectively to 2019;
Trustee, President and Principal Executive Officer of
104 OppenheimerFunds funds from 2014 to 2019;
Portfolio manager of various OppenheimerFunds fixed
income mutual funds from 1986 to 2014.
			69 RICs consisting of 104 Portfolios	Trustee of 104 OppenheimerFunds funds from 2014 to 2019

Interested Trustees (a)(e)
Name Year of Birth (b)	Position(s) Held (Length of Service) (c)	Principal Occupation(s) During Past 5 Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past 5 Years
Robert Fairbairn 1965	Trustee (Since 2018)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock’s Global Executive and Global Operating
Committees; Co-Chair of BlackRock’s Human Capital
Committee; Senior Managing Director of BlackRock, Inc.
from 2010 to 2019; oversaw BlackRock’s Strategic Partner
Program and Strategic Product Management Group from
2012 to 2019; Member of the Board of Managers of
BlackRock Investments, LLC from 2011 to 2018; Global
Head of BlackRock’s Retail and iShares
®
businesses from
2012 to 2016.
			95 RICs consisting of 268 Portfolios	None
John M. Perlowski (d) 1964	Trustee (Since 2015) President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	97 RICs consisting of 270 Portfolios	None

(a)	The address of each Trustee is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustees who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust’s by-laws or statute, or until December 31 of the year in which they turn 72. The
Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate.

(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: R.
Glenn Hubbard, 2004 and W. Carl Kester, 1995.

(d)	Ms. Egan, Dr. Kester, Ms. Lynch, Mr. Steinmetz and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.

2024
BlackRock Annual Report to Shareholders

Trustee and Officer Information
(continued)
Officers Who Are Not Trustees (a)
Name Year of Birth (b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past 5 Years
Jonathan Diorio 1980	Vice President (Since 2015)	Member of BlackRock ’ s Global Operating Committee since 2023; Managing Director of BlackRock, Inc. since 2015.
Trent Walker 1974	Chief Financial Officer (Since 2021)	Managing Director of BlackRock, Inc. since 2019; Executive Vice President of PIMCO from 2016 to 2019.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Aaron Wasserman 1974	Chief Compliance Officer (Since 2023)
Managing Director of BlackRock, Inc. since 2018; Chief Compliance Officer of the BlackRock-advised funds in the
BlackRock Multi-Asset Complex, the BlackRock Fixed-Income Complex and the iShares Complex since 2023; Deputy
Chief Compliance Officer for the BlackRock-advised funds in the BlackRock Multi-Asset Complex, the BlackRock Fixed-
Income Complex and the iShares Complex from 2014 to 2023.

Janey Ahn 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2018.

(a)	The address of each Officer is c/o BlackRock, Inc., 50 Hudson Yards, New York, New York 10001.
(b)	Officers of the Trust serve at the pleasure of the Board.
Further information about the BHK
’
s, HYT
’
s and BGT’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800)
882-0052.

Effective January 26, 2024, Derek Schoenhofen is no longer a portfolio manager of HYT.
Effective February 20, 2024, Abigail Parzanese is no longer a portfolio manager of BGT.
Trustee and Officer Information

Additional Information

Proxy Results
The Annual Meeting of Shareholders was held on July 26, 2024 for shareholders of record on May 28, 2024  to elect trustee nominees for each Trust.  There were no broker non-votes with regard to any of the Trusts.
Shareholders approved the Class II Trustees as follows:

	J. Phillip Holloman		Arthur P. Steinmetz		Catherine A. Lynch
Trust Name	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
BHK	40,672,888	844,996	40,721,029	796,855	40,779,355	738,529
BTZ	74,135,703	2,539,610	75,244,043	1,431,270	74,277,818	2,397,495
BGT	15,059,724	424,198	15,052,075	431,847	14,988,690	495,232
For the Trusts listed above, Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are Cynthia L. Egan,
Robert Fairbairn, Lorenzo A. Flores, Stayce D. Harris, R. Glenn Hubbard, W. Carl Kester and John M. Perlowski.
Shareholders elected the Class II Trustees as follows:

	R. Glenn Hubbard		W. Carl Kester		John M. Perlowski
Trust Name	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
HYT	93,316,084	6,340,757	93,402,710	6,254,131	96,364,421	3,292,420
For the Trust listed above, Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are Cynthia L. Egan, Robert
Fairbairn, Lorenzo A. Flores, Stayce D. Harris, J. Phillip Holloman, Arthur P. Steinmetz and Catherine A. Lynch.
Trust Certification
The Trusts

are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Trusts filed with the SEC the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.
Environmental, Social and Governance (“ESG”) Integration
Although the Trusts do not seek to implement a specific sustainability objective, strategy or process unless otherwise disclosed, Trust management will consider ESG factors as part of the investment process for the Trusts. Trust management views ESG integration as the practice of incorporating financially material ESG data or information into investment processes with the objective of enhancing risk-adjusted returns. These ESG considerations will vary depending on the Trusts
’
particular investment strategies and
may include consideration of third-party research as well as consideration of proprietary BlackRock research across the ESG risks and opportunities regarding an issuer. The
ESG characteristics utilized in the Trusts
’
investment process are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. Certain of these considerations may affect the Trusts
’
exposure to certain companies or industries. While Trust management views ESG considerations as having the potential to contribute to the Trusts
’
long-term performance, there is no guarantee that such results will be achieved.
Dividend Policy
Each Trust’s policy is to make monthly distributions to shareholders. In order to provide shareholders with a more stable level of dividend distributions, each Trust employs a managed distribution plan (the "Plan"), the goal of which is to provide shareholders with consistent and predictable cash flows by setting distribution rates based on expected long-term returns of each Trust.

The distributions paid by each Trust for any particular month may be more or less than the amount of net investment income earned by each Trust during such month.
Furthermore, the final tax characterization of distributions is determined after the year-end of a Trust and is reported in each Trust’s annual report to shareholders. Distributions can be characterized as ordinary income, capital gains and/or return of capital.  Each Trust’s taxable net investment income and net realized capital gains (“taxable income”)
may not be sufficient to support the level of distributions paid. To the extent that distributions exceed the Trust’s current and accumulated earnings and profits, the excess may be treated as a non-taxable return of capital.

A return of capital is a return of a portion of an investor’s original investment. A return of capital is not expected to be taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition by the shareholder of his or her shares. It is possible that a substantial portion of the distributions paid during a calendar year may ultimately be classified as return of capital for U.S. federal income tax purposes when the final determination of the source and character of the distributions is made.

Such distributions, under certain circumstances, may exceed a Trust’s total return performance. When total distributions exceed total return performance for the period, the difference reduces the  Trust’s total assets and net asset value (“NAV”) per share and, therefore, could have the effect of increasing the Trust’s expense ratio and reducing the amount of assets the Trust has available for long term investment.

2024
BlackRock Annual Report to Shareholders

Additional Information
(continued)

General Information
BTZ does not make available copies of its Statements of Additional Information because BTZ
’
s shares are not continuously offered, which means that the Statement of
Additional Information of BTZ has not been updated after completion of BTZ’s offerings and the information contained in BTZ’s Statement of Additional Information may have become outdated.
BHK
’
s, HYT
’
s and BGT
’
s Statement of Additional Information includes additional information about the Board and is available, without charge upon request by calling (800) 882-0052.
The following information is a summary of certain changes since December 31, 2023. This information may not reflect all of the changes that have occurred since you purchased the relevant Trust.
Except if noted otherwise herein, there were no changes to the Trusts
’
charters or by-laws that would delay or prevent a change of control of the Trusts that were not approved by the shareholders. Except if noted otherwise herein, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts
’
portfolios.
In accordance with Section 23(c) of the Investment Company Act of 1940, each Trust may from time to time purchase shares of its common stock in the open market or in private transactions.
Quarterly performance, shareholder reports, current net asset value and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at
blackrock.com
. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and, for BHK, HYT and BGT only, prospectuses, by enrolling in the electronic delivery program. Electronic copies of shareholder reports and, for BHK, HYT and BGT only, prospectuses, are available on BlackRock’s website.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:
Please contact your financial adviser. Please note that not all investment advisers, banks or brokerages may offer this service.
Householding
The Trusts will mail only one copy of shareholder documents, including for BHK, HYT and BGT only, prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trusts at (800) 882-0052.
Availability of Quarterly Schedule of Investments
The Trusts file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The
Trusts
’
Forms N-PORT are available on the SEC’s website at
sec.gov
. Additionally, each Trust makes its portfolio holdings for the first and third quarters of each fiscal year available at
blackrock.com/fundreports
.
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities and information about how the Trusts voted proxies relating to securities held in the Trusts
’
portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
882-0052; (2) on the BlackRock website at
blackrock.com
; and (3) on the SEC’s website at
sec.gov
.
Availability of Trust Updates
BlackRock will update performance and certain other data for the Trusts on a monthly basis on its website in the “Closed-end Funds” section of
blackrock.com
as well as
certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Trusts. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended to, incorporate BlackRock’s website in this report.
Additional Information

Additional Information
(continued)

Shelf Offering Program
From time to time, BHK, HYT and BGT may seek to raise additional equity capital through a Shelf Offering.  In a Shelf Offering, BHK, HYT and BGT may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above BHK
’
s, HYT
’
s and BGT
’
s  net asset
value (“NAV”) per Common Share (calculated within 48 hours of pricing).  While any such Shelf Offering may allow BHK, HYT and BGT to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks – including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market.
HYT and BGT filed final prospectuses with the SEC in connection with its Shelf Offering on January 31, 2025 and January 3, 2023, respectively. This report and the prospectuses of HYT and BGT are not offers to sell  HYT and BGT Common Shares or solicitations of an offer to buy  HYT and BGT Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of HYT and BGT contain important information about HYT and BGT, including their investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of  HYT and BGT carefully and in their entirety before investing. Copies of the final prospectuses for HYT and BGT can be obtained from BlackRock at
blackrock.com
.
On February 7, 2025, BHK filed a registration statement with the SEC to issue additional Common Shares through a Shelf Offering. BHK may not sell any Common Shares in a Shelf Offering until the registration statement is declared effective by the SEC. This report and the preliminary prospectus are not offers to sell BHK Common Shares and are not solicitations of an offer to buy BHK Common Shares in any jurisdiction where the offers or sales are not permitted. The preliminary prospectus contains more complete information about BHK
’
s Shelf Offering and should be read carefully before investing. The information in the preliminary prospectus for BHK is not complete and may be amended or changed. A copy of the final prospectus for BHK  can be obtained from BlackRock at blackrock.com,when available.
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Trust and Service Providers
Investment Adviser
BlackRock Advisors, LLC

Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom
BlackRock (Singapore) Limited
(a)

079912 Singapore
Accounting Agent and Custodian
State Street Bank and Trust Company

Boston, MA 02114
(a)
For BHK and BTZ.
Transfer Agent
Computershare Trust Company, N.A.

Canton, MA 02021
Independent Registered Public Accounting Firm
Deloitte & Touche LLP

Boston, MA 02110
Legal Counsel
Willkie Farr & Gallagher LLP

New York, NY 10019
Address of the
Trusts
100 Bellevue Parkway

Wilmington, DE 19809

2024
BlackRock Annual Report to Shareholders

Glossary of Terms Used in this Report

Currency Abbreviation
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
PIK	Payment-in-Kind
PJSC	Public Joint Stock Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
SG	Syncora Guarantee
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TBA	To-Be-Announced
Glossary of Terms Used in this Report

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Want to know more?
blackrock.com

|

800-882-0052
This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.
TAXBOND-12/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-882-0052, option 4.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Lorenzo A. Flores

Catherine A. Lynch

Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Floating Rate Income Trust	$72,726	$72,726	$2,000	$6,000	$16,700	$16,744	$0	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,154,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,149,000 and $2,154,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Floating Rate Income Trust	$18,700	$23,151

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,154,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Lorenzo A. Flores

J. Phillip Holloman

Catherine A. Lynch

Arthur P. Steinmetz

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies – Not Applicable

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – Not Applicable

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – Not Applicable

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – Not Applicable

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable

Item 12 –

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The board of directors has delegated the voting of proxies for the Fund’s portfolio securities to the Investment Adviser pursuant to the Closed-End Fund Proxy Voting Policy. The Investment Adviser has adopted the BlackRock Active Investment Stewardship—Global Engagement and Voting Guidelines (the “BAIS Guidelines”) with respect to certain funds, including the Fund. Copies of the Closed-End Fund Proxy Voting Policy and the BAIS Guidelines are attached as Exhibit 99.PROXYPOL. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 882-0052, (ii) at www.blackrock.com and (iii) on the SEC’s website at http://www.sec.gov.

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies

(a)(1) As of the date of filing this Report:

The registrant is managed by a team of investment professionals comprised of David Delbos, Managing Director at BlackRock, Mitchell S. Garfin, CFA, Managing Director at BlackRock and Carly Wilson, Managing Director at BlackRock. Messrs. Delbos and Garfin and Ms. Wilson are the Fund’s portfolio managers and are responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Messrs. Delbos and Garfin and Ms. Wilson have been members of the Fund’s portfolio management team since 2018.

Portfolio Manager	Biography

David Delbos	Managing Director of BlackRock, Inc. since 2012; Director of BlackRock, Inc. from 2007 to 2011; Vice President of BlackRock, Inc. from 2005 to 2006.

Mitchell S. Garfin, CFA	Managing Director of BlackRock, Inc. since 2009; Director of BlackRock, Inc. from 2005 to 2008.

Carly Wilson	Managing Director of BlackRock, Inc. since 2019; Director of BlackRock, Inc. from 2016 to 2018; Vice President of BlackRock, Inc. from 2011 to 2015; Associate at BlackRock, Inc. from 2009 to 2010; Associate at R3 Capital Partners from 2008 to 2009; Associate at Lehman Brothers from 2004 to 2008.

(a)(2) As of December 31, 2024:

	(ii) Number of Other Accounts Managed and Assets by Account Type			(iii) Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
(i) Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
David Delbos	28	25	118	0	0	5
	$42.57 Billion	$9.75 Billion	$17.54 Billion	$0	$0	$652.1 Million
Mitchell S. Garfin, CFA	29	25	131	0	0	5
	$43.75 Billion	$9.90 Billion	$18.01 Billion	$0	$0	$652.1 Million
Carly Wilson	13	9	14	0	0	0
	$9.27 Billion	$1.30 Billion	$3.60 Billion	$0	$0	$0

(iv) Portfolio Manager Potential Material Conflicts of Interest

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, Inc., its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, Inc. or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock, Inc.’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock, Inc. or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Delbos and Garfin and Ms. Wilson may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Delbos and Garfin and Ms. Wilson may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock, Inc. has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.

(a)(3) As of December 31, 2024:

Portfolio Manager Compensation Overview

The discussion below describes the portfolio managers’ compensation as of December31, 2024.

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.

Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.

Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Benchmark

David Delbos Mitchell S. Garfin, CFA	A combination of market-based indices (e.g., the Bloomberg U.S. Corporate High Yield 2% Issuer Cap Index), certain customized indices and certain fund industry peer groups.

Carly Wilson	A combination of market-based indices (e.g., ICE BofA 3-Month U.S. Treasury Bill Index).

Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.

Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-

term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have deferred BlackRock, Inc. stock awards.

For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.

Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock, Inc. employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($345,000 for 2024). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock, Inc. contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock, Inc. common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. All of the eligible portfolio managers are eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities – As of December 31, 2024:

Portfolio Manager	Dollar Range of Equity Securities of the Fund Beneficially Owned
David Delbos	$100,001 - $500,000
Mitchell S. Garfin, CFA	$50,001 - $100,000
Carly Wilson	$10,001 - $50,000

(b) Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16	– Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17	– Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18	– Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19	– Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

(c) Consent of Independent Registered Public Accounting Firm

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Trust

Date: February 26, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Trust

Date: February 26, 2025